UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


               Registrant's telephone number, including area code:
                                  505-984-0200


                   Date of fiscal year end: September 30, 2012


                     Date of reporting period: June 30, 2012


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund

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Thornburg Limited Term Municipal Fund                                                       June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.68%
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2013
          (Education System Capital Improvements)                                   AA/Aa1    $  5,000,000 $   5,197,300
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2015
          (Education System Capital Improvements)                                   NR/Aa1       8,530,000     9,584,820
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2016
          (Education System Capital Improvements)                                   AA/Aa1       5,000,000     5,795,000
          Alabama  State  Board of  Education,  3.00%  due  5/1/2017  (Calhoun
          Community College)                                                        NR/A1        2,070,000     2,194,862
          Alabama  State  Board of  Education,  3.00%  due  5/1/2018  (Calhoun
          Community College)                                                        NR/A1        2,130,000     2,244,381
          Alabama  State  Board of  Education,  4.00%  due  5/1/2019  (Calhoun
          Community College)                                                        NR/A1        2,195,000     2,422,095
          Alabama  State  Board of  Education,  4.00%  due  5/1/2020  (Calhoun
          Community College)                                                        NR/A1        1,000,000     1,097,710
          Alabama  State  Board of  Education,  4.00%  due  5/1/2021  (Calhoun
          Community College)                                                        NR/A1        1,000,000     1,084,380
          Alabama  State  Board of  Education,  4.00%  due  5/1/2022  (Calhoun
          Community College)                                                        NR/A1        1,230,000     1,325,387
          City of  Birmingham  GO, 5.00% due 10/1/2013  (Government  Services;
          Insured: MBIA)                                                            AA/Aa2       2,500,000     2,636,550
          City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)           AA/Aa2       4,240,000     4,662,262
          City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)           AA/Aa2       3,005,000     3,265,864
          City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)           AA/Aa2       3,775,000     4,271,979
          City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)           AA/Aa2       3,645,000     4,003,850
          City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)           AA/Aa2       2,045,000     2,362,998
          City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)           AA/Aa2       2,760,000     3,046,046
          City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)           AA/Aa2       2,000,000     2,348,100
          City of  Mobile  Industrial  Development  Board  Pollution  Control,
          1.65% due 6/1/2034 put 3/20/2017  (Alabama Power Company Barry Plant
          Project)                                                                   A/A2        6,000,000     6,088,740
          City of  Mobile  Industrial  Development  Board  Pollution  Control,
          5.00% due 6/1/2034 put 3/19/2015  (Alabama Power Company Barry Plant
          Project)                                                                   A/A2        6,000,000     6,624,540
          City of Mobile  Private  Placement  Warrants GO, 4.50% due 8/15/2016
          (Senior Center)                                                           NR/NR        1,580,000     1,644,859
          City of Mobile  Warrants  GO,  5.00%  due  2/15/2019  (City  Capital
          Improvements)                                                            AA-/Aa2       2,000,000     2,346,060
          County of Mobile  Warrants GO, 5.25% due  8/1/2012  (County  Capital
          Improvements; Insured: AGM)                                               NR/Aa2       1,025,000     1,029,561
          East Alabama Health Care Authority GO, 5.00% due 9/1/2021                  A/NR        1,245,000     1,439,755
          East Alabama Health Care Authority GO, 5.00% due 9/1/2022                  A/NR          800,000       915,864
          Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016                 AAA/Aa1       2,080,000     2,429,336
          Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019                 AAA/Aa1       3,375,000     4,022,055
          Town of Courtland  Industrial  Development Board, 4.75% due 5/1/2017
          (Solid Waste Disposal-International Paper Company Project)                BBB/NR       5,000,000     5,247,500
          University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017          A+/A1        2,500,000     2,863,800
          University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018          A+/A1        1,500,000     1,716,615
        Alaska -- 0.70%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA-/Aa2       1,600,000     1,680,000
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA+/Aa2       2,000,000     2,332,560
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA-/Aa3       2,000,000     2,149,700
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA-/Aa3       1,900,000     2,108,107
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA-/Aa3       1,000,000     1,136,940
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA-/Aa3       3,000,000     3,479,400
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA-/Aa3       2,455,000     2,885,558
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   AA/Aa2       1,175,000     1,275,615
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,666,618
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,466,544
          Valdez Alaska  Marine  Terminal,  5.00% due 1/1/2021 (BP  Pipelines,
          Inc.)                                                                      A/A2        7,000,000     8,210,440
        Arizona -- 3.51%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,457,267
          Arizona  Board of Regents  COP,  5.00% due 7/1/2019  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       3,735,000     4,223,389
          Arizona  Board of Regents  COP,  5.00% due 6/1/2022  (University  of
          Arizona)                                                                 AA-/Aa3       6,080,000     7,210,211
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           AA-/NR       3,500,000     4,144,315
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)                A/A2        1,470,000     1,687,883
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)                A/A2        1,365,000     1,573,108
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)                A/A2        1,290,000     1,477,334
          Arizona Lottery, 5.00% due 7/1/2018 (Insured: AGM)                       AA-/Aa3       8,370,000     9,951,093
          Arizona Lottery, 5.00% due 7/1/2020 (Insured: AGM)                       AA-/Aa3       8,000,000     9,652,240
          Arizona  School  Facilities  Board,  5.00%  due  7/1/2016  (Insured:
          AMBAC)                                                                    NR/NR        5,775,000     6,392,925
          Arizona Transportation Board Highway, 5.00% due 7/1/2019                 AA+/Aa2       3,500,000     4,276,580
          Arizona Transportation Board Highway, 5.00% due 7/1/2021                 AA+/Aa2       7,465,000     9,257,048
          Arizona Transportation Board Highway, 5.00% due 7/1/2022                 AA+/Aa2       5,000,000     6,140,350
          Chandler Street & Highway User, 3.00% due 7/1/2013                        AA/Aa3       1,905,000     1,955,044
          Chandler Street & Highway User, 3.00% due 7/1/2014                        AA/Aa3       2,790,000     2,925,566
          Gilbert Public Facilities  Municipal Property  Refunding,  3.00% due
          7/1/2015                                                                  AA/Aa2       1,080,000     1,145,113
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,088,830
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,475,202
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,628,482
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019                                                                  AA/A3        2,200,000     2,349,908
          Maricopa   County  IDA  Health   Facilities,   4.125%  due  7/1/2015
          (Catholic Health Care West)                                                A/A2        1,000,000     1,075,640
          Maricopa  County  IDA  Health  Facilities,  5.00% due  7/1/2038  put
          7/1/2014 (Catholic Health Care West)                                       A/A2        7,500,000     8,029,050
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,490,600
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AA+/NR       3,135,000     3,386,427
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    13,243,208
          Navajo  County  Pollution  Control,  5.50% due 6/1/2034 put 6/1/2014
          (Arizona Public Service Co.)                                             BBB/Baa1      1,600,000     1,723,584
          Navajo  County  Pollution  Control,  5.50% due 6/1/2034 put 6/1/2014
          (Arizona Public Service Co.)                                             BBB/Baa1      2,600,000     2,790,034
          Navajo  County  Pollution  Control,  5.75% due 6/1/2034 put 6/1/2016
          (Arizona Public Service Co.)                                             BBB/Baa1      9,700,000    10,978,848
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,662,015
          Phoenix Civic Improvement Corp. Airport, 3.00% due 7/1/2013               A+/A1        1,000,000     1,021,580
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         190,000       191,651
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,801,150
       a  Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,407,520
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       3,285,000     3,751,142
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,298,700
          Pima County Sewer, 4.00% due 7/1/2014                                     A+/NR        1,500,000     1,595,310
          Pima County Sewer, 5.00% due 7/1/2015                                     A+/NR        1,250,000     1,396,688
       a  Pima County Sewer, 5.00% due 7/1/2016                                     A+/NR        2,000,000     2,296,360
          Pima County Sewer, 4.50% due 7/1/2017 (Insured: AGM)                     AA-/Aa3       5,000,000     5,808,500
          Pima County Sewer, 5.00% due 7/1/2017                                     A+/NR        2,750,000     3,222,615
          Pima County Sewer, 5.00% due 7/1/2018                                     A+/NR        2,000,000     2,375,280
          Pima County Sewer, 5.00% due 7/1/2018 (Insured: AGM)                     AA-/Aa3       5,000,000     5,995,100
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,724,985
          Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)                A-/A3        6,885,000     7,649,992
          University Arizona Medical Center Corp. GO, 5.00% due 7/1/2014          BBB+/Baa1      1,000,000     1,058,080
          Yuma Property Corp.  Utility Systems,  5.00% due 7/1/2016  (Insured:
          Syncora)                                                                  A+/A1        2,000,000     2,257,000
          Yuma Property Corp.  Utility Systems,  5.00% due 7/1/2018  (Insured:
          Syncora)                                                                  A+/A1        2,130,000     2,411,224
        Arkansas -- 0.29%
          Fort Smith Water & Sewer, 2.00% due 10/1/2013 (Insured: AGM)              AA-/NR       1,000,000     1,016,980
          Fort Smith Water & Sewer, 3.00% due 10/1/2014 (Insured: AGM)              AA-/NR       1,000,000     1,052,410
          Fort Smith Water & Sewer, 3.50% due 10/1/2016 (Insured: AGM)              AA-/NR       1,370,000     1,514,138
          Fort Smith Water & Sewer, 3.50% due 10/1/2017 (Insured: AGM)              AA-/NR       1,930,000     2,153,629
          Fort Smith Water & Sewer, 4.00% due 10/1/2018 (Insured: AGM)              AA-/NR       1,000,000     1,144,230
          Fort Smith Water & Sewer, 4.00% due 10/1/2019 (Insured: AGM)              AA-/NR       1,670,000     1,913,302
          Jefferson County Hospital,  4.00% due 6/1/2015  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,205,000     1,293,387
          Jefferson County Hospital,  4.00% due 6/1/2016  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,395,000     1,498,523
          Jefferson County Hospital,  4.00% due 6/1/2017  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,375,000     1,480,325
          Jefferson County Hospital,  4.50% due 6/1/2018  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,495,000     1,653,156
          Jefferson County Hospital,  4.50% due 6/1/2019  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,580,000     1,747,827
        California -- 9.52%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA/NR        1,000,000     1,170,910
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AA-/Aa3       1,560,000     1,577,987
          Anaheim  Public  Financing   Authority,   0%  due  9/1/2022  (Public
          Facility Improvements; Insured: AGM)                                     AA-/Aa3       3,250,000     2,106,195
          Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)              AA-/NR         520,000       525,392
          Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)              AA-/NR         325,000       350,893
          Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)              AA-/NR         965,000     1,089,118
          Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)              AA-/NR       1,020,000     1,168,838
          Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)              AA-/NR         725,000       837,701
          Calexico USD COP, 5.75% due 9/1/2013                                      A-/NR        1,155,000     1,197,273
          California  Educational  Facilities,   5.00%  due  4/1/2017  (Pitzer
          College)                                                                  NR/A3        1,460,000     1,659,348
          California  Educational  Facilities,  5.00%  due  4/1/2021  (Chapman
          University)                                                               NR/A2        4,870,000     5,729,701
          California  HFFA,  5.25%  due  3/1/2022  (Catholic  Healthcare  West
          Health Facilities)                                                         A/A2        7,020,000     8,248,430
          California   HFFA,   5.00%  due  7/1/2027  put  7/1/2014   (Catholic
          Healthcare West Health Facilities)                                         A/A2        3,500,000     3,756,270
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               BBB/A2         895,000       898,589
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2015                                                             AA-/Aa3       5,000,000     5,620,850
          California State  Department of Water Resources Power Supply,  5.00%
          due 5/1/2016                                                             AA-/Aa3       5,000,000     5,807,350
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,820,280
          California State Economic Recovery GO, 5.00% due 7/1/2020                 A+/Aa3       4,200,000     5,028,954
          California State GO, 4.75% due 4/1/2018 (Various Purposes)                A-/A1        1,250,000     1,460,775
          California  State  GO,  5.00%  due  9/1/2020   (Tax-Exempt   Various
          Purposes)                                                                 A-/A1       10,000,000    11,964,600
          California  State  GO,  5.00%  due  9/1/2021   (Tax-Exempt   Various
          Purposes)                                                                 A-/A1        5,000,000     5,999,250
          California  State GO, 0.14% due 5/1/2034 put 7/2/2012  (Kindergarten
          University Public Education  Facilities;  LOC: State Street B&T Co.)
          (daily demand notes)                                                     AA-/Aa2       1,500,000     1,500,000
          California State HFFA, 5.50% due 2/1/2017  (Community  Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        2,575,000     2,899,089
          California State HFFA, 5.50% due 2/1/2019  (Community  Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        2,865,000     3,311,568
          California State HFFA, 5.75% due 2/1/2020  (Community  Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        1,975,000     2,325,286
          California  State  HFFA,  5.00% due  3/1/2020  (Catholic  HealthCare
          West)                                                                      A/A2        4,400,000     5,171,540
          California State HFFA, 5.75% due 2/1/2021  (Community  Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        1,695,000     1,987,557
          California  State  HFFA,  5.00% due  3/1/2021  (Catholic  HealthCare
          West)                                                                      A/A2        3,450,000     4,025,460
          California  State HFFA,  5.00% due 7/1/2028  put 7/1/2014  (Catholic
          HealthCare West)                                                           A/A2        2,000,000     2,146,440
          California  State Housing Finance  Agency,  2.50% due 12/1/2017 (One
          Santa Fe Apartments-MFH; Collateralized: GNMA)                            NR/Aaa       1,725,000     1,764,951
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,482,850
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,543,060
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University)                                            BBB+/Aa3      3,000,000     3,455,970
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University)                                            BBB+/Aa3      2,700,000     3,127,977
          California   State   Public  Works   Board,   5.00%  due   10/1/2020
          (California State University)                                            BBB+/A2       1,000,000     1,163,520
          California  State Public Works Board,  5.00% due  10/1/2021  Various
          Department Projects)                                                     BBB+/A2       1,000,000     1,163,180
          California  State School Cash Reserve Program  Authority,  2.00% due
          10/31/2012                                                               SP-1+/NR      1,000,000     1,005,620
          California  State School Cash Reserve Program  Authority,  2.00% due
          12/31/2012                                                               SP-1+/NR      8,000,000     8,065,280
          California  State School Cash Reserve Program  Authority,  2.00% due
          12/31/2012                                                               SP-1+/NR      5,500,000     5,544,880
          California  Statewide  Community  Development  Authority,  5.00% due
          6/15/2013 (Property Tax Allocation)                                       A-/A1        9,500,000     9,925,315
          California  Statewide  Community  Development  Authority,  5.00% due
          4/1/2019 (Kaiser Credit Group)                                            A+/NR       27,000,000    32,046,840
          California  Statewide  Community  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)        NR/NR        2,100,000     2,103,465
          California Statewide Community  Development Authority PCR, 4.10% due
          4/1/2028 put 4/1/2013 (Southern  California Edison County;  Insured:
          Syncora)                                                                   A/A1        1,000,000     1,026,110
          Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                   A+/NR        7,000,000     5,549,180
          Centinela Valley USD GO, 4.00% due 12/1/2013                             SP-1+/NR      5,665,000     5,930,405
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       690,114
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,750,000     2,054,727
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,322,404
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,406,974
          Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                    AA/NR        2,685,000     2,229,141
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AA+/Aaa       2,000,000     2,096,280
          Inland Valley Development Agency, 5.25% due 4/1/2013 (ETM)                 A/NR        2,000,000     2,074,640
          Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)                 A/NR        2,000,000     2,177,140
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       5,000,000     5,768,000
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,489,000
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,519,150
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR     12,000,000    12,618,360
          Los Angeles  Convention and Exhibition Center  Authority,  5.00% due
          8/15/2018                                                                 A+/A2        2,095,000     2,376,149
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2019
          (Multiple Capital Projects)                                               A+/A1       17,935,000    21,031,657
          Los Angeles  County  Public  Works  Financing  Authority,  5.00% due
          8/1/2018 (Multiple Capital Projects)                                      A+/A1        4,000,000     4,652,240
          Los Angeles USD COP, 5.00% due 10/1/2017 (Insured: AMBAC)                 A+/A1        2,445,000     2,825,907
          Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)               A+/A1        4,600,000     5,477,128
          Los Angeles USD COP, 5.50% due 12/1/2019                                  A+/A1        7,040,000     8,435,046
          Los Angeles USD GO, 5.00% due 7/1/2018 (Insured: AGM)                    AA-/Aa2       4,000,000     4,753,440
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                    AA/Aa3       1,435,000     1,629,787
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                    AA/Aa3       2,260,000     2,620,967
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     4,506,600
          Newport  Beach,  5.00% due  12/1/2038  put 2/7/2013  (Hoag  Memorial
       a  Hospital)                                                                 AA/Aa3       3,000,000     3,080,220
          Northern California Power Agency, 5.00% due 7/1/2017  (Hydroelectric
          Project)                                                                  A+/A2        1,000,000     1,178,750
          Northern  California  Power Agency,  5.00% due 6/1/2018 (Lodi Energy
          Center)                                                                   A-/A3        4,480,000     5,281,830
          Northern California Power Agency, 5.00% due 7/1/2019                      A+/A2        1,000,000     1,207,910
          Northern California Power Agency, 5.00% due 7/1/2020                      A+/A2        1,325,000     1,570,788
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,462,253
          Palo Alto USD GO, 0% due 8/1/2019                                        AAA/Aa1       1,000,000       840,750
          Palomar Community College Capital Appreciation GO, 0% due 8/1/2021       AA-/Aa2       2,560,000     1,871,258
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2012  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa2       1,255,000     1,258,564
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                 A+/Baa2       5,150,000     5,322,628
          Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)         NR/Aa3       3,955,000     4,651,713
          Sacramento  City  USD  GO,  4.00%  due  7/1/2019   (School  District
          Educational Services)                                                     A+/A1        5,455,000     6,087,398
          Sacramento City USD GO, 5.00% due 7/1/2021  (Educational  Facilities
          Improvements)                                                             A+/A1        3,265,000     3,884,762
          Sacramento  Cogeneration  Authority,  5.00% due  7/1/2017  (Insured:
          AMBAC)                                                                    BBB/NR       8,290,000     8,875,523
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       876,128
          Sacramento County Sanitation  Districts Financing  Authority,  0.25%
          due  12/1/2039  put 7/2/2012  (LOC:  Morgan  Stanley)  (daily demand
          notes)                                                                   AAA/Aa2      12,425,000    12,425,000
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       4,870,000     5,372,389
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       5,000,000     5,471,650
          Sacramento Municipal Utility District,  5.00% due 7/1/2020 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       8,675,000     9,422,525
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2020                                                             A+/NR        4,000,000     4,664,920
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2021                                                             A+/NR        3,000,000     3,497,490
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2022                                                             A+/NR        8,000,000     9,278,080
          San Diego  Redevelopment  Agency,  4.50% due  9/1/2019  (Centre City
          Redevelopment; Insured: AMBAC)                                            NR/Ba1       1,240,000     1,293,084
          San Diego USD GO, 5.50% due 7/1/2020 (Insured: Natl-Re)                  AA-/Aa2      10,000,000    12,674,600
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AA-/Aa2       7,600,000     5,969,420
          San Jose  Redevelopment  Agency Tax  Allocation,  6.00% due 8/1/2015
          (Insured: Natl-Re)                                                       BBB/Baa2      2,780,000     2,959,894
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (DHCCP
          Development Project)                                                      A+/NR        3,900,000     4,119,375
          Santa  Ana   Financing   Authority,   6.25%  due  7/1/2018   (Police
          Administration & Holding Facility; Insured: Natl-Re)                     BBB/Baa2      4,035,000     4,681,044
          Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                 A+/NR        3,425,000     2,763,187
          Santa Clara County Financing  Authority  Lease,  4.00% due 5/15/2014
          (Multiple Facilities)                                                     AA/Aa2       4,245,000     4,513,836
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,829,593
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A1        2,000,000     2,100,360
          State  of   California   GO,   0.13%  due   5/1/2034   put  7/2/2012
          (Kindergarten  University Facilities;  LOC: Citibank N.A./California
          State Teachers' Retirement System) (daily demand notes)                   A/Aa3       17,780,000    17,780,027
          State  of   California   GO,   0.16%  due   5/1/2034   put  7/2/2012
          (Kindergarten  University Facilities;  LOC: Citibank N.A./California
          State Teachers' Retirement System) (daily demand notes)                   A/Aa3       35,375,000    35,375,000
          State  of   California   GO,   0.17%  due   5/1/2034   put  7/2/2012
          (Kindergarten  University Facilities;  LOC: Citibank N.A./California
          State Teachers' Retirement System) (daily demand notes)                  AAA/Aa2      36,800,000    36,800,000
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A2        2,000,000     2,350,080
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A2        2,000,000     2,383,120
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2017 (Tustin
          Redevelopment)                                                             A/NR          935,000       988,183
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2019 (Tustin
          Redevelopment)                                                             A/NR        1,010,000     1,055,450
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2020 (Tustin
          Redevelopment)                                                             A/NR        1,050,000     1,088,735
          Twin  Rivers  USD  GO,  0%  due  4/1/2014  (Educational   Facilities
          Improvements)                                                            SP-1/NR       3,490,000     3,406,170
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,739,230
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,919,980
          West  Covina  Redevelopment  Agency,  6.00%  due  9/1/2022  (Fashion
          Plaza)                                                                    AA+/NR       6,085,000     7,173,181
        Colorado -- 3.30%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: Natl-Re/FHA)           BBB/NR       1,530,000     1,662,850
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: Natl-Re/FHA)           BBB/NR       1,565,000     1,722,580
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                             BBB/NR         970,000       973,211
          City &  County  of  Denver  Airport  System,  5.00%  due  11/15/2016
          (Insured: Natl-Re)                                                        A+/A1        1,725,000     1,999,965
          City &  County  of  Denver  Airport  System,  5.00%  due  11/15/2017
          (Insured: Natl-Re)                                                        A+/A1        1,000,000     1,177,220
          City & County of Denver  COP,  5.00% due  5/1/2013  (Human  Services
          Center Properties; Insured: MBIA)                                        AA+/Aa1       3,890,000     4,037,236
          City & County of Denver  COP,  5.00% due  5/1/2014  (Human  Services
          Center Properties; Insured: MBIA)                                        AA+/Aa1       4,000,000     4,302,960
          City  &  County  of  Denver   COP,   5.00%  due   12/1/2016   (Buell
          Theatre/Jail Dormitory; Insured: Natl-Re)                                AA+/Aa1       3,025,000     3,190,437
          City & County of Denver COP, 0.18  % due 12/1/2029 put 7/2/2012
          (Wellington E. Webb Municipal Office Building; SPA: JPMorgan
          Chase Bank) (daily demand notes)                                        AA+/Aa1       44,405,000    44,405,000
          City & County  of  Denver  COP,  0.18% due  12/1/2029  put  7/2/2012
          (Wellington E. Webb Municipal Office Building;  SPA:  JPMorgan Chase
          Bank) (daily demand notes)                                               AA+/Aa2       6,810,000     6,810,000
          City & County of Denver COP, 0.18  % due 12/1/2031 put 7/2/2012
          (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase
          Bank) (daily demand notes)                                               AA+/Aa1      25,110,000    25,110,000
          Colorado COP, 3.00% due 3/1/2013 (Colorado Penitentiary)                 AA-/Aa2       1,205,000     1,219,496
          Colorado COP, 4.00% due 3/1/2014 (Colorado Penitentiary)                 AA-/Aa2       1,285,000     1,340,769
          Colorado COP, 5.00% due 3/1/2016 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,273,280
          Colorado COP, 5.00% due 3/1/2017 (Colorado Penitentiary)                 AA-/Aa2       2,000,000     2,327,160
          Colorado COP, 5.00% due 3/1/2018 (Colorado Penitentiary)                 AA-/Aa2       1,500,000     1,771,080
          Colorado  Educational  &  Cultural  Facilities,  4.00% due  6/1/2014
          (NCSL)                                                                     A/A3        1,300,000     1,365,312
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2016
          (NCSL)                                                                     A/A3        1,475,000     1,648,917
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2018
          (NCSL)                                                                     A/A3        1,625,000     1,872,813
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2020
          (NCSL)                                                                     A/A3        1,805,000     2,114,449
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2021
          (NCSL)                                                                     A/A3        1,000,000     1,165,740
          Colorado Educational & Cultural  Facilities,  0.18% due 5/1/2037 put
          7/2/2012  (National  Jewish  Federation;  LOC:  JPMorgan Chase Bank)
          (daily demand notes)                                                      NR/Aa3         650,000       650,000
          Colorado Educational & Cultural  Facilities,  0.18% due 9/1/2038 put
          7/2/2012  (National  Jewish  Federation;  LOC:  JPMorgan Chase Bank)
          (daily demand notes)                                                      NR/Aa3         950,000       950,000
          Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,840,000     3,021,334
          Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,365,000     2,690,684
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       1,185,000     1,384,187
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       2,225,000     2,660,922
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                              AA/Aa2       1,000,000     1,153,730
          Colorado  HFA,  5.00% due 7/1/2039 put  11/8/2012  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,500,000     3,559,430
          Colorado HFA,  5.00% due 7/1/2039 put  11/12/2013  (Catholic  Health
          Initiatives)                                                              AA/Aa2       7,255,000     7,703,141
          Colorado HFA,  5.00% due 7/1/2039 put  11/11/2014  (Catholic  Health
          Initiatives)                                                              AA/Aa2       3,000,000     3,305,010
          Colorado Higher Education COP, 5.00% due 11/1/2013                       AA-/Aa2       1,025,000     1,084,419
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,662,382
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        5,000,000     5,322,350
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2021
          (Insured: Syncora)                                                      BBB-/Baa3      3,700,000     3,885,370
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        2,000,000     2,128,940
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2022
          (Insured: Syncora)                                                      BBB-/Baa3      1,000,000     1,041,600
          E-470  Public  Highway  Authority  Capital   Appreciation,   0%  due
          9/1/2014 (Insured: Natl-Re)                                              BBB/Baa2      1,910,000     1,815,207
          Longmont Sales & Use Tax, 6.00% due 5/15/2019                             AA+/NR       3,215,000     4,027,559
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,123,480
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AA-/NR       1,035,000     1,189,422
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AA-/NR       1,525,000     1,772,233
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AA-/NR       1,200,000     1,443,828
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,220,000
          Regional Transportation District COP, 5.00% due 6/1/2018                  A-/Aa3       1,750,000     2,027,393
          Regional Transportation District COP, 5.00% due 6/1/2019                  A-/Aa3       4,730,000     5,540,533
          Regional Transportation District COP, 5.00% due 6/1/2020                  A-/Aa3       3,655,000     4,306,796
          Regional Transportation District COP, 5.50% due 6/1/2021                  A-/Aa3       2,370,000     2,844,142
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AA+/NR         745,000       828,336
        Connecticut -- 0.02%
          Connecticut Health and Educational  Facilities Authority,  0.14% due
          7/1/2036 put 7/2/2012 (Yale University) (daily demand notes)             AAA/Aaa       1,100,000     1,100,000
        District of Columbia -- 0.95%
          District of Columbia, 4.00% due 4/1/2015 (National Public Radio)         AA-/Aa3       1,000,000     1,079,000
          District of Columbia, 5.00% due 4/1/2016 (National Public Radio)         AA-/Aa3         500,000       569,260
          District of Columbia, 4.00% due 4/1/2017 (National Public Radio)         AA-/Aa3       1,830,000     2,045,007
          District of Columbia, 5.00% due 4/1/2018 (National Public Radio)         AA-/Aa3       1,195,000     1,409,598
          District of Columbia, 5.00% due 4/1/2019 (National Public Radio)         AA-/Aa3         805,000       961,814
          District of Columbia, 5.00% due 4/1/2020 (National Public Radio)         AA-/Aa3       1,250,000     1,501,025
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,149,760
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        2,085,000     2,132,684
          District   of   Columbia   COP,   5.25%   due   1/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,875,000     3,156,290
          District   of   Columbia   COP,   5.25%   due   1/1/2016   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        4,625,000     5,201,645
          District of Columbia COP, 5.00% due 1/1/2018                              A/Aa3        5,000,000     5,577,300
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,534,000
          District   of   Columbia   COP,   4.50%   due   1/1/2021   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,100,000     1,194,215
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     6,231,850
          District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)            A+/Aa2       3,005,000     3,709,252
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2014
          (Insured: AGM HUD Loan)                                                  AA-/Aa3       1,195,000     1,279,905
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2015
          (Insured: AGM HUD Loan)                                                  AA-/Aa3       1,480,000     1,625,943
          District  of  Columbia  Tax  Increment,  0% due  7/1/2012  (Mandarin
          Oriental; Insured: AGM)                                                  AA-/Aa3       1,580,000     1,579,952
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       2,000,000     1,924,000
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       4,000,000     3,579,080
        Florida -- 8.54%
          Broward County, 5.00% due 9/1/2013 (Port Facilities)                      A-/A2        2,000,000     2,090,640
          Broward County, 5.00% due 9/1/2017 (Port Facilities)                      A-/A2        2,820,000     3,222,188
          Broward County, 5.50% due 9/1/2018 (Port Facilities)                      A-/A2        3,500,000     4,127,025
          Broward County, 5.50% due 9/1/2019 (Port Facilities)                      A-/A2        2,800,000     3,338,776
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Airport,
          Marina & Port Improvements; Insured: AMBAC) ETM                           NR/NR        1,625,000     1,789,174
          Broward  County  Airport  Systems,  5.00%  due  10/1/2014  (Airport,
          Marina & Port Improvements; Insured: AMBAC)                               A+/NR        2,375,000     2,588,109
          Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)       AA-/Aa3       3,035,000     3,396,317
          Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)       AA-/Aa3       1,495,000     1,700,802
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       3,715,000     4,262,442
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       7,630,000     8,754,357
          Broward  County  School  Board  COP,  5.00% due  7/1/2017  (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,000,000     1,142,530
          Broward County School Board COP, 5.00% due 7/1/2021                       A/Aa3        4,000,000     4,661,560
          Broward County School Board COP, 5.00% due 7/1/2022                       A/Aa3        4,580,000     5,325,807
          Capital Projects Finance  Authority,  5.50% due 10/1/2012  (Insured:
          Natl-Re)                                                                 BBB/Baa2      1,820,000     1,823,240
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,660,000     2,673,247
          Collier County Special Obligation, 4.00% due 10/1/2014                    AA/Aa2       1,410,000     1,518,951
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)      AA+/Aa1       1,835,000     2,037,988
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AA-/Aa3       1,605,000     1,737,653
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AA-/Aa3       1,500,000     1,673,670
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2014
          (Innovation Village Capital Improvements)                                  A/A1        1,950,000     2,117,310
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2015
          (Innovation Village Capital Improvements)                                  A/A1        2,395,000     2,671,527
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2016
          (Innovation Village Capital Improvements)                                  A/A1        2,275,000     2,596,753
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AA+/Aa2       3,500,000     4,078,690
          Florida Higher Educational  Facilities  Financing  Authority,  4.00%
          due 4/1/2013 (Nova Southeastern University)                              BBB/Baa2      1,100,000     1,123,793
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2014 (Nova Southeastern University)                              BBB/Baa2      2,365,000     2,500,633
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2015 (Nova Southeastern University)                              BBB/Baa2      2,350,000     2,544,603
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2016 (Nova Southeastern University)                              BBB/Baa2      2,345,000     2,583,041
          Florida Higher Educational  Facilities  Financing  Authority,  5.25%
          due 4/1/2017 (Nova Southeastern University)                              BBB/Baa2      1,325,000     1,500,072
       a  Florida Higher Educational  Facilities  Financing  Authority,  5.25%
          due 4/1/2018 (Nova Southeastern University)                              BBB/Baa2      2,630,000     2,971,690
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2019 (University of Tampa)                                       BBB+/NR       1,225,000     1,372,796
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2019 (Nova Southeastern University)                              BBB/Baa2      1,035,000     1,151,179
          Florida Higher Educational  Facilities  Financing  Authority,  5.50%
          due 4/1/2019 (Nova Southeastern University)                              BBB/Baa2      1,705,000     1,958,192
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2020 (Nova Southeastern University)                              BBB/Baa2      1,030,000     1,144,804
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2022 (University of Tampa)                                       BBB+/NR         620,000       690,736
          Florida Hurricane Catastrophe, 5.00% due 7/1/2014                        AA-/Aa3      11,000,000    11,893,200
          Florida  Municipal  Power Agency,  5.50% due  10/1/2021  (Stanton II
          Project; Insured: AMBAC)                                                  NR/A1        1,500,000     1,514,730
          Florida  State Board of  Governors,  4.00% due 7/1/2020  (University
          System Capital Improvements)                                              AA/Aa2       4,055,000     4,535,964
          Florida  State Board of  Governors,  4.00% due 7/1/2021  (University
          System Capital Improvements)                                              AA/Aa2       4,215,000     4,695,004
          Florida  State Board of  Governors,  4.00% due 7/1/2022  (University
          System Capital Improvements)                                              AA/Aa2       4,385,000     4,883,925
       a  Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,170,380
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2012                                                                 AA+/NR         770,000       777,715
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       976,649
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,024,974
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,565,170
          Florida State Housing  Finance Corp.,  1.625% due 1/1/2015  (Captiva
          Cove Apartments-Multi-Family Mtg; Insured: FNMA)                          NR/Aaa       1,600,000     1,603,584
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     5,102,857
          Fort  Myers  Florida  Improvement,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                  A+/Aa3       2,195,000     2,484,564
          Gainesville Utilities Systems, 6.50% due 10/1/2013                        AA/Aa2       4,800,000     5,140,080
          Gainesville  Utilities  Systems,  0.26% due  10/1/2026  put 7/2/2012
          (SPA: Suntrust Bank) (daily demand notes)                                 AA/Aa2      47,080,000    47,080,000
          Gainesville  Utilities  Systems,  0.38% due  10/1/2026  put 7/2/2012
          (SPA: SunTrust Bank) (daily demand notes)                                 AA/Aa2      10,065,000    10,065,000
          Highlands  County  HFA,  5.00%  due  11/15/2015   (Adventist  Health
          System/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,130,730
          Highlands County HFA, 5.00% due 11/15/2016  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       1,000,000     1,156,620
          Highlands County HFA, 5.00% due 11/15/2017  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       3,200,000     3,779,424
          Highlands  County  HFA,  5.00%  due  11/15/2017   (Adventist  Health
          System/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,115,400
          Highlands County HFA, 5.00% due 11/15/2019  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       3,000,000     3,586,680
          Highlands  County HFA, 3.95% due 11/15/2032 put 9/1/2012  (Adventist
          Health/Sunbelt Group)                                                    AA-/Aa3       2,665,000     2,680,590
          Hillsborough County Capacity  Assessment,  5.00% due 3/1/2015 (Water
          and Wastewater System Capital Improvements; Insured: Natl-Re/FGIC)        A+/A1        5,000,000     5,486,850
          Hillsborough  County  Community  Investment Tax, 5.00% due 11/1/2016
          (Various Capital Improvements; Insured: AMBAC)                            AA/A1        1,000,000     1,152,200
          Hillsborough  County  Community  Investment Tax, 5.00% due 11/1/2018
          (Court Facilities)                                                        AA/A1        4,210,000     4,950,076
          Hillsborough  County  Community  Investment Tax, 5.00% due 11/1/2019
          (Court Facilities)                                                        AA/A1        4,420,000     5,228,418
          Hillsborough  County  Community  Investment Tax, 5.00% due 11/1/2020
          (Court Facilities)                                                        AA/A1        4,645,000     5,525,971
          Hillsborough  County  Community  Investment Tax, 5.00% due 11/1/2021
          (Court Facilities)                                                        AA/A1        4,880,000     5,845,410
          Hillsborough  County IDA PCR,  5.10% due 10/1/2013  (Tampa  Electric
          Co.)                                                                     BBB+/A3       7,410,000     7,477,727
          Hillsborough  County School Board COP, 5.25% due 7/1/2017  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,166,000
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,196,380
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,218,760
          Hollywood Water & Sewer, 5.00% due 10/1/2014 (Insured: AGM)               NR/Aa2       1,300,000     1,370,837
          Jacksonville  Economic  Development  Commission,  6.00% due 9/1/2017
          (Florida Proton Therapy Institute)                                        NR/NR        5,235,000     5,883,198
          JEA, 5.00% due 10/1/2014 (Electric Systems)                               A+/Aa3       7,165,000     7,732,038
          JEA, 4.00% due 10/1/2016 (Electric Systems)                               A+/Aa3       3,540,000     3,936,728
          JEA Water & Sewer Systems, 3.50% due 10/1/2013                            AA/Aa2       5,565,000     5,782,591
          JEA Water & Sewer Systems, 5.00% due 10/1/2018                            AA/Aa2       1,500,000     1,809,345
          Kissimmee   Utilities  Authority   Electrical  Systems,   5.25%  due
          10/1/2016 (Insured: AGM)                                                  NR/Aa3       1,700,000     1,976,709
          Lake County School Board COP, 5.25% due 6/1/2017 (Insured: AMBAC)          A/NR        2,000,000     2,305,360
          Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)          A/NR        1,475,000     1,715,484
          Lakeland Florida Energy System, 5.00% due 10/1/2016 (Insured: AGM)       AA-/Aa3       9,780,000    11,301,768
          Lakeland Florida Energy System, 5.00% due 10/1/2017 (Insured: AGM)       AA-/Aa3       7,105,000     8,366,919
          Lakeland Florida Energy System, 5.00% due 10/1/2019 (Insured: AGM)       AA-/Aa3       5,000,000     6,028,100
          Lakeland Florida Energy System, 5.00% due 10/1/2020 (Insured: AGM)       AA-/Aa3       1,695,000     2,050,306
          Lakeland  Florida Hospital  System,  3.00% due 11/15/2013  (Lakeland
          Regional Health)                                                          NR/A2        1,000,000     1,030,680
          Lakeland  Florida Hospital  System,  4.00% due 11/15/2014  (Lakeland
          Regional Health)                                                          NR/A2        1,000,000     1,057,330
          Lakeland  Florida Hospital  System,  5.00% due 11/15/2019  (Lakeland
          Regional Health)                                                          NR/A2        5,640,000     6,542,400
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,091,590
          Miami Beach GO, 4.00% due 9/1/2019                                       AA-/Aa2       2,745,000     3,136,272
          Miami Beach GO, 5.00% due 9/1/2020                                       AA-/Aa2       3,720,000     4,520,842
          Miami Beach GO, 4.00% due 9/1/2021                                       AA-/Aa2       1,015,000     1,157,831
          Miami Beach GO, 5.00% due 9/1/2022                                       AA-/Aa2       1,000,000     1,209,220
          Miami Dade County  Educational  Facilities  Authority  GO, 5.00% due
          4/1/2016 (University of Miami; Insured: AMBAC)                            A-/A3        3,000,000     3,330,870
          Miami  Dade  County   Expressway   Authority,   5.00%  due  7/1/2019
          (Insured: Assured Guaranty)                                              AA-/Aa3       6,530,000     7,667,069
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       4,540,000     5,499,756
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2015 (Insured: AGM)                                             AA-/Aa3       3,845,000     3,559,393
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2016 (Insured: AGM)                                             AA-/Aa3       3,535,000     3,172,309
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2017 (Insured: AGM)                                             AA-/Aa3       2,435,000     2,099,043
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2018 (Insured: AGM)                                             AA-/Aa3       5,385,000     4,438,263
          Miami Dade County Professional  Sports Franchise  Facilities Tax, 0%
          due 10/1/2019 (Insured: AGM)                                             AA-/Aa3       2,170,000     1,694,878
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,072,310
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,113,140
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,522,817
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,137,540
          Miami Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016        A/A1        6,000,000     6,629,700
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AA-/Aa3       5,000,000     5,674,800
          Miami Dade County Special Housing,  5.80% due 10/1/2012 (HUD Section
          8)                                                                       NR/Baa3         625,000       629,963
          Miami Special Obligation, 5.00% due 1/1/2018 (Insured: Natl-Re)           A-/A2        1,970,000     2,276,650
          North Miami Educational  Facilities,  5.00% due 4/1/2013 (Johnston &
          Wales University; Insured: Syncora)                                       NR/NR        1,530,000     1,566,567
          Orange County HFA, 5.00% due 10/1/2013 (Orlando Health)                    A/A2        1,100,000     1,155,880
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     3,003,770
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,261,061
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        5,860,000     6,902,611
          Orange County HFA,  6.25% due 10/1/2021  (Orlando  Health;  Insured:
          Natl-Re)                                                                   A/A2        1,870,000     2,346,177
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A2        5,845,000     6,110,305
          Polk County School District, 5.00% due 10/1/2013 (Insured: Natl-Re)       A/Baa2       2,000,000     2,092,900
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3        3,125,000     3,526,406
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3       10,000,000    11,284,500
          South  Broward  Florida  Hospital,   5.00%  due  5/1/2020  (Insured:
          Natl-Re)                                                                 AA-/Aa3       7,260,000     7,922,983
          South Florida  Water  Management  District COP,  5.00% due 10/1/2015
          (Insured: AMBAC)                                                          AA/Aa2       1,000,000     1,118,330
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     AA/Aa2       1,560,000     1,792,440
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     AA/Aa2       4,610,000     5,410,619
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        1,450,000     1,488,860
          St.  Petersburg HFA, 5.50% due 11/15/2015 (All Children's  Hospital;
          Insured: AMBAC)                                                           NR/A1        1,995,000     2,032,466
          St.  Petersburg HFA, 5.50% due 11/15/2016 (All Children's  Hospital;
          Insured: AMBAC)                                                           NR/A1        1,980,000     2,017,184
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017           AA+/Aa2       5,615,000     6,726,995
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018           AA+/Aa2       2,890,000     3,502,911
       a  Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019           AA+/Aa2       3,000,000     3,673,680
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa2       2,855,000     3,286,362
          Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa2       1,215,000     1,426,070
          Tampa  Sports  Authority,  5.75% due  10/1/2015  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa2      1,095,000     1,142,654
          University  of Central  Florida  Athletics  Association,  Inc.  COP,
          5.00% due 10/1/2016 (Insured: Natl-Re/FGIC)                               BBB/NR       1,640,000     1,769,609
          Volusia County Educational Facility Authority,  4.00% due 10/15/2013
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3         675,000       696,128
          Volusia County Educational Facility Authority,  5.00% due 10/15/2016
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,320,000     2,594,340
          Volusia County Educational Facility Authority,  4.00% due 10/15/2017
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       1,030,000     1,109,959
          Volusia County Educational Facility Authority,  5.00% due 10/15/2018
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,075,000     2,344,356
          Volusia County Educational Facility Authority,  5.00% due 10/15/2019
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,245,000     2,546,706
        Georgia -- 2.16%
          Atlanta Airport, 5.00% due 1/1/2019                                       NR/A1        3,145,000     3,747,456
          Atlanta Airport, 5.25% due 1/1/2020                                       NR/A1        5,000,000     6,080,650
          Atlanta Airport, 5.50% due 1/1/2021                                       NR/A1        3,525,000     4,367,334
          Atlanta Airport Passenger Facility Charge, 5.00% due 1/1/2018             NR/A1        2,100,000     2,453,136
          Atlanta Airport Passenger Facility Charge, 5.00% due 1/1/2020             NR/A1        6,000,000     7,133,640
          Atlanta Airport Passenger Facility Charge, 5.00% due 1/1/2021             NR/A1        7,000,000     8,201,270
          Atlanta  Tax  Allocation,  5.25% due  12/1/2016  (Atlantic  Station;
          Insured: AGM)                                                            AA-/Aa3       3,850,000     4,349,114
          Atlanta   Water  &  Wastewater,   5.50%  due   11/1/2014   (Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,323,460
          Atlanta   Water  &  Wastewater,   5.50%  due   11/1/2015   (Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,590,280
          Atlanta Water & Wastewater, 5.00% due 11/1/2016 (Insured: AGM)           AA-/Aa3       3,215,000     3,680,950
          Atlanta   Water  &  Wastewater,   5.50%  due   11/1/2016   (Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,729,189
          Atlanta Water & Wastewater, 5.00% due 11/1/2017 (Insured: AGM)           AA-/Aa3       4,745,000     5,510,036
          Atlanta Water & Wastewater, 6.00% due 11/1/2019                            A/A1        5,650,000     7,124,142
          Burke  County  Development  Authority  PCR,  2.50% due  1/1/2040 put
          3/1/2013 (Oglethorpe Power)                                               A/Baa1       7,000,000     7,084,000
          Fulton County Facilities COP, 5.00% due 11/1/2017                        AA-/Aa3       8,400,000     9,720,984
          Fulton County Facilities COP, 5.00% due 11/1/2019                        AA-/Aa3       6,600,000     7,759,356
          Gainesville   Water  &  Sewer,   6.00%  due   11/15/2012   (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3         595,000       604,342
          Georgia Municipal Electric Authority, 6.50% due 1/1/2017                  A+/A1        1,415,000     1,599,162
          Lagrange Troup County Hospital  Authority,  5.00% due 7/1/2018 (West
          Georgia Health Foundation, Inc.)                                          A+/Aa2       2,500,000     2,766,625
          Main Street Natural Gas, Inc., 5.00% due 3/15/2013 (Georgia Gas)         A-/Baa2       1,500,000     1,532,910
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)           A/A2        3,000,000     3,202,260
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)         A-/Baa2       3,845,000     4,007,528
          Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)         A-/Baa2       2,000,000     2,117,300
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)         A-/Baa2       5,000,000     5,428,500
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,975,000     3,331,494
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2022
          (South Medical Center)                                                   AA-/Aa2       1,500,000     1,769,100
        Guam -- 0.25%
          Guam Government Limited Obligation, 5.25% due 12/1/2016                  BBB+/NR       5,610,000     6,138,238
          Guam Government Limited Obligation, 5.25% due 12/1/2017                  BBB+/NR       2,000,000     2,210,000
          Guam Government Limited Obligation, 5.50% due 12/1/2018                  BBB+/NR       3,000,000     3,353,850
          Guam Government Limited Obligation, 5.50% due 12/1/2019                  BBB+/NR       2,000,000     2,245,660
        Hawaii -- 0.28%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         315,000       319,322
          Hawaii GO, 5.00% due 12/1/2019                                            AA/Aa2       3,000,000     3,713,730
          Hawaii GO, 5.00% due 12/1/2020                                            AA/Aa2       2,500,000     3,116,375
          Hawaii GO, 5.00% due 12/1/2021                                            AA/Aa2       3,000,000     3,765,540
          Hawaii GO, 5.00% due 12/1/2022                                            AA/Aa2       4,000,000     4,943,360
        Idaho -- 0.34%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR        1,260,000     1,301,908
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,501,400
          University of Idaho, 5.25% due 4/1/2041 put 4/1/2021                      A+/Aa3      14,120,000    16,449,235
        Illinois -- 7.72%
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,342,845
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,694,980
          Broadview Tax Increment, 5.375% due 7/1/2015                              NR/NR        3,400,000     3,403,162
          Chicago  Board  of  Education  GO,  6.25%  due  1/1/2015   (Insured:
          Natl-Re)                                                                 BBB/Aa3       1,310,000     1,394,141
       a  Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago  School
          Reform Board; Insured: Natl-Re/FGIC)                                     AA-/Aa3       4,100,000     4,866,249
          Chicago  Board  of  Education  GO,  5.00%  due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA-/Aa3       1,000,000     1,173,300
          Chicago  Board of  Education  GO,  0.18% due  3/1/2035  put 7/2/2012
          (Capital Improvement  Program;  LOC: JPMorgan Chase Bank) (State Aid
          Withholding) (daily demand notes)                                        AAA/Aa1      10,860,000    10,860,000
          Chicago  Board of  Education  GO,  0.18% due  3/1/2036  put 7/2/2012
          (Capital Improvement  Program;  LOC: JPMorgan Chase Bank) (State Aid
          Withholding) (daily demand notes)                                        AAA/Aa1      15,280,000    15,280,000
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re) ETM                   BBB/Aa3         675,000       692,570
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                        NR/Aa3         420,000       430,651
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)        A+/Aa3       2,670,000     2,485,770
          Chicago  GO,  5.44% due  1/1/2018  (Capital  Appreciation;  Insured:
          Natl-Re)                                                                  A+/Aa3       3,050,000     3,436,374
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AA-/Aa3       8,460,000     9,357,268
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AA-/Aa3       2,000,000     2,258,660
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2018              AA-/Aa3       3,000,000     3,519,900
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2019              AA-/Aa3       2,000,000     2,372,040
          Chicago  Illinois Board of Education GO, 0% due 12/1/2020  (Insured:
          BHAC/FGIC)                                                               AA+/Aa1      12,000,000     9,254,160
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2020              AA-/Aa3       2,500,000     2,984,750
          Chicago  Illinois  Board of  Education  GO,  0.18% due  3/1/2031 put
          7/2/2012 (LOC: JPMorgan Chase Bank) (daily demand notes)                 AAA/Aa1         400,000       400,000
          Chicago  Illinois  Park  District GO,  5.00% due 1/1/2018  (Personal
          Property Replacement)                                                    AA+/Aa2       1,150,000     1,346,673
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2013                                                                  NR/Aa2       3,275,000     3,328,088
          Chicago  Illinois  Public  Building  Commerce  Building,  5.25%  due
          12/1/2013 (Insured: Natl-Re/FGIC)                                        BBB/Aa3       3,000,000     3,179,850
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.25%  due
          6/1/2017 (Federal Transit Administration)                                  A/A1        3,000,000     3,414,540
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.50%  due
          6/1/2018 (Federal Transit Administration)                                  A/A1        2,500,000     2,894,025
          Chicago Midway Airport, 5.50% due 1/1/2013 (Insured: Natl-Re)              A/A2        1,180,000     1,205,925
          Chicago Wastewater Transmission, 4.00% due 1/1/2018                       A+/Aa3       1,475,000     1,624,831
          City of Chicago  Building  Acquisition  Certificates  GO,  5.40% due
          1/1/2018 (Parking Facility Improvements; Insured: AGM)                   AA-/Aa3       3,000,000     3,012,150
          City of Chicago  Sales Tax,  0.17% due 1/1/2034  put 7/2/2012  (SPA:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa2      28,995,000    28,995,000
          City  of  Chicago  Tax  Increment  Allocation,  6.75%  due  6/1/2022
          (Pilsen Redevelopment)                                                    NR/NR        5,000,000     5,225,350
       b  Community   College  District  No.  516  GO,  4.50%  due  12/15/2020
          (Waubonsee Community College)                                             NR/Aa1       1,325,000     1,522,359
       b  Community   College  District  No.  516  GO,  5.00%  due  12/15/2021
          (Waubonsee Community College)                                             NR/Aa1       6,175,000     7,333,368
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,166,525
          Cook County  Community  High School  District,  5.00% due 12/15/2012
          (Insured: Assured Guaranty)                                               AA-/NR       3,180,000     3,244,363
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: Assured Guaranty)                                               AA-/NR       6,875,000     7,274,644
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,494,597
          Cook  County  Community  School  District  GO,  9.00% due  12/1/2018
          (Insured: Natl-Re/FGIC)                                                   NR/Aa2       4,000,000     5,614,800
          Cook County GO, 5.00% due 11/15/2012 (ETM)                                AA/Aa3       6,000,000     6,104,400
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re) (ETM)             AA/Aa3       3,995,000     4,321,272
          Cook County GO, 5.00% due 11/15/2019                                      AA/Aa3       3,690,000     4,425,011
          Cook County GO, 5.00% due 11/15/2020                                      AA/Aa3       3,590,000     4,235,123
          Cook County GO, 5.00% due 11/15/2021                                      AA/Aa3       5,000,000     6,036,750
          DeKalb County USD GO, 0% due 1/1/2021 (Capital Appreciation)             AA-/Aa2       6,140,000     4,607,763
          Forest Preserve District of Cook County GO, 5.00% due 11/15/2021          AA/Aa2       1,500,000     1,784,775
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,410,780
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/A1        3,000,000     3,386,010
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     4,009,145
          Illinois Educational  Facilities,  3.40% due 11/1/2036 put 11/1/2017
          (Medical Terminal Field Museum)                                            A/NR        1,300,000     1,378,494
          Illinois Educational  Facilities,  4.15% due 11/1/2036 put 11/1/2012
          (Field Museum)                                                             A/A2        5,250,000     5,303,602
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,100,000     3,225,364
          Illinois Finance Authority, 5.00% due 12/1/2012 (Columbia College)       BBB+/NR       1,000,000     1,013,800
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A3        1,500,000     1,524,165
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A3        3,000,000     3,137,100
          Illinois Finance Authority, 5.00% due 5/1/2014 (Student Housing)         NR/Baa3       3,895,000     4,043,127
          Illinois  Finance  Authority,  5.00% due 11/1/2014  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,445,700
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,239,280
          Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)       NR/A3        1,000,000     1,104,390
          Illinois  Finance  Authority,  5.00% due 11/1/2015  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,587,350
       a  Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)       BBB+/NR       1,620,000     1,771,907
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,419,213
          Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)       BBB+/NR       1,710,000     1,891,517
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                         A-/A2        1,000,000     1,127,010
          Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)       BBB+/NR       1,395,000     1,560,573
          Illinois  Finance  Authority,  5.50% due 11/1/2018  (Advocate Health
          Care)                                                                     AA/Aa2       1,000,000     1,197,300
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,000,000     1,167,530
          Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)          AA/Aa2       1,000,000     1,107,670
          Illinois  Finance  Authority,   2.625%  due  2/1/2033  put  8/1/2015
          (Peoples Gas Light & Coke Co.)                                            A-/A1        9,500,000     9,763,815
          Illinois  Finance   Authority,   4.30%  due  6/1/2035  put  6/1/2016
          (Peoples Gas Light & Coke Co.; Insured: AMBAC)                            A-/A1        2,550,000     2,797,350
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural Utilities Cooperative)             A/NR       17,150,000    17,619,738
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,505,820
          Illinois Sales Tax, 3.50% due 6/15/2013                                   AAA/A2       6,455,000     6,650,457
          Illinois Sales Tax, 3.50% due 6/15/2014                                   AAA/A2       6,455,000     6,824,484
          Illinois Sales Tax, 5.125% due 6/15/2015 pre-refunded 6/15/2013           AAA/A1       5,000,000     5,225,150
          Illinois Sales Tax, 5.00% due 6/15/2016                                   AAA/NR       3,500,000     4,054,925
          Illinois Sales Tax, 5.50% due 6/15/2016                                   AAA/A2       2,020,000     2,027,434
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AA-/Aa3      17,190,000    18,284,315
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AA-/Aa3       5,000,000     5,501,700
          Kane & DeKalb Counties  Community  Capital  Appreciation  GO, 0% due
          2/1/2021 (Insured: Natl-Re/FGIC)                                          NR/Aa3       3,165,000     2,325,895
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA+/NR       2,780,000     3,168,171
          Kane McHenry Cook & DeKalb Counties Capital  Appreciation GO, 0% due
          12/1/2021 (Insured: AMBAC)                                                NR/Aa3       2,000,000     1,467,620
          Lake County  Community  High School  District GO, 9.00% due 2/1/2014
          (Insured: AGM)                                                           AAA/Aa3       1,925,000     2,169,128
          Lake County  Community  High School  District GO, 9.00% due 2/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,610,000     1,931,936
          Lake County  Community  High School  District GO, 9.00% due 2/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,890,000     2,398,410
          Lake County  Community  High School  District GO, 9.00% due 2/1/2017
          (Insured: AGM)                                                           AAA/Aa3       2,025,000     2,709,774
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2017 (Insured: Natl-Re)                                       NR/Baa2       1,185,000     1,036,223
          Melrose Park Water, 5.20% due 7/1/2018 (Insured: Natl-Re)                BBB/Baa2      1,190,000     1,214,181
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2013
          pre-refunded 10/18/2010 (McCormick Place; Insured: Natl-Re) (ETM)         BBB/A3         485,000       482,832
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2013
          (McCormick Place; Insured: Natl-Re)                                       AAA/A3         560,000       551,443
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2016
          (McCormick Place; Insured: Natl-Re/FGIC)                                  BBB/A3      11,720,000    10,686,179
       b  Metropolitan  Pier &  Exposition  Authority,  5.00%  due  12/15/2020
          (McCormick Place)                                                         AAA/NR       4,000,000     4,777,160
          Northern  Illinois   University,   4.00%  due  4/1/2013   (Auxiliary
          Facilities; Insured: AGM)                                                 NR/Aa3       1,000,000     1,023,530
          Peoria Tazewell Etc. Counties  Community College District No. 54 GO,
          4.25% due 12/1/2015                                                      AA+/Aa2       2,360,000     2,595,363
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,055,320
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,750,000     1,897,385
          Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019              A/NR       22,000,000    24,990,460
          Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019             A/NR        6,780,000     7,754,557
          Regional  Transportation  Authority,  6.25% due  7/1/2014  (Insured:
          Natl-Re; GO of Authority)                                                 AA/Aa3       3,500,000     3,872,820
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AA/NR        2,210,000     2,440,967
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                     BBB-/Baa3      1,450,000     1,546,382
          Town  of  Cicero  Cook  County  GO,  5.25%  due  1/1/2019  (Economic
          Redevelopment; Insured: Syncora)                                          NR/NR        6,140,000     6,374,671
          Town of  Cicero  Cook  County  GO,  5.00%  due  12/1/2019  (Economic
          Redevelopment)                                                            A+/NR        1,070,000     1,208,993
          University of Illinois  Board of Trustees  COP,  5.00% due 10/1/2019
          (Insured: AGM)                                                           AA-/Aa2       2,000,000     2,274,620
          Waukegan Illinois GO, 5.00% due 12/30/2019 (Insured: AGM)                 NR/Aa3       1,935,000     2,246,845
          Waukegan Illinois GO, 5.00% due 12/30/2020 (Insured: AGM)                 NR/Aa3       1,000,000     1,160,510
          Waukegan Illinois GO, 5.00% due 12/30/2021 (Insured: AGM)                 NR/Aa3       2,100,000     2,437,491
          Waukegan Illinois GO, 5.00% due 12/30/2022 (Insured: AGM)                 NR/Aa3       1,000,000     1,160,460
          Will County Valley View Community  Unit School  District No. 365 GO,
          0% due 11/1/2018 (Insured: AGM)                                           AA/Aa2       3,370,000     2,883,102
        Indiana -- 4.76%
          Allen County  Economic  Development,  5.00% due 12/30/2012  (Indiana
          Institute of Technology)                                                  NR/NR          700,000       705,922
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2014
          (Insured: Syncora)                                                        NR/Aa2       1,000,000     1,088,550
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2015
          (Insured: Syncora)                                                        NR/Aa2       1,480,000     1,659,154
          Allen County Jail  Building  Corp.  First Mtg,  5.00% due  10/1/2016
          (Insured: Syncora)                                                        NR/Aa2       1,520,000     1,722,175
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,105,560
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC) (State Aid Withholding)                                             A/NR        2,500,000     2,914,950
          Ball State  University  Student Fee,  5.75% due  7/1/2012  (Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3         510,000       510,148
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM) (State Aid Withholding)                                   AA+/Aa3       1,000,000     1,046,760
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2018
          (Insured: AGM) (State Aid Withholding)                                    AA+/NR       3,430,000     3,804,247
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM) (State Aid Withholding)                                             AA+/Aa3       1,250,000     1,388,250
          Carmel  Redevelopment   Authority,   3.00%  due  2/1/2013  (Economic
          Development)                                                              AA+/NR         960,000       972,730
          Carmel  Redevelopment   Authority,   3.00%  due  8/1/2013  (Economic
          Development)                                                              AA+/NR         915,000       936,896
          Carmel  Redevelopment   Authority,   3.00%  due  2/1/2014  (Economic
          Development)                                                              AA+/NR         965,000       995,841
          Carmel  Redevelopment   Authority,   3.00%  due  8/1/2014  (Economic
          Development)                                                              AA+/NR         915,000       952,497
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,526,096
          Carmel  Redevelopment   Authority,   4.00%  due  2/1/2015  (Economic
          Development)                                                              AA+/NR         990,000     1,061,815
          Carmel  Redevelopment   Authority,   4.00%  due  8/1/2015  (Economic
          Development)                                                              AA+/NR         975,000     1,057,778
          Carmel  Redevelopment   Authority,   5.00%  due  8/1/2021  (Economic
          Development)                                                              AA+/NR       2,405,000     2,883,282
          Carmel  Redevelopment   Authority,   5.00%  due  8/1/2022  (Economic
          Development)                                                              AA+/NR       2,510,000     3,018,777
          Carmel Redevelopment District COP, 5.75% due 7/15/2022                    NR/NR        4,470,000     4,735,741
       a  City of Fort Wayne, 4.25% due 8/1/2013 (Sewer Works Improvements)         NR/Aa3       1,715,000     1,773,910
          City of Fort Wayne, 4.25% due 8/1/2014 (Sewer Works Improvements)         NR/Aa3       1,745,000     1,853,626
          City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)         NR/Aa3       1,780,000     1,932,137
          Clay Multiple School Building Corp.,  4.00% due 7/15/2015 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,082,170
          Clay Multiple School Building Corp.,  5.00% due 7/15/2016 (State Aid
          Withholding)                                                              AA+/NR       1,295,000     1,483,345
          Clay Multiple School Building Corp.,  5.00% due 1/15/2017 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,159,250
          Evansville Vanderburgh, 5.00% due 7/15/2014 (Insured: AMBAC)              A+/NR        1,000,000     1,066,770
          Evansville Vanderburgh, 5.00% due 7/15/2015 (Insured: AMBAC)              A+/NR        1,000,000     1,094,840
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       1,000,000     1,068,600
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/A2        1,545,000     1,759,137
          Indiana Bond Bank, 5.00% due 10/15/2017                                   NR/A2        5,000,000     5,711,050
          Indiana Finance  Authority,  3.00% due 3/1/2013 (Indiana  University
          Health System)                                                            A+/A1        1,500,000     1,524,450
          Indiana  Finance  Authority,  5.00% due  11/1/2014  (Sisters  of St.
          Francis Health Services, Inc.)                                            NR/Aa3       1,000,000     1,097,680
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,653,150
          Indiana  Finance  Authority,  4.90% due  1/1/2016  (Indiana  Power &
          Light Co.)                                                                BBB/A3      11,650,000    12,846,571
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,480,823
          Indiana  Finance  Authority,  5.00% due 7/1/2016  (Forensic & Health
          Science; Insured: Natl-Re)                                               AA+/Aa1       1,030,000     1,180,009
          Indiana Finance  Authority,  5.00% due 9/15/2016 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,500,000     1,606,740
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,139,860
          Indiana Finance  Authority,  5.00% due 9/15/2017 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,690,000     1,816,378
          Indiana Finance Authority,  5.25% due 7/1/2018 (Wabash  Correctional
          Facilities)                                                              AA+/Aa1       1,000,000     1,199,330
          Indiana   Finance   Authority,   5.25%   due   7/1/2018   (Rockville
          Correctional Facilities)                                                  AA+/NR       2,150,000     2,578,559
          Indiana Finance  Authority,  5.00% due 9/15/2018 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,790,000     1,923,122
          Indiana   Finance    Authority,    5.00%   due   11/1/2018    (Lease
          Appropriation)                                                           AA+/Aa2       2,750,000     3,293,097
          Indiana  Finance  Authority,  5.00% due  11/1/2018  (Sisters  of St.
          Francis Health Services, Inc.)                                            NR/Aa3       1,250,000     1,483,388
          Indiana Finance  Authority,  5.00% due 9/15/2019 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,250,000     1,339,700
          Indiana Finance  Authority,  5.00% due 3/1/2020 (Indiana  University
          Health System)                                                            A+/A1        5,000,000     5,782,200
          Indiana Finance  Authority,  5.00% due 9/15/2020 (Marian  University
          Health Sciences)                                                         BBB-/NR       2,245,000     2,397,436
          Indiana Finance  Authority,  5.00% due 3/1/2021 (Indiana  University
          Health System)                                                            A+/A1        9,880,000    11,412,882
          Indiana Finance  Authority,  5.00% due 9/15/2021 (Marian  University
          Health Sciences)                                                         BBB-/NR       2,320,000     2,458,597
          Indiana Finance  Authority,  5.00% due 3/1/2022 (Indiana  University
          Health System)                                                            A+/A1        3,240,000     3,700,080
          Indiana  Finance  Authority,  0.17% due 2/1/2035 put 7/2/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)             AA+/NR       7,900,000     7,900,000
          Indiana  Finance  Authority,  0.17% due 2/1/2037 put 7/2/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa2      12,350,000    12,350,000
          Indiana Health Facility  Financing  Authority,  5.50% due 11/15/2015
          (Ascension Health)                                                       AA+/Aa1         510,000       523,755
          Indiana Health Facility  Financing  Authority,  5.50% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       1,385,000     1,422,353
          Indiana Health  Facility  Financing  Authority,  5.00% due 10/1/2027
          put 6/1/2017 (Ascension Health)                                           NR/Aa2       7,000,000     8,135,820
          Indiana  Multi-School  Building Corp., 5.00% due 7/15/2016 (Insured:
          Natl-Re)                                                                 AA/Baa2       5,000,000     5,755,550
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa3      48,525,000    48,525,000
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa2      21,550,000    21,550,000
          Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014       AA/NR          705,000       741,223
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,096,380
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,113,890
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,149,408
          Indianapolis  Multi-School  Building  Corp.  First  Mtg,  5.50%  due
          7/15/2015 (Insured: Natl-Re)                                             AA/Baa2       1,690,000     1,915,953
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,032,190
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,591,905
          Knox  Middle  School  Building  Corp.  First Mtg,  0% due  1/15/2020
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           BBB/NR       1,295,000       994,159
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,200,000     1,309,308
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,250,000     1,412,225
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2013
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,055,000     1,099,595
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2014
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,135,000     1,225,494
          Mount  Vernon of  Hancock  County  First  Mtg,  5.00% due  7/15/2015
          (Insured: Natl-Re) (State Aid Withholding)                                A/Baa2       1,140,000     1,268,102
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,906,078
          Perry  Township-Multi  School  Building  Corp.,  5.00% due 7/10/2014
          (Insured: AGM) (State Aid Withholding)                                    NR/Aa2       2,130,000     2,319,634
          Plainfield  Community High School  Building  Corp.  First Mtg, 5.00%
          due 1/15/2015 (Insured: Natl-Re/FGIC)                                      A/NR        1,445,000     1,578,648
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,455,265
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,086,650
       a  South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,571,265
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,423,800
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,032,350
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,785,000     2,070,850
          Vincennes University, 3.00% due 6/1/2014                                  NR/Aa3       1,000,000     1,038,640
          Vincennes University, 3.00% due 6/1/2015                                  NR/Aa3       1,000,000     1,053,920
          Vincennes University, 4.00% due 6/1/2018                                  NR/Aa3       1,000,000     1,128,210
          Vincennes University, 5.00% due 6/1/2020                                  NR/Aa3       1,000,000     1,214,520
          Warren   Township  Vision  2005,   5.00%  due  7/10/2015   (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       2,895,000     3,211,858
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa2      1,335,000     1,432,348
        Iowa -- 0.52%
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2019 (School Infrastructure; Insured: AGM)                           AA-/Aa3       3,870,000     4,345,623
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2020 (School Infrastructure; Insured: AGM)                           AA-/Aa3       3,990,000     4,492,780
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2021 (School Infrastructure; Insured: AGM)                           AA-/Aa3       4,125,000     4,589,063
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2022 (School Infrastructure; Insured: AGM)                           AA-/Aa3       2,140,000     2,352,095
          Iowa Finance  Authority,  5.00% due 2/15/2014  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       2,500,000     2,664,525
          Iowa Finance  Authority,  5.00% due 2/15/2015  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       2,300,000     2,528,091
          Iowa Finance  Authority,  5.00% due 2/15/2016  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,600,000     1,808,176
          Iowa Finance  Authority,  5.00% due 8/15/2016  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,500,000     1,718,295
          Iowa Finance  Authority,  5.00% due 2/15/2017  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,600,000     1,851,760
          Iowa Finance  Authority,  5.00% due 8/15/2017  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3         990,000     1,159,854
          Iowa Finance  Authority,  5.00% due 2/15/2018  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,405,000     1,649,020
        Kansas -- 0.85%
          City of Burlington  Environmental  Improvement,  5.25% due 12/1/2023
          put 4/1/2013 (Kansas City Power & Light Co.; Insured: Syncora)           BBB+/A3       5,000,000     5,151,200
          City of Burlington  Environmental  Improvement,  5.375% due 9/1/2035
          put 4/1/2013 (Kansas City Power & Light Co.; Insured: Natl-Re/FGIC)      BBB/Baa2     12,500,000    12,889,625
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1    26,900,000    26,901,883
       a  Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,963,161
        Kentucky -- 1.11%
          Jefferson County School District, 5.25% due 1/1/2016 (Insured: AGM)      AA-/Aa2       2,145,000     2,468,680
          Kentucky  Economic  DFA,  0%  due  10/1/2019  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      5,000,000     3,795,500
          Kentucky  Economic  DFA,  0%  due  10/1/2021  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      2,685,000     1,835,010
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                   AA/Aa2       5,000,000     5,471,150
          Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)       AA-/Aa3       2,955,000     3,218,497
          Louisville and Jefferson County  Metropolitan Sewer District,  2.50%
          due 12/12/2012                                                          SP-1+/Mig1    44,990,000    45,376,914
        Louisiana -- 3.00%
          City  of   Bossier   Sales   Tax,   4.00%  due   12/1/2018   (Public
          Improvements; Insured: AGM)                                              AA-/Aa3       2,020,000     2,301,507
          City  of   Bossier   Sales   Tax,   4.50%  due   12/1/2021   (Public
          Improvements; Insured: AGM)                                              AA-/Aa3       2,240,000     2,621,763
          City of Lafayette  Utilities,  4.00% due 11/1/2016 (Utilities System
          Improvements)                                                             A+/A1        1,395,000     1,555,007
          City of Lafayette  Utilities,  5.00% due 11/1/2019 (Utilities System
          Improvements)                                                             A+/A1        1,000,000     1,204,630
          East Baton Rouge Sewer  Commission,  4.00% due 2/1/2013  (Wastewater
          System Improvements)                                                     AA-/Aa3       1,000,000     1,021,430
          East Baton Rouge Sewer  Commission,  5.00% due 2/1/2014  (Wastewater
          System Improvements)                                                     AA-/Aa3       1,000,000     1,070,150
          East Baton Rouge Sewer  Commission,  5.00% due 2/1/2018  (Wastewater
          System Improvements; Insured: AGM)                                       AA-/Aa3       3,000,000     3,408,660
          Ernest N.  Morial New  Orleans  Exhibit  Hall,  5.00% due  7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,154,037
          Jefferson Sales Tax, 5.00% due 12/1/2018 (Insured: AGM)                   AA-/A2       2,000,000     2,387,820
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                          A-/A3       10,265,000    11,278,771
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 5.00% due 9/1/2012 (Bellemont Apartments)          NR/B2           95,000        94,915
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)       AA-/A1       1,500,000     1,558,005
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)       AA-/A1       1,500,000     1,599,510
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 5.00% due 3/1/2015 (Independence Stadium)           A/NR        1,000,000     1,088,410
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 5.00% due 3/1/2016 (Independence Stadium)           A/NR        1,000,000     1,112,970
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development  Authority,  4.00% due  10/1/2016  (Vinton  Public Power
          Authority/Town of Vinton; Insured: AGM)                                   AA-/NR       1,000,000     1,086,930
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 5.00% due 3/1/2017 (Independence Stadium)           A/NR        1,265,000     1,429,880
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development  Authority,  4.00% due  10/1/2017  (Vinton  Public Power
          Authority/Town of Vinton; Insured: AGM)                                   AA-/NR       1,000,000     1,095,510
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development Authority, 5.00% due 3/1/2018 (Independence Stadium)           A/NR        1,000,000     1,140,610
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development  Authority,  4.50% due  10/1/2018  (Vinton  Public Power
          Authority/Town of Vinton; Insured: AGM)                                   AA-/NR       1,000,000     1,126,230
          Louisiana   Local  Govt   Environmental   Facilities  and  Community
          Development  Authority,  4.50% due  10/1/2019  (Vinton  Public Power
          Authority/Town of Vinton; Insured: AGM)                                   AA-/NR       1,000,000     1,126,620
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC)                                                                      NR/NR       22,000,000    25,566,860
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015                                                                  A/NR        5,000,000     5,064,600
          Louisiana   Public   Facilities   Authority,   5.00%  due   8/1/2012
          (Department of Public Safety; Insured: AGM)                              AA-/Aa3       1,250,000     1,254,788
          Louisiana   Public   Facilities   Authority,   5.00%  due   8/1/2013
          (Department of Public Safety; Insured: AGM)                              AA-/Aa3       2,500,000     2,605,000
          Louisiana Public Facilities Authority,  5.00% due 5/15/2014 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,000,000     1,053,630
          Louisiana Public Facilities Authority,  5.00% due 5/15/2015 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,825,000     1,968,445
          Louisiana   Public   Facilities   Authority,   5.75%  due   7/1/2015
          (Franciscan Missionaries of Our Lady Health System; Insured: AGM)        AA-/Aa3       1,325,000     1,490,718
          Louisiana  Public   Facilities   Authority,   2.875%  due  11/1/2015
          (Entergy Gulf States)                                                    BBB+/A3       2,500,000     2,575,500
          Louisiana Public Facilities Authority,  5.00% due 5/15/2016 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,000,000     1,092,900
          Louisiana Public Facilities Authority,  5.00% due 5/15/2017 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,035,000     1,144,130
          Louisiana Public Facilities Authority,  5.00% due 5/15/2018 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       2,000,000     2,187,500
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                 AA/Aa2       4,000,000     4,504,600
          Louisiana State Office Facilities  Corp.,  3.75% due 3/1/2015 (Lease
          Appropriation-Capitol Complex)                                           AA-/Aa3       5,000,000     5,354,100
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2015 (Lease
          Appropriation-State Capitol)                                              NR/Aa3       2,830,000     3,140,140
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2016 (Lease
          Appropriation-State Capitol)                                              NR/Aa3       1,000,000     1,141,210
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2018 (Lease
          Appropriation-State Capitol)                                              NR/Aa3       2,500,000     2,953,625
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2021 (Lease
          Appropriation-State Capitol)                                              NR/Aa3       4,595,000     5,422,330
          Monroe Sales Tax Increment  Garrett Road Economic  Development Area,
          5.00% due 3/1/2017 pre-refunded 3/1/2015 (Insured: Radian)                NR/NR        1,505,000     1,638,358
          Morehouse   Parish   Pollution   Control,   5.25%   due   11/15/2013
          (International Paper Co.)                                                BBB/Baa3      2,400,000     2,528,496
          New Orleans  Audubon  Commission  GO, 5.00% due 10/1/2016  (Aquarium
          Tax)                                                                       A/NR        2,380,000     2,686,949
          New Orleans  Audubon  Commission  GO, 4.00% due 10/1/2018  (Aquarium
          Tax; Insured: AGM)                                                        AA-/NR       1,110,000     1,208,990
          Parish of St.  Charles,  4.00% due  12/1/2040  put 6/1/2022  (Valero
          Energy Corp. Refinery)                                                   BBB/Baa2     14,000,000    14,431,620
          Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)         AA-/Aa3       4,500,000     5,131,260
          Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)         AA-/Aa3       4,800,000     5,613,840
          Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)         AA-/Aa3       3,840,000     4,546,406
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,144,715
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,243,192
          Regional   Transit   Authority,    0%   due   12/1/2015    (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       3,670,000     3,198,845
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2017  (Insured:
          AGM)                                                                     AA-/Aa3         755,000       890,900
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2019  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,206,030
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2021  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,194,660
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       1,110,000     1,310,044
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,592,244
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2014
          (General Medical Center)                                                   A/A2          800,000       830,400
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2015
          (General Medical Center)                                                   A/A2          575,000       608,448
          Terrebonne  Parish Louisiana  Hospital  Service,  4.00% due 4/1/2017
          (General Medical Center)                                                   A/A2        1,000,000     1,074,740
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2018
          (General Medical Center)                                                   A/A2        1,000,000     1,132,060
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2019
          (General Medical Center)                                                   A/A2        1,810,000     2,054,422
          Terrebonne  Parish Louisiana  Hospital  Service,  5.00% due 4/1/2021
          (General Medical Center)                                                   A/A2        2,320,000     2,609,443
        Maine -- 0.07%
          Maine Finance  Authority Solid Waste  Disposal,  3.80% due 11/1/2015
          (Waste Management, Inc.)                                                  BBB/NR       3,440,000     3,755,482
        Maryland -- 0.41%
          Maryland Economic  Development Corp., 5.00% due 7/1/2012 (University
          Of Maryland College Park)                                                 NR/A2        2,690,000     2,690,646
          Maryland  Economic  Development  Corp.,  5.00% due 6/1/2021  (Public
          Health Laboratory)                                                       AA+/Aa1       8,725,000    10,768,133
          Maryland  Economic  Development  Corp.,  4.00% due 6/1/2022  (Public
          Health Laboratory)                                                       AA+/Aa1       8,245,000     9,436,237
        Massachusetts -- 1.33%
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017                A-/NR        2,540,000     2,875,991
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018                A-/NR        2,825,000     3,214,878
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019                A-/NR        2,765,000     3,155,197
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020                A-/NR        2,965,000     3,366,224
          Greater  Lawrence  Vocational  Technical  High School  District  GO,
          2.00% due 3/1/2013 (State Aid Withholding)                                NR/Aa2       1,470,000     1,484,112
          Massachusetts   DFA,  5.625%  due  1/1/2015   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa2      1,025,000     1,037,720
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        2,245,000     2,273,803
          Massachusetts   DFA,  5.625%  due  1/1/2016   (Semass   Partnership;
          Insured: Natl-Re)                                                        BBB/Baa2      1,970,000     1,994,487
          Massachusetts   DFA,  0.17%  due  10/1/2042  put  7/2/2012   (Boston
          University; LOC: JPMorgan Chase Bank) (daily demand notes)               AAA/Aa1       7,100,000     7,100,000
          Massachusetts Educational Financing Authority, 5.25% due 1/1/2016         AA/NR        2,450,000     2,726,189
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,951,974
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR       11,170,000    12,864,936
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     8,994,000
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2012 (Berkshire Health Systems; Insured: AGM)                       AA-/Aa3       2,330,000     2,354,768
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                       AA-/Aa3       3,215,000     3,364,240
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                    A-/Baa1       2,750,000     2,908,042
       a  Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                    A-/Baa1       2,625,000     2,840,828
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                    A-/Baa1       4,290,000     4,767,048
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                       AA-/Aa3       1,750,000     1,879,833
          Massachusetts Health & Educational  Facilities Authority,  0.13% due
          7/1/2039 put 7/2/2012 (Wellesley College) (daily demand notes)           AA+/Aaa       1,200,000     1,200,000
          Massachusetts   Solid  Waste  Disposal,   5.75%  due  12/1/2042  put
          5/1/2019 (Dominion Energy Brayton)                                       A-/Baa2       2,000,000     2,381,120
          Pioneer  Valley  Regional  School  District GO, 5.375% due 6/15/2019
          (Insured: AMBAC) (State Aid Withholding)                                  NR/Aa2               0             0
        Michigan -- 5.48%
          Byron Center Michigan Public Schools,  3.00% due 5/1/2013  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,745,000     1,781,313
          Byron Center Michigan Public Schools,  4.00% due 5/1/2015  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,985,000     2,154,559
          Byron Center Michigan Public Schools,  4.00% due 5/1/2017  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,305,000     1,464,954
          Byron Center Michigan Public Schools,  4.00% due 5/1/2018  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,935,000     2,177,901
          Byron Center Michigan Public Schools,  4.00% due 5/1/2020  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,000,000     1,125,860
          City of  Battle  Creek  County of  Calhoun  GO,  5.00% due  5/1/2020
          (Downtown Development; Insured:  AMBAC)                                  AA-/Aa3       3,200,000     3,642,624
          City of Grand Haven, 5.50% due 7/1/2016  (Electric System;  Insured:
          Natl-Re)                                                                 BBB/Baa2      3,890,000     4,325,096
          Detroit  Michigan  City  School  District  GO,  5.00%  due  5/1/2020
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       2,200,000     2,564,892
          Detroit  Michigan  City  School  District  GO,  5.00%  due  5/1/2021
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       2,000,000     2,340,640
          Detroit  Michigan  City  School  District  GO,  5.00%  due  5/1/2022
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       3,000,000     3,518,970
          Detroit Sewage Disposal, 5.00% due 7/1/2013 (Insured: AGM)               AA-/Aa3       1,590,000     1,640,228
          Detroit Sewage Disposal, 5.00% due 7/1/2014 (Insured: AGM)               AA-/Aa3       2,060,000     2,177,770
          Detroit Sewage Disposal, 5.00% due 7/1/2014 (Insured: Natl-Re)            A/Baa2       2,000,000     2,105,040
          Detroit Sewage Disposal, 5.00% due 7/1/2015 (Insured: Natl-Re)            A/Baa2       3,000,000     3,225,420
          Detroit Sewage Disposal, 5.50% due 7/1/2015 (Insured: AGM)               AA-/Aa3       3,920,000     4,271,075
          Detroit Sewage Disposal, 5.50% due 7/1/2016 (Insured: Natl-Re)           A+/Baa2         375,000       417,701
          Detroit Sewage Disposal, 5.50% due 7/1/2017 (Insured: AGM)               AA-/Aa3         825,000       925,741
          Detroit Sewage Disposal, 5.50% due 7/1/2018 (Insured: AGM)               AA-/Aa3       3,000,000     3,374,280
          Detroit Sewage Disposal, 5.25% due 7/1/2019 (Insured: Natl-Re)           A+/Baa2       3,900,000     4,269,915
          Detroit Sewage Disposal, 5.25% due 7/1/2020 (Insured: Natl-Re)           A+/Baa2       3,415,000     3,719,106
          Detroit Sewage Disposal, 5.25% due 7/1/2020 (Insured: Natl-Re)           A+/Baa2       4,305,000     4,688,360
          Detroit Sewage Disposal, 5.25% due 7/1/2022 (Insured: AGM)               AA-/Aa3       3,000,000     3,339,450
          Detroit  Water  Supply   Systems,   5.00%  due  7/1/2015   (Insured:
          Natl-Re/FGIC)                                                            A+/Baa2       6,000,000     6,507,900
          Detroit Water Supply Systems, 6.00% due 7/1/2015 (Insured: Natl-Re)      A+/Baa2       3,280,000     3,649,689
          Detroit  Water  Supply   Systems,   6.50%  due  7/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A+/NR          900,000       981,819
          Detroit Water Supply Systems, 5.00% due 7/1/2016 (Insured: AGM)          AA-/Aa3       2,750,000     3,011,030
          Dickinson County Economic  Development Corp.  Environmental  Impact,
          5.75% due 6/1/2016 (International Paper Co.)                             BBB/Baa3      8,845,000     8,872,508
          Dickinson County Health Care Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        2,160,000     2,161,598
          Genesee County GO, 2.00% due 5/1/2013                                     NR/A1        1,000,000     1,008,300
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR         490,000       481,650
          Kalamazoo Hospital Finance  Authority,  4.00% due 5/15/2015 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,735,000     1,864,223
          Kalamazoo Hospital Finance  Authority,  4.00% due 5/15/2016 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,850,000     2,023,216
          Kalamazoo Hospital Finance  Authority,  4.50% due 5/15/2017 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,830,000     2,071,688
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2018 (Bronson
          Methodist Hospital; Insured: AGM)                                        AA-/Aa3       1,520,000     1,775,512
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2018 (Bronson
       a  Methodist Hospital; Insured: AGM)                                        AA-/Aa3       2,500,000     2,920,250
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2020 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,735,000     2,056,305
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2021 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       2,350,000     2,748,818
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,255,022
          Kentwood   Public  Schools  GO,  5.00%  due  5/1/2015   pre-refunded
          5/1/2013 (Insured: Natl-Re)                                              AA-/Aa2       4,050,000     4,210,744
          Livingston  County GO, 4.00% due 5/1/2018  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,119,630
          Livingston  County GO, 4.00% due 5/1/2020  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,116,490
          Livingston  County GO, 4.00% due 5/1/2021  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,114,910
          Michigan   Finance    Authority,    2.00%   due   8/20/2012   (State
          Appropriation)                                                           SP-1+/NR     25,000,000    25,060,000
          Michigan Housing Development  Authority Rental Housing GO, 5.00% due
          4/1/2016                                                                  AA/NR        4,020,000     4,142,248
          Michigan State Building  Authority,  5.25% due 10/15/2012  (Insured:
          AGM)                                                                     AA-/Aa3       4,285,000     4,347,004
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AA-/Aa3       4,300,000     4,556,753
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,725,700
          Michigan State Building  Authority,  5.25% due 10/15/2015  (Insured:
          AGM)                                                                     AA-/Aa3       1,305,000     1,379,920
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,773,080
          Michigan State Hospital Finance Authority, 5.50% due 11/15/2015
          (Henry Ford Health System)                                                 A/A1        2,300,000     2,582,854
          Michigan  State  Hospital Finance Authority,  5.00%  due   11/15/2017
          (Sparrow   Memorial Hospital)                                             A+/A1        1,500,000     1,716,795
       a  Michigan State Hospital Finance Authority, 5.50% due 11/15/2017
          (Henry Ford Health System)                                                 A/A1        1,530,000     1,789,366
          Michigan State Hospital Finance Authority, 5.50% due 11/15/2018
          (Henry Ford Health System)                                                 A/A1        3,500,000     4,149,355
          Michigan  State Hospital Finance Authority,  5.75% due  12/1/2034  put
          12/1/2015  (Trinity Health)                                               AA/Aa2      10,000,000    11,469,500
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,294,531
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2015
          (Oakwood Obligation Group)                                                 A/A2        2,500,000     2,763,925
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,205,000     1,361,698
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       3,530,000     4,068,219
          Michigan  State  Hospital  Finance  Authority,  5.50% due  11/1/2017
          (Oakwood Obligation Group)                                                AA+/A2       5,000,000     5,341,950
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,130,280
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,510,440
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,232,340
          Michigan State Hospital Finance  Authority,  5.00% due 10/1/2026 put
          6/1/2017 (Ascension Health)                                               NR/Aa2      12,140,000    14,084,828
          Michigan   State   Strategic   Fund,   4.75%   due   8/1/2012   (NSF
          International)                                                            A-/NR        2,345,000     2,351,543
          Michigan State Strategic Fund, 5.00% due 10/15/2017 (Insured: AGM)       AA-/Aa3       2,000,000     2,279,000
          Michigan State Strategic Fund, 5.25% due 6/1/2018 (Clark  Retirement
          Community)                                                                BB/NR        1,415,000     1,368,829
          Michigan State Strategic Fund, 5.25% due 10/15/2019  (Michigan House
          Republic Facilities; Insured: AGM)                                       AA-/Aa3       1,000,000     1,146,720
          Michigan  State  Strategic  Fund,  5.25% due  8/1/2029  put 8/1/2014
          (Detroit Edison Co.)                                                       A/NR        7,500,000     8,102,475
          Michigan  State  Strategic  Fund,  5.50% due  8/1/2029  put 8/1/2016
          (Detroit Edison Co.)                                                       A/NR        5,160,000     5,922,700
          Michigan Strategic Fund Limited Michigan House Republic  Facilities,
          5.25% due 10/15/2020 (Insured: Assured Guaranty)                         AA-/Aa3       4,025,000     4,562,217
          Michigan  Strategic Fund Solid Waste  Disposal,  2.80% due 12/1/2013
          (Waste Management, Inc.)                                                  BBB/NR       2,850,000     2,914,096
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,403,068
          Royal Oak Hospital Finance  Authority  Hospital,  6.25% due 9/1/2014
          (William Beaumont Hospital)                                                A/A1        1,000,000     1,096,440
          Royal Oak Hospital Finance  Authority  Hospital,  5.25% due 8/1/2017
          (William Beaumont Hospital)                                                A/A1        5,855,000     6,592,964
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  4.00% due
          5/1/2016 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,000,000     1,096,950
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2017 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,085,000     1,256,311
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2018 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,285,000     1,500,045
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2020 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,335,000     1,575,060
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport; Insured: Natl-Re/FGIC)                               A/A2        1,000,000     1,127,420
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport)                                                      A/A2        2,420,000     2,728,356
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2       12,645,000    14,188,449
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2        2,600,000     3,002,818
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        4,395,000     5,125,757
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        3,115,000     3,632,931
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2013                                                                  AA/NR        1,000,000     1,017,340
          Western Townships  Utilities Authority Sewage Disposal GO, 4.00% due
          1/1/2014                                                                  AA/NR        1,000,000     1,047,640
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2015                                                                  AA/NR        1,870,000     2,053,166
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2016                                                                  AA/NR        1,670,000     1,889,672
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2017                                                                  AA/NR        1,500,000     1,737,120
          Western Townships  Utilities Authority Sewage Disposal GO, 5.00% due
          1/1/2018                                                                  AA/NR        1,500,000     1,760,835
        Minnesota -- 1.21%
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2012
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,020,190
          Minneapolis  St.  Paul  Health  Care  Systems,  5.25% due  12/1/2013
          (HealthPartners Obligated Group)                                         BBB+/A3       2,200,000     2,343,176
          Minneapolis  St.  Paul  Health  Care  Systems,  6.00% due  12/1/2019
          (HealthPartners Obligated Group)                                         BBB+/A3       1,000,000     1,053,720
          Minneapolis  St.  Paul  Metropolitan  Airports,  5.00% due  1/1/2017
          (Insured: AMBAC)                                                          AA-/NR       8,005,000     9,259,063
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essential Health; Insured: AGM)                                AA-/NR       3,460,000     3,627,049
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essential Health; Insured: AGM)                                AA-/NR       1,335,000     1,464,108
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essential Health; Insured: AGM)                                AA-/NR       2,500,000     2,880,075
          Minnesota GO, 5.00% due 8/1/2016 pre-refunded 9/29/2010                  AA+/Aa1               0             0
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2019                                                                  A-/A2        5,000,000     5,967,950
          Northern  Municipal  Power  Agency  Minnesota  Electric,  5.00%  due
          1/1/2020                                                                  A-/A2        3,500,000     4,190,655
          St.  Cloud  Health  Care,  5.00%  due  5/1/2013  (Centracare  Health
          Systems)                                                                  NR/A2        1,000,000     1,037,420
          St.  Cloud  Health  Care,  5.00%  due  5/1/2015  (Centracare  Health
          Systems)                                                                  NR/A2        1,000,000     1,106,530
          St.  Cloud  Health  Care,  5.00%  due  5/1/2016  (Centracare  Health
          Systems)                                                                  NR/A2        1,250,000     1,418,100
          St.  Cloud  Health  Care,  5.00%  due  5/1/2017  (Centracare  Health
          Systems)                                                                  NR/A2        2,920,000     3,378,090
          St.  Cloud  Health  Care,  5.00%  due  5/1/2017  (Centracare  Health
          Systems)                                                                  NR/A2        1,000,000     1,156,880
          St.  Cloud  Health  Care,  5.00%  due  5/1/2018  (Centracare  Health
          Systems)                                                                  NR/A2        3,105,000     3,612,885
          St.  Cloud  Health  Care,  5.00%  due  5/1/2019  (Centracare  Health
          Systems)                                                                  NR/A2        3,495,000     4,098,551
          St.  Cloud  Health  Care,  5.00%  due  5/1/2020  (Centracare  Health
          Systems)                                                                  NR/A2        3,200,000     3,800,512
          St. Paul Housing & Redevelopment  Authority  Health Care,  5.00% due
          2/1/2018 (Gillette Children's Specialty)                                  A-/NR        1,255,000     1,410,921
          St. Paul Housing & Redevelopment  Authority  Health Care,  5.25% due
          2/1/2020 (Gillette Children's Specialty)                                  A-/NR        2,010,000     2,292,948
          St. Paul Housing & Redevelopment  Authority  Health Care,  5.25% due
          5/15/2021 (HealthPartners Obligated Group)                               BBB+/A3       1,070,000     1,152,647
          Tobacco Securitization Authority, 5.00% due 3/1/2020                       A/NR        2,000,000     2,300,180
          Tobacco Securitization Authority, 5.00% due 3/1/2021                       A/NR        2,000,000     2,306,840
          Tobacco Securitization Authority, 5.00% due 3/1/2022                       A/NR        6,100,000     7,037,082
        Mississippi -- 0.24%
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,518,579
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,648,678
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,230,000     1,322,078
          Mississippi Development Bank Special Obligation,  5.00% due 8/1/2018
          (Department of Corrections)                                               AA-/NR       4,910,000     5,778,137
        Missouri -- 1.51%
          Cass County COP, 3.00% due 5/1/2014                                        A/NR        1,425,000     1,469,132
          Cass County COP, 4.00% due 5/1/2015                                        A/NR        1,000,000     1,069,410
          Cass County COP, 4.00% due 5/1/2018                                        A/NR        2,255,000     2,453,508
          Cass County COP, 4.50% due 5/1/2019                                        A/NR        1,270,000     1,417,472
          Cass County COP, 5.00% due 5/1/2020                                        A/NR        2,255,000     2,608,268
          Cass County COP, 5.00% due 5/1/2021                                        A/NR        1,750,000     1,992,813
          Greene County GO, 1.50% due 8/1/2012 (Jamestown NID)                      NR/NR        6,710,000     6,712,751
          Jackson  County  Special  Obligation,  4.00% due  12/1/2014  (Truman
          Sports Complex)                                                           NR/A1        2,580,000     2,743,443
          Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)       NR/NR        1,535,000     1,576,123
          Missouri  Development  Finance Board,  4.00% due 6/1/2014  (Electric
          Systems)                                                                  A-/NR        3,930,000     4,119,858
          Missouri  Development  Finance Board,  4.00% due 6/1/2015  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,066,700
          Missouri  Development  Finance Board,  4.00% due 6/1/2016  (Electric
          Systems)                                                                  A-/NR        1,560,000     1,690,432
          Missouri  Development  Finance Board,  5.00% due 6/1/2017  (Electric
          Systems)                                                                  A-/NR        1,525,000     1,745,271
          Missouri  Development  Finance Board,  5.00% due 6/1/2018  (Electric
          Systems)                                                                  A-/NR        1,705,000     1,975,157
          Missouri  Development  Finance Board,  5.00% due 6/1/2019  (Electric
          Systems)                                                                  A-/NR        1,790,000     2,087,033
          Missouri  Development  Finance Board,  5.00% due 6/1/2020  (Electric
          Systems)                                                                  A-/NR        1,000,000     1,167,540
          Missouri   Development   Finance  Board,  0.17%  due  12/1/2033  put
          7/2/2012  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa      13,305,000    13,305,000
          Missouri Regional  Convention & Sports Complex,  5.25% due 8/15/2016
          (Insured: AMBAC)                                                         AA+/Aa2       1,800,000     1,885,770
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2015 (Webster University)                                             NR/A2        2,155,000     2,306,798
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2016 (Webster University)                                             NR/A2        1,685,000     1,831,797
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2017 (Webster University)                                             NR/A2        2,360,000     2,588,566
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,128,370
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,145,620
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,133,590
       a  Platte County Special  Obligation,  4.00% due 4/1/2017  (Community &
          Resource Centers)                                                         NR/A1        1,500,000     1,629,585
          Platte County Special  Obligation,  4.00% due 4/1/2018  (Community &
          Resource Centers)                                                         NR/A1        2,110,000     2,288,400
          Platte County Special  Obligation,  5.00% due 4/1/2019  (Community &
          Resource Centers)                                                         NR/A1        2,000,000     2,292,220
          Platte County Special  Obligation,  5.00% due 4/1/2021  (Community &
          Resource Centers)                                                         NR/A1        2,440,000     2,815,248
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,125,540
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2013  (City
          Justice Center)                                                            A/A1          750,000       765,923
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2014  (City
          Justice Center)                                                            A/A1        1,000,000     1,047,460
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2015  (City
          Justice Center)                                                            A/A1        1,250,000     1,367,213
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2016  (City
          Justice Center)                                                            A/A1        2,065,000     2,302,805
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2017  (City
          Justice Center)                                                            A/A1        2,000,000     2,266,460
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2018  (City
          Justice Center)                                                            A/A1        3,865,000     4,400,998
        Nebraska -- 0.33%
          Omaha Public Power District Electric Systems, 5.00% due 2/1/2013          AA/Aa1       5,000,000     5,082,350
          Public Power Generation Agency,  5.00% due 1/1/2020 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        9,930,000    11,143,645
          Public Power Generation Agency,  5.00% due 1/1/2021 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        1,860,000     2,080,540
        Nevada -- 1.76%
          Clark County GO, 4.00% due 7/1/2012                                      AA+/Aa1       3,570,000     3,570,750
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,401,720
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aa1       1,185,000     1,372,254
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,735,000     1,878,762
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                 AA-/Aa3       1,000,000     1,065,940
          Clark County School District GO, 5.50% due 6/15/2015 (Insured: AGM)      AA-/Aa3       5,470,000     5,756,847
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,678,886
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,574,680
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/A1        1,530,000     1,599,967
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/A1        2,680,000     2,903,646
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2015
          (Insured: AMBAC)                                                          A+/A1        4,620,000     5,170,011
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/A1        6,000,000     6,556,500
          Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                            AA-/Aa3       4,000,000     4,507,520
          Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                            AA-/Aa3       4,300,000     4,905,096
          Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                            AA-/Aa3       4,000,000     4,605,600
          Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)                 AA/Aa2       1,825,000     2,247,633
          Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)                 AA/Aa2       2,095,000     2,651,306
          Las  Vegas  Redevelopment   Agency,  5.00%  due  6/15/2013  (Fremont
          Street)                                                                  BBB-/NR       3,685,000     3,728,704
          Las  Vegas  Special  Local  Improvement  District  707,  5.375%  due
          6/1/2013 (Insured: AGM)                                                  AA-/Aa3         970,000       984,269
          Las Vegas Water District GO, 5.00% due 6/1/2017                          AA+/Aa2       1,050,000     1,230,926
          Las Vegas Water District GO, 5.00% due 6/1/2019                          AA+/Aa2       1,000,000     1,204,200
          Las Vegas Water District GO, 5.00% due 6/1/2020                          AA+/Aa2       4,255,000     5,146,337
          Las Vegas Water District GO, 5.00% due 6/1/2020                          AA+/Aa2       5,080,000     6,144,158
          Las Vegas Water District GO, 5.00% due 6/1/2021                          AA+/Aa2       5,000,000     6,087,750
          Mesquite Redevelopment Agency Tax Increment, 7.00% due 6/1/2019           A-/NR        1,000,000     1,049,180
          Reno Hospital,  5.25% due 6/1/2014 (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,073,980
          Reno Hospital,  5.25% due 6/1/2016 (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,100,000     1,248,445
          Reno Hospital,  5.25% due 6/1/2018 (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,171,860
          Washoe  County GO,  5.00% due  7/1/2021  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       1,700,000     2,043,859
          Washoe  County GO,  5.00% due  7/1/2022  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       2,500,000     2,966,825
        New Hampshire -- 0.38%
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                               BBB+/Baa1      1,365,000     1,456,182
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern New Hampshire Health Systems)                                   A-/NR        1,260,000     1,403,892
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern New Hampshire Health Systems)                                   A-/NR        1,000,000     1,130,790
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re)                                                                  AA/A1        2,985,000     3,494,748
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re)                                                                  AA/A1        3,130,000     3,749,584
       b  New Hampshire Turnpike System, 5.00% due 2/1/2016                         A+/A1        3,000,000     3,350,970
       b  New Hampshire Turnpike System, 5.00% due 2/1/2017                         A+/A1        2,425,000     2,769,811
       b  New Hampshire Turnpike System, 5.00% due 2/1/2018                         A+/A1        1,295,000     1,499,519
       b  New Hampshire Turnpike System, 5.00% due 2/1/2020                         A+/A1        1,000,000     1,175,600
       b  New Hampshire Turnpike System, 5.00% due 2/1/2021                         A+/A1        1,260,000     1,486,787
        New Jersey -- 2.34%
          Camden  County  Improvement  Authority,  5.00% due 7/1/2014  (Cooper
          Medical School)                                                           A+/A2        2,845,000     3,051,831
          Camden  County  Improvement  Authority,  5.00% due 7/1/2015  (Cooper
          Medical School)                                                           A+/A2        2,990,000     3,293,186
          Camden  County  Improvement  Authority,  5.00% due 7/1/2016  (Cooper
          Medical School)                                                           A+/A2        3,040,000     3,424,347
          Essex County Improvement  Authority,  5.125% due 10/1/2016 (Insured:
          Natl-Re)                                                                  NR/Aa2       2,545,000     2,795,046
          Hudson County COP, 7.00% due 12/1/2012 (Insured: Natl-Re)                BBB/Baa2      1,610,000     1,645,694
          Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)                BBB/Baa2        710,000       759,508
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                BBB/Baa2      1,500,000     1,644,510
          Hudson County COP, 6.25% due 12/1/2016 (Insured: Natl-Re)                BBB/Baa2        550,000       638,402
          Hudson County  Improvement  Authority,  5.25% due 10/1/2014  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,000,000     3,271,620
          Hudson County  Improvement  Authority,  4.75% due 10/1/2015  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,217,320
          Hudson County  Improvement  Authority,  4.75% due 10/1/2016  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,155,000     3,570,545
          Hudson County  Improvement  Authority,  4.75% due 10/1/2017  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,065,000     4,649,832
          Hudson County  Improvement  Authority,  4.75% due 10/1/2018  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,303,660
          Hudson County  Improvement  Authority,  4.75% due 10/1/2019  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,390,000     5,073,084
          Hudson County  Improvement  Authority,  5.375% due 10/1/2020 (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       1,955,000     2,352,764
          Jersey City GO, 3.00% due 12/14/2012 (State Aid Withholding)              NR/NR        5,000,000     5,022,200
          Jersey City GO, 5.00% due  9/1/2013  (Insured:  Natl-Re)  (State Aid
          Withholding)                                                              BBB/A2       5,820,000     6,097,032
          Monmouth   County   Improvement   Authority,   5.00%  due  12/1/2016
          (Insured: AMBAC)                                                          NR/NR        1,000,000     1,112,890
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000     1,034,360
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                             A+/A1       10,000,000    11,666,600
          New   Jersey   EDA,   5.50%  due   12/15/2019   (School   Facilities
          Construction; Insured: AMBAC)                                             A+/A1        5,525,000     6,866,028
          New Jersey  Health Care  Facilities,  5.00% due 7/1/2013 (St Peter's
          University Hospital)                                                    BBB-/Baa3      1,000,000     1,032,970
          New Jersey  Health Care  Facilities,  5.00% due 7/1/2014 (St Peter's
          University Hospital)                                                    BBB-/Baa3      3,575,000     3,754,501
          New Jersey  Health Care  Facilities,  5.00% due 7/1/2015 (St Peter's
          University Hospital)                                                    BBB-/Baa3      3,520,000     3,767,984
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,733,130
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,494,430
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,932,450
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3       11,050,000    11,645,484
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                    A/Aa3        7,650,000     8,085,285
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019       A+/A1        1,000,000     1,196,260
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020       A+/A1        1,000,000     1,195,470
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021       A+/A1        2,360,000     2,829,144
          Ocean  Township  Municipal  Utility  Authority,  6.00% due  8/1/2017
          (Insured: Natl-Re)                                                       BBB/Baa2      3,540,000     3,946,711
          Passaic  Valley  Sewer  Commissioners  Sewer  System GO,  5.625% due
          12/1/2018                                                                 NR/A2        1,210,000     1,430,680
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2019                                                                 NR/A2        2,000,000     2,405,800
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2020                                                                 NR/A2        2,800,000     3,385,704
          Passaic  Valley  Sewer  Commissioners  Sewer  System  GO,  5.75% due
          12/1/2021                                                                 NR/A2        1,000,000     1,215,070
          Paterson General  Improvement,  4.25% due 6/15/2015  (Insured:  AGM)
          (State Aid Withholding)                                                   NR/Aa3       1,275,000     1,356,511
        New Mexico -- 0.82%
          City of Albuquerque,  5.50% due 7/1/2013  Albuquerque  International
          Sunport                                                                    A/A2        1,820,000     1,901,081
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                           A/A3        2,500,000     2,753,025
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2017                 AA+/Aa3       2,365,000     2,864,251
          Los Alamos County Gross Receipts Tax, 5.50% due 6/1/2018                 AA+/Aa3       2,205,000     2,722,712
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018        AAA/Aaa       5,000,000     5,886,550
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021        AAA/Aaa       3,000,000     3,528,990
          New Mexico Severance Tax, 5.00% due 7/1/2014                              AA/Aa1       7,435,000     8,126,901
          New Mexico Severance Tax, 5.00% due 7/1/2015                              AA/Aa1       5,500,000     6,221,490
          New Mexico Severance Tax, 5.00% due 7/1/2016                              AA/Aa1      10,265,000    11,996,603
        New York -- 7.51%
          Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AA-/Aa3       1,535,000     1,707,273
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,345,750
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       8,795,000    10,094,021
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,515,597
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,947,000
       b  Metropolitan Transportation Authority, 5.00% due 11/15/2020                A/A2       12,955,000    15,309,442
       b  Metropolitan Transportation Authority, 5.00% due 11/15/2021                A/A2       24,325,000    28,804,935
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2018 (St.
          John Fisher College)                                                     BBB+/NR       1,425,000     1,619,940
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2019 (St.
          John Fisher College)                                                     BBB+/NR       1,030,000     1,167,443
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2022 (St.
          John Fisher College)                                                     BBB+/NR       2,000,000     2,266,280
          Nassau County GO, 2.50% due 10/31/2012                                   SP-1+/NR     13,500,000    13,586,265
          Nassau  County  IDA,  5.25%  due  3/1/2018  (New York  Institute  of
          Technology)                                                              BBB+/NR       1,260,000     1,444,363
          Nassau  County  IDA,  5.25%  due  3/1/2020  (New York  Institute  of
          Technology)                                                              BBB+/NR       1,715,000     1,995,368
          Nassau Health Care Corp., 3.125% due 12/15/2012 (Insured: AGM)           AA-/Aa3       5,000,000     5,051,800
          New York City GO, 0.17% due 8/1/2015  put  7/2/2012  (LOC:  JPMorgan
          Chase Bank) (daily demand notes)                                         AAA/Aa3       5,700,000     5,700,000
          New York City GO, 0.17% due 8/1/2021  put  7/2/2012  (LOC:  JPMorgan
          Chase Bank) (daily demand notes)                                         AAA/Aa3         800,000       800,000
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2013             A+/Aa3       2,755,000     2,830,873
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2019             A+/Aa3       2,700,000     3,186,243
          New York City Health & Hospital Corp. GO, 5.00% due 2/15/2021             A+/Aa3       2,615,000     3,067,552
          New York City Health and  Hospitals  Corp.  GO, 5.00% due  2/15/2020
          (Health Care Facilities Improvements)                                     A+/Aa3      10,000,000    11,837,400
          New  York  City  Municipal  Water  Finance   Authority,   0.23%  due
          6/15/2039  put 7/2/2012  (Water and Sewer  System;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AA+/Aa2      37,800,000    37,800,000
          New  York  City  Municipal  Water  Financing  Authority,  0.24%  due
          6/15/2039  put 7/2/2012  (Water and Sewer  System;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AA+/Aa2      10,000,000    10,000,000
          New York City Transitional Finance Authority, 5.00% due 11/1/2012        AAA/Aaa       5,000,000     5,082,100
          New York City Transitional  Finance  Authority,  4.00% due 7/15/2014
          (State Aid Withholding)                                                  AA-/Aa3       2,000,000     2,139,860
          New York City Transitional Finance Authority, 5.00% due 11/1/2014        AAA/Aaa       2,000,000     2,209,980
          New York City Transitional  Finance  Authority,  5.00% due 7/15/2016
          (State Aid Withholding)                                                  AA-/Aa3       3,155,000     3,647,212
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (State Aid Withholding)                                                  AA-/Aa3       4,865,000     5,769,014
          New York City  Transitional  Finance  Authority,  0.19% due 8/1/2031
          put  7/2/2012  (World  Trade  Center   Recovery;   SPA:   Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AAA/Aaa      27,915,000    27,915,010
          New York State  Dormitory  Authority,  5.50% due 7/1/2012  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,820,000     1,820,437
          New York State Dormitory  Authority,  5.00% due 11/1/2012  (Insured:
          SONYMA)                                                                   NR/Aa1       1,255,000     1,259,756
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University)                                                 NR/Baa1       1,500,000     1,563,195
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA-/Aa3       3,650,000     3,845,494
          New York State Dormitory  Authority,  5.00% due 11/1/2013  (Insured:
          SONYMA)                                                                   NR/Aa1       3,105,000     3,116,582
          New  York   State   Dormitory   Authority,   5.25%   due   2/15/2014
          (Presbyterian Hospital; Insured: AGM)                                    AA-/Aa3       2,405,000     2,582,561
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services Facilities) (ETM)                                         NR/NR           10,000        10,534
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services Facilities)                                               AA-/NR       2,630,000     2,757,187
          New York State Dormitory  Authority,  5.00% due 11/1/2014  (Insured:
          SONYMA)                                                                   NR/Aa1       1,010,000     1,013,767
          New York State Dormitory  Authority,  5.25% due 5/15/2015  (Insured:
          Natl-Re/IBC)                                                             BBB/Aa3      10,000,000    10,905,400
          New York State  Dormitory  Authority,  5.25% due 8/15/2015 (New York
          Presbyterian Hospital; Insured: AGM/FHA)                                 AA-/Aa3       5,210,000     5,727,718
          New York State  Dormitory  Authority,  5.50% due 7/1/2016  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      1,220,000     1,273,033
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services)                                                          AA-/NR       5,000,000     5,963,200
          New York  State  Dormitory  Authority,  5.25% due  5/15/2017  (Court
          Facilities Lease; Insured: AMBAC)                                        AA-/Aa3       4,585,000     5,404,477
          New York State  Dormitory  Authority,  5.50% due 7/1/2017  (Brooklyn
          Law School; Insured: Radian)                                            BBB+/Baa1      2,500,000     2,601,100
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts Financing; Insured: Natl-Re) (State Aid Withholding)            A+/A2        1,570,000     1,586,438
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services)                                                          AA-/NR       5,000,000     6,079,900
          New  York   State   Dormitory   Authority,   5.00%  due   12/15/2019
          (Metropolitan Transportation Authority Service Contract)                  AAA/NR      60,000,000    73,602,000
          New York State  Dormitory  Authority,  5.00% due  7/1/2020  (NYSARC,
          Inc. Developmental Disability Programs)                                   NR/Aa3       1,000,000     1,183,950
          New York State Energy  Research & Development  Authority,  2.25% due
          12/1/2015 (New York Electric & Gas Corp.)                               BBB+/Baa1      5,000,000     5,107,800
       b  New York  State  Thruway  Authority,  5.00% due  1/1/2020  (Governor
          Thomas E. Dewey Thruway)                                                  NR/NR        2,000,000     2,370,300
       b  New York  State  Thruway  Authority,  5.00% due  1/1/2021  (Governor
          Thomas E. Dewey Thruway)                                                  NR/NR        2,500,000     2,974,100
       b  New York  State  Thruway  Authority,  5.00% due  1/1/2022  (Governor
          Thomas E. Dewey Thruway)                                                  NR/NR        3,000,000     3,588,960
          Patchogue-Medford   Union  Free  School   District   GO,  4.25%  due
          10/1/2015 (Insured: MBIA) (State Aid Withholding)                        BBB/Baa2      1,000,000     1,094,120
          Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)              AA-/Aa2       4,725,000     5,626,152
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2020
          (Catholic Health Services)                                                A-/A3        5,000,000     5,897,850
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2021
          (Catholic Health Services)                                                A-/A3        5,000,000     5,868,050
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2022
          (Catholic Health Services)                                                A-/A3        5,000,000     5,816,200
          Suffolk County GO, 1.50% due 9/13/2012                                   NR/Mig2       3,835,000     3,838,452
          Suffolk  County IDA Civic  Facilities  GO, 5.25% due  3/1/2019  (New
          York Institute of Technology)                                           BBB+/Baa2      1,400,000     1,488,928
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2014                    AA-/NR       5,000,000     5,409,050
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2018                    AA-/NR       3,725,000     4,447,129
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,918,194
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,521,130
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,769,280
        North Carolina -- 1.65%
          Catawba County Limited Obligation, 4.00% due 10/1/2015                   AA-/Aa2       1,620,000     1,767,744
          Catawba County Limited Obligation, 4.00% due 10/1/2016                   AA-/Aa2       1,000,000     1,112,070
          Catawba County Limited Obligation, 4.00% due 10/1/2017                   AA-/Aa2       1,000,000     1,123,990
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2016 (Carolinas Health Network)                                 AA-/Aa3       3,420,000     3,866,447
          Charlotte Mecklenburg Hospital Authority Health Care Systems,  5.00%
          due 1/15/2017 (Carolinas Health Network)                                 AA-/Aa3       2,000,000     2,311,920
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,080,109
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                   BBB/Baa1        740,000       758,211
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,926,746
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     9,157,275
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,965,000     7,318,220
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AA-/Aa3       3,000,000     3,521,280
          North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021        A-/Baa1       5,000,000     5,969,350
          North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022        A-/Baa1       4,715,000     5,658,189
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          pre-refunded 2/1/2014 (Correctional Facilities)                          AA+/Aa1       2,400,000     2,576,160
          North Carolina Limited Obligation, 5.00% due 11/1/2019                   AA+/Aa1      23,635,000    28,886,697
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242)                           AA-/Aa3       1,000,000     1,047,450
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric) (ETM)                                                           NR/NR          800,000       821,416
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        1,705,000     1,749,398
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,100,000     3,652,017
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2019 (Catawba
          Electric; Insured: Natl-Re)                                                A/A2        3,020,000     3,092,027
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 pre-refunded 2/1/2014 (Correctional Facilities)                 AA+/Aa1       5,000,000     5,367,000
        North Dakota -- 0.03%
          Ward County  Health Care  Facilities,  5.00% due  7/1/2013  (Trinity
          Obligated Group)                                                         BBB-/NR       1,560,000     1,619,233
        Ohio -- 2.76%
          Akron COP, 5.00% due 12/1/2013 (Insured: AGM)                             AA-/NR       3,000,000     3,181,470
          Akron COP, 5.00% due 12/1/2014 (Insured: AGM)                             AA-/NR       2,000,000     2,191,020
          Akron GO, 5.00% due 12/1/2019                                             AA-/NR       1,685,000     2,020,719
          Akron,  Bath & Copley Joint Township  Hospital  District,  5.00% due
          11/15/2021 (Children's Hospital Medical Center)                           NR/A1        1,000,000     1,158,500
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,190,100
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Health Care Partners)                                                     AA-/A1      10,000,000    11,459,500
          American Municipal Power, 5.25% due 2/15/2018 (Hydroelectric)              A/A3        5,500,000     6,407,940
          American Municipal Power, 5.25% due 2/15/2019 (Hydroelectric)              A/A3        5,015,000     5,927,279
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2020 (AMP Fremont
          Energy Center)                                                             A/A1        1,865,000     2,204,523
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2021 (AMP Fremont
          Energy Center)                                                             A/A1        1,300,000     1,539,148
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2022 (AMP Fremont
          Energy Center)                                                             A/A1        1,750,000     2,079,228
          Cleveland Cuyahoga County Cultural  Facilities,  5.00% due 10/1/2019
          (Cleveland Museum of Art)                                                 AA+/NR       2,000,000     2,432,220
          Cleveland GO, 5.75% due 8/1/2012 (Insured: Natl-Re)                       AA/A1        1,500,000     1,507,140
          Cleveland GO, 5.50% due 10/1/2019 (Insured: AMBAC)                        AA/A1        1,260,000     1,531,265
          Cleveland  Package  Facility,   5.25%  due  9/15/2021   pre-refunded
          10/21/2012 (Insured: AGM) (ETM)                                          AA-/Aa3         965,000     1,231,523
          Cleveland Package Facility, 5.25% due 9/15/2021 (Insured: AGM)           AA-/Aa3       2,035,000     2,414,528
          Cuyahoga   County,   6.00%  due   1/1/2021   pre-refunded   7/1/2013
          (Cleveland Clinic)                                                        NR/NR        2,550,000     2,696,370
          Cuyahoga   County,   6.00%  due   1/1/2021   pre-refunded   7/1/2013
          (Cleveland Clinic)                                                       AA-/Aa2       2,450,000     2,590,630
          Deerfield Township Tax Increment, 5.00% due 12/1/2017                     NR/A1        1,000,000     1,138,740
          Garfield  Heights City School  Improvement GO, 5.375% due 12/15/2016
          (Insured: Natl-Re)                                                        NR/Aa3       1,625,000     1,873,999
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,133,190
          Kent  State  University,   5.00%  due  5/1/2020  (Insured:   Assured
          Guaranty)                                                                AA-/Aa3       1,000,000     1,188,730
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                       AA/Aa2       2,500,000     2,653,000
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (FirstEnergy Nuclear)                                                   BBB-/Baa2      5,000,000     5,763,450
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (FirstEnergy Nuclear)                                     BBB-/Baa3      5,800,000     6,548,374
       a  Ohio State Air Quality  Development  Authority,  3.375% due 1/1/2034
          put 7/1/2015 (FirstEnergy Nuclear)                                      BBB-/Baa3      7,200,000     7,461,792
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                               BBB/Baa1      4,800,000     4,966,800
          Ohio  State  Building  Authority,   5.00%  due  10/1/2015  (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       4,600,000     5,218,792
          Ohio State Building Authority, 5.00% due 10/1/2020                        AA/Aa2       1,700,000     2,038,606
          Ohio  State  Cultural  &  Sports  Capital   Facilities,   5.00%  due
          10/1/2020                                                                 AA/Aa2       3,845,000     4,599,043
          Ohio  State  Department   Administrative  Services  COP,  5.00%  due
          9/1/2015 (Insured: Natl-Re)                                               AA/Aa2       1,950,000     2,140,476
          Ohio State GO, 4.00% due 10/1/2014                                       AA-/Aa3       2,075,000     2,231,102
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        3,375,000     3,794,985
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa2      5,500,000     6,205,320
          Ohio State Water Development  Authority PCR, 3.375% due 1/1/2034 put
          7/1/2015 (FirstEnergy Nuclear)                                          BBB-/Baa3     24,400,000    25,164,696
          RiverSouth   Authority,   5.00%  due  12/1/2019   (RiverSouth   Area
          Redevelopment)                                                           AA+/Aa2       2,500,000     2,986,525
          University  of Akron  Ohio  General  Receipts,  5.00%  due  1/1/2018
          (Insured: AGM)                                                           AA-/Aa3       3,415,000     4,046,331
        Oklahoma -- 1.83%
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,158,400
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,454,570
          Oklahoma County Finance Authority Educational Facilities,  4.00% due
          3/1/2013 (Putnam City Public Schools)                                      A/NR        2,580,000     2,633,535
          Oklahoma County Finance  Authority  Educational  Facilities,  3.125%
          due 9/1/2013 (Western Heights Public Schools)                             A+/NR        2,525,000     2,582,368
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2016 (Western Heights Public Schools)                                 A+/NR        3,000,000     3,405,210
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2017 (Western Heights Public Schools)                                 A+/NR        4,075,000     4,715,508
          Oklahoma County Finance Authority Educational Facilities,  5.00% due
          9/1/2018 (Western Heights Public Schools)                                 A+/NR        2,120,000     2,483,877
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     3,926,133
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        2,880,000     2,976,826
          Oklahoma DFA,  0.20% due 8/15/2033  put 7/2/2012  (Integris  Health;
          Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)             AA-/Aa3      44,350,000    44,350,000
          Oklahoma DFA Health Systems,  5.25% due 12/1/2012  (Duncan  Regional
          Hospital)                                                                 A-/NR        1,330,000     1,355,815
          Oklahoma DFA Health Systems, 5.00% due 8/15/2017 (Integris Health)       AA-/Aa3       4,375,000     5,087,775
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     3,829,787
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                       A/A2        4,005,000     4,257,475
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,309,891
       a  Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,240,905
          Tulsa County Industrial Authority Educational Facilities,  4.50% due
          9/1/2020 (Broken Arrow Public Schools)                                    AA-/NR       1,585,000     1,805,759
          Tulsa County Industrial Authority Educational Facilities,  4.50% due
          9/1/2021 (Broken Arrow Public Schools)                                    AA-/NR       8,775,000     9,951,289
        Oregon -- 0.23%
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2037
          put 7/15/2014 (Legacy Health Systems)                                     A+/A2        6,465,000     6,928,605
          Clackamas  County Oregon  Hospital  Facilities,  5.00% due 7/15/2039
          put 7/15/2012 (Legacy Health Systems)                                     A+/A2        2,000,000     2,003,720
          Oregon  Facilities  Authority,  5.00% due 3/15/2015  (Legacy  Health
          Systems)                                                                  A+/A2        1,635,000     1,792,483
          Oregon  Facilities  Authority,  5.00% due 3/15/2016  (Legacy  Health
          Systems)                                                                  A+/A2        1,000,000     1,121,090
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                         AA/Aa2       1,000,000     1,103,090
        Pennsylvania -- 3.26%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,080,990
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,423,812
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,550,032
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     2,082,824
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,487,230
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2017
          (UPMC Health Systems)                                                     A+/Aa3       1,875,000     2,190,919
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (UPMC Health Systems)                                           A+/Aa3       5,915,000     6,964,321
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (UPMC Health Systems)                                           A+/Aa3       3,000,000     3,538,830
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2018
          (Pittsburgh Medical Center)                                               A+/Aa3       2,000,000     2,381,640
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR          890,000       921,613
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,139,132
          Lancaster  County  Solid  Waste  Management  Authority,   5.00%  due
          12/15/2012                                                                AA-/A3       3,475,000     3,538,940
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,140,090
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,147,740
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,169,330
          Pennsylvania   EDA,   3.70%  due  11/1/2021   put  5/1/2015   (Waste
          Management, Inc.)                                                         BBB/NR       7,750,000     8,157,185
          Pennsylvania  EDA,  3.00% due  12/1/2037  put  9/1/2015  (PPL Energy
          Supply)                                                                   BBB/NR      14,000,000    14,294,840
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015 (Philadelphia University)                                       BBB/Baa2      1,440,000     1,516,853
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (UPMC Health Systems)                                           A+/Aa3       5,600,000     6,653,808
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (UPMC Health Systems)                                           A+/Aa3       5,100,000     6,082,413
          Pennsylvania Turnpike Commission, 0.80% due 12/1/2012                     A+/Aa3       2,500,000     2,500,925
          Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR         840,000       877,531
          Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)               AA-/Aa3       7,280,000     7,843,545
          Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)                AA-/Aa3       3,000,000     3,219,990
          Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)            BBB+/Baa2      1,825,000     1,963,572
          Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)                AA-/Aa3       3,315,000     3,573,305
          Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)                AA-/Aa3       1,395,000     1,561,926
          Philadelphia Hospitals & Higher Educational Facilities Authority,
          0.16% due 2/15/2014 put 7/2/2012 (The Children's Hospital; SPA:
          JPMorgan Chase Bank) (daily demand notes)                                 AA/Aa2       1,500,000     1,500,000
          Philadelphia  Hospitals & Higher Educational  Facilities  Authority,
          0.16% due 7/1/2025  put  7/2/2012  (The  Children's  Hospital;  SPA:
          JPMorgan Chase Bank) (daily demand notes)                                 AA/Aa2      10,600,000    10,600,000
          Philadelphia  Municipal  Authority,   5.25%  due  11/15/2017  (Lease
          Appropriation; Insured: AGM)                                             AA-/Aa3       2,100,000     2,228,079
          Philadelphia Parking Authority, 5.00% due 9/1/2016                         A/A1        1,500,000     1,701,960
          Philadelphia Parking Authority, 5.00% due 9/1/2017                         A/A1        1,020,000     1,174,112
          Philadelphia  School  District  GO,  5.00% due  9/1/2012  (State Aid
          Withholding)                                                              A+/Aa2       5,000,000     5,041,800
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,108,620
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa2       2,270,000     2,544,284
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2       4,210,000     4,820,576
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa2      18,000,000    20,572,740
          Philadelphia  School  District  GO,  5.25% due  9/1/2021  (State Aid
          Withholding)                                                              A+/Aa2       2,000,000     2,317,620
          Philadelphia Water & Wastewater, 5.00% due 6/15/2013 (Insured: AGM)      AA-/Aa3       7,020,000     7,334,917
          Philadelphia Water & Wastewater, 5.00% due 6/15/2017 (Insured: AGM)      AA-/Aa3       5,570,000     6,509,436
          Pittsburgh GO, 5.00% due 9/1/2012 (Insured: Natl-Re)                      BBB/A1       3,415,000     3,441,466
          Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                        BBB/A1       1,325,000     1,373,932
          Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                         AA-/Aa3       3,000,000     3,410,640
          Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)                         AA-/Aa3       2,210,000     2,492,946
          Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                         AA-/Aa3       3,240,000     3,619,436
          Pittsburgh School District GO, 3.00% due 9/1/2012 (Insured: AGM)         AA-/Aa3       1,670,000     1,677,866
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AA-/Aa3       2,100,000     2,162,349
          Pittsburgh  Water  &  Sewer  Authority,   2.625%  due  9/1/2035  put
          9/1/2012 (Insured: AGM)                                                   AA-/NR       2,000,000     2,004,760
          Sayre HFA,  5.25% due  7/1/2012  (Latrobe  Area  Hospital;  Insured:
          AMBAC) (ETM)                                                              NR/NR        1,000,000     1,000,280
        Rhode Island -- 1.28%
          Convention Center Authority, 5.25% due 5/15/2015 (Insured: Natl-Re)      BBB/Baa2      1,115,000     1,173,861
          Convention Center Authority, 5.00% due 5/15/2019 (Insured: AGM)          AA-/Aa3      10,000,000    10,280,900
          Convention Center Authority, 5.00% due 5/15/2020 (Insured: AGM)          AA-/Aa3       6,830,000     7,012,156
          Rhode Island Economic  Development Corp., 5.00% due 6/15/2014 (RIDOT
          Transit Improvements; Insured: AGM)                                      AA-/Aa2       2,000,000     2,087,160
       a  Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,622,389
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          10/1/2019 (Consolidated Capital Development)                              AA/Aa2       5,000,000     6,077,900
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2020 (Consolidated Capital Development)                               AA/Aa2       8,365,000    10,155,277
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2021 (Consolidated Capital Development)                               AA/Aa2      16,535,000    20,083,742
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2022 (Consolidated Capital Development)                               AA/Aa2       9,825,000    12,030,614
          State   of   Rhode   Island   and   Providence   Plantations   Lease
          Participation  Certificates,  5.00%  due  10/1/2014  (Department  of
          Children, Youth, and Families; Insured: MBIA)                            AA-/Aa3       1,000,000     1,078,540
        South Carolina -- 0.54%
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,560,923
          Greenville  County School  District,  5.25% due 12/1/2015  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       1,000,000     1,065,110
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner Tomorrow)                                                   AA/Aa2       3,500,000     4,167,590
          Greenwood  County  Hospital  Facilities,  5.00% due 10/1/2013  (Self
          Regional Health Care; Insured: AGM)                                      AA-/Aa3       2,000,000     2,102,640
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,128,360
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,157,470
          Piedmont  Municipal  Power  Agency,  6.75%  due  1/1/2019  (Insured:
          Natl-Re/FGIC)                                                            NR/Baa1       3,695,000     4,745,045
          South Carolina Jobs Economic Development,  5.00% due 8/15/2014 (Care
          Alliance Health Services; Insured: AGM)                                  AA-/Aa3       4,000,000     4,294,040
          South Carolina Jobs Economic Development,  5.00% due 8/15/2015 (Care
          Alliance Health Services; Insured: AGM)                                  AA-/Aa3       3,000,000     3,303,630
        South Dakota -- 0.42%
          South  Dakota  Building  Authority,  4.50%  due  6/1/2016  (Insured:
          Natl-Re/FGIC)                                                             AA/NR        2,000,000     2,259,340
       a  South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2015 (Regional Health)                                                NR/A1        1,390,000     1,556,675
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2015 (Sanford Health)                                                AA-/A1       1,310,000     1,471,051
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2016 (Regional Health)                                                NR/A1        1,000,000     1,137,980
       a  South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2017 (Prairie Lakes Health)                                           A+/NR        2,215,000     2,475,462
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2017 (Regional Health)                                                NR/A1        1,100,000     1,267,607
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2018 (Prairie Lakes Health)                                           A+/NR        2,290,000     2,584,952
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2018 (Regional Health)                                                NR/A1        1,275,000     1,474,933
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2019 (Prairie Lakes Health)                                           A+/NR        2,440,000     2,773,036
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2020 (Regional Health)                                                NR/A1        1,000,000     1,155,960
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          7/1/2021 (Avera Health Issue)                                             A+/A1        1,370,000     1,585,419
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2016
          (Single Family Mtg)                                                       NR/Aa3       1,060,000     1,166,021
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2017
          (Single Family Mtg)                                                       NR/Aa3       1,075,000     1,189,713
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2018
          (Single Family Mtg)                                                       NR/Aa3       1,185,000     1,319,438
        Tennessee -- 0.74%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa2       3,200,000     3,388,416
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015          NR/Baa2       3,500,000     3,744,230
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019          NR/Baa2       6,000,000     6,468,060
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                   A-/Baa2       3,000,000     3,249,810
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   BBB/Baa3      5,000,000     5,407,750
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                   A-/Baa2      11,000,000    12,236,290
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                   A-/Baa2       5,000,000     5,608,350
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                   A-/Baa2       1,190,000     1,324,541
        Texas -- 8.73%
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,140,519
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                              AA/Aa2       1,500,000     1,794,420
          Austin Electrical Utilities Systems,  5.50% due 11/15/2013 (Insured:
          AMBAC)                                                                    A+/A1        1,000,000     1,070,590
          Austin Water & Wastewater, 5.00% due 5/15/2014 (Insured: AMBAC)           AA/Aa2       2,890,000     3,139,176
          Austin Water & Wastewater, 5.00% due 5/15/2015 (Insured: AMBAC)           AA/Aa2       1,520,000     1,713,131
          Austin Water & Wastewater, 5.00% due 11/15/2022                           AA/Aa2       2,640,000     3,273,574
          Bexar  Metropolitan  Water District  Waterworks,  4.50% due 5/1/2021
          (Insured: Natl-Re)                                                         A/A1        1,200,000     1,270,584
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                        BBB/Baa2      4,485,000     4,800,206
          Bryan Electric Systems, 3.00% due 7/1/2012                                A+/A1        1,850,000     1,850,277
          Bryan Electric Systems, 4.00% due 7/1/2014                                A+/A1        1,300,000     1,380,860
          Bryan Electric Systems, 5.00% due 7/1/2015                                A+/A1        1,150,000     1,282,779
          Bryan Electric Systems, 5.00% due 7/1/2019                                A+/A1        8,000,000     9,222,240
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2013
          (Roman Catholic Diocese)                                                  NR/NR          670,000       688,794
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2014
          (Roman Catholic Diocese)                                                  NR/NR          890,000       941,202
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2015
          (Roman Catholic Diocese)                                                  NR/NR        1,100,000     1,197,603
          Capital  Area  Cultural  Education  Facilities,  5.00% due  4/1/2018
          (Roman Catholic Diocese)                                                  NR/NR        1,370,000     1,544,661
          Collin County Limited Tax Improvement GO, 5.00% due 2/15/2016            AAA/Aaa       1,465,000     1,685,409
          Corpus Christi Business & Job Development  Corp., 5.00% due 9/1/2012
          (Arena Project; Insured: AMBAC)                                            A/A2        1,025,000     1,032,534
       a  Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     4,435,608
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     6,036,992
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,160,000     1,303,446
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,260,000     1,415,812
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       1,935,000     2,141,097
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       2,035,000     2,251,748
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2019
          (Insured: AMBAC)                                                         BBB+/A3       2,175,000     2,388,019
          Dallas-Fort Worth International Airport, 4.00% due 11/1/2012              A+/A1        1,000,000     1,012,390
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,244,419
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,427,686
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,816,862
          Denton GO, 3.00% due 2/15/2013                                            AA/Aa2       2,710,000     2,755,772
          Denton GO, 3.00% due 2/15/2014                                            AA/Aa2       3,325,000     3,456,703
          Denton GO, 4.00% due 2/15/2015                                            AA/Aa2       3,445,000     3,739,341
          Denton GO, 4.00% due 2/15/2016                                            AA/Aa2       3,535,000     3,928,587
          Denton GO, 5.00% due 2/15/2017                                            AA/Aa2       3,675,000     4,338,852
          Denton GO, 5.00% due 2/15/2019                                            AA/Aa2       3,990,000     4,843,421
          Denton GO, 5.00% due 2/15/2020                                            AA/Aa2       4,195,000     5,027,749
          Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)         AA/Aa2       2,000,000     2,290,980
          Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)         AA/Aa2       3,000,000     3,699,600
          Guadalupe-Blanco  River  Authority  PCR,  5.625% due 10/1/2017  (AEP
          Texas Central Co.)                                                       BBB/Baa2      5,000,000     5,706,600
          Harris County Cultural  Education  Facilities  Finance Corp.,  0.17%
          due 9/1/2031 put 7/2/2012 Texas Medical Center;  LOC: JPMorgan Chase
          & Co.) (daily demand notes)                                              AAA/Aa1      28,650,000    28,650,000
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,655,045
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,660,550
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,226,960
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          7/1/2016 (Christus Health; Insured: AGM)                                 AA-/Aa3       5,860,000     6,659,363
          Harris County Health Facilities  Development Corp.  Thermal Utility,
          5.00% due 11/15/2015 (Teco Project; Insured: Natl-Re)                     AA/Aa3       1,500,000     1,585,950
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2014
          (Insured: Natl-Re)                                                         A/A2        1,275,000     1,348,364
          Harris County  Hospital  District  Senior Lien,  5.00% due 2/15/2017
          (Insured: Natl-Re)                                                         A/A2        1,500,000     1,696,365
          Houston Airport Systems, 5.00% due 7/1/2015                              AA-/Aa3       2,600,000     2,900,196
          Houston Airport Systems, 5.00% due 7/1/2017                              AA-/Aa3       1,600,000     1,873,280
          Houston Airport Systems, 5.00% due 7/1/2018                              AA-/Aa3       1,000,000     1,183,260
          Houston  Higher  Education  Finance  Corp.,   5.875%  due  5/15/2021
          (Cosmos Foundation, Inc.)                                                 BBB/NR       1,000,000     1,139,710
          Houston  Higher  Education  Finance  Corp.,  0.14% due 5/15/2048 put
          7/2/2012 (Rice University) (daily demand notes)                          AAA/Aaa      15,500,000    15,500,000
          Houston  Higher  Education  Finance  Corp.,  0.16% due 5/15/2048 put
          7/2/2012 (Rice University) (daily demand notes)                          AAA/Aaa       5,850,000     5,850,000
          Houston Hotel Occupancy Tax, 5.00% due 9/1/2014                           A-/A2        2,000,000     2,172,360
          Houston Hotel Occupancy Tax, 5.00% due 9/1/2014                           A-/A2        1,300,000     1,412,034
          Houston Hotel Occupancy Tax, 0% due 9/1/2020 (Insured: AGM/AMBAC)        AA-/Aa3       3,650,000     2,734,069
          Houston ISD, 5.00% due 2/15/2014 (Limited Tax Schoolhouse)               AA+/Aaa       2,000,000     2,150,060
          Houston ISD, 5.00% due 2/15/2015 (Limited Tax Schoolhouse)               AA+/Aaa       2,450,000     2,735,057
          Houston ISD Public West Side, 0% due 9/15/2014 (Insured: AMBAC)           AA/Aa2       6,190,000     6,064,591
          Houston Utilities System, 5.00% due 11/15/2013 (Insured: AGM)             AA/Aa2       3,000,000     3,193,500
          Houston Water Conveyance System COP, 6.25% due 12/15/2014  (Insured:
          AMBAC)                                                                    NR/NR        2,850,000     3,106,813
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,942,345
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       913,770
          Keller ISD GO, 0% due 8/15/2012 (Guaranty: PSF)                          AAA/Aaa       1,250,000     1,249,475
          Kerrville Health Facilities  Development Corp.  Hospital,  5.25% due
          8/15/2021 (Sid Peterson Memorial Hospital)                               BBB-/NR       4,000,000     4,193,120
          Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                        AA-/Aa2       2,000,000     2,335,980
          Laredo  Sports  Venue Sales  Refunding  and  Improvement,  5.00% due
          3/15/2013 (Insured: AMBAC)                                                A+/A1        1,745,000     1,797,228
          Laredo  Sports  Venue Sales  Refunding  and  Improvement,  5.00% due
          3/15/2014 (Insured: AMBAC)                                                A+/A1        1,835,000     1,955,688
          Laredo  Sports  Venue Sales  Refunding  and  Improvement,  5.00% due
          3/15/2015 (Insured: AMBAC)                                                A+/A1        1,930,000     2,122,517
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                 NR/Aa1       2,210,000     2,219,569
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     9,049,780
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)                    AAA/Aaa       2,000,000     2,341,020
          North Texas University, 5.00% due 4/15/2014                               NR/Aa2       1,250,000     1,350,375
          North Texas University, 5.00% due 4/15/2016                               NR/Aa2       2,250,000     2,599,447
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR      19,195,000    19,317,080
          Northside ISD GO, 1.50% due 8/1/2040 put 8/1/2012 (Guaranty: PSF)        AAA/Aaa       4,000,000     4,004,120
          Richardson   Refunding  and  Improvement  GO,  5.00%  due  2/15/2014
          (Insured: Natl-Re)                                                       AAA/Aaa       3,000,000     3,219,990
          Sam Rayburn Municipal Power Agency, 5.50% due 10/1/2012                  NR/Baa2       6,000,000     6,061,320
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       8,400,000     8,465,520
          San Antonio  Electric and Gas,  1.15% due  12/1/2027  put  12/3/2012
          (SPA: BNP Paribas)                                                       AA-/Aa2      27,000,000    27,087,480
          San Juan Higher Education  Finance  Authority,  5.125% due 8/15/2020
          (Idea Public Schools)                                                    BBB+/NR       2,000,000     2,190,080
          Sherman ISD GO, 0.65% due 8/1/2036  put 8/1/2012  (School  Building;
          Guaranty: PSF)                                                            AAA/NR       3,360,000     3,360,437
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2016
          (Scott & White Memorial Hospital)                                          A/A1        2,280,000     2,586,751
          Tarrant County Cultural Educational Facilities,  5.00% due 8/15/2017
          (Scott & White Memorial Hospital)                                          A/A1        2,000,000     2,302,580
          Tarrant County Cultural Educational  Facilities Finance Corp., 0.17%
          due  10/1/2041  put 7/2/2012  (Methodist  Hospitals of Dallas;  LOC:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa1      14,760,000    14,760,000
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       991,180
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AA-/Aa3      10,000,000    11,912,700
          Texas Public  Finance  Authority,  5.00% due 7/1/2012  (Unemployment
          Compensation)                                                            AAA/Aaa      14,630,000    14,633,950
          Texas Public  Finance  Authority,  5.00% due 1/1/2014  (Unemployment
          Compensation)                                                            AAA/Aaa       5,000,000     5,349,600
          Texas Public  Finance  Authority,  5.00% due 7/1/2014  (Unemployment
          Compensation)                                                            AAA/Aaa       5,000,000     5,460,050
          Texas Public Finance  Authority,  5.00% due  10/15/2014  (Stephen F.
          Austin University; Insured: Natl-Re)                                      NR/A1        1,305,000     1,426,182
          Texas Public Finance  Authority,  5.00% due  10/15/2015  (Stephen F.
          Austin University; Insured: Natl-Re)                                      NR/A1        1,450,000     1,633,411
          Texas Public  Finance  Authority,  5.00% due 7/1/2017  (Unemployment
          Compensation)                                                            AAA/Aaa      15,500,000    17,711,230
          Texas State, 2.50% due 8/30/2012 (Cash Flow Management)                 SP-1+/Mig1    85,000,000    85,327,250
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                             BBB/NR       1,370,000     1,510,357
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                             BBB/NR       1,580,000     1,772,918
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                             BBB/NR       1,870,000     2,103,900
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                             BBB/NR       1,945,000     2,188,922
          Waco  Health  Facilities   Development  Corp.,  4.00%  due  9/1/2013
          (Hillcrest Health System; Insured: Natl-Re) (ETM)                         BBB/NR       1,000,000     1,040,940
          Weslaco GO Waterworks & Sewer System,  5.25% due 2/15/2019 (Insured:
          Natl-Re)                                                                 BBB+/A3       2,835,000     3,261,100
          West Harris County  Regional Water,  5.25% due 12/15/2012  (Insured:
          AGM)                                                                     AA-/Aa3       2,435,000     2,488,375
        U.S. Virgin Islands -- 0.23%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      NR/Baa3       7,690,000     8,959,773
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,073,320
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,338,484
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,422,980
        Utah -- 1.52%
          Intermountain Power Agency Supply, 5.00% due 7/1/2012                     A+/A1       15,000,000    15,004,050
          Intermountain  Power Agency  Supply,  5.00% due  7/1/2012  (Insured:
          Natl-Re) (ETM)                                                            NR/NR        2,240,000     2,240,605
          Intermountain Power Agency Supply, 5.00% due 7/1/2013                     A+/A1        5,000,000     5,234,450
          Intermountain  Power Agency  Supply,  5.25% due  7/1/2014  (Insured:
          Natl-Re)                                                                 A+/Baa2       2,300,000     2,447,315
          Murray City Utah  Hospital,  0.17% due  5/15/2037  put 7/2/2012 (IHC
          Health  Services,  Inc.;  SPA:  JPMorgan  Chase Bank) (daily  demand
          notes)                                                                   AA+/Aa1      31,385,000    31,385,000
          Nebo School District GO, 2.50% due 7/1/2012                              AAA/Aaa       1,510,000     1,510,196
          Weber County Hospital,  0.22% due 2/15/2031 put 7/2/2012 (IHC Health
          Services; SPA: Landesbank Hessen-Thuringen) (daily demand notes)         AA+/Aa1      11,220,000    11,220,000
          Weber County Hospital,  0.22% due 2/15/2035 put 7/2/2012 (IHC Health
          Services) (daily demand notes)                                           AA+/Aa1      15,925,000    15,925,000
        Vermont -- 0.40%
          Vermont Colleges GO, 4.00% due 7/1/2017                                   A+/NR        5,375,000     5,900,729
          Vermont  Economic  Development   Authority,   5.00%  due  12/15/2020
          (Vermont Public Service Corp.)                                            NR/A3       14,250,000    16,331,212
        Virginia -- 0.05%
          Fairfax County EDA, 5.00% due 8/1/2016                                   AA+/Aa2       2,600,000     2,986,984
        Washington -- 1.69%
          Energy   Northwest,    5.50%   due   7/1/2012    (Bonneville   Power
          Administration Project 3; Insured: Natl-Re)                              AA-/Aa1       3,000,000     3,000,900
          Energy   Northwest,    5.00%   due   7/1/2013    (Bonneville   Power
          Administration Project 1)                                                AA-/Aa1       3,835,000     4,017,814
          Energy Northwest, 5.00% due 7/1/2014 (Wind Project; Insured: AMBAC)        A/A2        2,575,000     2,775,541
          Energy   Northwest,    5.00%   due   7/1/2017    (Bonneville   Power
          Administration Project 1)                                                AA-/Aa1       5,000,000     5,971,400
          Energy   Northwest,    5.00%   due   7/1/2017    (Bonneville   Power
          Administration Project 3)                                                AA-/Aa1       5,470,000     6,532,712
          Port Seattle Washington, 5.50% due 9/1/2018 (Insured: Natl-Re/FGIC)        A/A1        5,000,000     6,008,000
          Seattle Municipal Light & Power, 5.00% due 2/1/2016                      AA-/Aa2       1,000,000     1,150,710
          Seattle Municipal Light & Power, 5.00% due 2/1/2017                      AA-/Aa2       2,000,000     2,357,720
          Skagit  County  Public  Hospital   District  No.  1  GO,  4.00%  due
          12/1/2017 (Skagit Regional Health)                                        NR/A1        1,000,000     1,105,910
          Skagit  County  Public  Hospital   District  No.  1  GO,  4.00%  due
          12/1/2018 (Skagit Regional Health)                                        NR/A1        1,270,000     1,409,979
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2019 (Skagit Regional Health)                                        NR/A1        1,695,000     2,003,693
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2020 (Skagit Regional Health)                                        NR/A1        1,570,000     1,874,031
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2021 (Skagit Regional Health)                                        NR/A1        3,135,000     3,729,521
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2022 (Skagit Regional Health)                                        NR/A1        3,635,000     4,327,758
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA-/Aa3       5,015,000     5,427,083
          Washington State GO, 0% due 1/1/2018 (Insured: Natl-Re/FGIC)             AA+/Aa1       4,000,000     3,636,120
          Washington State GO, 0% due 1/1/2019 (Insured: Natl-Re/FGIC)             AA+/Aa1       3,000,000     2,623,830
          Washington  State  GO,  0%  due  12/1/2019  (Capital   Appreciation;
          Insured: Natl-Re)                                                        AA+/Aa1       3,030,000     2,602,831
          Washington  State  HFA,  5.00%  due  7/1/2013  (Overlake   Hospital;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,041,880
          Washington  State  HFA,  5.00%  due  8/15/2013   (Multicare   Health
          Systems)                                                                  AA-/A1       1,250,000     1,304,700
          Washington  State  HFA,  5.00%  due  8/15/2014   (Multicare   Health
          Systems)                                                                  AA-/A1       1,500,000     1,595,355
          Washington  State  HFA,  5.00%  due  8/15/2015   (Multicare   Health
          Systems)                                                                  AA-/A1       2,000,000     2,176,740
          Washington  State  HFA,  5.00%  due  8/15/2016   (Multicare   Health
          Systems)                                                                  AA-/A1       2,075,000     2,290,489
          Washington  State HFA,  5.375% due 12/1/2016  (Group Health Co-op of
          Puget Sound; Insured: AMBAC)                                              BB+/NR       2,000,000     2,016,680
          Washington State HFA, 5.00% due 7/1/2017  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,245,000     1,388,113
          Washington  State  HFA,  5.00%  due  8/15/2017   (Multicare   Health
          Systems)                                                                  AA-/A1       1,000,000     1,118,570
          Washington State HFA, 5.25% due 8/1/2018  (Highline  Medical Center;
          Insured: AGM 242)                                                         A+/NR        7,975,000     9,242,068
          Washington  State  HFA,  5.00%  due  8/15/2018   (Multicare   Health
          Systems)                                                                  AA-/A1       2,000,000     2,259,340
          Washington State HFA, 5.00% due 7/1/2019  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,050,000     1,181,093
          Washington State HFA, 4.75% due 7/1/2020  (Overlake Hospital Medical
          Center)                                                                   A-/A3        1,000,000     1,116,180
          Washington  State Public Power  Supply  Systems,  5.40% due 7/1/2012
          (Insured: AGM)                                                           AA-/Aa1       1,320,000     1,320,383
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2013
          (Insured: Natl-Re/IBC)                                                   AA-/Aa1       1,760,000     1,750,302
          Washington  State  Public  Power  Supply  Systems,  0% due  7/1/2015
          (Insured: Natl-Re/IBC)                                                   AA-/Aa1       3,000,000     2,914,890
          Yakima  County  School  District,   5.00%  due  12/1/2012  (Insured:
          Natl-Re)                                                                  NR/Aa1       1,270,000     1,295,349
        West Virginia -- 0.31%
          Clarksburg Water, 5.25% due 9/1/2019 (Insured: Natl-Re/FGIC)              BBB/NR       1,425,000     1,450,137
          Kanawha,  Mercer,  Nicholas  Counties  Single  Family  Mtg,  0%  due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     2,015,084
          Mason County PCR, 2.00% due 10/1/2022 (Appalachian Power Co.)            NR/Baa2       1,500,000     1,507,245
          Monongalia   County   Community   Hospital,   5.25%   due   7/1/2020
          (Monongalia General Hospital)                                             A-/NR        3,880,000     4,117,650
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,038,100
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,038,100
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2020 (Higher Education Facilities)                                    A+/Aa3       1,000,000     1,179,700
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2021 (Higher Education Facilities)                                    A+/Aa3       1,000,000     1,189,400
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2022 (Higher Education Facilities)                                    A+/Aa3       1,500,000     1,789,545
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,988,200
        Wisconsin -- 0.76%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2014 (Aurora Health Care, Inc.)                                      NR/A3        4,265,000     4,602,660
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2015 (Aurora Health Care, Inc.)                                      NR/A3        4,100,000     4,532,837
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2016 (Aurora Health Care, Inc.)                                      NR/A3        3,695,000     4,158,501
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        1,295,000     1,465,837
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2017 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,113,450
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        5,025,000     5,715,636
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2018 (Agnesian Health Care, Inc.)                                     A-/A3        1,855,000     2,085,688
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2019 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,119,150
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2020 (Agnesian Health Care, Inc.)                                     A-/A3        2,110,000     2,381,135
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2020 (ProHealth Care, Inc.)                                          A+/A1        1,075,000     1,248,193
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2021 (ProHealth Care, Inc.)                                          A+/A1        2,575,000     2,976,571
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2022 (ProHealth Care, Inc.)                                          A+/A1        1,600,000     1,825,264
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)                        NR/A3        4,500,000     5,025,780
          Wisconsin Petroleum, 5.00% due 7/1/2015                                   AA/Aa2       4,000,000     4,501,760

TOTAL INVESTMENTS -- 99.32% (Cost $5,303,948,747)                                                         $5,565,982,475

OTHER ASSETS LESS LIABILITIES -- 0.68%                                                                        37,909,650

NET ASSETS -- 100.00%                                                                                     $5,603,892,125

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
HFFA       Health Facilities Financing Authority
HUD        Department of Housing & Urban Development
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
NCSL       National Conference of State Legislature
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
UPMC       University of Pittsburgh Medical Center
USD        Unified School District


NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements.
The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  5,565,982,475      $         --       $  5,565,982,475   $           --

Total Investments in Securities        $  5,565,982,475      $         --       $  5,565,982,475   $           --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Intermediate Municipal Fund                                                       June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 1.55%
          Alabama  Drinking  Water  Finance  Authority,  5.25%  due  8/15/2015
          (Insured: AMBAC)                                                          NR/NR     $  1,200,000 $   1,331,184
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1       2,000,000     2,318,000
          City of  Mobile  Industrial  Development  Board  Pollution  Control,
          1.65% due 6/1/2034 put 3/20/2017  (Alabama Power Company Barry Plant
          Project)                                                                   A/A2        2,000,000     2,029,580
          East Alabama  Health Care  Authority GO, 5.00% due 9/1/2027  (Health
          Care Facilities Capital Improvements)                                      A/NR        1,250,000     1,345,538
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2012        AAA/Aa1       1,120,000     1,127,213
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa1       1,310,000     1,406,743
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa1       2,185,000     2,610,201
          University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025          A+/A1        2,000,000     2,178,420
        Alaska -- 0.56%
          Alaska   Municipal   Bond  Bank,   5.00%  due  10/1/2017   (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       2,470,000     2,731,079
          Anchorage GO, 6.00% due 10/1/2012 (Insured: Natl-Re/FGIC)                 AA/NR          125,000       126,130
          Valdez Alaska  Marine  Terminal,  5.00% due 1/1/2021 (BP  Pipelines,
          Inc.)                                                                      A/A2        2,000,000     2,345,840
        Arizona -- 2.76%
          Arizona HFA, 5.00% due 7/1/2017 (Catholic Health Care West)                A/A2        1,450,000     1,648,070
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,630,000     5,067,442
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,175,560
          Pima  County  IDA,  5.00%  due  12/1/2030   (Providence  Day  School
          Project)                                                                 BBB+/NR       2,000,000     2,005,380
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2022              A-/Baa2       2,000,000     2,171,520
          Salt Verde Financial Corp. Gas Revenue, 5.25% due 12/1/2028              A-/Baa2         735,000       781,746
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AA-/Aa3       7,280,000     8,761,698
          Tucson GO, 9.75% due 7/1/2012 (ETM)                                       AA-/NR         400,000       400,212
          Tucson GO, 9.75% due 7/1/2013 (ETM)                                       AA-/NR         500,000       547,235
          University  Medical  Center  Corp.  GO,  5.00% due  7/1/2015  (GO of
          Corp.)                                                                  BBB+/Baa1      1,000,000     1,082,820
          University of Arizona, 5.00% due 8/1/2024                                AA-/Aa3       1,635,000     1,870,604
        California -- 10.59%
          Anaheim  Public  Financing  Authority,   0%  due  9/1/2023  (Anaheim
          Convention Center & Walt Disney Co. Development Agreement;  Insured:
          AGM)                                                                     AA-/Aa3      10,000,000     5,985,600
          Brea  Redevelopment  Agency,  0% due 8/1/2023  (Parking Facility and
          Public Improvements)                                                      AA-/NR       3,320,000     1,875,302
          Brentwood  Infrastructure  Financing Authority,  5.00% due 11/1/2026
          (Insured: AGM)                                                            AA-/NR       2,000,000     2,155,620
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,322,620
          California   PCR  Financing   Authority,   5.25%  due  6/1/2023  put
          12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)           BBB/Baa3      2,000,000     2,261,420
          California  State GO,  5.25% due 9/1/2026  (Kindergarten  University
          Facilities)                                                               A-/A1        5,000,000     5,780,100
          California  State GO, 0.16% due 5/1/2034 put 7/2/2012  (Kindergarten
          University   Facilities;   LOC:   Citibank   N.A./California   State
          Teachers' Retirement System) (daily demand notes)                         A/Aa3        1,500,000     1,500,000
          California State HFA, 5.25% due 3/1/2027 (Catholic Health Care)            A/A2        5,250,000     5,876,797
          California  State Housing Finance  Agency,  4.55% due 2/1/2015 (Home
          Mtg; Insured: FGIC)                                                      BBB/Baa2      2,640,000     2,724,031
          California State  Infrastructure & Economic  Development Bank, 5.75%
          due 8/15/2029 (King City High School)                                     A-/NR        1,500,000     1,646,220
          California State Public Works Board,  5.00% due 6/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       2,000,000     2,348,780
          California  State Public Works  Board,  5.00% due 4/1/2028  (Various
          Capital Projects)                                                        BBB+/A2       2,500,000     2,729,700
          California  State School Cash Reserve Program  Authority,  2.00% due
          10/31/2012                                                               SP-1+/NR      7,000,000     7,039,340
          California  State School Cash Reserve Program  Authority,  2.00% due
          12/31/2012                                                               SP-1+/NR      1,000,000     1,008,160
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)       A-/NR        1,050,000     1,192,160
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     7,247,051
          Carson  Redevelopment  Agency,  6.25% due  10/1/2022  (Redevelopment
          Project Area No. 1)                                                       A-/NR        1,620,000     1,849,878
          Carson  Redevelopment  Agency,  6.375% due 10/1/2024  (Redevelopment
          Project Area No. 1)                                                       A-/NR        1,300,000     1,471,171
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        4,000,000     4,072,280
          Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)                 AA-/Aa3       1,245,000     1,430,418
          Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)                 AA-/Aa3       1,000,000     1,145,220
          El Camino Hospital District,  6.25% due 8/15/2017  (Insured:  AMBAC)
          (ETM)                                                                     NR/NR          795,000       901,864
          Franklin-McKinley  School District GO, 5.25% due 8/1/2027  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,000,000     1,185,620
          Golden West Schools Financing  Authority,  0% due 8/1/2018 (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,140,000     1,499,198
          Grossmont  Union High School  District GO, 0% due  8/1/2025  (School
          Improvements; Insured: AGM)                                              AA-/Aa2       1,000,000       579,130
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      5,000,000     5,257,650
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AA-/Aa3       1,120,000     1,196,608
          M-S-R Energy Authority, 6.125% due 11/1/2029                              A-/NR        2,500,000     2,922,700
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            BB+/NR       1,500,000     1,568,505
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AA-/NR       1,095,000       751,334
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AA-/NR       1,100,000       653,004
          Pittsburg   Redevelopment  Agency,  0%  due  8/1/2025  (Los  Medanos
          Community Development Project; Insured: AMBAC)                            A+/NR        2,900,000     1,354,445
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000     1,159,615
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                    A/Ba1        2,400,000     2,407,728
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                    A/Ba1        1,175,000     1,184,518
          San Mateo Union High School  District GO Unlimited,  0% due 9/1/2019
          (School Improvements; Insured: Natl-Re/FGIC)                              AA/Aa1       3,000,000     2,525,850
          Saratoga  Union  School  District  GO  Unlimited,  0%  due  9/1/2023
          (Capital Appreciation; Insured: Natl-Re)                                 AA+/Aa2         900,000       598,383
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A1        1,000,000     1,048,790
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A2        3,000,000     3,523,740
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A2        1,750,000     2,063,442
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       860,951
        Colorado -- 2.10%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                 BBB/NR       1,000,000     1,073,690
          Adams County  Communication  Center COP, 5.75% due 12/1/2016  (Adams
          County Communication Center)                                              NR/A1        1,080,000     1,091,750
          Denver  City  &  County  Housing  Authority,   5.20%  due  11/1/2027
          pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM)        NR/Aaa       1,220,000     1,443,175
          Denver City & County Housing  Authority,  5.20% due 11/1/2027 (Three
          Towers Rehabilitation; Insured: AGM)                                      NR/Aa3       1,335,000     1,418,704
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2023
          (Insured: Syncora)                                                      BBB-/Baa3      2,430,000     2,531,088
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       546,305
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,464,105
          Northwest  Parkway  Public  Highway  Authority,  5.20% due 6/15/2014
          (Insured: AGM) (ETM)                                                     AA-/Aa3       1,005,000     1,096,897
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AA-/NR       1,120,000     1,329,194
          Public  Authority  for  Colorado  Energy  Gas  Revenue,  6.125%  due
          11/15/2023                                                               A-/Baa2       2,000,000     2,305,580
          Regional Transportation District, 5.50% due 6/1/2022                      A-/Aa3       3,000,000     3,553,830
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AA+/NR       1,370,000     1,584,487
        Connecticut -- 0.21%
          Connecticut Health and Educational  Facilities Authority,  5.75% due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,441,247
          Connecticut Health and Educational  Facilities Authority,  0.14% due
          7/1/2036 put 7/2/2012 (Yale University) (daily demand notes)             AAA/Aaa         500,000       500,000
        District of Columbia -- 1.83%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC) (ETM)                                NR/NR        1,000,000     1,172,770
          District   of   Columbia   COP,   5.25%   due   1/1/2014   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,000,000     2,127,320
          District   of   Columbia   COP,   5.00%   due   1/1/2020   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,900,000     4,290,039
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,445,710
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       4,890,000     3,021,971
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       5,000,000     2,898,100
        Florida -- 9.34%
          Broward  County School Board COP,  5.00% due 7/1/2020  (Master Lease
          Purchase Agreement; Insured: AGM)                                        AA-/Aa3       1,000,000     1,111,460
          Broward  County School Board COP,  5.00% due 7/1/2026  (Master Lease
          Purchase Agreement)                                                       A/Aa3        3,000,000     3,355,620
          Broward  County School Board COP,  5.00% due 7/1/2027  (Master Lease
          Purchase Agreement)                                                       A/Aa3        2,000,000     2,226,400
          Correctional   Privatization  Commission  COP,  5.00%  due  8/1/2017
          (Insured: AMBAC)                                                         AA+/Aa2       1,000,000     1,082,580
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,270,000     2,371,219
       a  Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AA-/Aa3       2,560,000     2,760,935
          Florida Board of Education GO, 9.125% due 6/1/2014 (Capital Outlay)      AAA/Aa1         165,000       177,479
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2020  (Insured:
          Natl-Re)                                                                 A-/Baa2       1,000,000     1,077,610
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                 A-/Baa2       2,235,000     2,400,658
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,282,447
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,443,744
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                         AA-/A1       1,000,000     1,056,810
          Gainesville  Utilities  Systems  Revenue,  0.38% due  10/1/2026  put
          7/2/2012 (SPA: SunTrust Bank) (daily demand notes)                        AA/Aa2       8,605,000     8,605,000
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,202,641
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       956,646
          Hillsborough   County   Special   Assessment,   5.00%  due  3/1/2017
          (Insured: Natl-Re/FGIC)                                                   A+/A1        5,630,000     6,190,579
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     3,209,760
          Lake  County  School  Board  Master  Lease  Program  COP,  5.00% due
          6/1/2026 (School District Facility Projects)                               A/NR        1,210,000     1,319,965
          Lakeland Energy System Revenue, 5.00% due 10/1/2018 (Insured: AGM)       AA-/Aa3       2,000,000     2,384,820
          Lakeland Energy System Revenue, 5.25% due 10/1/2036                       AA-/A1       2,770,000     3,407,682
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,083,940
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000     1,074,770
          Miami Dade County GO, 5.00% due 10/1/2023 (Seaport)                      AA-/Aa2       1,040,000     1,247,896
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,542,709
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,474,741
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       2,600,000     2,996,786
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          BBB/A2       1,000,000     1,005,420
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       467,878
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,845,412
       a  Orange County HFA, 5.125% due 10/1/2026 (Orlando Health)                   A/A2        2,000,000     2,177,800
          Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016       NR/Aa3       1,500,000     1,731,375
          Sarasota  County  Public   Hospital  Board,   5.219%  due  10/1/2021
          (Sarasota Memorial Hospital; Insured: Natl-Re)                            BBB/A1       2,000,000     1,937,740
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               AA/Aa2       1,500,000     1,694,925
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     5,136,285
          State of Florida Board of Governors,  4.00% due 7/1/2023 (University
          System Capital Improvement)                                               AA/Aa2       4,565,000     4,996,301
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                 BBB/Aa2       1,050,000     1,115,751
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                         BBB/NR       1,135,000     1,174,509
        Georgia -- 2.31%
          Atlanta   Water  &  Wastewater,   5.50%  due   11/1/2022   (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       639,005
          Atlanta Water & Wastewater, 5.50% due 11/1/2024 (Insured: AGM)           AA-/Aa3       5,000,000     5,777,800
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2023  (Athens
          Regional Medical Center)                                                  AA/Aa1       2,060,000     2,451,070
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2024  (Athens
          Regional Medical Center)                                                  AA/Aa1       2,310,000     2,706,304
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2025  (Athens
          Regional Medical Center)                                                  AA/Aa1         525,000       609,394
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2026  (Athens
          Regional Medical Center)                                                  AA/Aa1         725,000       833,794
          Fulton County  Development  Authority,  5.00% due 10/1/2019 (Georgia
          Tech Athletic Association)                                                NR/A2        3,000,000     3,585,240
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       3,015,000     3,376,287
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2024
          (South Medical Center)                                                   AA-/Aa2       1,200,000     1,388,448
        Hawaii -- 1.34%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         455,000       461,243
          State of Hawaii GO, 5.00% due 12/1/2027                                   AA/Aa2      10,000,000    11,912,000
        Illinois -- 8.22%
          Chicago  Board of  Education  GO,  0.18% due  3/1/2035  put 7/2/2012
          (Capital Improvement  Program;  LOC: JPMorgan Chase Bank) (State Aid
          Withholding) (daily demand notes)                                        AAA/Aa1         895,000       895,000
          Chicago  Board of  Education  GO,  0.18% due  3/1/2036  put 7/2/2012
          (Capital Improvement  Program;  LOC: JPMorgan Chase Bank) (State Aid
          Withholding) (daily demand notes)                                        AAA/Aa1       3,995,000     3,995,000
          Chicago Midway Airport, 5.00% due 1/1/2019 (Insured: AMBAC) (AMT)         A-/A3        1,210,000     1,278,196
          Chicago O'Hare  International  Airport  Revenue,  5.75% due 1/1/2018
          (Insured: AMBAC) (AMT)                                                    A-/A2        3,050,000     3,059,546
          Chicago Sales Tax,  0.17% due 1/1/2034 put 7/2/2012  (SPA:  JPMorgan
          Chase Bank) (daily demand notes)                                         AAA/Aa2       1,435,000     1,435,000
          Chicago   Tax   Increment,   6.25%  due   11/15/2013   (Near   South
          Redevelopment; Insured: ACA)                                              NR/NR        1,550,000     1,550,728
          Chicago  Tax  Increment,   5.30%  due  1/1/2014   (Lincoln  Belmont;
          Insured: ACA)                                                             NR/NR        1,590,000     1,592,115
          Chicago Tax Increment,  0% due 11/15/2014 (Near South Redevelopment;
          Insured: ACA)                                                             NR/NR        1,440,000     1,273,651
          Chicago Transit Authority, 5.00% due 12/1/2018                            AA/Aa3       1,500,000     1,782,855
          Chicago Wastewater Transmission, 5.00% due 1/1/2014                       A+/Aa3       1,485,000     1,578,614
          City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)                  NR/Aa3         500,000       538,240
          City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)                  NR/Aa3       1,500,000     1,696,995
          City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)                  NR/Aa3       1,680,000     1,920,677
          City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)                  NR/Aa3       2,000,000     2,306,160
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa3       3,000,000     3,493,260
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,549,620
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,111,730
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,111,260
          Illinois  Finance  Authority,  5.00% due 11/1/2016  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,287,160
          Illinois  Finance  Authority,  5.00% due 11/1/2017  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,331,880
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,071,790
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,000,000     6,039,950
          Illinois HFA, 6.00% due 7/1/2012 (Loyola  University Health Systems;
          Insured: Natl-Re) (ETM)                                                   BBB/NR         230,000       230,074
          Illinois  HFA,  5.70% due 2/20/2021  (Midwest  Care  Centers,  Inc.;
          Collateralized GNMA)                                                      NR/Aaa         695,000       703,653
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 pre-refunded 1/1/2017 (Insured: AGM) (ETM)         NR/Aa2          45,000        42,849
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 (Insured: AGM)                                     NR/Aa2         955,000       856,148
       b  Metropolitan  Pier &  Exposition  Authority,  5.00%  due  12/15/2022
          (McCormick Place Expansion Project)                                       AAA/NR       1,000,000     1,189,700
          Railsplitter Tobacco Settlement Authority, 5.50% due 6/1/2023             A-/NR       13,000,000    14,875,640
          Sangamon  County  School  District COP,  5.875% due  8/15/2018  (Hay
          Edwards; Insured: ACA)                                                    NR/NR        2,600,000     2,601,820
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)          BBB/A2       1,425,000     1,361,702
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,350,000     1,437,804
          Southern  Illinois   University,   5.25%  due  4/1/2019  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,182,740
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AA-/NR       2,975,000     1,791,039
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                   AAA/NR       2,000,000     2,378,380
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,892,790
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)               BBB/Aa2       1,590,000     1,560,219
        Indiana -- 8.58%
          Allen County  Economic  Development,  5.75% due 12/30/2015  (Indiana
          Institute of Technology)                                                  NR/NR        1,355,000     1,382,696
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,829,105
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,707,061
          Carmel  Redevelopment  Authority,  0% due 2/1/2016  (Performing Arts
          Center)                                                                  AA+/Aa1       1,730,000     1,631,269
          Carmel  Redevelopment  Authority,  0% due 2/1/2021  (Performing Arts
          Center)                                                                  AA+/Aa1       2,000,000     1,538,340
          Carmel Redevelopment  District COP, 6.50% due 7/15/2035  (Performing
          Arts Center)                                                              NR/NR        2,730,000     2,870,377
          Clay  Multi-School  Building  Corp.  First Mtg,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,290,000     1,329,280
          Clay  Multi-School  Building  Corp.  First Mtg,  5.00% due 1/15/2018
          (State Aid Withholding)                                                   AA+/NR       1,735,000     2,056,391
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,528,229
          Hobart  Building  Corp.  First Mtg,  6.50% due  7/15/2019  (Insured:
          Natl-Re) (State Aid Withholding)                                          AA+/NR       1,000,000     1,303,860
          Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional;  Insured:
          AMBAC)                                                                    AA/NR        2,000,000     2,444,980
          Indiana Bond Bank Special  Program,  5.25% due  10/15/2020  (Natural
          Gas Utility Improvements)                                                 NR/A2        5,340,000     6,189,274
          Indiana HFA, 5.75% due 9/1/2015 (Methodist Hospital) (ETM)                AA+/A3         575,000       586,327
          Indiana  State  Finance  Authority,  5.00% due 3/1/2019  (University
          Health)                                                                   A+/A1        5,000,000     5,760,300
          Indiana  State  Finance  Authority,   5.25%  due  9/15/2022  (Marian
          University)                                                              BBB-/NR       2,480,000     2,655,510
          Indiana  State  Finance  Authority,   5.25%  due  9/15/2023  (Marian
          University)                                                              BBB-/NR       2,605,000     2,771,017
          Indiana  State  Finance  Authority,  0.17% due 2/1/2035 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                    AA+/NR      18,000,000    18,000,000
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa3       6,900,000     6,900,000
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa2       4,200,000     4,200,000
          Indiana State Finance Authority,  4.10% due 11/15/2046 put 11/3/2016
          (Ascension Health)                                                       AA+/Aa1       1,000,000     1,112,870
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2019
          (Airport Authority Project; Insured: AGM) (AMT)                          AA-/Aa3       3,065,000     3,128,568
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,142,700
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,122,600
          South Bend  Community  School  Corp.,  4.00% due  7/15/2012  (School
          Facility Capital Improvements; State Aid Withholding)                     AA+/NR       1,510,000     1,512,265
          South Bend  Community  School  Corp.,  4.00% due  7/15/2012  (School
          Facility Lease Appropriation; State Aid Withholding)                      AA+/NR       1,490,000     1,492,235
          Vincennes University, 5.375% due 6/1/2022                                 NR/Aa3         895,000     1,087,049
        Iowa -- 0.36%
          Coralville COP, 5.25% due 6/1/2022                                       NR/Baa2       2,980,000     3,073,483
          Iowa  Finance  Authority,   6.00%  due  7/1/2012  (Trinity  Regional
          Hospital; Insured: AGM)                                                  AA-/Aa3         220,000       220,059
        Kansas -- 1.31%
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1    10,000,000    10,000,700
          Wichita Hospital, 4.00% due 11/15/2012 (Via Christi Health System)        AA-/NR       1,000,000     1,013,320
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,121,093
        Kentucky -- 0.86%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                 BBB/Baa2      2,665,000     2,824,553
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                 BBB/Baa2      6,130,000     3,498,146
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AA-/Aa3       1,500,000     1,651,260
        Louisiana -- 2.77%
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,057,550
          Louisiana  Office  Facilities  Corp.,   5.00%  due  5/1/2014  (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,076,890
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015                                                                  A/NR        2,500,000     2,532,300
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3       1,590,000     1,721,779
          Morehouse   Parish   Pollution   Control,   5.25%   due   11/15/2013
          (International Paper Co.)                                                BBB/Baa3      3,000,000     3,160,620
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AA-/Aa3       1,000,000     1,153,410
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AA-/Aa3       2,000,000     2,241,900
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2023       BBB+/NR       1,230,000     1,330,430
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2025       BBB+/NR       1,350,000     1,443,798
          Plaquemines Parish Law Enforcement District GO, 5.15% due 9/1/2027       BBB+/NR       1,490,000     1,599,679
          Plaquemines Parish Law Enforcement District GO, 5.30% due 9/1/2029       BBB+/NR       1,650,000     1,772,925
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2023  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,168,680
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2024  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,155,420
          St. Tammany Parish Sales Tax, 5.00% due 6/1/2019 (Insured: CIFG)          A+/NR        1,300,000     1,449,175
          St. Tammany Parish Sales Tax, 5.00% due 6/1/2020 (Insured: CIFG)          A+/NR        1,000,000     1,106,890
          Terrebonne  Parish Hospital  Service  District 1, 5.00% due 4/1/2028
          (General Medical Center)                                                   A/A2        1,500,000     1,602,180
        Massachusetts -- 0.14%
          Massachusetts  Educational  Financing Authority,  5.50% due 1/1/2022
          (Student Loan Review)                                                     AA/NR        1,130,000     1,307,907
        Michigan -- 4.64%
          City of Troy Michigan GO, 5.00% due 10/1/2016                             AAA/NR       1,060,000     1,225,646
          Detroit  City  School  District  GO,  5.25%  due  5/1/2026   (School
          Building & Site Improvement; Insured: AGM/Q-SBLF)                        AA-/Aa2       3,150,000     3,716,213
          Detroit  City  School  District  GO,  5.25%  due  5/1/2027   (School
          Building & Site Improvement; Insured: AGM/Q-SBLF)                        AA-/Aa2       1,000,000     1,178,240
          Detroit Sewage Disposal, 5.25% due 7/1/2020 (Insured: Natl-Re)           A+/Baa2       3,000,000     3,267,150
          Detroit Water Supply Systems, 5.00% due 7/1/2015 (Insured: AGM)          AA-/Aa3       1,260,000     1,354,676
          Detroit Water Supply Systems, 4.25% due 7/1/2016 (Insured: Natl-Re)      BBB/Baa2      1,100,000     1,189,958
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center; Insured: FGIC) (ETM)                                     AA+/Aaa         650,000       717,873
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                  AA-/Aa3       2,000,000     2,308,560
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2022 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,470,000     2,860,581
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2026 (Bronson
          Hospital)                                                                 NR/A2        1,285,000     1,426,581
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re) (ETM)                                         AA/Aa3          85,000        86,846
          Michigan  Finance  Authority,  5.00% due 4/1/2026  (Government  Loan
          Program)                                                                  A+/NR        1,580,000     1,696,067
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000     1,087,922
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR          990,000     1,012,899
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AA-/Aa3       2,450,000     2,586,073
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     3,234,780
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Obligated Group)                                                 A+/A1        2,140,000     2,287,810
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Obligated Group)                                                  A/A2        3,000,000     3,198,240
          Michigan State Trunk Line, 5.50% due 11/1/2020 (Insured: AGM)            AA+/Aa2       1,500,000     1,920,570
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       1,000,000     1,106,550
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,220,700
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,540,000     3,227,096
        Minnesota -- 1.98%
          Minneapolis  St. Paul Health,  6.00% due  12/1/2018  (Healthpartners
          Obligated Group)                                                         BBB+/A3       1,000,000     1,053,720
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AA-/NR       2,500,000     2,913,200
          St.  Cloud  Health  Care,  5.00%  due  5/1/2014  (Centracare  Health
          System)                                                                   NR/A2          835,000       896,965
          St. Paul Housing and Redevelopment Authority, 5.25% due 5/15/2020
          (Healthpartners Obligated Group)                                         BBB+/A3       1,965,000     2,141,929
          Tobacco  Securitization  Authority,   5.25%  due  3/1/2025  (Tobacco
          Settlement)                                                               A-/NR        5,000,000     5,665,050
          Tobacco  Securitization  Authority,   5.25%  due  3/1/2026  (Tobacco
          Settlement)                                                               A-/NR        5,000,000     5,626,800
        Mississippi -- 1.02%
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,313,160
          Mississippi Development Bank Special Obligation,  5.00% due 3/1/2018
          (Municipal Energy Agency Power Supply; Insured: Syncora)                 NR/Baa1       1,920,000     2,079,629
          Mississippi Development Bank Special Obligation,  5.00% due 7/1/2022
          (Canton Public Improvement)                                               NR/NR        1,935,000     2,129,874
          Mississippi Development Bank Special Obligation,  5.25% due 8/1/2027
          (Department of Corrections)                                               AA-/NR       3,415,000     3,871,312
        Missouri -- 1.89%
          Kansas City Tax Increment Financing  Commission,  5.25% due 3/1/2018
          (Maincor Project-Public Improvements)                                     NR/NR        1,000,000     1,042,710
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                   A-/NR        1,000,000     1,104,550
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                   A-/NR        2,000,000     2,175,320
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                   A-/NR        2,000,000     2,200,600
          Missouri   Development   Finance  Board,  0.17%  due  12/1/2033  put
          7/2/2012  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa       5,460,000     5,460,000
          Missouri  Health and  Educational  Facilities  Authority,  5.00% due
          4/1/2019 (Webster University)                                             NR/A2        2,235,000     2,582,498
          Missouri  Health and  Educational  Facilities  Authority,  5.00% due
          4/1/2021 (Webster University)                                             NR/A2        2,520,000     2,929,248
        Nevada -- 1.20%
          Clark County School District GO, 5.50% due 6/15/2016 (Insured: AGM)      AA-/Aa3       1,000,000     1,052,940
          Washoe  County GO,  5.00% due  7/1/2026  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       5,000,000     5,634,700
          Washoe  County GO,  5.00% due  7/1/2029  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,199,200
          Washoe  County GO,  5.00% due  7/1/2032  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,160,980
        New Hampshire -- 1.57%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                    NR/Caa1       4,990,000     3,580,075
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                               BBB+/Baa1      3,920,000     4,181,856
          New  Hampshire  Health & Education  Facilities,  5.25% due 10/1/2023
          (Southern New Hampshire Medical Center)                                   A-/NR        1,000,000     1,087,390
          New Hampshire IDA PCR, 5.90% due 8/1/2018 (CT Light & Power) (AMT)       A-/Baa2       1,000,000     1,008,640
       b  New Hampshire State Turnpike System, 5.00% due 2/1/2022                   A+/A1        2,250,000     2,666,858
       b  New Hampshire State Turnpike System, 5.00% due 2/1/2024                   A+/A1        1,755,000     2,031,921
        New Jersey -- 0.66%
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                           A+/A1        2,000,000     2,484,480
          Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022               NR/A2        3,000,000     3,660,540
        New Mexico -- 0.81%
          Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.)          BBB/Baa1      3,000,000     3,233,520
          Las Cruces Shared GRT, 5.00% due 6/1/2030                                 NR/Aa3       2,040,000     2,301,201
          Rio Rancho Public School  District No. 94, 5.00% due 8/1/2015 (State
          Aid Withholding)                                                          NR/Aa1       1,715,000     1,938,139
        New York -- 2.61%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,614,430
          New  York  City  Municipal  Water  Finance   Authority,   0.23%  due
          6/15/2039  put 7/2/2012  (Water and Sewer  System;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AA+/Aa2       4,050,000     4,050,000
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3         995,000     1,113,067
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing Home; Insured: SONYMA)                            NR/Aa1         850,000       969,680
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       601,145
          New York State  Dormitory  Authority,  5.00% due  12/15/2027  (State
          Educational & Medical Facilities)                                         AAA/NR      10,000,000    11,863,300
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,899,155
        North Dakota -- 0.27%
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,462,370
          Ward County  Health Care  Facilities,  5.125% due 7/1/2021  (Trinity
          Obligated Group)                                                         BBB-/NR       1,000,000     1,050,130
        Ohio -- 3.93%
          Akron,  Bath Copley  Joint  Township  Hospital  District,  5.00% due
          11/15/2024 (Children's Hospital Medical Center of Akron)                  NR/A1        1,000,000     1,117,590
          City  of  Cleveland  GO,  5.00%  due  12/1/2016  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,000,000     1,157,100
          City  of  Cleveland  GO,  5.00%  due  12/1/2024  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,000,000     1,163,640
          City  of  Cleveland  GO,  5.00%  due  12/1/2026  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,230,000     1,406,222
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR         995,000     1,006,244
          Cleveland  Cuyahoga  County  Port  Authority,  5.00%  due  10/1/2021
          (Cleveland Museum of Art)                                                 AA+/NR       1,330,000     1,605,230
          County of Allen Hospital  Facilities,  5.00% due 5/1/2025  (Catholic
          Health Partners-Mercy Health West Facility)                               AA-/A1       4,470,000     5,083,686
          County of Allen Hospital  Facilities,  5.00% due 5/1/2026  (Catholic
          Health Partners-Mercy Health West Facility)                               AA-/A1       3,855,000     4,338,456
          Deerfield Township Tax Increment, 5.00% due 12/1/2016                     NR/A1        1,035,000     1,167,594
          Deerfield Township Tax Increment, 5.00% due 12/1/2025                     NR/A1        1,000,000     1,060,280
          Hamilton Wastewater Systems, 5.25% due 10/1/2017 (Insured: AGM)           NR/Aa3       1,500,000     1,701,600
          Lucas  County  Health Care  Facility,  5.00% due  8/15/2021  (Sunset
          Retirement Community)                                                     NR/NR        1,000,000     1,055,350
          Lucas County  Health Care  Facility,  5.125% due  8/15/2025  (Sunset
          Retirement Community)                                                     NR/NR        1,250,000     1,311,612
          New York City Transitional  Finance  Authority,  5.25% due 12/1/2015
          (Insured: AMBAC)                                                          AA/Aaa       1,000,000     1,020,360
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (First Energy Generation)                                               BBB-/Baa3      3,000,000     3,475,080
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)           BBB/Baa1      3,000,000     3,088,800
          Ohio State  Higher  Educational  Facilities,  5.05% due 7/1/2037 put
          7/1/2016 (Kenyon College)                                                 A+/A1        1,200,000     1,349,328
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear)                                          BBB-/Baa2      1,000,000     1,128,240
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa3      3,000,000     3,094,020
        Oklahoma -- 0.88%
          Oklahoma City Municipal Water and Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,468,115
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     4,217,101
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AA-/Aa3       1,000,000     1,186,620
       a  Tulsa IDA, 5.00% due 12/15/2024 (St. Francis Health Systems)             AA+/Aa2       1,130,000     1,289,748
        Pennsylvania -- 3.00%
          Allegheny   County   Hospital   Development,   5.00%  due  5/15/2019
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,500,000     2,970,450
          Allegheny   County  IDA,  5.90%  due  8/15/2026   (School   Facility
          Development, Inc.)                                                       BBB-/NR       1,200,000     1,249,368
          Allegheny   County  IDA,  6.375%  due  8/15/2035   (School  Facility
          Development, Inc.)                                                       BBB-/NR       1,130,000     1,177,110
          Bradford  County  IDA,  5.20%  due  12/1/2019  (International  Paper
          Company)                                                                 BBB/Baa3      2,620,000     2,801,671
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       933,120
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1      6,570,000     6,616,253
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839     1,129,303
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        4,000,000     3,716,280
          Philadelphia Hospitals & Higher Educational Facilities Authority,
          0.16% due 2/15/2024 put 7/2/2012 (The Children's Hospital; SPA:
          JPMorgan Chase Bank) (daily demand notes)                                 AA/Aa2         200,000       200,000
          Philadelphia  Hospitals & Higher Educational  Facilities  Authority,
          0.16% due 7/1/2025  put  7/2/2012  (The  Children's  Hospital;  SPA:
          JPMorgan Chase Bank) (daily demand notes)                                 AA/Aa2       1,000,000     1,000,000
          Philadelphia  School  District  GO,  5.00% due  9/1/2018  (State Aid
          Withholding)                                                              A+/Aa2       5,250,000     5,986,522
        Rhode Island -- 0.15%
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,371,839
        South Carolina -- 2.12%
          Berkeley  County  School  District   Installment  Lease,  5.00%  due
          12/1/2019                                                                  A/A1        2,000,000     2,214,340
          Greenwood School  Facilities,  Inc., 5.00% due 12/1/2025  (Greenwood
          School District 50; Insured: AGM)                                        AA-/Aa3       2,400,000     2,620,176
          Lexington One School  Facilities Corp.  School District 1, 5.00% due
          12/1/2019                                                                 NR/Aa3       1,000,000     1,113,380
          Lexington One School  Facilities Corp.  School District 1, 5.25% due
          12/1/2021                                                                 NR/Aa3       1,700,000     1,899,376
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,138,440
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       2,740,000     3,065,813
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,116,190
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       1,990,000     2,170,692
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1         945,000     1,020,685
          Sumter  School   Facilities   Inc.  School  District  2,  5.00%  due
          12/1/2021 (Insured: AGM)                                                 AA-/Aa3       2,855,000     3,210,162
        South Dakota -- 0.37%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          7/1/2023 (Avera Health)                                                   A+/A1        1,375,000     1,551,825
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                AA-/A1       1,700,000     1,892,202
        Tennessee -- 1.23%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa2       1,000,000     1,058,880
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                   BBB/Baa3      2,500,000     2,631,000
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                   A-/Baa2       7,000,000     7,666,120
        Texas -- 9.39%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                   AA/Aa2       2,180,000     2,556,486
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       1,915,000     1,941,638
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,424,215
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,502,423
          Bryan Electric Systems, 3.00% due 7/1/2013                                A+/A1        1,000,000     1,023,920
          City of Cedar Park GO, 5.00% due  2/15/2016  pre-refunded  2/15/2014
          (Insured: Natl-Re)                                                       BBB/Aa2          75,000        80,636
          City of Cedar Park GO, 5.00% due 2/15/2016 (Insured: Natl-Re)             AA/Aa2         925,000       988,520
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,500,000     1,578,300
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,400,000     1,473,080
          City of San Antonio  Passenger  Facility Charge,  5.00% due 7/1/2024
          (Airport System Improvements) (AMT)                                       A-/A2        2,065,000     2,307,018
          City of San Antonio  Passenger  Facility Charge,  5.00% due 7/1/2025
          (Airport System Improvements) (AMT)                                       A-/A2        1,160,000     1,284,642
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,250,890
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,132,600
          Eagle  Mountain  & Saginaw  Texas ISD GO,  2.50%  due  8/1/2050  put
          8/1/2014 (School Improvements; Guaranty: PSF)                             AAA/NR       1,000,000     1,036,260
          Gulf Coast Center,  6.75% due 9/1/2020  (Mental  Health  Retardation
          Center)                                                                   BBB/NR       1,220,000     1,232,249
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A2        2,075,000     2,260,007
          Houston Airport System, 5.00% due 7/1/2014                                 A/NR        1,000,000     1,081,000
          Houston Higher Education Finance Corp.,  6.50% due 5/15/2031 (Cosmos
          Foundation, Inc.)                                                         BBB/NR         700,000       833,693
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       554,564
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       573,185
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     3,366,120
          Laredo Sports Venue Sales Tax, 5.00% due 3/15/2018 (Insured: AMBAC)       A+/A1        2,040,000     2,197,182
          Lewisville  Combination Contract Special Assessment District,  4.75%
          due 9/1/2012 (Insured: ACA)                                               NR/NR          505,000       506,384
          Mission EDA,  6.00% due 8/1/2020  put  8/1/2013  (Waste  Management,
          Inc.) (AMT)                                                               BBB/NR       3,250,000     3,428,002
          Northside  ISD GO, 1.75% due 6/1/2037 put 6/1/2013  (Various  School
          Buildings; Guaranty: PSF)                                                 AAA/NR       4,125,000     4,151,235
          Pharr Higher Education Finance Authority,  5.75% due 8/15/2024 (Idea
          Public School)                                                           BBB+/NR       5,050,000     5,537,375
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2016                  NR/Baa2       3,500,000     3,535,210
          Sam Rayburn Municipal Power Agency, 6.00% due 10/1/2021                  NR/Baa2       2,575,000     2,595,085
          San Juan Higher  Education  Finance  Authority,  5.75% due 8/15/2024
          (Idea Public Schools)                                                    BBB+/NR       1,590,000     1,767,380
          Stafford  Economic   Development,   6.00%  due  9/1/2017   (Insured:
          Natl-Re/FGIC)                                                             A+/A1        1,775,000     2,051,580
          Tarrant County Cultural Educational  Facilities Finance Corp., 0.17%
          due  10/1/2041  put 7/2/2012  (Methodist  Hospitals of Dallas;  LOC:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa1       1,700,000     1,700,000
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.)                                                      A/A2        2,450,000     3,319,431
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation, Inc.)                                   BBB/NR       1,750,000     1,986,653
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                         BBB+/NR       2,000,000     2,048,920
          Texas State, 2.50% due 8/30/2012 (Cash Flow Management)                 SP-1+/Mig1    15,000,000    15,057,750
          Texas State Public  Finance  Authority,  5.00% due  8/15/2023  (Idea
          Public School; Insured: ACA)                                             BBB+/NR       3,000,000     3,124,980
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                              BBB/NR       1,250,000     1,352,875
        U.S. Virgin Islands -- 0.63%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            NR/Baa3       5,000,000     5,822,550
        Utah -- 0.43%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,126,740
          Murray City Utah  Hospital,  0.17% due  5/15/2037  put 7/2/2012 (IHC
          Health  Services,  Inc.;  SPA:  JPMorgan  Chase Bank) (daily  demand
          notes)                                                                   AA+/Aa1       1,405,000     1,405,000
          Salt Lake Valley Fire Services, 5.25% due 4/1/2020                        NR/Aa2       1,250,000     1,471,125
        Virginia -- 0.42%
          Fauquier County IDRB, 5.50% due 10/1/2016 (Insured: Radian)              BBB+/NR       1,000,000     1,028,230
          Hanover  County  IDRB  Medical   Facilities,   6.00%  due  10/1/2021
          (FirstHealth Richmond Memorial Hospital) (ETM)                            BBB/NR         795,000       861,351
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       2,000,000     2,007,160
        Washington -- 2.23%
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,645,660
          Skagit  County  Public  Hospital  District  No.  1  GO,  5.125%  due
          12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)                      NR/A1        1,900,000     2,142,953
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2025 (Skagit Regional Health)                                        NR/A1        4,860,000     5,599,255
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2028 (Skagit Regional Health)                                        NR/A1        3,000,000     3,378,900
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AA-/Aa3       1,000,000     1,120,240
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        A+/NR        3,985,000     4,693,453
        West Virginia -- 0.18%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,648,162
        Wisconsin -- 2.13%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2021 (Agnesian Health Care, Inc.)                                     A-/A3        2,170,000     2,375,716
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2023 (ProHealth Care, Inc.)                                          A+/A1        1,980,000     2,228,233
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2024 (ProHealth Care, Inc.)                                          A+/A1        2,460,000     2,728,041
          Wisconsin  Health &  Educational  Facilities  Authority,  5.50%  due
          7/1/2025 (Agnesian Health Care, Inc.)                                     A-/A3        5,000,000     5,525,650
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2025 (ProHealth Care, Inc.)                                          A+/A1        3,180,000     3,489,605
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2026 (ProHealth Care, Inc.)                                          A+/A1        3,055,000     3,320,174

TOTAL INVESTMENTS -- 98.57% (Cost $858,206,650)                                                            $ 911,358,645

OTHER ASSETS LESS LIABILITIES -- 1.43%                                                                        13,238,689

NET ASSETS -- 100.00%                                                                                      $ 924,597,334

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
IDA        Industrial Development Authority
IDRB       Industrial Development Revenue Bond
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District


NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    911,358,645   $            --       $    911,358,645   $            --

Total Investments in Securities        $    911,358,645   $            --       $    911,358,645   $            --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Strategic Municipal Income Fund                                                   June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alabama -- 0.62%
          City of  Mobile  Industrial  Development  Board  Pollution  Control,
          1.65% due 6/1/2034 put 3/20/2017  (Alabama Power Company Barry Plant
          Project)                                                                   A/A2     $  1,000,000 $   1,014,790
        Arizona -- 1.13%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                      BBB/Baa1        500,000       539,765
          Pima County IDA, 6.25% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         185,000       186,471
          Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)                  NR/NR          435,000       448,467
          Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)            BBB+/NR         710,000       690,809
        California -- 17.32%
          Brea    Redevelopment    Agency,    0%   due    8/1/2032    (Capital
          Appreciation-Tax Allocation)                                              AA-/NR       1,370,000       362,584
          Brea    Redevelopment    Agency,    0%   due    8/1/2034    (Capital
          Appreciation-Tax Allocation)                                              AA-/NR       5,000,000     1,110,050
          California   HFFA,   6.25%   due   2/1/2026    (Community    Program
          Developmental Disabilities; Insured: California Mtg Insurance)            A-/NR        1,500,000     1,735,905
          California    Housing   Finance   Agency,    4.625%   due   8/1/2016
          (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)                 BBB/Baa2      1,175,000     1,213,599
          California    Housing   Finance   Agency,    4.625%   due   8/1/2026
          (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)                 BBB/Baa2        560,000       534,016
          California Municipal Finance Authority,  8.50% due 11/1/2039 (Harbor
          Regional Center)                                                         NR/Baa1       1,000,000     1,186,340
          California   State   Public   Works   Board,   5.00%  due   4/1/2028
          (Corrections & Rehabilitiation and Judicial Council)                     BBB+/A2       1,000,000     1,091,880
          California  State Public Works Board,  6.25% due 4/1/2034  (Dept. of
          General Services-Offices Renovation)                                     BBB+/A2         100,000       116,935
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000     1,029,940
          Calipatria   USD,   0%   due   8/1/2025   (Educational    Facilities
          Improvements; Insured: ACA)                                               NR/NR        2,425,000     1,072,674
          Carson  Redevelopment  Agency Tax  Allocation,  7.00% due  10/1/2036
          (Project Area 1)                                                          A-/NR          500,000       575,265
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        1,000,000     1,018,070
          City of Los Angeles Wastewater System,  5.00% due 6/1/2027 (Insured:
          MBIA)                                                                     AA/Aa3         600,000       620,220
          Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)                 AA-/Aa3       1,750,000     1,878,205
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                        A/NR          650,000       704,412
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,500,000     2,628,825
          M-S-R Energy Authority, 6.50% due 11/1/2039                               A-/NR        1,000,000     1,229,070
          Merced  Redevelopment  Agency  Tax  Allocation,  6.50% due  9/1/2039
          (Merced Gateways Redevelopment)                                           BB+/NR         300,000       313,401
          Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)         BBB/NR       1,000,000     1,077,850
          Newport  Mesa USD, 0% due  8/1/2034  (Capital  Appreciation-Election
          2005)                                                                     AA/Aa1       5,000,000     1,749,850
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AA-/Aa3         500,000       195,475
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2027 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR        1,275,000       524,063
          Pittsburg Redevelopment Agency Tax Allocation,  0% due 8/1/2028 (Los
          Medanos Community Development; Insured: AMBAC)                            A+/NR        5,000,000     1,922,500
          Redwood City Redevelopment  Agency Tax Allocation,  0% due 7/15/2021
          (Redevelopment Project Area 2; Insured: AMBAC)                            A-/NR        1,285,000       822,310
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                        BBB/A2         535,000       344,674
          San Diego USD, 0% due 7/1/2035 (Election 2008)                           AA-/Aa2       1,700,000       516,035
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation,   0%  due  8/1/2023  (Redevelopment  Project;   Insured:
          Natl-Re)                                                                  A/Baa2         925,000       553,742
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)          A-/NR          250,000       285,255
          San Francisco City & County  Redevelopment  Financing  Authority Tax
          Allocation, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)          A-/NR          500,000       571,875
          San Jose  Redevelopment  Agency Tax, 5.50% due 8/1/2035 (Merged Area
          Redevelopment)                                                            A/Ba1        1,000,000       993,480
          Sonoma County Community  Redevelopment Agency Tax Allocation,  6.50%
          due 8/1/2034 (The Springs Redevelopment; Insured: AGM)                    AA-/NR         100,000       104,964
          Union  Elementary   School  District,   0%  due  9/1/2027   (Capital
          Appreciation-Election 1999; Insured: Natl-Re)                             AA+/NR         905,000       466,202
        Colorado -- 3.38%
          Denver Convention Center, 5.125% due 12/1/2026 (Insured: Syncora)       BBB-/Baa3      1,000,000     1,026,310
          Denver Convention Center, 5.00% due 12/1/2030 (Insured: Syncora)        BBB-/Baa3        450,000       461,426
          Denver Convention Center, 5.00% due 12/1/2035 (Insured: Syncora)        BBB-/Baa3        605,000       614,861
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR        1,010,000     1,052,955
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       244,697
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       434,648
          Public Authority for Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase Revenue)                                                    A-/Baa2         770,000       861,776
          Public Authority for Colorado Energy,  6.50% due 11/15/2038 (Natural
          Gas Purchase Revenue)                                                    A-/Baa2         260,000       320,759
          Regional Transportation District COP, 5.375% due 6/1/2031                 A-/Aa3         500,000       557,765
        Connecticut -- 0.65%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000     1,074,370
        District of Columbia -- 0.44%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       1,500,000       722,100
        Florida -- 8.17%
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2027 (Nova Southeastern University)                              BBB/Baa2      1,000,000     1,065,490
          Gainesville  Utilities  Systems,  0.38% due  10/1/2026  put 7/2/2012
          (SPA: SunTrust Bank) (daily demand notes)                                 AA/Aa2       1,500,000     1,500,000
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       351,982
          Lakeland Energy System, 5.25% due 10/1/2036                               AA-/A1       2,000,000     2,460,420
          Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,245,000     1,349,754
          Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood Capital
          Improvements)                                                            BBB-/A3       1,790,000     1,934,560
       a  Miami-Dade  County  School Board COP,  5.00% due 8/1/2027  (District
          School Facilities and Infrastructure)                                      A/A1        1,100,000     1,194,160
          Pinellas  County  Educational   Facilities   Authority,   5.25%  due
          10/1/2030 (Barry University)                                              BBB/NR         500,000       534,740
          Sarasota  County  Public   Hospital  Board,   5.219%  due  10/1/2021
          (Sarasota Memorial Hospital; Insured: Natl-Re)                            BBB/A1       1,000,000       968,870
          Sarasota County Public Hospital Board,  5.50% due 7/1/2028 (Sarasota
          Memorial Hospital; Insured: Natl-Re)                                      BBB/A1         665,000       765,003
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          230,000       237,608
          Tampa  Sports  Authority,  5.75% due  10/1/2020  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa2      1,000,000     1,107,700
        Georgia -- 1.67%
          Atlanta Water & Waste Water, 6.25% due 11/1/2034                           A/A1          500,000       595,235
       b  Fulton County  Development  Authority,  5.00% due 10/1/2019 (Georgia
          Tech Athletic Association)                                                NR/A2        1,000,000     1,195,080
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)           A/A2          515,000       584,546
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)         A-/Baa2         350,000       384,352
        Guam -- 1.33%
          Guam  Government,  5.75% due 12/1/2034  (Layon Solid Waste  Disposal
          Facility)                                                                BBB+/NR         500,000       531,300
          Guam  Government  Department of Education COP,  6.875% due 12/1/2040
          (John F. Kennedy High School)                                              B/NR        1,000,000     1,080,930
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       578,729
        Illinois -- 8.13%
          Broadview Tax Increment, 5.25% due 7/1/2012                               NR/NR          265,000       265,029
          Chicago  Board of  Education  GO,  0.18% due  3/1/2036  put 7/2/2012
          (Capital Improvement  Program;  LOC: JPMorgan Chase Bank) (State Aid
          Withholding) (daily demand notes)                                        AAA/Aa1       2,000,000     2,000,000
          Chicago   Tax   Increment,   4.70%  due   11/15/2013   (Near   South
          Redevelopment; Insured: AMBAC)                                            NR/NR          800,000       802,288
          City of Chicago  Sales Tax,  0.17% due 1/1/2034  put 7/2/2012  (SPA:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa2       2,445,000     2,445,000
          City  of  Chicago  Tax  Increment  Allocation,  6.75%  due  6/1/2022
          (Pilsen Redevelopment)                                                    NR/NR        1,000,000     1,045,070
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa3       1,000,000     1,104,670
          Illinois Civic Center, 5.375% due 12/15/2012 (Insured: AGM)               NR/Aa3         505,000       507,045
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          System)                                                                    A/A3          330,000       356,519
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          System)                                                                    A/A3        1,220,000     1,379,027
          Melrose Park Tax Increment, 6.75% due 12/15/2016 (Insured: Natl-Re)      NR/Baa2         250,000       281,040
          Melrose Park Tax Increment, 6.75% due 12/15/2021 (Insured: Natl-Re)      NR/Baa2         410,000       512,213
          Metropolitan  Pier  &  Exposition  Authority,  5.00%  due  6/15/2050
          (McCormick Place)                                                         AAA/A3       1,500,000     1,563,960
          Railsplitter Tobacco Settlement Authority, 6.00% due 6/1/2028             A-/NR        1,000,000     1,137,540
        Indiana -- 5.40%
          Carmel Redevelopment  District COP, 6.50% due 7/15/2035  (Performing
          Arts Center)                                                              NR/NR        1,000,000     1,051,420
          Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)         BB/B1        2,000,000     2,166,460
          Indiana  Finance  Authority,  0.17% due 2/1/2035 put 7/2/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)             AA+/NR         800,000       800,000
          Indiana  Finance  Authority,  0.17% due 2/1/2037 put 7/2/2012 (Lease
          Appropriation; SPA: JPMorgan Chase Bank) (daily demand notes)            AA+/Aa2         500,000       500,000
          Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)      BBB-/NR       1,000,000     1,088,470
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa3       1,300,000     1,300,000
          Indiana  State  Finance  Authority,  0.18% due 2/1/2037 put 7/2/2012
          (Lease  Appropriation;  SPA:  JPMorgan  Chase  Bank)  (daily  demand
          notes)                                                                   AA+/Aa2       2,000,000     2,000,000
        Kansas -- 3.03%
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1     3,900,000     3,900,273
          Wichita MFR, 5.90% due 12/1/2016 (Brentwood Apartments)                    B/NR          400,000       377,404
          Wichita MFR, 5.85% due 12/1/2025 (Brentwood Apartments)                    B/NR          895,000       725,031
        Kentucky -- 1.60%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2        715,000       488,652
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2      2,490,000     1,603,610
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co.)                                                                    BBB+/Baa2        500,000       554,035
        Louisiana -- 1.64%
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3         120,000       123,746
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       510,600
          Parish of St.  Charles,  4.00% due  12/1/2040  put 6/1/2022  (Valero
          Energy Corp. Refinery)                                                   BBB/Baa2      2,000,000     2,061,660
        Massachusetts -- 0.29%
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          420,000       478,964
        Michigan -- 7.83%
          Detroit  School  District,  5.00% due  5/1/2025  (School  Building &
          Site; Insured: Q-SBLF)                                                   AA-/Aa2       1,000,000     1,135,850
          Detroit  School  District,  5.25% due  5/1/2027  (School  Building &
          Site; Insured: AGM)                                                      AA-/Aa2       1,000,000     1,178,240
          Detroit Water and Sewerage  Department,  5.25% due 7/1/2039  (Sewage
          Disposal System; Insured: AGM)                                            A+/NR        1,250,000     1,280,300
          Detroit Water Supply Systems, 5.00% due 7/1/2018 (Insured: Natl-Re)      BBB/Baa2        350,000       381,619
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2036 (Bronson
          Methodist Hospital)                                                       NR/A2        1,000,000     1,046,310
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2041 (Bronson
          Healthcare Group)                                                         NR/A2        1,000,000     1,074,790
          Michigan Financial  Authority,  5.00% due 4/1/2031 (Local Government
          Loan Program)                                                             A+/NR        1,000,000     1,053,700
          Michigan  Financial   Authority  Limited   Obligation,   8.125%  due
          4/1/2041 (Hope Academy)                                                   NR/NR        1,000,000     1,167,840
          Michigan   Hospital   Finance   Authority,   5.00%   due   7/15/2025
          pre-refunded 4/1/2013 (Oakwood Southshore Medical Center)                  A/A2          650,000       692,952
          Michigan  Hospital Finance  Authority,  5.75% due 4/1/2032  (Various
          Hospital Facility Improvements)                                           AA+/A2         150,000       156,270
          Michigan  Hospital Finance  Authority,  5.75% due 11/15/2039  (Henry
          Ford Health)                                                               A/A1        1,000,000     1,104,750
       b  Michigan Housing Development Authority, 3.375% due 11/1/2016              AA/NR          865,000       887,127
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,085,000     1,110,096
          Michigan Strategic Fund, 5.00% due 8/1/2013 (NSF International)           A-/NR          300,000       310,458
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re/AMBAC)                                          NR/NR          250,000       322,400
        Minnesota -- 0.32%
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023          BBB+/A3         100,000       106,174
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       416,216
        Missouri -- 1.35%
       b  Kansas City Tax Increment Financing  Commission,  5.25% due 3/1/2018
          (Maincor Project-Public Improvements)                                     NR/NR        1,265,000     1,319,028
          Missouri   Development   Finance  Board,  0.17%  due  12/1/2033  put
          7/2/2012  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa         900,000       900,000
        Nevada -- 0.95%
          Mesquite Redevelopment Agency Tax Increment, 7.00% due 6/1/2019           A-/NR          700,000       734,426
          Mesquite Redevelopment Agency Tax Increment, 7.125% due 6/1/2021          A-/NR          300,000       313,038
          Mesquite Redevelopment Agency Tax Increment, 7.375% due 6/1/2024          A-/NR          500,000       520,290
        New Jersey -- 0.46%
          Higher Education Student Assistance  Authority,  5.75% due 12/1/2039
          (NJCLASS Student Loan Program)                                            NR/A2          750,000       757,043
        New Mexico -- 0.65%
          City of Farmington  PCR, 4.70% due 9/1/2024  (Arizona Public Service
          Co.)                                                                     BBB/Baa1      1,000,000     1,077,840
        New York -- 3.05%
          New  York  City  Municipal  Water  Financing  Authority,  0.24%  due
          6/15/2039  put 7/2/2012  (Water and Sewer  System;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AA+/Aa2         455,000       455,000
          New  York   State   Dormitory   Authority,   5.00%   due   6/15/2031
          (Metropolitan Transportation Authority and Urban Development Corp.)       AAA/NR       3,000,000     3,476,820
       a  New York Thruway  Authority,  5.00% due 1/1/2037 (Governor Thomas E.
          Dewey Thruway)                                                            NR/NR        1,000,000     1,093,320
        Ohio -- 3.56%
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2037 (AMP Fremont
          Energy Center)                                                             A/A1        1,000,000     1,092,580
          Buckeye Tobacco Settlement Financing Authority, 5.875% due 6/1/2047       B-/B3        1,000,000       767,330
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB-/NR         370,000       374,181
          Cleveland  Cuyahoga  County  Port  Authority,  7.00%  due  5/15/2040
          (Insured: City Appropriations)                                           BBB-/NR       1,000,000     1,114,800
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy)                                                  BBB-/Baa2      1,000,000     1,128,240
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy)                                                  BBB-/Baa3      1,350,000     1,392,309
        Oklahoma -- 0.49%
          Oklahoma DFA,  0.20% due 8/15/2033  put 7/2/2012  (Integris  Health;
          Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)             AA-/Aa3         800,000       800,000
        Oregon -- 0.92%
          Oregon MFR Pass-Through Certificates, 6.05% due 11/1/2034                NR/Baa1         500,000       500,645
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000     1,020,760
        Pennsylvania -- 5.71%
          Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)        BBB-/NR         970,000     1,036,687
          Pennsylvania  EDA,  5.00% due 12/1/2014  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1        450,000       459,756
          Pennsylvania  EDA, 4.625% due 12/1/2018  (Colver  Project;  Insured:
          AMBAC) (AMT)                                                             BBB-/Ba1      1,800,000     1,812,672
          Pennsylvania  Turnpike  Commission,  0% due  12/1/2030  (Convertible
          Capital Appreciation)                                                     A-/A3        2,000,000     1,858,140
          Philadelphia Airport, 5.00% due 6/15/2027                                 A+/A2        2,000,000     2,146,380
          Philadelphia Hospitals & Higher Educational Facilities Authority,
          0.16% due 7/1/2025 put 7/2/2012 (The Children's Hospital; SPA:
          JPMorgan Chase Bank) (daily demand notes)                                 AA/Aa2       1,000,000     1,000,000
          Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)               BBB+/NR       1,000,000     1,107,150
        Rhode Island -- 0.48%
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2022                                                                  AA-/NR         315,000       378,072
          Pawtucket  Housing  Authority  Capital  Funds  Housing,   5.50%  due
          9/1/2024                                                                  AA-/NR         350,000       412,696
        South Dakota -- 0.50%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                AA-/A1         750,000       827,415
        Tennessee -- 0.40%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                   BBB/Baa3        100,000       105,797
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                   A-/Baa2         500,000       545,820
        Texas -- 10.87%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         720,000       758,895
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         665,000       671,457
          Clifton Higher Education Finance Corp.,  9.00% due 2/15/2038 (Tejano
          Center for Community Concerns, Inc.)                                     BBB-/NR       1,000,000     1,163,660
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       100,348
          Houston  Higher  Education  Finance  Corp.,  0.14% due 5/15/2048 put
          7/2/2012 (Rice University) (daily demand notes)                          AAA/Aaa       2,000,000     2,000,000
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       543,925
          La Vernia  Higher  Education  Finance  Corp.,  6.25%  due  8/15/2039
          (Kipp, Inc.)                                                              BBB/NR       1,000,000     1,151,670
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                 A-/Baa3          40,000        44,412
          San Juan Higher  Education  Finance  Authority,  6.70% due 8/15/2040
          (Idea Public School)                                                     BBB+/NR       1,000,000     1,125,840
          Tarrant County Cultural Educational  Facilities Finance Corp., 0.17%
          due  10/1/2041  put 7/2/2012  (Methodist  Hospitals of Dallas;  LOC:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa1       2,000,000     2,000,000
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.)                                                      A/A2        1,000,000     1,354,870
          Texas   Multi-Family   Housing  Corp.,   7.00%  due  7/1/2043  (HDSA
          Affordable Housing Pool)                                                  A-/NR        3,000,000     3,215,010
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (Idea Public School; Insured: ACA)                         BBB+/NR         100,000       106,471
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 2/15/2018 (Cosmos Foundation, Inc.)                                   BBB/NR         785,000       830,891
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (Idea Public School; Insured: ACA)                         BBB+/NR         155,000       161,457
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (Idea Public School; Insured: ACA)                         BBB+/NR       1,500,000     1,536,690
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation, Inc.)                                   BBB/NR       1,000,000     1,149,010
        U.S. Virgin Islands -- 0.45%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             NR/Baa3         500,000       584,715
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/NR          150,000       150,329
        Utah -- 1.15%
          Herriman Utah Special Assessment,  4.75% due 11/1/2022 (Towne Center
          Assessment Area)                                                           A/NR        1,000,000     1,100,700
          Murray City Utah  Hospital,  0.17% due  5/15/2037  put 7/2/2012 (IHC
          Health  Services,  Inc.;  SPA:  JPMorgan  Chase Bank) (daily  demand
          notes)                                                                   AA+/Aa1         800,000       800,000
        Vermont -- 0.46%
       a  Vermont Student  Assistance Corp., 5.10% due 6/15/2032 (Student Loan
          Program)                                                                  NR/NR          760,000       760,000
        Virginia -- 1.55%
          Lexington  IDA  Residential  Care  Facility,   5.375%  due  1/1/2028
          (Kendal at Lexington)                                                     NR/NR        1,000,000     1,004,560
          Mecklenburg County IDA, 6.50% due 10/15/2017  (Virginia Electric and
          Power Company)                                                           NR/Baa1       1,000,000     1,003,580
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       540,680
        Washington -- 0.66%
          Washington  HFA,  5.70%  due  7/1/2038  (Overlake  Hospital  Medical
          Center)                                                                   A-/A3        1,000,000     1,085,090
        Wisconsin -- 2.16%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2027 (ProHealth Care, Inc.)                                          A+/A1        3,300,000     3,564,297


TOTAL INVESTMENTS -- 98.77% (Cost $150,922,260)                                                            $ 162,813,704

OTHER ASSETS LESS LIABILITIES -- 1.23%                                                                         2,028,984

NET ASSETS -- 100.00%                                                                                      $ 164,842,688

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   When-issued security.
b   Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
GO         General Obligation
HFA        Health Facilities Authority
HFFA       Health Facilities Financing Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Q-SBLF     Qualified School Board Loan Fund
Radian     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    162,813,704      $         --       $    162,813,704   $            --

Total Investments in Securities        $    162,813,704      $         --       $    162,813,704   $            --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg California Limited Term Municipal Fund                                            June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA/NR      $  1,830,000 $   2,159,363
        Alameda County Joint Powers  Authority,  5.00% due 12/1/2021  (Capital
        Projects)                                                                  AA/A1         1,000,000     1,219,960
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa2        1,150,000     1,212,146
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2020  (Electric
        System Distribution; Insured: AMBAC)                                       NR/NR           445,000       477,712
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2021  (Electric
        System Distribution; Insured: AMBAC)                                       NR/NR           820,000       875,990
        Anaheim Public Financing  Authority,  0% due 9/1/2022 (Public Facility
        Improvements; Insured: AGM)                                               AA-/Aa3        3,000,000     1,944,180
        Antelope Valley Community College District GO, 2.00% due 11/30/2012       SP-1+/NR       3,050,000     3,071,045
        Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area)       AA/Aa3        2,075,000     2,401,792
        Calexico USD COP, 6.75% due 9/1/2017                                       A-/NR         3,060,000     3,576,559
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3         1,540,000     1,763,161
        California Educational Facilities Authority,  0% due 10/1/2019 (Loyola
        Marymount University; Insured: Natl-Re)                                    NR/A2         2,025,000     1,622,815
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3         1,445,000     1,678,078
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2022
        (Chapman University)                                                       NR/A2         2,000,000     2,325,640
        California HFFA, 4.00% due 2/1/2013  (Community Program  Developmental
        Disabilities; Insured: California Mtg Insurance)                           A-/NR         1,665,000     1,691,374
        California HFFA, 5.25% due 10/1/2013 (Providence Health and Services)      AA/Aa2          650,000       688,084
        California HFFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)         NR/A2         1,500,000     1,632,570
        California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)      AA/Aa2        1,100,000     1,323,575
        California HFFA, 5.50% due 2/1/2018  (Community Program  Developmental
        Disabilities; Insured: California Mtg Insurance)                           A-/NR         2,715,000     3,108,811
        California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)      AA/Aa2        1,000,000     1,257,510
        California  HFFA,  5.10%  due  2/1/2019   (Episcopal  Home;   Insured:
        California Mtg Insurance)                                                  A-/NR         1,635,000     1,821,880
        California HFFA, 5.25% due 3/1/2022  (Catholic  Healthcare West Health
        Facilities)                                                                 A/A2         1,000,000     1,174,990
        California HFFA, 5.125% due 7/1/2022 (Catholic  Healthcare West Health
        Facilities)                                                                 A/A2         2,635,000     2,843,428
        California  HFFA,  1.45% due 8/15/2023 put  3/15/2017  (Lucile  Salter
        Packard Children's Hospital)                                               AA/Aa3        3,000,000     3,018,960
        California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic  Healthcare
        West Health Facilities)                                                     A/A2         2,000,000     2,146,440
        California PCR Financing Authority,  5.90% due 6/1/2014 (San Diego Gas
        & Electric)                                                                 A/A2         2,500,000     2,743,875
        California PCR Financing  Authority,  5.25% due 6/1/2023 put 12/1/2017
        (Solid Waste Disposal-Republic Services, Inc.) (AMT)                      BBB/Baa3       2,820,000     3,188,602
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         BBB/A2        1,785,000     1,792,158
        California  State  Department of Water Resources  Power Supply,  5.00%
        due 5/1/2015                                                              AA-/Aa3        5,000,000     5,620,850
        California  State Economic  Recovery GO, 5.00% due 7/1/2015  (Insured:
        Natl-Re)                                                                   A+/Aa3          500,000       544,845
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3        3,000,000     3,615,210
        California State Housing Finance Agency,  3.70% due 8/1/2013 (Insured:
        FGIC)                                                                     BBB/Baa2       1,270,000     1,293,216
        California State Housing Finance Agency,  3.80% due 2/1/2014 (Insured:
        FGIC)                                                                     BBB/Baa2         770,000       782,844
        California State Housing Finance Agency,  5.00% due 2/1/2014 (Insured:
        FGIC) (AMT)                                                               BBB/Baa2       2,630,000     2,676,314
        California State Housing Finance Agency,  4.85% due 8/1/2016 (Insured:
        AGM) (AMT)                                                                AA-/Aa3        1,000,000     1,058,020
        California State Housing Finance Agency,  5.00% due 8/1/2017 (Insured:
        AGM) (AMT)                                                                AA-/Aa3          980,000     1,037,781
        California   State  Housing  Finance   Agency,   5.125%  due  8/1/2018
        (Insured: AGM) (AMT)                                                      AA-/Aa3        1,000,000     1,049,330
        California   State  Housing  Finance   Agency,   3.05%  due  12/1/2019
        (Insured: FHA)                                                             NR/Aaa          735,000       752,280
        California  State  Infrastructure & Economic  Development  Bank, 5.25%
        due 8/15/2020 (King City High School)                                      A-/NR         1,000,000     1,154,490
        California State Public Works Board,  5.25% due 10/1/2013  (California
        State University)                                                         BBB+/Aa3         500,000       501,925
        California State Public Works Board,  5.25% due 12/1/2014  (California
        Community Colleges)                                                       BBB+/A2        1,525,000     1,530,322
        California  State Public Works Board,  5.00% due 1/1/2015  (Department
        of Corrections; Insured: AMBAC)                                           BBB+/A2        2,000,000     2,188,080
        California State Public Works Board,  5.00% due 11/1/2015  (University
        of California)                                                            AA-/Aa2        1,000,000     1,102,030
        California State Public Works Board,  5.00% due 11/1/2016  (California
        State University)                                                         BBB+/Aa3       1,000,000     1,140,730
        California  State Public Works Board,  5.00% due 6/1/2020  (University
        of California; Insured: Natl-Re/FGIC)                                     AA-/Aa2        1,185,000     1,435,165
        California  State Public Works Board,  5.00% due  12/1/2021  (Judicial
        Council Projects)                                                         BBB+/A2        2,500,000     2,911,475
        California  State Public Works Board,  5.00% due  12/1/2022  (Judicial
        Council Projects)                                                         BBB+/A2        1,200,000     1,379,532
        California  State School Cash  Reserve  Program  Authority,  2.00% due
        10/31/2012                                                                SP-1+/NR       3,000,000     3,016,860
        California  Statewide  Community  Development  Authority,   5.25%  due
        8/1/2014 pre-refunded 8/1/2012 (East Campus Apartments; Insured: ACA)     NR/Baa1                0             0
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: California Mtg Insurance)        A-/NR           750,000       811,687
        California  Statewide  Community  Development  Authority,   5.00%  due
        4/1/2019 (Kaiser Credit Group)                                             A+/NR         3,600,000     4,272,912
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)         NR/NR         1,460,000     1,462,409
        California  Statewide  Community  Development  Authority,   4.10%  due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1         2,000,000     2,052,220
        California  Statewide Community  Development  Authority COP, 6.50% due
        8/1/2012 (Cedars-Sinai Center Hospital; Insured: Natl-Re)                  BBB/A2          155,000       155,558
        California  Statewide Community  Development  Authority PCR, 4.10% due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1         3,225,000     3,309,205
        Calipatria USD, 0% due 8/1/2025 (Educational Facilities  Improvements;
        Insured: ACA)                                                              NR/NR         5,000,000     2,211,700
        Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)          A-/NR         1,050,000     1,218,451
        Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                    A+/NR         3,200,000     2,536,768
        Centinela Valley USD GO, 4.00% due 12/1/2013                              SP-1+/NR       3,000,000     3,140,550
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1         1,000,000     1,106,060
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1           500,000       597,800
        Cerritos Public  Financing  Authority,  5.00% due 11/1/2014  (Insured:
        AMBAC)                                                                     A-/NR         1,260,000     1,338,536
        Chabot-Las  Positas  Community  College  District  GO, 0% due 8/1/2018
        (Capital Improvements; Insured: AMBAC)                                    AA-/Aa2        2,465,000     2,026,526
        Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)           A-/NR         1,300,000     1,486,524
        Chula  Vista  Elementary  School  District  COP,  4.70%  due  9/1/2022
        (Insured: Natl-Re)                                                        BBB/Baa2         900,000       903,897
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2015 (Electric Systems Capital Improvements)                           AA-/A1          750,000       841,560
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2016 (Electric Systems Capital Improvements)                           AA-/A1          500,000       578,300
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2017 (Electric Systems Capital Improvements)                           AA-/A1        1,000,000     1,189,310
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2018 (Electric Systems Capital Improvements)                           AA-/A1          360,000       435,388
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2020 (Electric Systems Capital Improvements)                           AA-/A1          625,000       771,212
        City of Folsom,  4.00% due 12/1/2014  (Community  Facilities  District
        No. 2)                                                                     A+/NR           755,000       792,259
        City of Folsom,  5.00% due 12/1/2016  (Community  Facilities  District
        No. 2)                                                                     A+/NR         1,100,000     1,228,656
        City of Folsom,  5.00% due 12/1/2018  (Community  Facilities  District
        No. 2)                                                                     A+/NR           965,000     1,085,471
        City of Los Angeles COP,  3.00% due 11/1/2030  put 2/1/2018  (American
        Academy of Dramatic Arts; LOC: TD Bank N.A.)                               NR/Aa2        3,000,000     3,128,250
        City of Oxnard  Financing  Authority,  5.00% due 5/1/2013 (Solid Waste
        System; Insured: AMBAC) (AMT)                                              A-/NR         2,115,000     2,168,425
        City of Oxnard  Financing  Authority,  5.25% due 6/1/2014  (Wastewater
        Treatment Plants; Insured: Natl-Re/FGIC)                                   BBB/NR        1,000,000     1,037,810
        City of  Torrance,  5.00%  due  9/1/2020  (Torrance  Memorial  Medical
        Center)                                                                     A/A2         1,155,000     1,346,118
        City of  Torrance,  6.00%  due  6/1/2022  (Torrance  Memorial  Medical
        Center)                                                                     A/A2         2,600,000     2,609,568
        City of  Vallejo,  5.00%  due  5/1/2017  (Water  Improvement  Project;
        Insured: Natl-Re)                                                         BBB/Baa2       1,240,000     1,337,650
        City of Whittier, 5.375% due 8/1/2014 (Solid Waste; Insured: AMBAC)        NR/NR           540,000       541,085
        Contra Costa Water District, 2.50% due 10/1/2013                           AA/NR         2,000,000     2,057,140
        Corona-Norco USD GO, 2.00% due 12/31/2012                                 SP-1+/NR       5,000,000     5,041,350
        Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AA-/Aa2        1,595,000     1,447,638
        County of Monterey COP, 5.00% due 8/1/2014  (Natividad Medical Center;
        Insured: AGM)                                                              AA/Aa3        2,000,000     2,157,500
        County of Monterey COP, 5.25% due 8/1/2021  (Natividad Medical Center;
        Insured: AGM)                                                              AA/Aa3        3,700,000     4,332,330
        County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)               A+/Baa2        1,815,000     1,981,200
        Delano Financing  Authority,  5.00% due 12/1/2017  (Police Station and
        Capital Improvements)                                                       A/NR         1,085,000     1,252,242
        Delano Financing  Authority,  5.00% due 12/1/2018  (Police Station and
        Capital Improvements)                                                       A/NR         1,135,000     1,322,865
        Delano Financing  Authority,  5.00% due 12/1/2019  (Police Station and
        Capital Improvements)                                                       A/NR         1,195,000     1,403,026
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling; Insured: CIFG)                                                 AA-/Aa3          735,000       817,224
        Fullerton Public  Financing  Authority,  5.00% due 9/1/2016  (Insured:
        AMBAC)                                                                      A/NR         1,775,000     1,903,279
        Irvine  Public  Facilities  &  Infrastructure  Authority,   2.00%  due
        9/2/2013                                                                  BBB+/NR        1,000,000     1,010,390
        Irvine  Public  Facilities  &  Infrastructure  Authority,   3.00%  due
        9/2/2015                                                                  BBB+/NR          570,000       586,906
        Irvine  Public  Facilities  &  Infrastructure  Authority,   3.00%  due
        9/2/2016                                                                  BBB+/NR        1,290,000     1,325,152
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR       3,000,000     3,154,590
        City of Seal Beach Redevelopment Agency, 5.20% due 12/15/2013(Seal Beach
        Mobile Home Park; Insured: ACA)                                            NR/NR           245,000       248,807
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AA-/NR        1,160,000     1,288,528
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AA-/NR          680,000       771,168
        Long Beach Bond Finance Authority,  5.00% due 11/15/2012  (Natural Gas
        Utility Improvements)                                                     A-/Baa2        1,050,000     1,063,849
        Los Alamitos USD GO, 0% due 9/1/2016 (School Facilities Improvement)     SP-1+/Aa2       2,000,000     1,875,680
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  A+/A2         2,000,000     2,236,960
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2017                                                                  A+/A2         1,660,000     1,876,431
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        9/1/2014 (Multiple Facilities Projects; Insured: Natl-Re/FGIC)             BBB/NR        2,990,000     3,221,456
        Los  Angeles  County  Public  Works  Financing  Authority,  4.25%  due
        6/1/2016 (Calabasas Landfill; Insured: AMBAC)                              A+/A1         1,000,000     1,063,540
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        8/1/2018 (Multiple Capital Projects)                                       A+/A1         2,060,000     2,395,904
        Los Angeles County Schools  Regionalized  Business Services Corp. COP,
        0% due 8/1/2021 (Insured: AMBAC)                                           NR/NR         2,135,000     1,355,533
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        International Airport) (AMT)                                               AA/Aa3        2,000,000     2,382,760
        Los Angeles Municipal  Improvement Corp., 5.00% due 11/1/2017 (Capital
        Equipment)                                                                 A+/A3         3,235,000     3,734,840
        Los  Angeles  USD COP,  5.00% due  10/1/2014  (Information  Technology
        Projects; Insured: AMBAC)                                                  A+/A1           725,000       791,606
        Los  Angeles  USD COP,  5.00% due  10/1/2015  (Information  Technology
        Projects; Insured: AMBAC)                                                  A+/A1         1,500,000     1,677,960
        Los Angeles USD COP, 5.50% due 12/1/2018 (Capital Projects)                A+/A1         2,000,000     2,381,360
        Los  Angeles  USD  GO,  5.50%  due  7/1/2012  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           AA-/Aa2        2,500,000     2,500,725
        Mark West Union School  District GO, 4.125% due 8/1/2020  (Educational
        Facilities Improvements; Insured: Natl-Re/FGIC)                            AA-/NR        1,275,000     1,319,625
        Merced Redevelopment Agency, 5.25% due 9/1/2020                            BB+/NR        1,190,000     1,235,470
        California Mobile Home Park Financing Authority, 5.00% due 11/15/2013
        (Rancho  Vallecitos; Insured: ACA)                                         NR/NR           570,000       576,777
        Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)       A/Baa2        2,000,000     2,097,480
        Mojave USD COP, 0% due 9/1/2017 (Educational Facilities  Improvements;
        Insured: AGM)                                                              AA-/NR        1,045,000       922,610
        Mojave USD COP, 0% due 9/1/2018 (Educational Facilities  Improvements;
        Insured: AGM)                                                              AA-/NR        1,095,000       913,767
        Mojave USD School Facilities  Improvement District GO, 0% due 6/1/2013
        (Cash Flow Management)                                                    SP-1+/NR       2,070,000     2,051,453
        Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)          BBB/NR          965,000     1,004,227
        Northern  California Power Agency,  4.00% due 7/1/2015  (Hydroelectric
        Project)                                                                   A+/A2           500,000       541,745
        Northern  California Power Agency,  5.00% due 7/1/2016  (Hydroelectric
        Project)                                                                   A+/A2           500,000       576,845
        Northern  California Power Agency,  5.00% due 7/1/2017  (Hydroelectric
        Project)                                                                   A+/A2           100,000       117,875
        Northern  California Power Agency,  5.00% due 7/1/2018  (Hydroelectric
        Project)                                                                   A+/A2         1,250,000     1,494,800
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    A-/A3         2,340,000     2,790,988
        Norwalk Redevelopment Agency, 5.00% due 10/1/2014 (Insured: Natl-Re)      BBB/Baa2         625,000       663,281
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AA-/Aa3        2,000,000     1,600,080
        Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)             A+/A1         2,635,000     1,880,204
        Pittsburg  Redevelopment  Agency,  5.00%  due  8/1/2020  (Los  Medanos
        Community Development Project; Insured: Natl-Re)                          A+/Baa2        1,205,000     1,240,475
        Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)          NR/Aa3        2,500,000     2,940,400
        Regents of the University of California,  4.00% due 5/15/2017  (Campus
        Housing and Facilities)                                                   AA-/Aa2        1,250,000     1,427,312
        Richmond Joint Powers Financing Authority, 5.25% due 5/15/2013             A+/NR           105,000       105,243
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1        1,055,000     1,151,089
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1        1,055,000     1,156,502
        Ridgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1        1,050,000     1,163,148
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1        1,050,000     1,184,641
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1        1,040,000     1,175,564
        Riverside County Palm Desert Financing  Authority,  5.00% due 5/1/2013
        (County Facilities Projects)                                               AA-/A2        1,000,000     1,035,390
        Riverside  County  Public  Financing  Authority,  3.625% due 10/1/2012
        (Jurupa Valley Desert & Interstate 215; Insured: Natl-Re)                 BBB/Baa2       1,245,000     1,251,984
        Rosemead  Community  Development   Commission,   5.00%  due  10/1/2015
        (Redevelopment Project Area No. 1; Insured: AMBAC)                         A+/NR         1,015,000     1,094,718
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017            A-/Baa2        1,390,000     1,500,630
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                  BBB/Baa2       3,450,000     3,216,849
        Sacramento  City USD GO,  5.00% due 7/1/2021  (Educational  Facilities
        Improvements)                                                              A+/A1         3,600,000     4,283,352
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble Project)                                                            A+/A1         1,100,000     1,225,972
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble Project)                                                            A+/A1           625,000       746,325
        Sacramento County Sanitation Districts Financing Authority,  0.25% due
        12/1/2039 put 7/2/2012 (LOC: Morgan Stanley) (daily demand notes)         AAA/Aa2       18,100,000    18,100,000
        Sacramento  Municipal Utility District,  5.00% due 7/1/2020  (Cosumnes
        Project; Insured: Natl-Re)                                                 BBB/A3        3,000,000     3,258,510
        San  Bernardino  County  Community  Facilities  District,   5.20%  due
        9/1/2012                                                                   NR/NR           205,000       206,298
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR           300,000       307,719
        San Diego  Redevelopment  Agency,  5.25%  due  9/1/2015  (Centre  City
        Redevelopment; Insured: AGM)                                              AA-/Aa3        1,375,000     1,394,030
        San Diego  Redevelopment  Agency,  5.00%  due  9/1/2018  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/Ba1        3,215,000     3,488,532
        San  Diego   Redevelopment   Agency,  0%  due  9/1/2019  (Centre  City
        Redevelopment; Insured: AGM)                                              AA-/Aa3        1,910,000     1,535,850
        San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)         A-/Ba1        2,635,000     2,652,207
        San Diego USD GO, 5.50% due 7/1/2020 (Insured: Natl-Re)                   AA-/Aa2        1,390,000     1,761,769
        San Francisco City & County Airports Commission, 4.00% due 5/1/2013        A+/A1           500,000       515,175
        San Francisco  City & County COP, 5.00% due 11/1/2022 (525 Golden Gate
        Ave-Public Utilities Commission Office Project)                            AA-/A1          700,000       813,848
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2013
        (George R. Moscone Convention Center)                                     AA-/Aa3        1,200,000     1,191,600
        San Francisco City & County  Redevelopment  Agency, 5.25% due 8/1/2013
        (San Francisco Redevelopment Project; Insured: Natl-Re/FGIC)               A/Ba1         1,250,000     1,285,425
        San Francisco City & County  Redevelopment  Agency, 5.25% due 8/1/2014
        (San Francisco Redevelopment Project; Insured: Natl-Re/FGIC)               A/Ba1         2,000,000     2,055,040
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                         BBB/Baa2         690,000       704,035
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AA-/Aa2        5,000,000     3,927,250
        San  Jose  Financing  Authority,  5.25%  due  6/1/2016  (Civic  Center
        Project; Insured: AMBAC)                                                   AA/Aa3          500,000       501,800
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (DHCCP
        Development Project)                                                       A+/NR         2,000,000     2,112,500
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                  BBB/Baa2       1,000,000     1,001,630
        San  Mateo  Union  High  School   District   GO,  0.01%  due  9/1/2019
        (Educational Facilities Improvements; Insured: Natl-Re/FGIC)               AA/Aa1        2,000,000     1,683,900
        Santa   Ana   Financing   Authority,   6.25%  due   7/1/2018   (Police
        Administration & Holding Facility; Insured: Natl-Re)                      BBB/Baa2       2,000,000     2,320,220
        Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re/FGIC)                  A+/NR         2,035,000     1,552,237
        Santa Clara County Financing Authority,  4.00% due 5/15/2017 (Multiple
        Facilities)                                                                AA/Aa2        1,000,000     1,126,590
        Santa Margarita-Dana Point Authority,  7.25% due 8/1/2013 (Improvement
        Districts 3-3A, 4-4A; Insured: Natl-Re)                                   BBB/Baa2       2,000,000     2,113,180
        Santa Monica Community  College District GO, 0% due 8/1/2018  (College
        District Capital Improvements; Insured: MBIA)                              AA/Aa1        1,320,000     1,068,197
        Solano  County COP,  5.00% due  11/15/2013  (Health & Social  Services
        Headquarters)                                                              AA-/A1        1,780,000     1,885,056
        Solano  County COP,  5.00% due  11/15/2016  (Health & Social  Services
        Headquarters)                                                              AA-/A1        1,000,000     1,145,690
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A1         1,060,000     1,111,717
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A1         1,000,000     1,050,180
        Southern  California  Public  Power  Authority,   6.75%  due  7/1/2012
        (Multiple Transmission Projects; Insured: AGM)                            AA-/Aa3        2,315,000     2,315,833
        Southern  California Public Power Authority,  5.00% due 11/1/2013 (Gas
        Project No. 1)                                                            BBB/Baa1       1,000,000     1,039,260
        Southern California Public Power Authority,  0% due 7/1/2015 (Multiple
        Transmission Projects; Insured: Natl-Re)                                  AA-/Aa3        1,500,000     1,441,890
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Mead-Adelanto Projects; Insured: AMBAC)                                   NR/Aa3          450,000       492,746
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Mead-Phoenix Project; Insured: AMBAC)                                     NR/Aa3          275,000       301,230
        Southern  California  Public  Power  Authority,   5.00%  due  7/1/2016
        (Southern Transmission Project)                                            AA-/NR        2,000,000     2,333,920
        State  of  California   GO,  5.00%  due  3/1/2017   (Various   Capital
        Projects;Insured: Syncora)                                                 A-/A1         2,860,000     3,244,927
        State of  California  GO,  5.25% due  2/1/2018  pre-refunded  2/1/2013
        (Kindergarten University Facilities)                                      AA+/Aaa        3,000,000     3,088,740
        State of California  GO, 5.00% due 9/1/2020  (Kindergarten  University
        Facilities)                                                                A-/A1         2,000,000     2,392,920
        State of California GO, 0.13% due 5/1/2034 put 7/2/2012  (Kindergarten
        University Facilities;  LOC: Citibank  N.A./California State Teachers'
        Retirement System) (daily demand notes)                                    A/Aa3         1,200,000     1,200,000
        State of California GO, 0.16% due 5/1/2034 put 7/2/2012  (Kindergarten
        University Facilities;  LOC: Citibank  N.A./California State Teachers'
        Retirement System) (daily demand notes)                                    A/Aa3        12,250,000    12,250,000
        Sweetwater  Union High School District COP, 4.00% due 9/1/2014 (Rancho
        Del Rey Middle School; Insured: Natl-Re)                                  BBB/Baa2       1,020,000     1,064,686
        Sweetwater  Union High School  District COP,  5.00% due 9/1/2021 (High
        Schools No. 11 & No. 12 Projects; Insured: AGM)                           AA-/Aa3        2,250,000     2,301,007
        Tracy Area Public Facilities  Financing  Agency,  5.875% due 10/1/2019
        (Community Facilities District No. 87)                                    BBB/Baa2         590,000       593,304
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A2           500,000       548,845
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A2         1,690,000     1,985,818
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A2         1,125,000     1,239,019
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A2         1,000,000     1,188,190
        Tustin  Community  Redevelopment  Agency,  3.50% due 9/1/2014  (Public
        Improvements; Insured: AGM)                                                AA-/NR          760,000       800,044
        Twin Rivers USD COP,  3.50% due  6/1/2041 put  5/31/2013  (Educational
        Facilities Improvements; Insured: AGM)                                     AA-/NR        2,000,000     2,002,480
        Twin  Rivers  USD  GO,  0%  due   4/1/2014   (Educational   Facilities
        Improvements)                                                             SP-1/NR        1,000,000       975,980
        Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)                            A/A1         2,000,000     1,628,360
        Upper Lake Union High School  District  GO, 0% due  8/1/2020  (Capital
        Appreciation; Insured: Natl-Re)                                           NR/Baa2        1,050,000       727,734
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR           445,000       476,604
        Washington USD Yolo County COP,  5.00% due 8/1/2017  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR           725,000       817,706
        Washington USD Yolo County COP,  5.00% due 8/1/2021  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR           910,000       986,777
        Washington USD Yolo County COP,  5.00% due 8/1/2022  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR         2,010,000     2,164,810
        West Contra Costa USD GO, 3.00% due 8/1/2012 (Educational  Facilities;
        Insured: AGM)                                                             AA-/Aa3          750,000       751,643
        West Contra Costa USD GO, 4.00% due 8/1/2013 (Educational  Facilities;
        Insured: AGM)                                                             AA-/Aa3          500,000       516,265

TOTAL INVESTMENTS -- 94.69%(Cost $ 338,128,858)                                                          $   354,361,545

OTHER ASSETS LESS LIABILITIES -- 5.31%                                                                        19,863,845

NET ASSETS -- 100.00%                                                                                    $   374,225,390

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFFA       Health Facilities Financing Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    354,361,545      $          --      $    354,361,545   $            --

Total Investments in Securities        $    354,361,545      $          --      $    354,361,545   $            --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg New Mexico Intermediate Municipal Fund                                            June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount

        Albuquerque Airport, 5.50% due 7/1/2013                                     A/A2      $  4,000,000 $   4,178,200
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2        1,340,000     1,591,933
        Albuquerque GRT, 5.00% due 7/1/2021                                       AAA/Aa2        3,000,000     3,564,030
        Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A2           820,000       839,557
        Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT Industries Inc.; LOC: Bank
        of the West) (AMT)                                                         NR/A2         2,140,000     2,189,712
        Bernalillo   County  GRT,   5.25%  due   10/1/2012   (Public   Capital
        Improvements)                                                             AAA/Aa2        1,000,000     1,012,810
        Bernalillo  County  GRT,  5.00%  due  4/1/2021  (Government  Services;
        Insured: Natl-Re)                                                         AAA/Aa2        3,000,000     3,564,300
        Bernalillo  County  GRT,  5.25% due  10/1/2022  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2        3,170,000     4,044,191
        Bernalillo  County  GRT,  5.25% due  10/1/2023  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2        1,275,000     1,629,769
        Bernalillo  County  GRT,  5.25% due  10/1/2025  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2        3,850,000     4,965,075
        Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)           AAA/Aa2          100,000       124,662
        Bernalillo  County  GRT,  5.70%  due  4/1/2027   (Juvenile   Detention
        Facilities)                                                               AAA/Aa2        3,000,000     3,858,630
        Bernalillo  County  GRT,  5.70%  due  4/1/2027  (Government  Services;
        Insured: Natl-Re)                                                         AAA/Aa2          415,000       533,777
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AA+/Aa2        1,760,000     2,118,213
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AA+/Aa2        1,000,000     1,225,900
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AA+/Aa2        1,420,000     1,659,384
        Central New Mexico Community College, 4.00% due 8/15/2023                 AA+/Aa1        1,920,000     2,163,226
        City of  Farmington,  5.00% due 6/1/2013  (San Juan  Regional  Medical
        Center)                                                                    NR/A3           500,000       518,680
        City of  Farmington,  5.00% due 6/1/2017  (San Juan  Regional  Medical
        Center)                                                                    NR/A3         1,035,000     1,167,780
        City of  Farmington,  5.125% due 6/1/2018 (San Juan  Regional  Medical
        Center)                                                                    NR/A3           570,000       598,745
        City of  Farmington,  5.125% due 6/1/2019 (San Juan  Regional  Medical
        Center)                                                                    NR/A3           645,000       674,206
        City of  Farmington,  5.00% due 6/1/2022  (San Juan  Regional  Medical
        Center)                                                                    NR/A3         2,825,000     3,056,678
        City of Farmington  PCR,  4.70% due 9/1/2024  (Arizona  Public Service
        Co.)                                                                      BBB/Baa1       4,000,000     4,311,360
        City of  Farmington  PCR,  4.00% due  6/1/2032  put  8/1/2012 (El Paso
        Electric Co.; Insured: Natl-Re/FGIC)                                       BBB/NR        2,000,000     2,004,140
        Colfax County GRT, 5.00% due 9/1/2019                                      A-/NR           845,000       966,604
        Colfax County GRT, 5.50% due 9/1/2029                                      A-/NR         2,510,000     2,807,284
        County of Los  Alamos  GRT,  5.75%  due  6/1/2016  (Public  Facilities
        Projects)                                                                 AA+/Aa3        1,000,000     1,188,320
        County of Los Alamos  GRT,  5.625%  due  6/1/2023  (Public  Facilities
        Projects)                                                                 AA+/Aa3        1,000,000     1,200,250
        County of Los  Alamos  GRT,  5.75%  due  6/1/2024  (Public  Facilities
        Projects)                                                                 AA+/Aa3        3,000,000     3,604,530
        County of Los  Alamos  GRT,  5.75%  due  6/1/2025  (Public  Facilities
        Projects)                                                                 AA+/Aa3        1,000,000     1,194,230
        Dona  Ana  County,   5.50%  due   12/1/2014   (County   Administrative
        Facilities; Insured: Radian)                                                A/NR           460,000       504,528
        Espanola  Public  School  District,  3.55%  due  7/1/2013  (State  Aid
        Withholding)                                                               NR/Aa1          410,000       422,632
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2012 (Insured: AMBAC)       A/A3         3,345,000     3,363,464
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2013 (Insured: AMBAC)       A/A3         2,110,000     2,202,165
        Gallup PCR Tri-State Generation, 5.00% due 8/15/2017 (Insured: AMBAC)       A/A3         3,540,000     3,862,848
        Grant County Department of Health, 5.50% due 7/1/2020 (Ft. Bayard)         AA/Aa1        1,565,000     1,812,536
        Grant County Department of Health, 5.50% due 7/1/2021 (Ft. Bayard)         AA/Aa1        1,655,000     1,905,368
        Grant County Department of Health, 5.50% due 7/1/2022 (Ft. Bayard)         AA/Aa1        1,745,000     1,992,895
        Guam Government Ltd. Obligation, 5.375% due 12/1/2024                     BBB+/NR        2,000,000     2,141,600
        Las Cruces State Shared GRT, 5.00% due 6/1/2021                            NR/Aa3          730,000       879,205
        Las Cruces State Shared GRT, 5.00% due 6/1/2022                            NR/Aa3          765,000       913,984
        Las Cruces State Shared GRT, 5.00% due 6/1/2023                            NR/Aa3          800,000       942,352
        Las Cruces State Shared GRT, 5.00% due 6/1/2024                            NR/Aa3          840,000       978,902
        Las Cruces State Shared GRT, 5.00% due 6/1/2030                            NR/Aa3        2,000,000     2,256,080
        Las Cruces State Shared GRT, 5.00% due 6/1/2037                            NR/Aa3        5,000,000     5,467,800
        Los Alamos County Utility Systems, 5.00% due 7/1/2013 (Insured: AGM)      AA-/Aa3        1,265,000     1,323,342
        Los Ranchos de Albuquerque Educational Facilities,  4.50% due 9/1/2040
        (Albuquerque Academy)                                                      AA-/NR        3,000,000     3,137,610
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Insured: Fitch) (AMT)                                                     NR/Aaa        2,000,000     2,158,720
        New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016           NR/Aaa          540,000       595,615
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019         AAA/Aaa        1,000,000     1,187,820
        New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022         AAA/Aaa        3,000,000     3,493,770
        New Mexico Finance Authority,  5.00% due 6/15/2013  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2        2,280,000     2,381,756
        New   Mexico   Finance   Authority,   5.00%  due   6/1/2014   (Various
        Governmental Projects; Insured: Natl-Re)                                  AAA/Aa1        2,660,000     2,770,949
        New   Mexico   Finance   Authority,   5.25%  due   6/1/2015   (Various
        Governmental Projects; Insured: AMBAC)                                    AAA/Aa1        1,000,000     1,088,330
        New Mexico Finance Authority,  5.00% due 6/15/2015  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2        2,360,000     2,647,188
        New Mexico Finance Authority,  5.00% due 6/15/2018  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2        2,915,000     3,224,777
        New  Mexico  Finance  Authority,   5.00%  due  6/15/2019  (UNM  Health
        Sciences Center; Insured: Natl-Re)                                         NR/Aa2        1,215,000     1,347,107
        New   Mexico   Finance   Authority,   5.00%  due   6/1/2020   (Various
        Governmental Projects; Insured: AMBAC)                                    AAA/Aa1          365,000       415,782
        New  Mexico   Finance   Authority,   5.00%  due   6/15/2022   (Various
        Governmental Projects; Insured: Natl-Re)                                   AA/Aa2        1,300,000     1,497,652
        New  Mexico   Finance   Authority,   5.00%  due   6/15/2024   (Various
        Governmental Projects; Insured: Natl-Re)                                   AA/Aa2        7,000,000     7,962,360
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR         1,730,000     1,936,026
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR         1,000,000     1,119,090
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR         1,185,000     1,326,122
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                         AA/Aa3        6,000,000     6,945,900
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR         1,000,000     1,126,480
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2039
        (Presbyterian Healthcare Services)                                         AA/Aa3        3,000,000     3,200,640
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR           850,000       837,930
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015          A+/A1           490,000       541,969
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020          A+/A1           590,000       692,678
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023          A+/A1           685,000       781,386
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024          A+/A1           525,000       592,079
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025          A+/A1           505,000       564,944
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028          A+/A1         1,500,000     1,645,785
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2031          A+/A1         1,700,000     1,840,862
        New  Mexico  MFA  SFMR,   5.25%  due  7/1/2023   (HERO  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR          930,000     1,007,711
        New  Mexico  MFA  SFMR,  5.375%  due  7/1/2023  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR          860,000       867,190
        New   Mexico   MFA  SFMR,   4.625%   due   3/1/2028   (NIBP   Program;
        Collateralized: GNMA/FNMA/FHLMC)                                           AA+/NR        2,000,000     2,148,220
        New  Mexico  MFA  SFMR,   5.50%  due  7/1/2028   (HERO  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR        2,020,000     2,156,067
        New  Mexico  MFA  SFMR,   5.60%  due  7/1/2028  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR          775,000       834,939
        New  Mexico  MFA  SFMR,  6.05%  due  7/1/2028  (Sandpiper  Apartments;
        Insured: FHA) (AMT)                                                        AA-/NR        2,335,000     2,454,412
        New  Mexico  MFA  SFMR,   5.40%  due  9/1/2029  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC)                                           AA+/NR          805,000       888,414
        New Mexico State University, 5.00% due 4/1/2013 (Insured: AGM)             AA/Aa2        1,000,000     1,035,520
        Regents of the  University of New Mexico,  5.00% due 6/1/2015  (Campus
        Improvements; Insured: AMBAC)                                              AA/Aa2        1,590,000     1,792,836
        Regents of the  University  of New  Mexico,  5.25% due  6/1/2015  (UNM
        Hospital Capital Improvements)                                             AA/Aa2        1,195,000     1,244,963
        Regents of the  University  of New  Mexico,  5.25% due  6/1/2018  (UNM
        Hospital Capital Improvements)                                             AA/Aa2        1,200,000     1,250,172
        Regents of the  University of New Mexico,  6.00% due 6/1/2021  (Campus
        Buildings Acquisition & Improvements)                                      AA/Aa2          610,000       734,312
        Rio Rancho GRT, 5.00% due 6/1/2014 (Insured: Natl-Re/FGIC)                AA-/Aa2          955,000     1,031,028
        Rio Rancho GRT, 5.00% due 6/1/2016 (Insured: Natl-Re/FGIC)                AA-/Aa2          555,000       620,956
        Rio Rancho GRT, 5.00% due 6/1/2022 (Insured: Natl-Re/FGIC)                AA-/Aa2        1,000,000     1,109,490
        Rio Rancho  Public School  District GO, 3.00% due 8/1/2012  (State Aid
        Withholding)                                                               NR/Aa1        1,240,000     1,243,038
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2013  (State Aid
        Withholding)                                                               NR/Aa1        1,210,000     1,257,626
        Rio Rancho  Public School  District GO, 4.00% due 8/1/2014  (State Aid
        Withholding)                                                               NR/Aa1        1,715,000     1,837,640
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/A2         1,225,000     1,323,135
        Sandoval County Incentive Payment, 4.00% due 6/1/2015 (Intel Corp.)        A+/NR           625,000       647,419
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR         6,390,000     6,919,667
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2        1,420,000     1,483,289
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2        1,335,000     1,384,635
        Santa Fe County, 5.50% due 5/15/2015 (El Castillo Retirement)             BBB-/NR          594,000       595,022
        Santa Fe County, 5.80% due 5/15/2018 (El Castillo Retirement)             BBB-/NR        1,835,000     1,837,294
        Santa Fe County, 5.625% due 5/15/2025 (El Castillo Retirement)            BBB-/NR        1,250,000     1,250,212
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AA-/Aa3        1,080,000     1,194,199
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AA-/Aa3        1,520,000     1,897,036
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1        1,400,000     1,574,132
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1        1,535,000     1,712,400
        Silver City GRT, 4.00% due 6/1/2029                                        A+/NR         1,000,000     1,065,650
        Silver City GRT, 4.25% due 6/1/2032                                        A+/NR         1,050,000     1,115,677
        Taos County GRT, 4.75% due 10/1/2012 (ETM)                                 NR/A3         1,500,000     1,517,310
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2016
        (Insured: AGM/FHA)                                                        AA-/Aa3        2,920,000     3,114,589
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2017
        (Insured: AGM/FHA)                                                        AA-/Aa3        2,000,000     2,139,020
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2018
        (Insured: AGM/FHA)                                                        AA-/Aa3        2,000,000     2,127,560
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2019
        (Insured: AGM/FHA)                                                        AA-/Aa3        3,000,000     3,179,100
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2019
        (Insured: AGM/FHA)                                                        AA-/Aa3        3,000,000     3,180,930
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  1/1/2020
        (Insured: AGM/FHA)                                                        AA-/Aa3        2,310,000     2,449,316
        University  of New  Mexico  Hospital  Mtg  Bonds,  5.00% due  7/1/2020
        (Insured: AGM/FHA)                                                        AA-/Aa3          500,000       530,155
        Ventana  West Public  Improvement  District  Special  Tax,  6.625% due
        8/1/2023                                                                   NR/NR         2,000,000     2,031,880
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             NR/Baa3        2,500,000     2,911,275
        Virgin  Islands Water & Power  Authority  Electric  System,  5.00% due
        7/1/2025                                                                  BB+/Baa3         990,000     1,032,451
        Virgin  Islands Water & Power  Authority  Electric  System,  5.00% due
        7/1/2026                                                                  BB+/Baa3       1,090,000     1,129,240
        Zuni Public  School  District,  5.00% due  8/1/2028  (Teacher  Housing
        Projects)                                                                   A/NR         1,600,000     1,759,600

TOTAL INVESTMENTS -- 88.92% (Cost $208,359,257)                                                            $ 225,203,931

OTHER ASSETS LESS LIABILITIES -- 11.08%                                                                       28,067,031

NET ASSETS -- 100.00%                                                                                      $ 253,270,962

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond


NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    225,203,931      $          --      $    225,203,931   $            --

Total Investments in Securities        $    225,203,931      $          --      $    225,203,931   $            --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg New York Intermediate Municipal Fund                                              June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount

        Amherst Development Corp., 5.00% due 10/1/2020  (University at Buffalo
        Foundation Facility-Student Housing; Insured: AGM)                        AA-/Aa3     $  1,000,000 $   1,173,350
        Babylon New York GO, 5.00% due 9/1/2015 (Insured: AMBAC)                   NR/NR           465,000       506,399
        Dutchess County IDA, 5.00% due 8/1/2020 (Bard College)                    NR/Baa1          825,000       915,964
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1        1,100,000     1,215,830
        Erie County IDA School  Facilities,  5.25% due 5/1/2025  (Buffalo City
        School District)                                                          AA-/Aa3        1,000,000     1,142,390
        Guam Government Ltd. Obligation, 5.375% due 12/1/2024                     BBB+/NR        1,000,000     1,070,800
        Hempstead Town Local  Development  Corp.,  5.00% due 7/1/2028 (Hofstra
        University)                                                                 A/A3           500,000       556,280
        Long Island Power Authority, 5.25% due 9/1/2029                            NR/A3           645,000       755,876
        Monroe County Industrial  Development  Corp.,  4.00% due 6/1/2016 (St.
        John Fisher College)                                                      BBB+/NR          880,000       950,699
        Nassau  County  IDA,   4.75%  due  3/1/2026  (New  York  Institute  of
        Technology)                                                               BBB+/NR        1,000,000     1,073,950
        New York City GO,  0.17% due  8/1/2021  put  7/2/2012  (LOC:  JPMorgan
        Chase Bank) (daily demand notes)                                          AAA/Aa3        1,400,000     1,400,000
        New York City GO, 5.00% due 8/1/2025                                       AA/Aa2          400,000       459,872
        New York City  Health and  Hospitals  Corp.  GO,  5.00% due  2/15/2020
        (Health Care Facilities Improvements)                                      A+/Aa3          770,000       911,480
        New York City  Health and  Hospitals  Corp.  GO,  5.00% due  2/15/2025
        (Health Care Facilities Improvements)                                      A+/Aa3        1,000,000     1,125,260
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2         1,000,000     1,268,000
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (Water and Sewer System; Insured: Natl-Re) (ETM)                           AAA/A2          520,000       536,926
        New York City Municipal Water Finance  Authority,  0.23% due 6/15/2039
        put   7/2/2012    (Water   and   Sewer   System;    SPA:    Landesbank
        Hessen-Thuringen) (daily demand notes)                                    AA+/Aa2        1,400,000     1,400,000
        New  York  City  Municipal  Water  Financing   Authority,   0.24%  due
        6/15/2039  put  7/2/2012  (Water  and Sewer  System;  SPA:  Landesbank
        Hessen-Thuringen) (daily demand notes)                                    AA+/Aa2          450,000       450,000
        New York City  Transitional  Finance  Authority,  5.25%  due  8/1/2016
        pre-refunded 8/1/2012 (World Trade Center Recovery; Insured: AMBAC)       AA-/Aaa                0             0
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (World Trade Center Recovery) (State Aid Withholding)                     AA-/Aa3        1,000,000     1,195,220
        New York City  Transitional  Finance  Authority,  5.00% due  11/1/2020
        (World Trade Center Recovery)                                             AAA/Aaa        1,000,000     1,140,480
        New York City Transitional  Finance Authority,  0.19% due 8/1/2031 put
        7/2/2012    (World   Trade   Center    Recovery;    SPA:    Landesbank
        Hessen-Thuringen) (daily demand notes)                                    AAA/Aaa        1,700,000     1,700,000
        New York Convention  Center  Development  Corp.,  5.00% due 11/15/2017
        (Hotel Unit Fee; Insured: AMBAC)                                           NR/A1         1,000,000     1,104,530
        New  York  Environmental   Facilities  Corp.,   6.875%  due  6/15/2014
        (Pollution Control)                                                       AAA/Aaa          215,000       216,180
        New York  Municipal  Bond Bank Agency,  5.00% due 4/15/2018  (Insured:
        AGM)                                                                      AA-/Aa3        1,000,000     1,176,270
        New York State Dormitory Authority,  5.25% due 2/15/2014 (Presbyterian
        Hospital; Insured: AGM)                                                   AA-/Aa3          500,000       536,915
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2014  (School
        District Financing Program; Insured: AGM) (State Aid Withholding)         AA-/Aa3        1,000,000     1,089,990
        New York  State  Dormitory  Authority,  5.00%  due  2/15/2015  (Mental
        Health Services; Insured: AMBAC)                                           AA-/NR        1,000,000     1,107,860
        New York State Dormitory  Authority,  5.00% due 7/1/2016 (Bishop Henry
        B. Hucles Nursing Home; Insured: SONYMA)                                   NR/Aa1          600,000       690,432
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2018  (School
        District; Insured: AGM)                                                   AA-/Aa3        1,000,000     1,173,620
        New York  State  Dormitory  Authority,  5.25%  due  10/1/2018  (School
        District; Insured: AGM)                                                   AA-/Aa3          775,000       920,886
        New York  State  Dormitory  Authority,  5.00%  due  3/15/2019  (Higher
        Education Improvements; Insured: AGM)                                     AAA/Aa3        1,000,000     1,110,750
        New York State Dormitory  Authority,  5.50% due 7/1/2019 (Brooklyn Law
        School; Insured: Radian)                                                 BBB+/Baa1       1,400,000     1,450,036
        New York State Dormitory Authority,  5.00% due 7/1/2020 (NYSARC,  Inc.
        Developmental Disability Programs)                                         NR/Aa3        1,175,000     1,391,141
        New York State  Dormitory  Authority,  5.25% due 7/1/2022 (St.  John's
        University; Insured: Natl-Re)                                              A-/A3         1,000,000     1,220,810
        New York State  Dormitory  Authority,  5.00% due 1/15/2023  (Municipal
        Health Facilities)                                                        AA-/Aa3        1,000,000     1,116,430
        New York State Dormitory  Authority,  5.00% due 7/1/2024 (Bishop Henry
        B. Hucles Nursing Home; Insured: SONYMA)                                   NR/Aa1        1,000,000     1,077,110
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2024  (School
        District; Insured: AGM) (State Aid Withholding)                           AA-/Aa3        1,000,000     1,146,790
        New York State Dormitory  Authority,  5.00% due 7/1/2027  (Interagency
        Council Pooled Loan Program)                                               NR/Aa3        1,000,000     1,104,360
        New York  State  Dormitory  Authority,  5.00% due  7/1/2027  (Teachers
        College, Columbia University)                                              A+/A1           750,000       863,422
        New York State Dormitory  Authority,  5.25% due 7/1/2027 (Health Quest
        Systems; Insured: AGM)                                                    AA-/Aa3          500,000       539,145
        New York State  Dormitory  Authority,  5.25% due 5/1/2030 (North Shore
        Long Island Jewish Medical)                                                A-/A3         1,000,000     1,100,460
        New York State  Energy  Research &  Development  Authority,  2.25% due
        12/1/2015 (New York Electric & Gas Corp.)                                BBB+/Baa1       1,000,000     1,021,560
        New York State Thruway  Authority  Highway & Bridge Trust Fund,  5.00%
        due 4/1/2022                                                               AA/NR         1,000,000     1,145,590
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR        1,000,000     1,181,280
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        New York; LOC: HSBC Bank USA)                                              NR/A1           450,000       451,422
        Onondaga  Civic  Development  Corp.,  5.00%  due  7/1/2021  (Le  Moyne
        College)                                                                  NR/Baa2        1,000,000     1,116,880
        Onondaga  Civic  Development   Corp.,  5.50%  due  12/1/2031  (Upstate
        Properties Development)                                                    A+/NR         1,000,000     1,128,480
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AA-/Aa2        1,000,000     1,135,150
        Syracuse Industrial  Development Agency,  5.25% due 5/1/2026 (Syracuse
        City School District)                                                     AA-/Aa3        2,150,000     2,506,706
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3        1,000,000     1,046,200
        Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2025                AA-/Aa3        1,410,000     1,641,043
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1           710,000       793,177
        Utica  IDA  Civic  Facility,  5.25%  due  7/15/2016  (Munson  Williams
        Proctor Institute)                                                         NR/A2           210,000       210,851
        Utica  IDA Civic  Facility,  5.375%  due  7/15/2019  (Munson  Williams
        Proctor Institute)                                                         NR/A2           525,000       526,922
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                 NR/NR         1,350,000     1,352,956

TOTAL INVESTMENTS -- 97.55% (Cost $52,334,608)                                                             $  56,344,130

OTHER ASSETS LESS LIABILITIES -- 2.45%                                                                         1,416,154

NET ASSETS -- 100.00%                                                                                      $  57,760,284

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                             Total             Level 1             Level 2             Level 3
Assets
Investments in Securities

    Municipal Bonds                    $     56,344,130      $           --     $     56,344,130   $           --

Total Investments in Securities        $     56,344,130      $           --     $     56,344,130   $           --

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Limited Term U.S. Government Fund                                               June 30, 2012 (Unaudited)

                                                                                         Shares/
                                                                                     Principal Amount           Value
            U.S. TREASURY SECURITIES -- 8.15%
             United States Treasury Notes, 2.625%, 12/31/2014                        $    2,000,000     $      2,112,031
             United States Treasury Notes, 1.375%, 11/30/2015                             2,500,000            2,573,574
             United States Treasury Notes, 2.625%, 2/29/2016                              2,000,000            2,152,344
             United States Treasury Notes, 4.875%, 8/15/2016                              5,000,000            5,865,429
             United States Treasury Notes, 4.625%, 2/15/2017                              4,000,000            4,712,500
             United States Treasury Notes, 2.25%, 11/30/2017                              3,500,000            3,762,555
             United States Treasury Notes, 3.625%, 2/15/2020                              1,000,000            1,176,359
             United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014            2,441,020            2,585,956
             United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015           4,731,120            5,145,473
             United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016            5,795,650            6,411,438

            TOTAL U.S. TREASURY SECURITIES (Cost $33,219,111)                                                 36,497,659

            U.S. GOVERNMENT AGENCIES -- 15.59%
             Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                               200,000              224,404
             Federal Farm Credit Bank, 6.06%, 5/28/2013                                     240,000              252,492
             Federal Farm Credit Bank, 3.98%, 1/22/2015                                   1,000,000            1,089,594
             Federal Home Loan Bank, 5.375%, 6/13/2014                                    2,000,000            2,192,594
             Federal Home Loan Bank, 5.00%, 12/8/2017                                     3,000,000            3,614,655
             Federal Home Loan Bank, 2.25%, 3/26/2018                                     3,000,000            3,036,610
             Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                                5,000,000            5,501,395
             Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                               3,000,000            3,631,265
             Federal National Mtg Assoc., 4.40%, 2/19/2015                                1,585,000            1,748,269
             Federal National Mtg Assoc., 2.00%, 3/26/2015                                3,000,000            3,012,118
             Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022       3,395,664            3,455,893
             New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019       2,763,157            3,295,739
             Overseas Private Investment Corp., 4.10%, 11/15/2014                           628,800              636,283
             Private Export Funding Corp., 4.974%, 8/15/2013                              2,700,000            2,841,299
             Private Export Funding Corp., 5.45%, 9/15/2017                               3,000,000            3,656,205
             Small Business Administration Participation Certificates, Series
             2001-20D Class 1, 6.35%, 4/1/2021                                            3,704,574            4,138,939
             Small Business Administration Participation Certificates, Series
             2001-20F Class 1, 6.44%, 6/1/2021                                            2,288,815            2,569,762
             Small Business Administration Participation Certificates, Series
             2002-20A Class 1, 6.14%, 1/1/2022                                            1,578,503            1,754,984
             Small Business Administration Participation Certificates, Series
             2002-20K Class 1, 5.08%, 11/1/2022                                           1,461,809            1,620,531
             Small Business Administration Participation Certificates, Series
             2005-20H Class 1, 5.11%, 8/1/2025                                              956,438            1,072,998
             Small Business Administration Participation Certificates, Series
             2007-20D Class 1, 5.32%, 4/1/2027                                            1,682,289            1,914,296
             Small Business Administration Participation Certificates, Series
             2007-20F Class 1, 5.71%, 6/1/2027                                              941,815            1,079,894
             Small Business Administration Participation Certificates, Series
             2007-20I Class 1, 5.56%, 9/1/2027                                            3,254,918            3,722,040
             Small Business Administration Participation Certificates, Series
             2007-20K Class 1, 5.51%, 11/1/2027                                           1,849,446            2,116,983
             Small Business Administration Participation Certificates, Series
             2008-20G Class 1, 5.87%, 7/1/2028                                            4,858,112            5,657,867
             Tennessee Valley Authority, 4.75%, 8/1/2013                                  3,000,000            3,144,760
  a,b        U.S. Department of Transportation Headquarters, Series 2004 Class A-2,
             5.594%, 12/7/2021                                                            2,503,957            2,879,551

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $65,079,342)                                                 69,861,420

            MORTGAGE BACKED -- 65.05%
             Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022        355,388              392,554
             Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017        414,175              445,500
             Federal Home Loan Mtg Corp., CMO Series 2509 Class TV, 5.50%, 4/15/2022      1,006,247            1,019,716
             Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017     1,020,239            1,085,763
             Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017     1,028,329            1,097,480
             Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018        760,488              810,548
             Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018      3,623,961            3,862,566
             Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018      1,924,151            2,023,651
             Federal Home Loan Mtg Corp., CMO Series 2628 Class DQ, 3.00%, 11/15/2017       162,074              164,397
             Federal Home Loan Mtg Corp., CMO Series 2640 Class G, 4.50%, 7/15/2018         749,291              778,747
             Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033        361,457              382,183
             Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032      2,000,000            2,140,253
             Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018        934,235              991,548
             Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022     2,328,095            2,411,603
             Federal Home Loan Mtg Corp., CMO Series 2731 Class Vl, 5.50%, 12/15/2014     1,246,676            1,305,222
             Federal Home Loan Mtg Corp., CMO Series 2770 Class UD, 4.50%, 5/15/2017        507,077              506,764
             Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015      3,839,953            4,061,439
             Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019        378,551              387,105
             Federal Home Loan Mtg Corp., CMO Series 2825 Class VP, 5.50%, 6/15/2015      2,639,952            2,778,753
             Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019      2,500,000            2,593,243
             Federal Home Loan Mtg Corp., CMO Series 3020 Class VA, 5.50%, 11/15/2014       617,118              625,210
             Federal Home Loan Mtg Corp., CMO Series 3067 Class PJ, 5.50%, 7/15/2031      1,251,599            1,252,149
             Federal Home Loan Mtg Corp., CMO Series 3178 Class MC, 6.00%, 4/15/2032        850,723              850,243
             Federal Home Loan Mtg Corp., CMO Series 3184 Class PC, 5.50%, 8/15/2032         25,900               25,864
             Federal Home Loan Mtg Corp., CMO Series 3271 Class LU, 5.50%, 1/15/2018      1,909,894            1,952,996
             Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022      3,000,000            3,259,627
             Federal Home Loan Mtg Corp., CMO Series 3320 Class TC, 5.50%, 10/15/2032       297,437              297,046
             Federal Home Loan Mtg Corp., CMO Series 3331 Class PB, 6.00%, 1/15/2031      2,000,000            2,003,034
             Federal Home Loan Mtg Corp., CMO Series 3351 Class PK, 5.50%, 1/15/2032        560,819              561,502
             Federal Home Loan Mtg Corp., CMO Series 3456 Class KV, 5.50%, 9/15/2017      1,880,576            1,943,325
             Federal Home Loan Mtg Corp., CMO Series 3477 Class VA, 5.50%, 7/15/2019      3,569,290            3,802,502
             Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019      2,150,233            2,379,377
             Federal Home Loan Mtg Corp., CMO Series 3563 Class BC, 4.00%, 6/15/2022        386,041              393,353
             Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021     1,118,476            1,160,255
             Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020      2,103,151            2,210,379
             Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027     1,405,277            1,456,472
             Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036       944,653            1,018,925
             Federal Home Loan Mtg Corp., CMO Series 3872 Class DT, 4.00%, 6/15/2026      1,175,379            1,327,483
             Federal Home Loan Mtg Corp., CMO Series 3920 Class AB, 3.00%, 9/15/2025      2,611,510            2,686,604
             Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041      3,676,554            3,695,884
             Federal Home Loan Mtg Corp., CMO Series 3981 Class ME, 3.00%, 1/15/2027      3,873,703            4,070,171
             Federal Home Loan Mtg Corp., CMO Series 3996 Class VN, 3.50%, 3/15/2025      4,898,120            5,241,263
             Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023      3,479,792            3,731,002
             Federal Home Loan Mtg Corp., CMO Series R003 Class VA, 5.50%, 8/15/2016        800,624              820,938
             Federal Home Loan Mtg Corp., CMO Series R012 Class AB, 5.50%, 12/15/2020       288,244              291,927
             Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through
             Certificates, CMO Series K708 Class A2, 2.13%, 1/25/2019                     5,100,000            5,203,031
  a          Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through
             Certificates, CMO Series K709 Class A2, 2.086%, 3/25/2019                    3,000,000            3,036,300
             Federal Home Loan Mtg Corp., Pool 1N1736, 2.92%, 4/1/2037                      281,600              299,533
             Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027                    3,939,224            4,130,184
             Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019                      654,559              695,785
             Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                       2,868                2,947
             Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                       10,425               11,534
             Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018                    1,955,936            2,077,800
             Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019                    1,587,828            1,696,282
             Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                      447,453              475,635
             Federal Home Loan Mtg Corp., Pool G13517, 4.00%, 5/1/2024                    1,103,272            1,165,375
             Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025                    2,004,042            2,143,229
             Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024                   2,376,053            2,524,092
             Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025                   2,470,256            2,636,033
             Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026                    3,110,334            3,271,440
             Federal Home Loan Mtg Corp., REMIC Series 3626 Class AV, 5.50%,
             10/15/2020                                                                   2,470,466            2,559,572
             Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%,
             3/25/2023                                                                       44,366               49,317
             Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%,
             4/25/2017                                                                      281,202              288,081
             Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%,
             3/25/2018                                                                      622,651              661,777
             Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%,
             2/25/2018                                                                    1,541,837            1,651,106
             Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%,
             6/25/2023                                                                      731,167              781,488
             Federal National Mtg Assoc., CMO Series 2003-66 Class PA, 3.50%,
             2/25/2033                                                                      277,586              289,428
             Federal National Mtg Assoc., CMO Series 2003-89 Class XC, 6.00%,
             9/25/2014                                                                      584,544              600,277
             Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%,
             2/25/2018                                                                      701,345              747,087
             Federal National Mtg Assoc., CMO Series 2003-92 Class KH, 5.00%,
             3/25/2032                                                                    1,487,706            1,539,595
             Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%,
             8/25/2042                                                                    3,369,520            3,776,983
             Federal National Mtg Assoc., CMO Series 2004-2 Class QL, 4.00%,
             2/25/2019                                                                    2,000,000            2,129,933
             Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%,
             1/25/2030                                                                    2,160,702            2,262,945
             Federal National Mtg Assoc., CMO Series 2004-35 Class CA, 4.00%,
             12/25/2017                                                                     158,170              159,561
             Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%,
             6/25/2032                                                                    1,254,054            1,305,953
             Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%,
             11/25/2016                                                                   1,093,911            1,183,152
             Federal National Mtg Assoc., CMO Series 2006-121 Class VA, 5.50%,
             3/25/2017                                                                      782,998              817,578
             Federal National Mtg Assoc., CMO Series 2007-60 Class VA, 6.00%,
             12/25/2017                                                                   2,964,937            3,114,788
             Federal National Mtg Assoc., CMO Series 2007-65 Class PB, 6.00%,
             10/25/2032                                                                   1,835,123            1,836,338
             Federal National Mtg Assoc., CMO Series 2007-79 Class MB, 5.50%,
             12/25/2030                                                                     374,381              373,910
             Federal National Mtg Assoc., CMO Series 2008-54 Class EA, 5.00%,
             7/25/2019                                                                    2,087,283            2,183,569
             Federal National Mtg Assoc., CMO Series 2008-77 Class VA, 6.00%,
             7/25/2019                                                                    2,895,550            3,176,768
             Federal National Mtg Assoc., CMO Series 2009-111 Class VB, 4.50%,
             2/25/2021                                                                    1,628,865            1,705,880
             Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 2.471%,
             3/25/2039                                                                    1,589,833            1,591,794
             Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%,
             2/25/2024                                                                      527,245              558,703
             Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%,
             7/25/2024                                                                    1,221,179            1,279,317
             Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%,
             8/25/2019                                                                      790,911              834,365
             Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%,
             8/25/2019                                                                    1,127,841            1,187,248
             Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%,
             5/25/2021                                                                    2,528,386            2,736,288
             Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%,
             2/25/2021                                                                    2,832,185            3,081,073
             Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%,
             7/25/2024                                                                    1,635,111            1,664,871
             Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%,
             12/25/2022                                                                   2,836,733            3,056,068
             Federal National Mtg Assoc., CMO Series 2011-106 Class LV, 3.50%,
             1/25/2023                                                                    3,778,170            4,002,367
             Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%,
             1/25/2023                                                                    3,161,369            3,408,760
             Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%,
             10/25/2029                                                                   3,111,272            3,365,122
             Federal National Mtg Assoc., CMO Series 2011-24 Class VH, 4.00%,
             6/25/2022                                                                    3,807,220            4,169,289
             Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%,
             3/25/2024                                                                    3,714,896            4,069,861
             Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%,
             7/25/2024                                                                    3,751,463            4,034,868
             Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%,
             8/25/2026                                                                    7,071,847            7,482,280
             Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%,
             11/25/2022                                                                   2,230,395            2,382,173
             Federal National Mtg Assoc., CMO Series 2011-88 Class WA, 2.50%,
             9/25/2026                                                                    3,686,196            3,779,119
             Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%,
             6/25/2023                                                                    3,928,102            4,237,165
             Federal National Mtg Assoc., CMO Series 2012-50 Class LV, 3.50%,
             8/25/2023                                                                    5,403,029            5,779,030
             Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                        6,548                7,049
             Federal National Mtg Assoc., Pool 050811, 7.50%, 12/1/2012                       1,260                1,272
             Federal National Mtg Assoc., Pool 050832, 7.50%, 6/1/2013                          278                  283
             Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                       33,864               36,921
             Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                        3,163                3,255
             Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                        2,809                2,848
             Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                       50,504               56,651
             Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                      150,586              170,315
             Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                       36,236               39,794
             Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                      13,928               16,015
             Federal National Mtg Assoc., Pool 725866, 4.50%, 9/1/2034                    3,293,308            3,535,290
             Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018                    1,037,386            1,102,547
             Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023                      945,370            1,004,751
             Federal National Mtg Assoc., Pool 895572, 2.945%, 6/1/2036                     768,846              824,588
             Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019                    1,694,841            1,814,738
             Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024                    2,148,379            2,283,324
             Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025                    2,395,416            2,578,815
             Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026                    4,642,517            4,983,633
             Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027                    4,415,134            4,673,316
             Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019                    1,245,122            1,328,778
             Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019                      895,990              959,375
             Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019                      655,485              701,855
             Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020                    1,636,023            1,745,943
             Federal National Mtg Assoc., REMIC Series 2002-59 Class B, 5.50%,
             9/25/2017                                                                      703,515              751,087
             Federal National Mtg Assoc., Series 2011-98 Class VC, 3.50%, 1/25/2023       4,250,437            4,534,660
             Government National Mtg Assoc., CMBS Series 2004-45 Class C, 5.67%,
             10/16/2033                                                                   3,000,000            3,360,898
             Government National Mtg Assoc., CMBS Series 2005-67 Class C, 4.907%,
             3/16/2035                                                                    2,000,000            2,162,391
             Government National Mtg Assoc., CMBS Series 2009-105 Class A, 3.456%,
             12/16/2050                                                                   2,715,465            2,829,149
             Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.585%,
             11/20/2059                                                                   5,319,282            5,873,849
             Government National Mtg Assoc., CMO Series 2008-56 Class CH, 5.00%,
             5/20/2035                                                                      257,979              257,568
             Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%,
             10/20/2020                                                                   1,266,169            1,397,887
             Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%,
             1/20/2022                                                                      891,408            1,001,829
             Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016                   11,697               12,513
             Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019                  656,496              715,005
             Government National Mtg Assoc., Pool 453928, 7.00%, 7/15/2017                    1,408                1,432
             Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059              2,067,227            2,280,364
             Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061               4,188,802            4,716,085
             Government National Mtg Assoc., Pool 731491, 5.156%, 12/20/2060              4,183,349            4,747,887
             Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061               3,483,304            3,960,161
             Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061                5,461,399            6,297,965
             Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060              5,905,418            6,442,574
             Government National Mtg Assoc., Pool 765151, 4.692%, 7/20/2061               3,051,577            3,406,210
             Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039                2,036,089            2,135,738
             Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042                4,940,608            5,150,551

            TOTAL MORTGAGE BACKED (Cost $287,022,910)                                                        291,467,772

            SHORT TERM INVESTMENTS -- 2.90%
             Bank of New York Tri-Party Repurchase Agreement 0.22% dated
             6/29/2012 due 7/2/2012, repurchase price $13,000,238 collateralized by 2 U.S. Government Agency debt securities, having an average coupon of 0.00%, a credit rating of AAA, maturity dates from
             5/25/2028 to 7/25/2037, and
             having an aggregate market value of $13,260,000 at 6/29/2012                13,000,000           13,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $13,000,000)                                                   13,000,000

TOTAL INVESTMENTS -- 91.69% (Cost $398,321,363)                                                         $    410,826,851

OTHER ASSETS LESS LIABILITIES -- 8.31%                                                                        37,214,267

NET ASSETS -- 100.00%                                                                                   $    448,041,118

Footnote Legend
a   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
b   Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June
    30, 2012, the aggregate value of these securities in the Fund's portfolio was $2,879,551, representing 0.64% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total               Level 1             Level 2            Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     36,497,659      $    36,497,659    $             --   $             --
    U.S. Government Agencies                 69,861,420                   --          66,981,869          2,879,551
    Mortgage Backed                         291,467,772                   --         288,431,472          3,036,300
    Short Term Investments                   13,000,000                   --          13,000,000                 --

Total Investments in Securities        $    410,826,851      $    36,497,659    $    368,413,341   $      5,915,851

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2012, is as follows:

                                                       U.S.
                                     Mortgage       Government
                                      Backed         Agencies         Total

Beginning Balance 9/30/2011       $        --   $    2,852,955   $   2,852,955
Accrued Discounts/(Premiums)              (78)           2,211           2,133
Net Realized Gain/(Loss)                   --            1,370           1,370
Gross Purchases                     3,044,823               --       3,044,823
Gross Sales                                --          (89,639)        (89,639)
Change in Unrealized
Appreciation(Depreciation)             (8,445)         112,654         104,209
Transfers into Level 3 (a)                 --               --              --
Transfers out of Level 3 (a)               --               --              --

Ending Balance 6/30/2012 (b)      $ 3,036,300   $    2,879,551   $   5,915,851

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 1.32% of Total Net Assets at the period ended June 30, 2012.

Valuation Measurements: It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Funds recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Limited Term Income Fund                                                          June 30, 2012 Unaudited
                                                                              Credit Rating+     Principal      Value
                                                                               S&P/Moody's        Amount
            U.S. TREASURY SECURITIES -- 0.84%
                United States Treasury Notes, 1.75% due 4/15/2013                   NR/NR    $   2,500,000 $   2,529,981
                United States Treasury Notes, 2.50% due 3/31/2015                   NR/NR        6,500,000     6,873,547
                United States Treasury Notes, 5.125% due 5/15/2016                  NR/NR        1,000,000     1,173,844
                United States Treasury Notes, 4.875% due 8/15/2016                  NR/NR        2,000,000     2,346,172
                United States Treasury Notes, 3.00% due 2/28/2017                   NR/NR        2,000,000     2,210,484
                United States Treasury Notes, 2.125% due 8/15/2021                  NR/NR        5,000,000     5,255,078

            TOTAL U.S. TREASURY SECURITIES (Cost $18,959,238)                                                 20,389,106

            U.S. GOVERNMENT AGENCIES -- 1.72%
       a        Agribank FCB, 9.125% due 7/15/2019                                   A/NR       14,185,000    18,338,056
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AA+/Aaa          11,680        11,680
                Federal National Mtg Assoc., 2.00% due 3/26/2015                   AA+/Aaa       3,000,000     3,012,119
                Mtg-Linked  Amortizing  Notes,  Series 2012-1 Class A10, 2.06%
                due 1/15/2022                                                       AA+/NR       4,669,038     4,751,853
                Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,656,205
                Small  Business  Administration   Participation  Certificates,
                Series 2001-20J Class 1, 5.76% due 10/1/2021                        NR/NR        1,277,863     1,416,080
                Small  Business  Administration   Participation  Certificates,
                Series 2008-20D Class 1, 5.37% due 4/1/2028                         NR/NR        2,665,245     3,067,737
                Small  Business  Administration,  Series  2005-P10A  Class  1,
                4.638% due 2/10/2015                                                NR/NR        1,028,526     1,090,918
     a,b        U.S. Department of Transportation, 6.001% due 12/7/2021             NR/NR        3,000,000     3,558,000
     a,b        U.S. Department of Transportation Headquarters, Series 2004
                Class A-2, 5.594% due 12/7/2021                                     NR/NR        2,295,294     2,639,588

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $38,355,120)                                                 41,542,236

            OTHER GOVERNMENT -- 3.90%
       c        Export-Import Bank of Korea, 8.125% due 1/21/2014                    A/A1       11,250,000    12,281,254
       c        Export-Import Bank of Korea, 5.875% due 1/14/2015                    A/A1        3,000,000     3,279,942
     b,c        Government of Aruba, 6.80% due 4/2/2014                             A-/NR        5,616,000     5,981,040
     a,c        Government of Bermuda, 5.603% due 7/20/2020                        AA-/Aa2       3,000,000     3,405,000
   a,c,d        Government of Bermuda, 4.138% due 1/3/2023                          NR/NR        4,000,000     4,025,072
       c        Korea Finance Corp., 4.625% due 11/16/2021                           A/A1        7,500,000     8,131,020
     a,c        Korea Housing Finance Co., 3.50% due 12/15/2016                     NR/Aa3       6,000,000     6,210,300
     a,c        Northern Rock Asset Management, 5.625% due 6/22/2017               AAA/Aaa      20,000,000    21,663,500
     a,c        Republic of Iceland, 4.875% due 6/16/2016                         BBB-/Baa3      6,000,000     6,000,000
     a,c        Republic of Iceland, 5.875% due 5/11/2022                          BBB-/NR       5,000,000     4,848,905
     a,c        State of Qatar, 3.125% due 1/20/2017                                AA/Aa2       4,000,000     4,170,000
       c        Swedish Export Credit Corp., 1.75% due 5/30/2017                    AA+/NR      14,300,000    14,387,201

            TOTAL OTHER GOVERNMENT (Cost $91,819,537)                                                         94,383,234

            MORTGAGE BACKED -- 7.90%
                Federal  Home Loan Mtg Corp.,  CMO Series 2528 Class HN, 5.00%
                due 11/15/2017                                                      NR/NR          673,365       715,589
                Federal  Home Loan Mtg Corp.,  CMO Series 2627 Class GY, 4.50%
                due 6/15/2018                                                       NR/NR        3,406,378     3,597,503
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                       NR/NR          900,359       934,404
                Federal  Home Loan Mtg Corp.,  CMO Series  2640 Class G, 4.50%
                due 7/15/2018                                                       NR/NR        1,273,795     1,323,871
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                       NR/NR          685,807       708,882
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                      NR/NR        2,956,046     3,143,301
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                      NR/NR        2,750,626     2,857,253
                Federal  Home Loan Mtg Corp.,  CMO Series 2780 Class VJ, 5.00%
                due 4/15/2015                                                       NR/NR          776,518       785,615
                Federal  Home Loan Mtg Corp.,  CMO Series 2808 Class VA, 5.50%
                due 5/15/2015                                                       NR/NR        1,725,201     1,824,709
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                       NR/NR          378,551       387,105
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                       NR/NR        1,950,613     2,053,170
                Federal  Home Loan Mtg Corp.,  CMO Series 2827 Class BU, 3.50%
                due 7/15/2019                                                       NR/NR        3,000,000     3,111,891
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                       NR/NR        1,974,287     2,073,683
                Federal  Home Loan Mtg Corp.,  CMO Series  3083 Class U, 4.50%
                due 1/15/2017                                                       NR/NR        2,356,946     2,386,209
                Federal  Home Loan Mtg Corp.,  CMO Series 3138 Class PC, 5.50%
                due 6/15/2032                                                       NR/NR          934,879       934,718
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        4,233,505     4,698,300
                Federal  Home Loan Mtg Corp.,  CMO Series 3291 Class BY, 4.50%
                due 3/15/2022                                                       NR/NR        4,000,000     4,346,169
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                       NR/NR          835,708       874,374
                Federal  Home Loan Mtg Corp.,  CMO Series 3563 Class BC, 4.00%
                due 6/15/2022                                                       NR/NR          772,082       786,705
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                      NR/NR        1,677,714     1,740,382
                Federal  Home Loan Mtg Corp.,  CMO Series 3872 Class DT, 4.00%
                due 6/15/2026                                                       NR/NR          881,534       995,613
                Federal  Home Loan Mtg Corp.,  CMO Series 3919 Class VB, 4.00%
                due 8/15/2024                                                       NR/NR        5,728,779     6,274,961
                Federal  Home Loan Mtg Corp.,  CMO Series 3922 Class PQ, 2.00%
                due 4/15/2041                                                       NR/NR        5,514,831     5,543,826
                Federal  Home Loan Mtg Corp.,  CMO Series 4050 Class MV, 3.50%
                due 8/15/2023                                                       NR/NR        3,975,769     4,262,784
                Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026      AA+/Aaa       4,744,809     5,010,222
                Federal Home Loan Mtg Corp., Pool P10039, 5.00% due 4/1/2013       AA+/Aaa         208,912       211,011
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,
                5.50% due 10/15/2020                                                NR/NR        4,117,444     4,265,952
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                 NR/NR        1,553,748     1,663,862
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                 NR/NR          719,319       743,842
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                 NR/NR          472,601       490,362
                Federal  National Mtg Assoc.,  CMO Series  2003-W3  Class 1A2,
                7.00% due 8/25/2042                                                 NR/NR        1,929,366     2,162,677
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                 NR/NR        2,237,524     2,343,401
                Federal  National  Mtg Assoc.,  CMO Series  2005-35  Class VG,
                5.00% due 4/25/2016                                                 NR/NR          864,687       880,403
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                 NR/NR        1,314,412     1,433,757
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                 NR/NR        3,702,747     3,948,190
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                 NR/NR        2,227,942     2,414,552
                Federal  National  Mtg Assoc.,  CMO Series  2007-65  Class PB,
                6.00% due 10/25/2032                                                NR/NR        1,887,987     1,889,237
                Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,
                5.00% due 7/25/2019                                                 NR/NR        2,783,044     2,911,425
                Federal  National  Mtg Assoc.,  CMO Series  2008-55  Class VA,
                5.00% due 7/25/2019                                                 NR/NR        3,477,964     3,609,761
                Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,
                4.50% due 2/25/2021                                                 NR/NR        1,628,865     1,705,880
                Federal  National  Mtg Assoc.,  CMO Series  2009-17  Class AH,
                2.471% due 3/25/2039                                                NR/NR        2,649,722     2,652,990
                Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,
                5.00% due 2/25/2024                                                 NR/NR        1,230,239     1,303,640
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AA+/Aaa       3,506,177     3,696,596
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                 NR/NR        2,035,299     2,132,194
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                                NR/NR          860,295       900,795
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                 NR/NR        1,977,278     2,085,913
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                 NR/NR        1,537,212     1,575,290
                Federal  National  Mtg Assoc.,  CMO Series  2009-89  Class BV,
                4.50% due 12/25/2020                                                NR/NR        2,403,920     2,506,882
                Federal  National Mtg Assoc.,  CMO Series  2011-100  Class VE,
                4.00% due 12/25/2022                                                NR/NR        7,310,853     7,670,639
                Federal  National Mtg Assoc.,  CMO Series  2011-103  Class VA,
                4.00% due 12/25/2022                                                NR/NR        2,810,257     3,027,545
                Federal  National  Mtg Assoc.,  CMO Series  2011-15  Class VA,
                4.00% due 4/25/2022                                                 NR/NR        1,803,268     1,953,161
                Federal  National  Mtg Assoc.,  CMO Series  2011-24  Class VH,
                4.00% due 6/25/2022                                                 NR/NR        4,541,503     4,973,403
                Federal  National  Mtg Assoc.,  CMO Series  2011-88  Class WA,
                2.50% due 9/25/2026                                                 NR/NR        2,995,034     3,070,534
                Federal  National  Mtg Assoc.,  CMO Series  2011-89  Class VA,
                4.00% due 9/25/2023                                                 NR/NR        6,529,088     6,983,539
                Federal  National  Mtg Assoc.,  CMO Series  2012-36  Class CV,
                4.00% due 6/25/2023                                                 NR/NR        3,583,411     3,865,354
                Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018       AA+/Aaa         531,159       568,734
                Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021       AA+/Aaa       2,420,950     2,638,835
                Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027       AA+/Aaa       6,158,550     6,518,681
                Government  National Mtg Assoc., CMO Series 2009-35 Series KV,
                4.50% due 6/20/2020                                                 NR/NR        3,842,778     4,157,049
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                                NR/NR        2,035,909     2,193,892
                Government  National  Mtg  Assoc.,  Pool  003007,   8.50%  due
                11/20/2015                                                         AA+/Aaa          11,510        12,342
                Government  National  Mtg  Assoc.,  Pool  714631,  5.691%  due
                10/20/2059                                                         AA+/Aaa       5,581,513     6,156,984
                Government  National  Mtg  Assoc.,  Pool  721652,  5.044%  due
                5/20/2061                                                          AA+/Aaa       6,107,083     6,875,837
                Government  National  Mtg  Assoc.,  Pool  731491,  5.156%  due
                12/20/2060                                                         AA+/Aaa       4,006,202     4,546,835
                Government  National  Mtg  Assoc.,  Pool  751388,  5.307%  due
                1/20/2061                                                          AA+/Aaa       5,473,764     6,223,111
                Government  National  Mtg  Assoc.,  Pool  765151,  4.692%  due
                7/20/2061                                                          AA+/Aaa       4,933,383     5,506,706
                Government  National  Mtg  Assoc.,  Pool  827148,  1.625%  due
                2/20/2024                                                          AA+/Aaa          29,112        29,838
                Government  National  Mtg  Assoc.,  Pool  MA0100,   2.50%  due
                5/20/2042                                                          AA+/Aaa       4,990,514     5,202,576

            TOTAL MORTGAGE BACKED (Cost $188,871,953)                                                        191,075,446

            ASSET BACKED SECURITIES -- 11.48%
            ADVANCE RECEIVABLES -- 1.08%
                AH Mtg  Advance  Trust,  Series  SART-1  Class A1R,  2.23% due
                5/10/2043                                                           AAA/NR       7,000,000     6,999,156
                AH Mtg  Advance  Trust,  Series  SART-1  Class  A2,  3.37% due
                5/10/2043                                                           AAA/NR       5,000,000     5,058,500
                AH Mtg  Advance  Trust,  Series  SART-2  Class  B1,  6.90% due
                9/15/2043                                                           BBB/NR      10,000,000    10,000,028
                AH Mtg  Advance  Trust,  Series  SART-3  Class 1A2,  3.72% due
                3/13/2044                                                           AAA/NR       4,000,000     4,004,488

                                                                                                              26,062,172
            AUTO RECEIVABLES -- 0.60%
                Santander Drive Auto Receivables Trust, 2.86% due 6/15/2017          A/NR        1,007,550     1,009,952
                Santander Drive Auto Receivables Trust, 2.72% due 5/16/2016         AA/Aa1       2,500,000     2,541,745
     a,c        SMART Trust,  Series  2012-2USA  Class A3B Floating Rate Bond,
                1.191% due 10/14/2016                                               NR/Aaa       8,000,000     7,999,997
     a,c        SMART Trust,  Series  2012-2USA  Class A4B Floating Rate Bond,
                1.491% due 3/14/2018                                                NR/Aaa       3,000,000     3,000,010

                                                                                                              14,551,704
            COMMERCIAL MTG TRUST -- 1.62%
                Banc of America  Commercial Mtg Inc., Series 2002-PB2 Class C,
                6.349% due 6/11/2035                                               BB+/Aa1       3,045,000     3,067,014
                Banc of America  Commercial Mtg Inc.,  Series 2006-6 Class A3,
                5.369% due 10/10/2045                                              AAA/Aaa       3,000,000     3,221,848
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                2.92% due 3/25/2034                                                B+/Caa2         380,509       319,572
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class A, 3.376% due 6/9/2028                                        NR/Aaa       4,978,554     5,080,447
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class B, 4.554% due 6/9/2028                                        NR/Aa2       1,500,000     1,542,871
                Credit  Suisse  Commercial  Mtg Capital  Certificates,  Series
                2007-C2 Class A2, 5.448% due 1/15/2049                             AAA/Aaa       1,077,732     1,094,863
                DBUBS Mtg Trust CMO,  Series  2011-LC1A  Class A1,  3.742% due
                11/10/2046                                                          NR/Aaa       5,346,580     5,720,379
                DBUBS Mtg Trust CMO, Series  2011-LC2A Class A1FL,  1.591% due
                7/12/2044                                                           NR/Aaa       1,380,328     1,396,515
                JPMorgan  Chase  Commercial  Mtg,  Series  2004-C3  Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     5,375,841
                JPMorgan   Chase,   Series   2011-FL1   Class  B,  3.992%  due
                11/15/2028                                                          AA/Aa2       2,725,000     2,756,915
                Morgan Stanley  Re-REMIC  Trust,  Series  2009-GG10 Class A4A,
                5.979% due 8/12/2045                                                NR/Aaa       2,838,000     3,216,064
       a        Rialto  Real Estate Fund LLC,  CMO Series  2012-LT1A  Class A,
                4.75% due 2/15/2025                                                NR/Baa3       2,305,157     2,311,720
                Wachovia Bank  Commercial Mtg Trust,  Series 2004-C10 Class C,
                4.842% due 2/15/2041                                               AA+/Aaa       4,000,000     4,072,674

                                                                                                              39,176,723
            CREDIT CARD -- 0.71%
                First  Financial  Bank USA,  Series  2010-C Class B, 5.19% due
                9/17/2018                                                           AA-/NR       2,000,000     2,012,360
                First  Financial  Bank USA,  Series  2010-D Class A, 3.72% due
                6/17/2019                                                           AAA/NR       5,000,000     5,127,017
     a,c        Turquoise Card Backed  Securities  plc, Series 2012-1A Class A
                Floating Rate Bond, 0% due 6/17/2019                                NR/Aaa      10,000,000    10,000,585

                                                                                                              17,139,962
            OTHER ASSET BACKED -- 3.39%
     a,c        Cie Financement Foncier, 2.50% due 9/16/2015                       AAA/Aaa       6,000,000     6,021,180
     a,b        CLI Funding LLC, 4.21% due 6/18/2027                                 A/NR       10,000,000    10,000,000
                Dominos Pizza Master Issuer LLC,  Series  2012-1A,  5.216% due
                1/25/2042                                                         BBB+/Baa1      9,962,500    10,411,141
       a        GTP Cellular Sites LLC, 3.721% due 3/15/2042                        NR/NR        9,500,000     9,591,238
                MIRAMAX LLC, 6.25% due 10/20/2021                                  BBB/Baa3      8,428,571     8,742,702
                Nomura  Asset  Securities  Corp.,  Series  1998-D6  Class  A2,
                7.332% due 3/15/2030                                               AAA/Aaa       5,683,000     5,819,358
       b        Northwind   Holdings  LLC  Floating  Rate  Bond,   1.247%  due
                12/1/2037                                                           A/Baa1       4,644,182     3,715,346
                Sierra  Receivables  Funding Co. LLC,  Series 2012-1A Class A,
                2.84% due 11/20/2028                                                A+/NR        8,680,571     8,734,005
                Sonic Capital LLC, 5.438% due 5/20/2041                            BBB/Baa2      7,740,000     8,005,532
   a,b,c        Trafigura  Securitisation  Finance plc, Series 2012-1A Class A
                Floating Rate Bond, 2.642% due 10/15/2015                          AAA/Aaa       6,000,000     6,004,922
       a        Triton  Container  Finance LLC,  Series 2012-1A Class A, 4.21%
                due 5/14/2027                                                        A/NR        4,958,333     4,978,167

                                                                                                              82,023,591
            RESIDENTIAL MTG TRUST -- 2.88%
                Ameriquest  Mtg  Securities  Inc.,  Series  2004-R12  Class A4
                Floating Rate Note, 0.715% due 1/25/2035                            A+/Aaa       3,596,691     3,435,935
                Arran  Residential  Mtg Funding plc, Series 2011-1A Class A2C,
                1.917% due 11/19/2047                                               NR/Aaa       5,000,000     5,006,137
                Banc of America Mtg Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 3.157% due 2/25/2035                            NR/NR        2,719,369       268,462
                Bear  Stearns  Mtg,  Series  2004-3  Class  1-A2,  3.096%  due
                7/25/2034                                                          BBB+/B1         264,673       218,478
                Countrywide  Home Loan,  Series  2004  Class  1-A,  2.827% due
                7/20/2034                                                            A/B1          474,782       394,659
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                       A+/Aa1         819,871       920,420
     a,c        Fosse  Master  Issuer plc,  Series  2011-1A  Class A2 Floating
                Rate Bond, 1.866% due 10/18/2054                                   AAA/Aaa       8,200,000     8,221,512
       a        FREMF  Mtg Trust,  Series  2012-K709  Class B, 3.74% due
                4/25/2045                                                           NR/NR       10,000,000     9,290,039
                Home Equity Asset Trust,  Series  2006-3 Class 2A,  0.425% due
                7/25/2036                                                           AAA/A1       1,788,334     1,756,146
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3, 2.495%
                due 10/25/2028                                                      A+/B3        1,079,643       609,613
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 2.615%
                due 8/25/2034                                                       CCC/NR         816,416       662,361
                New Century Home Equity Loan Trust,  Series  2005-2 Class A2C,
                0.545% due 6/25/2035                                               AAA/Aa1       5,401,021     5,306,244
                Option One Mtg Loan  Trust,  Series  2005-5  Class A3 Floating
                Rate Note, 0.455% due 12/25/2035                                   AAA/Baa2      1,759,086     1,544,234
                Popular ABS Mtg Pass-Through  Trust,  Series 2005-4 Class AF5,
                5.537% due 9/25/2035                                               AAA/Baa1      6,673,121     6,613,961
                Residential Asset Mtg Products, Inc., 0.545% due 3/25/2035          NR/Aa3       1,017,599       949,411
                Residential Asset Mtg Products, Inc., 7.125% due 4/25/2031          AAA/NR       2,925,042     3,158,728
       a        RiverView   HECM  Trust  Series  2007-1  Class  A,  0.70%  due
                5/25/2047                                                           A-/Ba3       6,348,050     5,491,063
       c        Saecure B.V., Series 11A Class A1A, 1.98% due 7/30/2092             NR/Aaa       5,000,000     5,006,460
       c        Silverstone  Master  Issuer,  Series 2010-1A Class A1 Floating
                Rate Note, 1.866% due 1/21/2055                                    AAA/Aaa       5,000,000     5,025,967
                Structured Asset Securities Corp., 2.724% due 3/25/2033            AAA/Baa1      3,145,868     2,645,307
                Structured Asset Securities  Corp.,  Series 2004-3 Class 3-A1,
                5.50% due 3/25/2019                                                AAA/Ba2       1,598,669     1,631,131
                Washington Mutual Mtg, Series 2003-S13 Class 21-A1,  4.50% due
                12/25/2018                                                          AAA/NR       1,380,912     1,396,416
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.615% due 2/25/2035                                                 CC/C          929,012        79,413
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.615% due 3/25/2035                                                NR/NR        1,010,082        72,323

                                                                                                              69,704,420
            STUDENT LOAN -- 1.20%
                SLM Student Loan Trust,  Series  2003-C Class A2 Floating Rate
                Bond, 0.858% due 9/15/2020                                          A+/Aa2       3,574,469     3,406,775
                SLM Student Loan Trust,  Series  2004-B Class A3 Floating Rate
                Bond, 0.798% due 3/15/2024                                          A+/Aaa       8,000,000     6,217,071
                SLM Student Loan Trust,  Series  2006-A Class A4 Floating Rate
                Bond, 0.658% due 12/15/2023                                         A+/Aa1      12,075,000    10,802,948
                SLM Student Loan Trust,  Series  2006-B Class A3 Floating Rate
                Bond, 0.608% due 12/15/2022                                         AA/Aaa       3,686,203     3,657,928
                SLM Student  Loan Trust,  Series  2011-B  Class A2,  3.74% due
                2/15/2029                                                          AAA/Aaa       5,000,000     5,077,830

                                                                                                              29,162,552

            TOTAL ASSET BACKED SECURITIES (Cost $281,236,085)                                                277,821,124

            CORPORATE BONDS -- 55.79%
            AUTOMOBILES & COMPONENTS -- 0.72%
              Automobiles -- 0.72%
       a        American Honda Finance, 2.60% due 9/20/2016                         A+/A1        5,000,000     5,167,310
       a        Harley-Davidson Funding Corp., 5.25% due 12/15/2012               BBB+/Baa1      3,000,000     3,049,395
       a        Hyundai Capital America, 3.75% due 4/6/2016                       BBB+/Baa2        500,000       518,522
       c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                BBB+/Baa2      8,000,000     8,702,776

                                                                                                              17,438,003
            BANKS -- 10.96%
              Commercial Banks -- 10.96%
     a,c        ABN AMRO Bank N.V., 4.25% due 2/2/2017                              A+/A2        1,000,000     1,018,150
     a,c        ANZ National International Ltd., 3.125% due 8/10/2015              AA-/Aa3       4,000,000     4,106,888
     a,c        ANZ National International Ltd., 6.20% due 7/19/2013               AA-/Aa3       1,000,000     1,047,670
     a,c        Australia and New Zealand Bank, 2.40% due 11/23/2016                NR/Aaa       6,000,000     6,143,466
     a,c        Banco Bradesco, 4.50% due 1/12/2017                                BBB/Baa1      2,500,000     2,604,500
     a,c        Banco  Latinoamericano de Comercio  Exterior,  S.A., 3.75% due
                4/4/2017                                                            BBB/NR       4,000,000     3,980,000
     a,c        Banco Santander, 2.568% due 3/18/2014                              BBB/Baa1      7,883,000     7,586,647
     a,c        Bank of China Hong Kong, 3.75% due 11/8/2016                        A+/Aa3       4,000,000     4,216,388
       c        Bank of Nova Scotia, 2.55% due 1/12/2017                           AA-/Aa1       5,000,000     5,194,970
     a,c        Barclays Bank plc, 2.50% due 9/21/2015                             AAA/Aaa      14,650,000    14,953,255
     a,c        BNP Paribas Home Loan Covered Bonds SA, 2.20% due 11/2/2015        AAA/Aaa      10,000,000    10,014,360
       a        CoBank, ACB, 7.875% due 4/16/2018                                    A/NR       14,331,000    17,483,863
     a,c        Commonwealth Bank of Australia, 2.25% due 3/16/2017                 NR/Aaa       7,500,000     7,617,142
       c        Corp Andina de Fomento, 3.75% due 1/15/2016                         A+/Aa3      11,000,000    11,431,629
     a,c        Credit Agricole London, 1.916% due 1/21/2014                         A/A2        7,000,000     6,800,577
     a,c        Danske Bank A/S, 3.75% due 4/1/2015                                A-/Baa1       4,000,000     3,948,188
     b,c        DFS Funding Corp. Floating Rate Note, 1.293% due 6/15/2015         NR/Baa2       4,800,000     4,512,000
     a,c        DNB Bank ASA, 3.20% due 4/3/2017                                    A+/A1       10,000,000    10,114,190
     a,c        HSBC Bank plc, 3.50% due 6/28/2015                                 AA-/Aa3       2,000,000     2,091,466
                HSBC Bank USA, N.A., 4.875% due 8/24/2020                            A/A2        1,000,000     1,028,693
       c        HSBC Holdings plc, 4.875% due 1/14/2022                             A+/Aa3       2,000,000     2,210,848
                HSBC USA, Inc., 2.375% due 2/13/2015                                A+/A2        2,000,000     2,022,796
     a,c        Intesa Sanpaolo SpA, 2.867% due 2/24/2014                          BBB+/A3       5,000,000     4,695,090
     a,c        Kookmin Bank, 7.25% due 5/14/2014                                   AA/Aa1       7,000,000     7,665,126
     a,c        National Australia Bank, 2.00% due 6/20/2017                        NR/Aaa      16,000,000    15,968,928
     a,c        National Bank of Canada, 2.20% due 10/19/2016                       NR/Aaa       2,000,000     2,085,806
                National City Bank Floating Rate Note, 0.838% due 6/7/2017          A-/A3        4,000,000     3,741,972
                Nations Bank Corp., 7.23% due 8/15/2012                            A-/Baa2         250,000       250,432
                North Fork Bancorp, Inc., 5.875% due 8/15/2012                    BBB-/Baa2      2,000,000     2,009,380
       c        Rabobank Nederland, 3.375% due 1/19/2017                            AA/Aa2       2,000,000     2,058,374
     a,c        Royal Bank of Scotland plc, 4.875% due 8/25/2014                     A/A3        5,000,000     5,140,705
       c        Royal Bank of Scotland plc, 9.50% due 3/16/2022                    BBB-/NR      17,000,000    17,756,500
     a,c        Santander Issuances, 6.50% due 8/11/2019                          BBB+/Baa3      5,000,000     4,326,010
     a,c        Societe Generale, 3.10% due 9/14/2015                                A/A2        6,000,000     5,909,766
     a,b        Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020      BBB+/A2       5,920,404     7,726,128
     a,c        Sparebank 1 Boligkreditt AS, 2.30% due 6/30/2018                    NR/Aaa       8,000,000     8,034,720
     a,c        Standard Chartered plc, 3.20% due 5/12/2016                         A+/A2        5,000,000     5,111,035
       c        Svenska Handelsbanken AB, 3.125% due 7/12/2016                     AA-/Aa3       6,000,000     6,200,430
     a,c        Swedbank Hypotek AB, 2.375% due 4/5/2017                           AAA/Aaa       5,000,000     5,052,580
     a,c        Toronto-Dominion Bank, 2.20% due 7/29/2015                          NR/Aaa       3,000,000     3,121,914
                US Bank NA, 3.778% due 4/29/2020                                    A/Aa3       10,000,000    10,447,740
       a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000     3,037,434
                Wells Fargo Bank NA, 0.676% due 5/16/2016                           A+/A1        4,629,000     4,413,895
       c        Westpac Banking Corp., 3.00% due 8/4/2015                          AA-/Aa2       2,000,000     2,071,678
     a,c        Woori Bank, 4.75% due 1/20/2016                                     A-/A1        5,000,000     5,326,410
                Zions Bancorp, 4.50% due 3/27/2017                                 BBB-/NR       3,000,000     3,016,230

                                                                                                             265,295,969
            CAPITAL GOODS -- 2.82%
              Aerospace & Defense -- 0.07%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,608,548
              Construction & Engineering -- 0.37%
       a        URS Corp., 3.85% due 4/1/2017                                     BBB-/Baa3      8,995,000     8,882,823
              Industrial Conglomerates -- 1.00%
                General Electric Co., 5.25% due 12/6/2017                          AA+/Aa3       2,500,000     2,919,355
     a,c        Hutchison Whampoa Ltd., 3.50% due 1/13/2017                         A-/A3        5,000,000     5,184,520
       c        Philips Electronics N.V., 3.75% due 3/15/2022                       A-/A3        3,500,000     3,632,573
     a,c        Smiths Group plc, 7.20% due 5/15/2019                             BBB+/Baa2      3,000,000     3,658,857
     a,c        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      3,000,000     3,182,232
       a        Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016      BBB-/Baa3      5,000,000     5,527,750
              Machinery -- 0.88%
                Aeroquip Vickers, Inc., 6.875% due 4/9/2018                         A-/NR        1,500,000     1,796,514
                Ingersoll Rand Co., 6.391% due 11/15/2027                         BBB+/Baa1      3,000,000     3,598,056
                John Deere Capital Corp., 5.25% due 10/1/2012                        A/A2        1,600,000     1,619,318
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                              BBB/Baa2     13,100,000    14,292,677
              Trading Companies & Distributors -- 0.50%
     a,b        Air Lease Corp., 7.375% due 1/30/2019                               NR/NR       12,000,000    12,240,000

                                                                                                              68,143,223
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.04%
              Commercial Services & Supplies -- 0.04%
                Science Applications International Corp., 6.25% due 7/1/2012        A-/A3        1,000,000     1,000,000

                                                                                                               1,000,000
            CONSUMER DURABLES & APPAREL -- 0.23%
              Household Durables -- 0.12%
                Newell Rubbermaid, Inc., 2.00% due 6/15/2015                      BBB-/Baa3      3,000,000     3,009,051
              Textiles, Apparel & Luxury Goods -- 0.11%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,568,205

                                                                                                               5,577,256
            DIVERSIFIED FINANCIALS -- 8.79%
              Capital Markets -- 4.20%
       c        AMVESCAP plc, 5.375% due 2/27/2013                                  A-/A3        5,606,000     5,752,473
                Bank of New York Mellon, 2.40% due 1/17/2017                        A+/Aa3       7,000,000     7,227,262
     a,c        CDP Financial, Inc., 3.00% due 11/25/2014                          AAA/Aaa       4,000,000     4,206,236
     a,c        CDP Financial, Inc., 4.40% due 11/25/2019                          AAA/Aaa       5,000,000     5,651,595
     a,c        Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015              NR/Aaa      13,000,000    13,045,890
                Deutsche Bank Financial LLC, 5.375% due 3/2/2015                  BBB+/Baa3      5,000,000     5,203,075
       a        FMR LLC, 4.75% due 3/1/2013                                         A+/A2        5,000,000     5,114,385
                Goldman  Sachs  Group,  Inc.  Floating  Rate Note,  0.918% due
                3/22/2016                                                           A-/A3        5,000,000     4,524,365
                Goldman  Sachs  Group,  Inc.  Floating  Rate Note,  0.866% due
                7/22/2015                                                           A-/A3        8,890,000     8,210,573
     a,c        Gruposura Finance, 5.70% due 5/18/2021                             BBB-/NR       1,500,000     1,573,125
     a,c        IPIC GMTN Ltd., 3.125% due 11/15/2015                               AA/Aa3       1,000,000     1,031,250
     a,c        IPIC GMTN Ltd., 5.00% due 11/15/2020                                AA/Aa3       1,000,000     1,067,500
     a,c        Macquarie Bank Ltd., 5.00% due 2/22/2017                             A/A2        5,000,000     5,092,515
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            BBB/A3       8,000,000     8,517,048
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          BBB/A3       2,000,000     2,150,336
       c        Man Group plc, 6.50% due 8/1/2013                                  NR/Baa2       5,000,000     5,071,000
       c        Man Group plc Floating Rate Note, 2.118% due 9/22/2015             NR/Baa3       5,000,000     3,800,000
                Merrill Lynch & Co., 6.875% due 4/25/2018                          A-/Baa2       2,000,000     2,237,872
                Merrill Lynch & Co., 1.016% due 5/2/2017                          BBB+/Baa3      2,500,000     2,097,790
                Morgan Stanley Floating Rate Note, 2.967% due 5/14/2013            A-/Baa1       5,000,000     4,993,155
                Murray Street Investment Trust, 4.647% due 3/9/2017                 A-/A3        5,000,000     5,009,645
              Consumer Finance -- 0.89%
                American Express Credit Co., 1.75% due 6/12/2015                    A-/A2        1,000,000     1,011,358
                American Express Credit Co., 5.125% due 8/25/2014                   A-/A2        3,000,000     3,240,837
                American Express Credit Co., 2.80% due 9/19/2016                    A-/A2        8,000,000     8,345,320
     a,c        Banque PSA Finance, 2.368% due 4/4/2014                            BBB/Baa2      7,000,000     6,808,060
                Western Union Co., 3.65% due 8/22/2018                              A-/A3        2,000,000     2,165,312
              Diversified Financial Services -- 3.70%
                Bank of America Corp., 6.50% due 8/1/2016                          A-/Baa2       2,000,000     2,196,268
     a,c        BM&F Bovespa SA, 5.50% due 7/16/2020                              BBB+/Baa1      1,000,000     1,060,000
                Citigroup, Inc., 6.00% due 12/13/2013                              A-/Baa2       2,000,000     2,101,902
                Citigroup, Inc., 5.00% due 9/15/2014                              BBB+/Baa3      3,000,000     3,075,201
                Citigroup, Inc., 6.50% due 8/19/2013                               A-/Baa2       1,000,000     1,047,763
       a        CME Group Index Services, 4.40% due 3/15/2018                      AA-/Aa3       4,530,000     4,856,840
                General Electric Capital Corp.  Floating Rate Note, 0.608% due
                6/20/2014                                                           AA+/A1       4,000,000     3,955,188
                General Electric Capital Corp.  Floating Rate Note, 0.618% due
                12/28/2018                                                          AA+/A1       4,850,000     4,198,427
       a        General  Electric  Capital Corp./LJ VP Holdings LLC, 3.80% due
                6/18/2019                                                           AA+/A1       5,000,000     5,045,310
       c        IPIC GMTN Ltd., 3.75% due 3/1/2017                                  AA/Aa3       3,000,000     3,120,000
     a,c        IPIC GMTN Ltd., 5.50% due 3/1/2022                                  AA/Aa3       3,500,000     3,815,000
                JPMorgan Chase Bank NA, 0.798% due 6/13/2016                         A/A1       16,875,000    15,716,464
       c        Korea Development Bank, 8.00% due 1/23/2014                          A/A1        3,000,000     3,268,800
       a        Legg Mason, Inc., 5.50% due 5/21/2019                              BBB/Baa1      5,000,000     5,056,395
                MBNA Corp., 6.125% due 3/1/2013                                    A-/Baa2       1,305,000     1,340,544
                Morgan Stanley, 5.55% due 4/27/2017                                A-/Baa1       5,000,000     5,051,840
     a,c        National  Agricultural   Cooperative  Federation,   5.00%  due
                9/30/2014                                                            A/A1        2,000,000     2,120,888
                National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        2,000,000     2,897,970
     a,c        UBS AG London, 2.25% due 3/30/2017                                  NR/Aaa      11,490,000    11,525,320
       a        USAA Capital Corp., 2.25% due 12/13/2016                           AA+/Aa1       8,000,000     8,162,880

                                                                                                             212,760,977
            ENERGY -- 5.54%
              Energy Equipment & Services -- 0.54%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                             A/A2        2,000,000     2,175,010
                Nabors Industries, Inc., 9.25% due 1/15/2019                       BBB/Baa2      2,000,000     2,596,636
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      7,000,000     8,450,148
              Oil, Gas & Consumable Fuels -- 5.00%
     a,c        BG Energy Capital plc, 2.875% due 10/15/2016                         A/A2        5,000,000     5,268,655
       c        BP Capital Markets plc, 3.875% due 3/10/2015                         A/A2        2,000,000     2,143,210
     a,c        Canadian Oil Sands Trust, 4.50% due 4/1/2022                       BBB/Baa2      3,000,000     3,110,028
     a,c        CNPC General Capital Ltd., 2.75% due 4/19/2017                      A+/A1        5,000,000     5,041,865
                ConocoPhillips, 4.75% due 2/1/2014                                   A/A1        1,000,000     1,062,138
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      6,500,000     8,426,652
     a,c        Dolphin Energy Ltd., 5.50% due 12/15/2021                           NR/A1        2,000,000     2,227,600
                Energen Corp., 4.625% due 9/1/2021                                 BBB/Baa3     10,000,000    10,319,770
                Energy Transfer Partners LP, 9.70% due 3/15/2019                  BBB-/Baa3      3,856,000     4,944,248
       a        Florida Gas Transmission, 4.00% due 7/15/2015                      BBB/Baa2      2,000,000     2,077,810
     a,c        Gazprom, 4.95% due 5/23/2016                                       BBB/Baa1      4,000,000     4,141,960
       a        Gulf South Pipeline Co. LP, 4.00% due 6/15/2022                    BBB/Baa1      4,000,000     3,980,420
     a,c        Korea National Oil Corp., 4.00% due 10/27/2016                       A/A1        2,000,000     2,119,390
                Murphy Oil Corp., 4.00% due 6/1/2022                               BBB/Baa3      3,000,000     3,055,359
       c        Norsk Hydro A/S, 6.70% due 1/15/2018                               AA-/Aa2       1,000,000     1,234,708
       a        Northern Natural Gas Co., 5.75% due 7/15/2018                        A/A2           50,000        59,592
                NuStar Logistics LP, 4.75% due 2/1/2022                           BBB-/Baa3      5,000,000     5,086,755
     a,c        Odebrecht Drill VIII/IX, 6.35% due 6/30/2021                       NR/Baa3       5,880,000     6,159,300
                Oneok Partners LP, 8.625% due 3/1/2019                             BBB/Baa2      7,865,000    10,215,770
     a,c        Origin Energy Finance Ltd., 5.45% due 10/14/2021                  BBB+/Baa1     10,000,000    10,705,340
       a        Semco Energy, Inc., 5.15% due 4/21/2020                            BBB+/A3       3,000,000     3,347,973
       c        Shell International Finance, 3.10% due 6/28/2015                    AA/Aa1       3,000,000     3,200,622
     a,c        Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017        A+/Aa3       6,000,000     6,101,634
                Sunoco Logistics, 8.75% due 2/15/2014                              NR/Baa2       5,000,000     5,443,160
       c        Total Capital International S.A., 1.55% due 6/28/2017               NR/NR        6,500,000     6,515,223
                Valero Logistics, 6.875% due 7/15/2012                            BBB-/Baa3      2,700,000     2,703,067
     a,c        Woodside Finance Ltd., 8.125% due 3/1/2014                        BBB+/Baa1      2,000,000     2,196,144

                                                                                                             134,110,187
            FOOD, BEVERAGE & TOBACCO -- 2.41%
              Beverages -- 0.89%
                Anheuser-Busch Cos., Inc., 4.375% due 1/15/2013                      A/A3        2,000,000     2,034,304
                Coca Cola Enterprises, Inc., 5.71% due 3/18/2037                    A+/NR        3,380,000     4,209,675
       c        Coca Cola HBC Finance BV, 5.125% due 9/17/2013                     BBB/Baa1      6,524,000     6,715,878
       c        Coca Cola HBC Finance BV, 5.50% due 9/17/2015                      BBB/Baa1      7,985,000     8,639,139
              Food Products -- 0.26%
     a,c        BRF-Brasil Foods S.A., 5.875% due 6/6/2022                        BBB-/Baa3      5,000,000     5,150,000
                Corn Products International, Inc., 3.20% due 11/1/2015             BBB/Baa2      1,000,000     1,043,157
              Tobacco -- 1.26%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,098,580
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      3,000,000     4,151,304
     a,c        B.A.T International Finance plc, 2.125% due 6/7/2017              BBB+/Baa1      8,000,000     7,989,464
     a,c        B.A.T International Finance plc, 3.25% due 6/7/2022               BBB+/Baa1      4,000,000     3,953,076
                Lorillard Tobacco Co., 6.875% due 5/1/2020                        BBB-/Baa2      5,000,000     5,912,780
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      5,000,000     6,205,360
                UST, Inc., 5.75% due 3/1/2018                                       BBB/NR       1,000,000     1,139,740

                                                                                                              58,242,457
            HOTELS RESTAURANTS & LEISURE -- 0.20%
              Hotels, Restaurants & Leisure -- 0.20%
       a        Hyatt Hotels Corp., 5.75% due 8/15/2015                            BBB/Baa2      2,500,000     2,741,355
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/A1        2,000,000     2,160,000

                                                                                                               4,901,355
            HOUSEHOLD & PERSONAL PRODUCTS -- 0.09%
              Household Products -- 0.09%
                Energizer Holdings, Inc., 4.70% due 5/24/2022                     BBB-/Baa3      2,000,000     2,086,726

                                                                                                               2,086,726
            INSURANCE -- 3.35%
              Insurance -- 3.35%
                Aflac, Inc., 8.50% due 5/15/2019                                    A-/A3        3,000,000     3,916,233
                Aflac, Inc., 2.65% due 2/15/2017                                    A-/A3        2,000,000     2,046,216
                Fidelity National Financial, 6.60% due 5/15/2017                  BBB-/Baa3      4,925,000     5,320,207
       a        Forethought Financial Group, Inc., 8.625% due 4/15/2021           BBB-/Baa3      5,700,000     5,875,303
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013                A/A2        1,000,000     1,016,830
                Hanover Insurance Group, 6.375% due 6/15/2021                     BBB-/Baa3      2,480,000     2,712,202
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      5,370,000     5,513,272
                Kemper Corp., 6.00% due 5/15/2017                                 BBB-/Baa3      1,950,000     2,065,752
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000     1,055,842
       a        MassMutual Global Funding LLC, 2.00% due 4/5/2017                  AA+/Aa2       8,000,000     8,046,600
       a        MetLife Global Funding I, 1.70% due 6/29/2015                      AA-/Aa3       4,000,000     4,003,008
       a        MetLife Global Funding I, 1.219% due 1/10/2014                     AA-/Aa3       6,000,000     6,004,320
       a        MetLife Institutional Funding II, 1.625% due 4/2/2015              AA-/Aa3       5,000,000     5,002,765
       c        Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                   BBB/NR       7,035,000     7,319,151
       a        Prudential Covered Trust Co., 2.997% due 9/30/2015                   A/NR        3,000,000     3,047,502
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      9,141,000     8,499,832
                Unitrin, Inc., 6.00% due 11/30/2015                               BBB-/Baa3      5,000,000     5,241,330
     a,c        White Mountains Re Group Ltd., 6.375% due 3/20/2017                BBB/Baa3      4,025,000     4,260,028

                                                                                                              80,946,393
            MATERIALS -- 2.06%
              Chemicals -- 0.59%
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       332,589
       a        Incitec Pivot Finance LLC, 6.00% due 12/10/2019                    BBB/Baa3      4,538,000     4,975,727
       a        Incitec Pivot Ltd., 4.00% due 12/7/2015                            BBB/Baa3      4,325,000     4,449,815
                RPM International, Inc., 6.125% due 10/15/2019                    BBB-/Baa3      4,000,000     4,577,996
              Construction Materials -- 0.06%
                CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa2      1,150,000     1,369,871
              Metals & Mining -- 1.41%
     a,c        Anglo American Capital, 9.375% due 4/8/2014                       BBB+/Baa1      1,000,000     1,124,584
       c        Anglogold Holdings plc, 5.375% due 4/15/2020                      BBB-/Baa2      7,100,000     7,296,883
       c        Arcelormittal, 3.75% due 8/5/2015                                 BBB-/Baa3      3,000,000     3,016,626
       c        Arcelormittal, 9.85% due 6/1/2019                                 BBB-/Baa3      8,089,000     9,626,225
       c        Arcelormittal, 4.50% due 2/25/2017                                BBB-/Baa3      3,000,000     2,954,124
       c        Kinross Gold Corp., 3.625% due 9/1/2016                            NR/Baa3       7,000,000     7,054,649
     a,c        Xstrata Canada Finance Corp., 3.60% due 1/15/2017                 BBB+/Baa2      3,000,000     3,089,628

                                                                                                              49,868,717
            MEDIA -- 0.74%
              Media -- 0.74%
     a,c        Globo Comunicacao e Participacoes S.A., 4.875% due 4/11/2022       BBB/Baa2      5,000,000     5,200,000
                The Washington Post Co., 7.25% due 2/1/2019                        BBB+/A3       5,000,000     5,725,660
                Time Warner Cable, Inc., 4.00% due 9/1/2021                        BBB/Baa2      2,000,000     2,101,704
                Time Warner Cable, Inc., 5.40% due 7/2/2012                         BBB/NR       3,000,000     3,000,000
                Time Warner Cable, Inc., 8.05% due 1/15/2016                       BBB/Baa2        200,000       240,175
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,663,038

                                                                                                              17,930,577
            MISCELLANEOUS -- 0.69%
              Miscellaneous -- 0.69%
                George Washington University, 4.411% due 9/15/2017                  A+/A1        1,750,000     1,984,990
                Rensselaer Polytechnic I, 5.60% due 9/1/2020                        A-/A3       10,925,000    12,540,480
                University of Chicago, 3.065% due 10/1/2024                         AA/Aa1       2,000,000     2,065,060

                                                                                                              16,590,530
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.76%
              Biotechnology -- 0.33%
                Biogen Idec, Inc., 6.875% due 3/1/2018                            BBB+/Baa2      3,000,000     3,661,335
                Genzyme Corp., 3.625% due 6/15/2015                                 AA-/A2       3,000,000     3,218,499
                Genzyme Corp., 5.00% due 6/15/2020                                  AA-/A2       1,000,000     1,175,955
              Pharmaceuticals -- 0.43%
       c        Teva Pharmaceuticals, 2.40% due 11/10/2016                          A-/A3        4,500,000     4,649,431
       c        Teva Pharmaceuticals, 3.65% due 11/10/2021                          A-/A3        3,500,000     3,681,223
                Tiers  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
       b        Certificate CPI Floating Rate Note, 4.501% due 2/1/2014             AA/A1        2,000,000     2,022,500

                                                                                                              18,408,943
            REAL ESTATE -- 0.85%
              Real Estate Investment Trusts -- 0.85%
                Alexandria Real Estate Equities, Inc., 4.60% due 4/1/2022         BBB-/Baa2      3,625,000     3,711,623
                Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017          BBB-/Baa2      4,000,000     4,279,496
     a,c        Goodman Funding Property Ltd., 6.00% due 3/22/2022                 BBB/Baa2     10,285,000    10,427,437
                Ventas Realty LP/Ventas Capital Corp., 4.00% due 4/30/2019         BBB/Baa2      2,000,000     2,050,988

                                                                                                              20,469,544
            RETAILING -- 0.88%
              Multiline Retail -- 0.36%
                Family Dollar Stores, Inc., 5.00% due 2/1/2021                    BBB-/Baa3      8,000,000     8,593,536
              Specialty Retail -- 0.52%
                Best Buy Co., Inc., 3.75% due 3/15/2016                           BBB-/Baa2      8,000,000     7,810,488
                Best Buy Co., Inc., 6.75% due 7/15/2013                           BBB-/Baa2      3,000,000     3,126,903
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,500,000     1,676,563

                                                                                                              21,207,490
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.71%
              Semiconductors & Semiconductor Equipment -- 0.71%
                KLA Tencor Corp., 6.90% due 5/1/2018                               BBB/Baa1     14,314,000    17,096,942

                                                                                                              17,096,942
            SOFTWARE & SERVICES -- 1.22%
              Information Technology Services -- 0.45%
                Computer Sciences Corp., 6.50% due 3/15/2018                       BBB/Baa2      6,075,000     6,485,063
                Electronic Data Systems Corp., 6.00% due 8/1/2013                  BBB+/A3       1,000,000     1,049,476
                SAIC Inc., 4.45% due 12/1/2020                                      A-/A3        2,000,000     2,147,020
                Western Union Co., 6.50% due 2/26/2014                              A-/A3        1,000,000     1,089,902
              Software -- 0.77%
                BMC Software, Inc., 7.25% due 6/1/2018                            BBB+/Baa2     15,564,000    18,744,052

                                                                                                              29,515,513
            TECHNOLOGY HARDWARE & EQUIPMENT -- 0.62%
              Communications Equipment -- 0.41%
       c        Ericsson LM, 4.125% due 5/15/2022                                  BBB+/A3       9,850,000     9,877,235
              Computers & Peripherals -- 0.21%
                Hewlett-Packard Co., 3.30% due 12/9/2016                           BBB+/A3       2,000,000     2,090,504
                Hewlett-Packard Co., 2.60% due 9/15/2017                           BBB+/A3       3,000,000     3,011,409

                                                                                                              14,979,148
            TELECOMMUNICATION SERVICES -- 4.24%
              Diversified Telecommunication Services -- 2.80%
                AT&T, Inc., 4.85% due 2/15/2014                                     A-/A2        1,000,000     1,065,261
       c        France Telecom, 5.375% due 7/8/2019                                 A-/A3       10,000,000    11,322,260
     a,b        Hidden Ridge Facility, 5.65% due 1/1/2022                          NR/Baa1       4,376,519     4,727,735
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                    A-/NR        3,000,000     3,852,495
     a,c        Oi S.A., 5.75% due 2/10/2022                                      BBB-/Baa2      5,000,000     5,095,000
     a,c        Qtel International Finance Ltd., 3.375% due 10/14/2016               A/A2          500,000       518,250
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                 A/A2        1,000,000     1,091,500
                Qwest Corp., 6.75% due 12/1/2021                                  BBB-/Baa3      3,000,000     3,375,546
       a        SBA Tower Trust, 4.254% due 4/15/2040                               NR/A2        9,225,000     9,647,681
       a        SBA Tower Trust, 5.101% due 4/15/2042                               NR/A2        2,305,000     2,525,148
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     3,022,500
       c        Telefonica Emisiones SAU, 6.421% due 6/20/2016                     BBB/Baa2     10,000,000     9,596,040
     a,c        Vivendi SA, 2.40% due 4/10/2015                                    BBB/Baa2      2,000,000     1,980,192
     a,c        Vivendi SA, 4.75% due 4/12/2022                                    BBB/Baa2      5,000,000     4,934,335
     a,c        Vivendi SA, 3.45% due 1/12/2018                                    BBB/Baa2      5,000,000     4,896,285
              Wireless Telecommunication Services -- 1.44%
       c        America Movil S.A.B. de C.V., 2.375% due 9/8/2016                   A-/A2        2,500,000     2,564,753
       c        America Movil S.A.B. de C.V., 5.00% due 10/16/2019                  A-/A2        5,000,000     5,673,945
       a        Crown Castle Towers LLC, 6.113% due 1/15/2040                       NR/A2        4,395,000     5,087,722
       a        Crown Castle Towers LLC, 5.495% due 1/15/2037                       NR/A2        8,220,000     9,123,690
       a        Richland Towers, 4.606% due 3/15/2041                               NR/NR        2,559,168     2,619,444
       a        Unison Ground Lease Funding LLC, 6.392% due 4/15/2020               NR/NR        8,540,000     9,902,976

                                                                                                             102,622,758
            TRANSPORTATION -- 1.97%
              Air Freight & Logistics -- 0.24%
       a        FedEx Corp., 2.625% due 1/15/2018                                   BBB/A3       5,000,000     5,050,830
                FedEx Corp., 8.76% due 5/22/2015                                    BBB/A3         640,076       691,282
              Airlines -- 1.02%
       e        American Airlines Pass-Through Trust, 8.625% due 4/15/2023        BBB-/Baa3      1,940,956     2,038,004
       a        Aviation Capital Group, 6.75% due 4/6/2021                         BBB-/NR       3,000,000     3,009,390
       a        Aviation Capital Group, 7.125% due 10/15/2020                      BBB-/NR       6,912,000     7,051,484
     a,c        BAA Funding Ltd., 2.50% due 6/25/2015                               A-/NR        5,000,000     5,027,980
     b,c        Iberbond plc, 4.826% due 12/24/2017                                 NR/A2        6,089,703     5,967,909
                United Airlines,  Inc. Pass-Through  Certificates,  10.40% due
                5/1/2018                                                          BBB+/Baa2      1,456,087     1,661,832
              Road & Rail -- 0.71%
     a,c        Asciano Finance, 5.00% due 4/7/2018                               BBB-/Baa2      2,000,000     2,089,138
     a,c        Asciano Finance, 4.625% due 9/23/2020                             BBB-/Baa2      5,000,000     4,974,355
     a,c        Asciano Finance, 3.125% due 9/23/2015                             BBB-/Baa2      3,000,000     2,985,711
       a        Penske Truck Leasing/PTL, 3.75% due 5/11/2017                     BBB-/Baa3      4,000,000     4,031,488
                Ryder System, Inc., 3.50% due 6/1/2017                            BBB+/Baa1      2,885,000     3,028,125

                                                                                                              47,607,528
            UTILITIES -- 5.90%
              Electric Utilities -- 4.03%
                Centerpoint Energy, 7.00% due 3/1/2014                              A-/A3        2,000,000     2,202,940
     a,c        E.ON International Finance BV, 5.80% due 4/30/2018                   A/A3        2,000,000     2,336,638
     a,c        Electricite de France SA, 5.50% due 1/26/2014                       A+/Aa3       1,250,000     1,323,406
                Empire District Electric Co., 4.65% due 6/1/2020                   BBB+/A3       3,000,000     3,337,077
     a,c        Enel Finance International S.A., 6.25% due 9/15/2017              BBB+/Baa1      9,500,000     9,536,556
                Entergy Louisiana LLC, 4.80% due 5/1/2021                           A-/A3        4,300,000     4,839,078
                Entergy Texas, Inc., 3.60% due 6/1/2015                           BBB+/Baa2      3,000,000     3,121,503
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      2,000,000     2,447,288
       a        Great River Energy Series 2007-A, 5.829% due 7/1/2017              A-/Baa1       3,075,286     3,284,129
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A3          925,000       957,679
     a,c        Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014               BBB+/Baa1      6,000,000     5,838,492
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A2        1,000,000     1,197,895
       a        Kincaid Generation LLC, 7.33% due 6/15/2020                        BBB-/Ba1      7,274,510     8,343,753
     a,c        Korea Hydro and Nuclear Power Co., Ltd., 4.75% due 7/13/2021         A/A1        7,000,000     7,609,777
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                       A/A1        1,000,000     1,023,996
                Metropolitan Edison Co., 7.70% due 1/15/2019                      BBB-/Baa2      2,250,000     2,840,672
       a        Midland Cogen Venture, 6.00% due 3/15/2025                         BBB-/NR       7,912,000     8,486,903
       a        Monongahela Power Co., 5.70% due 3/15/2017                        BBB+/Baa1      4,785,000     5,488,548
                MP Environmental, 4.982% due 7/15/2016                             AAA/Aaa       1,856,257     1,929,847
                Public Service Co. of New Mexico, 5.35% due 10/1/2021             BBB-/Baa3      3,000,000     3,153,738
       a        Rochester Gas & Electric, 5.90% due 7/15/2019                        A/A3       11,732,000    12,927,221
       a        Steelriver Transmission Co. LLC, 4.71% due 6/30/2017               NR/Baa2       3,871,062     3,990,213
                Toledo Edison Co., 7.25% due 5/1/2020                              BBB/Baa1      1,000,000     1,281,434
              Gas Utilities -- 0.36%
     a,c        ENN Energy Holdings Ltd., 6.00% due 5/13/2021                     BBB-/Baa3      6,000,000     6,036,282
       a        Maritimes and North East Pipeline, 7.50% due 5/31/2014            BBB-/Baa3      2,635,200     2,818,979
              Multi-Utilities -- 1.51%
                Ameren Energy Generating Co., 7.00% due 4/15/2018                  BB-/Ba3       2,000,000     1,730,000
                Black Hills Corp., 5.875% due 7/15/2020                           BBB-/Baa3      5,000,000     5,660,255
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB-/Baa3      3,640,000     4,110,714
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB-/Baa3      4,000,000     4,305,472
       a        Niagara Mohawk Power Corp., 4.881% due 8/15/2019                    A-/A3       10,000,000    11,305,560
                Scana Corp., 4.125% due 2/1/2022                                   BBB/Baa3      2,000,000     2,018,080
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013              A-/A3        5,000,000     5,250,000
                Union Electric Co., 4.65% due 10/1/2013                            BBB+/A3       2,000,000     2,077,856

                                                                                                             142,811,981

            TOTAL CORPORATE BONDS (Cost $1,307,424,447)                                                    1,349,612,217

            CONVERTIBLE BONDS -- 1.51%
            DIVERSIFIED FINANCIALS -- 1.31%
              Capital Markets -- 1.31%
                Fifth Street Finance Corp., 5.375% due 4/1/2016                    BBB-/NR      13,000,000    12,610,000
                Apollo Investment Corp., 5.75% due 1/15/2016                        BBB/NR      19,400,000    19,060,500

                                                                                                              31,670,500
            MATERIALS -- 0.20%
              Metals & Mining -- 0.20%
       c        Kinross Gold Corp., 1.75% due 3/15/2028                             NR/NR        5,000,000     4,943,750

                                                                                                               4,943,750

            TOTAL CONVERTIBLE BONDS (Cost $36,624,706)                                                        36,614,250

            MUNICIPAL BONDS -- 6.30%
                American  Campus   Properties   Student  Housing,   7.38%  due
                9/1/2012 (Insured: Natl-Re)                                        BBB/Baa2        685,000       685,980
                American Fork City Utah, 5.07% due 3/1/2013 (Insured: AGM)         AA-/Aa3         120,000       122,730
                American Municipal Power Ohio, Inc., 5.072% due 2/15/2018            A/A1        5,000,000     5,633,000
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                   BBB+/A1       2,095,000     2,103,715
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                   BBB+/A1       3,270,000     3,437,980
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,401,539
                California Health Facilities  Financing  Authority,  6.76% due
                2/1/2019                                                            A-/NR        3,905,000     4,510,705
                California  School  Finance  Authority,  5.041%  due  7/1/2020
                (LOC: City National Bank)                                           AA+/NR       4,000,000     4,383,240
                Camden County New Jersey, 5.47% due 7/1/2018                        A+/A2        2,140,000     2,407,735
                Camden County New Jersey, 5.62% due 7/1/2019                        A+/A2        3,025,000     3,404,365
                Carson California Redevelopment Agency, 4.511% due 10/1/2016        A-/NR        5,000,000     5,013,700
                City of  North  Little  Rock  Arkansas,  3.562%  due  7/1/2022
                (Insured: AGM)                                                      AA-/NR       8,185,000     8,196,868
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                BBB-/NR         395,000       396,347
                Connecticut Housing Finance Authority, 5.071% due 11/15/2019       AAA/Aaa       3,430,000     3,592,376
                Florida State Board of Education, 3.60% due 6/1/2015               AAA/Aa1       3,000,000     3,209,070
                Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020         AA-/NR       2,250,000     2,460,645
                Hanover  Pennsylvania  Area School District  Notes,  4.47% due
                3/15/2013 (Insured: AGM)                                           AA-/Aa3       1,385,000     1,419,528
                Illinois Finance Authority Revenue Bonds,  5.629% due 7/1/2016
                (Insured: Syncora)                                                  A+/NR        1,425,000     1,495,780
       f        Los Angeles  California  Department  of  Airports,  5.175% due
                5/15/2017                                                           AA-/A1       4,000,000     4,457,280
                Los Angeles California  Municipal  Improvement  Corp.,  6.165%
                due 11/1/2020                                                       A+/A3       10,000,000    11,407,500
                Los  Angeles   County   California   Public  Works   Financing
                Authority, 5.591% due 8/1/2020                                      A+/A1        3,000,000     3,337,920
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                    AA-/Aa3       1,390,000     1,382,438
                Maine Finance Authority Waste Motor Oil, 4.55% due 10/1/2014         A/NR        1,125,000     1,167,199
                Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                   NR/Aa2       3,350,000     3,452,711
       a        Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)        AA-/Baa3      1,020,000     1,016,542
                Mississippi  Development  Bank Special  Obligation,  5.21% due
                7/1/2013 (Insured: AGM)                                             AA-/NR       1,200,000     1,246,596
                New York  City  Transitional  Finance  Authority,  4.075%  due
                11/1/2020                                                          AAA/Aa1       2,500,000     2,747,225
                New York, New York GO, 3.48% due 10/1/2018                          AA/Aa2       3,500,000     3,741,990
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,619,538
                Ohio  Housing   Financing   Agency  Mtg,  5.20%  due  9/1/2014
                (GNMA/FNMA)                                                         NR/Aaa       2,395,000     2,522,486
                Oklahoma Development Finance Authority, 8.00% due 5/1/2020          NR/NR        8,500,000     8,649,600
                Orleans Parish Louisiana School Board GO, 4.40% due 2/1/2021       AA-/Aa3      10,000,000    10,894,700
                Port St. Lucie Florida, 4.457% due 9/1/2014 (Wyndcrest)             A/Aa3        1,470,000     1,494,578
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                    A-/NR        2,415,000     2,513,580
                Riverside California, 5.61% due 8/1/2017                           AA-/Aa2       2,000,000     2,300,920
                San Bernardino  County  California  San Sevaine  Redevelopment
                Agency, 7.135% due 9/1/2020                                         BBB/NR       2,005,000     2,130,132
                San  Francisco   California  City  and  County   Redevelopment
                Financing Authority, 8.00% due 8/1/2019                             A/Ba1        6,500,000     7,552,480
                San Jose California Redevelopment Agency, 3.447% due 8/1/2013       A/Ba1        1,000,000     1,014,800
                San Jose California Redevelopment Agency, 4.281% due 8/1/2014       A/Ba1          750,000       779,340
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,950,000     4,872,562
                San  Marcos  California   Redevelopment   Agency,  6.125%  due
                10/1/2018                                                           AA-/NR       5,000,000     5,428,400
                Victor New York, 9.20% due 5/1/2014                                 NR/NR          490,000       504,710
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 3.80% due 9/1/2019                                AA-/NR       3,000,000     3,122,250
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 4.00% due 9/1/2020                                AA-/NR       2,750,000     2,866,765
                Wisconsin State Health and Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        1,325,000     1,300,726
                Yuba  California   Levee  Financing   Authority,   6.375%  due
                9/1/2021                                                            AA-/NR       1,000,000     1,084,630

            TOTAL MUNICIPAL BONDS (Cost $141,842,853)                                                        152,484,901

            SHORT TERM INVESTMENTS -- 8.69%
                Bank of New York Tri-Party Repurchase Agreement 0.30% dated
                6/29/2012 due 7/2/2012, repurchase price $69,001,725
                collateralized by 9 corporate debt securities, having an average coupon of 6.28%, a minimum credit weighting of BBB, maturity dates from 9/15/2016 to 7/15/2040, and having an
                aggregate market value of $73,486,293 at 6/29/2012                  NR/NR       69,000,000    69,000,000
                Consolidated Edison Co., 0.30% due 7/6/2012                         NR/NR       27,351,000    27,349,860
                McCormick & Co., Inc., 0.22% due 7/2/2012                           NR/NR      100,000,000    99,999,389
                Wisconsin Public Service, 0.27% due 7/2/2012                        NR/NR       13,900,000    13,899,896

            TOTAL SHORT TERM INVESTMENTS (Cost $210,249,145)                                                 210,249,145

TOTAL INVESTMENTS -- 98.13% (Cost $2,315,383,084)                                                        $ 2,374,171,659

OTHER ASSETS LESS LIABILITIES -- 1.87%                                                                        45,147,925

NET ASSETS -- 100.00%                                                                                    $ 2,419,319,584

Footnote Legend
+ Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the aggregate value of these securities in the Fund's portfolio was $866,742,909, representing 35.83% of the Fund's net assets.
b Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d   When-issued security.
e   Bond in default.
f   Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
SBA        Small Business Administration
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation of Investments: Debt obligations have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. Quotations for any foreign debt obligations in foreign currencies are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. When quotations are not available, debt obligations are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Funds, the valuation and pricing committee determines a fair value for the obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by a Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1              Level 2             Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     20,389,106   $     20,389,106      $            --    $             --
    U.S. Government Agencies                 41,542,236                 --           35,344,648           6,197,588
    Other Government                         94,383,234                 --           88,402,194           5,981,040
    Mortgage Backed                         191,075,446                 --          191,075,446                  --
    Asset Backed Securities                 277,821,124                 --          258,100,857          19,720,267
    Corporate Bonds                       1,349,612,217                 --        1,312,415,945          37,196,272
    Convertible Bonds                        36,614,250                 --           36,614,250                  --
    Municipal Bonds                         152,484,901                 --          152,484,901                  --
    Short Term Investments                  210,249,145                 --          210,249,145                  --

Total Investments in Securities        $  2,374,171,659   $     20,389,106      $ 2,284,687,386    $     69,095,167

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2012, is as follows:

                                    Asset Backed     Corporate
                                     Securities        Bonds       Government        Total
Beginning Balance 9/30/2011        $  10,032,000  $  20,171,794 $   8,568,169   $  38,771,963
Accrued Discounts/(Premiums)              22,594        (75,258)     (109,880)       (162,544)
Net Realized Gain/(Loss)                  61,816         59,907         1,256         122,979
Gross Purchases                       15,998,761     17,319,310     3,410,640      36,728,711
Gross Sales                             (387,068)    (2,954,148)      (82,169)     (3,423,385)
Change in Unrealized
Appreciation(Depreciation)               116,342      1,321,702       390,612       1,828,656
Transfers into Level 3 (a)             3,907,822     12,051,861            --      15,959,683
Transfers out of Level 3 (a)         (10,032,000)   (10,698,896)           --     (20,730,896)

Ending Balance 6/30/2012 (b)       $  19,720,267  $  37,196,272 $  12,178,628   $  69,095,167

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 2.86% of Total Net Assets at the period ended June 30, 2012.

Significant Unobservable Inputs Used in Fair Value Measurements as of June 30, 2012:

                                             Level 3                Valuation               Unobservable
                                           Fair Value               Technique                  Input

    Asset Backed Securities             $  19,720,267          Comparable Securities        Broker Quote
    Corporate Bonds                     $  37,196,272          Comparable Securities        Broker Quote
    Government                          $  12,178,628          Comparable Securities        Broker Quote

The significant unobservable inputs used in determining valuations for investments identified above within Level 3 are periodic indications or quotations obtained from securities broker dealers. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Changes in value indications or quotations received are ordinarily reflected in changes to fair values for these investments. Changes in fair values for these investments, in response to changes in value indications or quotations, are not expected to have a material impact on the Fund's net asset value.

The investment advisor's valuation and pricing committee is responsible for obtaining and evaluating inputs identified as unobservable, and is assisted by other personnel of the advisor as requested. The committee evaluates these inputs at varying intervals depending upon their perceived reliability, market conditions and other factors. The committee reports to the advisor's management and to the audit committee of the Fund's Trustees.

Valuation Measurements: It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Funds recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Strategic Income Fund                                                           June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 3.37%
              DIVERSIFIED FINANCIALS -- 0.38%
                Capital Markets -- 0.26%
                 Apollo Investment Corp.                                                  168,060       $    1,290,701
                Diversified Financial Services -- 0.12%
                 KKR Financial Holdings LLC                                                73,000              621,960

                                                                                                             1,912,661
              ENERGY -- 0.56%
                Energy Equipment & Services -- 0.32%
                 Seadrill Ltd.                                                             46,100            1,635,953
                Oil, Gas & Consumable Fuels -- 0.24%
                 Eni S.p.A.                                                                58,500            1,242,252

                                                                                                             2,878,205
              INSURANCE -- 0.05%
                Insurance -- 0.05%
                 Swiss Re Ltd.                                                              4,400              276,057

                                                                                                               276,057
              REAL ESTATE -- 1.91%
                Real Estate Investment Trusts -- 1.91%
                 Annaly Capital Management, Inc.                                          207,100            3,475,138
                 Chimera Investment Corp.                                                 770,900            1,819,324
                 Invesco Mortgage Capital, Inc.                                           242,900            4,454,786

                                                                                                             9,749,248
              TELECOMMUNICATION SERVICES -- 0.36%
                Diversified Telecommunication Services -- 0.36%
                 Telstra Corp. Ltd.                                                       483,000            1,824,152

                                                                                                             1,824,152
              UTILITIES -- 0.11%
                Electric Utilities -- 0.06%
                 Enel S.p.A.                                                               87,856              282,624
                Multi-Utilities -- 0.05%
                 E. ON AG                                                                  13,100              281,827

                                                                                                               564,451

            TOTAL COMMON STOCK (Cost $17,741,681)                                                           17,204,774

            PREFERRED STOCK -- 3.80%
              BANKS -- 2.58%
                Commercial Banks -- 1.97%
                 First Niagara Financial Group Pfd, 8.75%                                  40,000            1,095,960
                 GMAC Capital Trust I Pfd, 8.125%                                         100,000            2,405,000
                 Huntington Bancshares Pfd, 8.50%                                             750              859,500
                 Royal Bank of Scotland plc Pfd, 7.25%                                    110,000            2,161,500
                 Webster Financial Corp. Pfd, 8.50%                                            15               16,425
       a         Wintrust Financial Corp. Pfd, 5.00%                                        3,500            3,522,120
                Thrifts & Mortgage Finance -- 0.61%
                 Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,138,750

                                                                                                            13,199,255
              FOOD, BEVERAGE & TOBACCO -- 0.11%
                Food Products -- 0.11%
                 H.J. Heinz Finance Co. Pfd, 8.00%                                              5              536,563

                                                                                                               536,563
              MISCELLANEOUS -- 0.23%
                U.S. Government Agencies -- 0.23%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      1,000            1,163,750

                                                                                                             1,163,750
              REAL ESTATE -- 0.26%
                Real Estate Investment Trusts -- 0.26%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,325,000

                                                                                                             1,325,000
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.26%
                Communications Equipment -- 0.26%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             2,000            1,350,000

                                                                                                             1,350,000
              UTILITIES -- 0.36%
                Multi-Utilities -- 0.36%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                        50,000            1,828,125

                                                                                                             1,828,125

            TOTAL PREFERRED STOCK (Cost $18,744,620)                                                        19,402,693

            ASSET BACKED SECURITIES -- 10.09%
              ADVANCED RECEIVABLES -- 0.39%
                  AH Mtg Advance Trust, 6.90%, 9/15/2043                            $   2,000,000            2,000,005

                                                                                                             2,000,005
              COMMERCIAL MTG TRUST -- 1.45%
                  Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1,
                  2.92%, 3/25/2034                                                        171,400              143,951
                  Commercial Mtg Pass-Through Certificates, Series 2011-FL1 Class
                  B, 3.826%, 7/17/2028                                                  1,987,594            2,009,440
  b               CVS Pass-Through Trust, 9.35%, 1/10/2023                              4,605,000            5,271,390

                                                                                                             7,424,781
              OTHER ASSET BACKED -- 2.69%
                  Dominos Pizza Master Issuer LLC,  Series 2012-1A Class A2,
                  5.216%, 1/25/2042                                                     1,992,500            2,082,228
  c               JPR Royalty LLC, 14.00%, 12/1/2020                                    2,000,000            2,000,000
                  MIRAMAX LLC, Series 2011-1A Class A, 6.25%, 10/20/2021                1,685,714            1,748,541
                  MIRAMAX LLC, Series 2011-1A Class B, 10.00%, 10/20/2021               1,966,667            1,986,967
  b               QHP PhaRMA, 10.25%, 3/15/2015                                           113,689              113,956
  b               Richland Towers, 7.87%, 3/15/2041                                     2,000,000            2,048,488
  c               Trafigura Securitisation Finance plc, Series 2012-1A Class B,
                  4.242%, 10/15/2015                                                    2,000,000            2,000,937
                  Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025            1,782,525            1,782,525

                                                                                                            13,763,642
              RESIDENTIAL MTG TRUST -- 4.15%
                  Banc of America Funding Corp., Series 2006-I Class SB1, 2.98%,
                  12/20/2036                                                              939,186              202,216
                  Banc of America Mtg Services, Series 2005-A Class B1, 3.157%,
                  2/25/2035                                                               906,456               89,487
                  Bayview Financial Acquisition Trust, 0.925%, 4/28/2039                4,000,000            2,541,032
                  Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.561%, 8/25/2033       493,911              294,892
                  Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036                806,572              607,143
                  Countrywide, Series 2006-15 Class A6, 5.826%, 10/25/2046                383,572              282,225
                  CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1,
                  0.945%, 3/25/2045                                                     2,750,000            2,368,611
                  FBR Securitization Trust, Series 2005-2 Class M-1, 0.965%,
                  9/25/2035                                                             3,000,000            2,106,644
                  FREMF Mtg Trust, Series 2012-K709 Class C, 3.74%, 4/25/2045           3,046,000            2,559,865
                  JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4,
                  0.385%, 7/25/2036                                                     1,645,000            1,418,829
                  JPMorgan, Series 2007-CH5 Class A2, 0.295%, 5/25/2037                   272,312              267,353
                  Merrill Lynch Mtg Investors Trust, 2.615%, 8/25/2034                    326,567              264,945
                  Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.565%,
                  11/25/2035                                                            1,582,842            1,334,286
                  New Century Home Equity Loan Trust, 0.675%, 6/25/2035                 2,000,000            1,769,801
                  Park Place Securities, Inc., Series 2004- MHQ1 Class M2, 0.995%,
                  12/25/2034                                                            2,250,000            1,788,741
                  Residential Asset Securities Corp., 0.395%, 6/25/2036                 1,780,504            1,632,311
                  Structured Asset Investment Loan Trust, 1.205%, 8/25/2033             1,828,512            1,592,946
                  Wells Fargo Asset Securities Corp., Series 2005-AR1 Class B1,
                  2.615%, 2/25/2035                                                       371,605               31,765
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.615%, 3/25/2035                                                       374,105               26,786

                                                                                                            21,179,878
              STUDENT LOAN -- 1.41%
                  Access Group, Inc., Series 2005-A Class A3, 0.866%, 7/25/2034         4,000,000            2,940,590
                  SLM Student Loan Trust, Series 2004-B Class A3, 0.798%, 3/15/2024     2,000,000            1,554,268
                  SLM Student Loan Trust, Series 2006-A Class A4, 0.658%,
                  12/15/2023                                                            3,000,000            2,683,962

                                                                                                             7,178,820

            TOTAL ASSET BACKED SECURITIES (Cost $53,221,912)                                                51,547,126

            CORPORATE BONDS -- 57.11%
              BANKS -- 3.50%
                Commercial Banks -- 2.87%
  b,d             Banco do Brasil SA, 5.875%, 1/26/2022                                 1,000,000            1,026,300
  b,d             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   1,000,000              995,000
  b,d             Banco Pine SA, 8.75%, 1/6/2017                                        2,000,000            1,897,500
  b,d             Credit Agricole London, 1.916%, 1/21/2014                             1,688,000            1,639,910
  a,b,d,e         Islandsbanki, 2.951%, 10/15/2008                                         60,000               16,050
  a,b,d,e         Landsbanki Islands HF, 5.73%, 8/25/2009                                 175,000                8,750
                  National City Bank Floating Rate Note, 0.838%, 6/7/2017               1,000,000              935,493
  b               PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
                  12/31/2049                                                              500,000              511,195
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           1,500,000            1,582,332
  d               Royal Bank of Scotland plc, 9.50%, 3/16/2022                          2,000,000            2,089,000
  b,d             Santander Issuances, 6.50%, 8/11/2019                                 1,000,000              865,202
                  Susquehanna Capital II, 11.00%, 3/23/2040                             1,000,000            1,067,500
  b               Webster Bank, 5.875%, 1/15/2013                                       2,000,000            2,024,956
                Thrifts & Mortgage Finance -- 0.63%
  b,d             Northern Rock Asset Management plc, 5.625%, 6/22/2017                 3,000,000            3,249,525

                                                                                                            17,908,713
              CAPITAL GOODS -- 5.24%
                Industrial Conglomerates -- 1.48%
                  General Electric Capital Corp., 0.608%, 6/20/2014                     1,000,000              988,797
  b,d             Hutchison Whampoa International (10) Ltd., 6.00%, 12/31/2049          2,000,000            2,050,000
  b               Nesco LLC/Holdings Corp., 11.75%, 4/15/2017                           1,250,000            1,281,250
                  Otter Tail Corp., 9.00%, 12/15/2016                                   3,000,000            3,255,000
                Machinery -- 1.19%
                  Case New Holland, Inc., 7.75%, 9/1/2013                               1,000,000            1,062,500
  b,d             Zoomlion Hong Kong SPV Co. Ltd., 6.875%, 4/5/2017                     5,000,000            5,050,000
                Trading Companies & Distributors -- 2.57%
  c               Air Lease Corp., 7.375%, 1/30/2019                                    3,000,000            3,060,000
  b               Aviation Capital Group, 7.125%, 10/15/2020                            1,881,000            1,918,959
  b               Aviation Capital Group, 6.75%, 4/6/2021                               2,500,000            2,507,825
  b               International Lease Finance Corp., 6.50%, 9/1/2014                    2,000,000            2,110,000
                  International Lease Finance Corp., 5.75%, 5/15/2016                     500,000              507,291
                  International Lease Finance Corp., 4.875%, 4/1/2015                   3,000,000            3,014,847

                                                                                                            26,806,469
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.33%
                Professional Services -- 0.33%
                  Affinion Group, Inc., 7.875%, 12/15/2018                              2,000,000            1,705,000

                                                                                                             1,705,000
              CONSUMER SERVICES -- 0.67%
                Hotels, Restaurants & Leisure -- 0.67%
  b               Ruby Tuesday, Inc., 7.625%, 5/15/2020                                 1,500,000            1,338,750
  b               Sizzling Platter LLC, 12.25%, 4/15/2016                               2,000,000            2,080,000

                                                                                                             3,418,750
              DIVERSIFIED FINANCIALS -- 4.72%
                Capital Markets -- 2.17%
  b,d             Macquarie Bank Ltd., 5.00%, 2/22/2017                                 2,000,000            2,037,006
  b,d             Macquarie Group Ltd., 7.30%, 8/1/2014                                 1,000,000            1,064,631
  d               Man Group plc, 2.118%, 9/22/2015                                      5,000,000            3,800,000
  b               Nationstar Mtg LLC/Nationstar Capital Corp., 9.625%, 5/1/2019         3,000,000            3,172,500
                  Oppenheimer Holdings, Inc., 8.75%, 4/15/2018                          1,000,000              995,000
                Consumer Finance -- 1.51%
  b,c,d           DFS Funding Corp., 1.293%, 6/15/2015                                  1,200,000            1,128,000
                  North Fork Bancorp, Inc., 5.875%, 8/15/2012                           1,000,000            1,004,690
                  SLM Corp., 6.00%, 1/25/2017                                           2,000,000            2,066,052
                  SLM Corp., 6.25%, 1/25/2016                                           1,000,000            1,050,000
                  TMX Finance LLC, 13.25%, 7/15/2015                                    1,000,000            1,105,000
                  TMX Finance LLC, 13.25%, 7/15/2015                                    1,250,000            1,381,250
                Diversified Financial Services -- 1.04%
  b               Citicorp, 8.04%, 12/15/2019                                             250,000              290,840
                  Citigroup, Inc., 5.00%, 9/15/2014                                       750,000              768,800
  c               Counts, Series 1998 II-A, 6.67%, 2/15/2018                              178,123              168,505
  d               Korea Development Bank, 5.30%, 1/17/2013                                200,000              203,900
                  Merrill Lynch & Co., 1.016%, 5/2/2017                                 2,500,000            2,097,790
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          2,000,000            1,785,000

                                                                                                            24,118,964
              ENERGY -- 9.50%
                Energy Equipment & Services -- 1.27%
  b,d             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                          2,250,000            2,491,875
  b               Schahin II Finance Co. SPV, 5.875%, 9/25/2023                         4,000,000            4,010,000
                  Seacor Holdings, Inc., 7.375%, 10/1/2019                                      0                    0
                Oil, Gas & Consumable Fuels -- 8.23%
  b               Aurora USA Oil & Gas, Inc., 9.875%, 2/15/2017                         2,000,000            2,050,000
                  Black Elk Energy Offshore, 13.75%, 12/1/2015                          2,000,000            2,010,000
  b               DCP Midstream LLC, 9.75%, 3/15/2019                                     500,000              648,204
  b               Endeavour International, 12.00%, 3/1/2018                             3,000,000            3,120,000
                  Energy Transfer Partners LP, 8.50%, 4/15/2014                           500,000              553,519
                  Energy Transfer Partners LP, 9.70%, 3/15/2019                         1,500,000            1,923,333
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                   2,000,000            2,140,000
  b               Everest Acquisition LLC, 9.375%, 5/1/2020                             3,000,000            3,108,750
  b               Everest Acquisition LLC, 6.875%, 5/1/2019                             1,000,000            1,045,000
  b,d             Gaz Capital SA, 7.51%, 7/31/2013                                      1,000,000            1,051,080
  b               Green Field Energy Services, 13.00%, 11/15/2016                       2,000,000            1,720,000
  b               Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                    878,400              939,660
                  Niska Gas Storage, 8.875%, 3/15/2018                                  2,000,000            1,950,000
                  Northern Tier Energy LLC, 10.50%, 12/1/2017                           1,500,000            1,605,000
  b,d             Odebrecht Drill VIII/IX, 6.35%, 6/30/2021                             1,960,000            2,053,100
  b,d             Origin Energy Finance Ltd., 5.45%, 10/14/2021                         1,000,000            1,070,534
  b,d             Pacific Rubiales Energy Corp., 7.25%, 12/12/2021                      2,000,000            2,170,000
  b,d             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      1,000,000            1,226,500
                  Petrobras International Finance Co., 2.875%, 2/6/2015                 1,000,000            1,015,000
  a,b,d,e         Petroplus Finance Ltd., 6.75%, 5/1/2014                               1,000,000              115,000
                  Plains All American Pipeline LP, 8.75%, 5/1/2019                      1,000,000            1,318,938
  b               QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2018                     1,781,200            1,816,824
                  Raam Global Energy Co., 12.50%, 10/1/2015                             2,000,000            2,052,500
  b               Rockies Express Pipeline, 6.85%, 7/15/2018                            2,000,000            1,960,000
  b               Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016             2,000,000            2,211,100
                  Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                           1,000,000            1,176,350

                                                                                                            48,552,267
              FOOD, BEVERAGE & TOBACCO -- 1.53%
                Food Products -- 1.29%
  b,d             BRF-Brasil Foods S.A., 5.875%, 6/6/2022                               2,000,000            2,060,000
                  Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                321,000              343,020
  b               Harmony Foods Corp., 10.00%, 5/1/2016                                 2,000,000            2,075,000
  b,d             Minerva Luxembourg SA, 12.25%, 2/10/2022                              2,000,000            2,080,000
                Tobacco -- 0.24%
                  Lorillard Tobacco Co., 8.125%, 6/23/2019                              1,000,000            1,241,072

                                                                                                             7,799,092
              HEALTH CARE EQUIPMENT & SERVICES -- 2.31%
                Health Care Equipment & Supplies -- 0.63%
  b               Physio-Control International Corp., 9.875%, 1/15/2019                 3,000,000            3,195,000
                Health Care Providers & Services -- 0.97%
                  Aurora Diagnostics Holdings LLC, 10.75%, 1/15/2018                    1,000,000              995,000
  b               Fresenius Medical Care, 6.50%, 9/15/2018                                500,000              543,750
  b               Prospect Medical Holdings, Inc., 8.375%, 5/1/2019                     3,500,000            3,438,750
                Health Care Technology -- 0.71%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                              3,500,000            3,613,750

                                                                                                            11,786,250
                Insurance -- 3.67%
  b               Forethought Financial Group, 8.625%, 4/15/2021                        2,000,000            2,061,510
  b               National Life Insurance of Vermont, 10.50%, 9/15/2039                 1,000,000            1,331,589
  c               Northwind Holdings LLC, 1.247%, 12/1/2037                             1,326,909            1,061,527
  b,d             Oil Casualty Insurance, 8.00%, 9/15/2034                              1,934,000            2,140,687
  b               Oil Insurance Ltd., 3.452%, 12/31/2049                                1,000,000              868,280
  b               Prudential Holdings LLC, 8.695%, 12/18/2023                             585,000              722,294
  b,d             QBE Insurance Group Ltd., 9.75%, 3/14/2014                              780,000              848,036
  b,d             QBE Insurance Group Ltd., 5.647%, 7/1/2023                            3,500,000            3,254,503
                  Unum Group, 7.125%, 9/30/2016                                           500,000              576,685
  b,d             White Mountains Re Group Ltd., 7.506%, 12/31/2049                     2,500,000            2,397,675
                  Willis North America, Inc., 7.00%, 9/29/2019                          1,286,000            1,490,280
  b               ZFS Finance USA Trust II, 6.45%, 12/15/2065                           2,000,000            2,000,000

                                                                                                            18,753,066
              MATERIALS -- 3.51%
                Construction Materials -- 1.03%
  b,d             China Shanshui Cement Goup Ltd., 10.50%, 4/27/2017                    2,000,000            2,005,000
                  Texas Industries, Inc., 9.25%, 8/15/2020                              3,250,000            3,250,000
                Containers & Packaging -- 0.39%
  b               Tekni-Plex, Inc., 9.75%, 6/1/2019                                     2,000,000            2,020,000
                Metals & Mining -- 1.98%
  d               ArcelorMittal, 9.85%, 6/1/2019                                        1,000,000            1,190,039
  b,d             FMG Resources, 8.25%, 11/1/2019                                       2,000,000            2,120,000
  b,d             Inmet Mining Corp., 8.75%, 6/1/2020                                   1,750,000            1,732,500
  b               Molycorp, Inc., 10.00%, 6/1/2020                                      2,500,000            2,475,000
  b,d             Posco, 8.75%, 3/26/2014                                                 500,000              553,161
  d               Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                   50,000               55,101
  d               Thompson Creek Metals Co., 12.50%, 5/1/2019                           2,000,000            1,970,000
                Miscellaneous -- 0.11%
  b,d             Anglo American Capital, 9.375%, 4/8/2014                                500,000              562,292

                                                                                                            17,933,093
              MEDIA -- 1.37%
                Media -- 1.37%
                  Friendfinder Networks, Inc., 14.00%, 9/30/2013                          538,673              430,939
  b,d             Nara Cable Funding Ltd., 8.875%, 12/1/2018                            2,000,000            1,720,000
  b,d             Nara Cable Funding Ltd., 8.875%, 12/1/2018                            1,000,000              850,000
  b               Proquest LLC, 9.00%, 10/15/2018                                       2,000,000            1,780,000
                  Washington Post Co., 7.25%, 2/1/2019                                    500,000              572,566
  b               WM Finance Corp., 9.50%, 6/15/2016                                    1,000,000            1,090,000
                  WMG Acquisition Corp., 11.50%, 10/1/2018                                500,000              552,500

                                                                                                             6,996,005
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.24%
                Life Sciences Tools & Services -- 0.56%
  b               BPA Laboratories, Inc., 12.25%, 4/1/2017                              3,000,000            2,880,000
                Pharmaceuticals -- 0.68%
  b,c             Alvogen Pharma U.S., Inc., 10.50%, 3/15/2019                          3,000,000            3,000,000
                  KV Pharmaceutical Co., 12.00%, 3/15/2015                              1,500,000              465,000

                                                                                                             6,345,000
              REAL ESTATE -- 0.73%
                Real Estate Investment Trusts -- 0.73%
                  Bayview Financial Asset Trust, Series 2003-SSRA Class M, 1.595%,
                  10/25/2038                                                              806,029              712,532
  b,d             Goodman Funding Property Ltd., 6.00%, 3/22/2022                       3,000,000            3,041,547

                                                                                                             3,754,079
              RETAILING -- 0.70%
                Multiline Retail -- 0.19%
  b,d             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,000,000              995,000
                Specialty Retail -- 0.51%
  b,f             Sonic Automotive, Inc., 7.00%, 7/15/2022                              2,500,000            2,587,500

                                                                                                             3,582,500
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.23%
                Semiconductors & Semiconductor Equipment -- 0.23%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                     1,000,000            1,194,421

                                                                                                             1,194,421
              SOFTWARE & SERVICES -- 0.87%
                Internet Software & Services -- 0.66%
  b,d             EAccess Ltd., 8.25%, 4/1/2018                                         1,555,000            1,415,050
                  EarthLink, Inc., 8.875%, 5/15/2019                                    2,000,000            1,947,500
                Software -- 0.21%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             1,000,000            1,060,000

                                                                                                             4,422,550
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.42%
                Communications Equipment -- 0.20%
  b               Brightstar Corp., 9.50%, 12/1/2016                                    1,000,000            1,025,000
                Electronic Equipment, Instruments & Components -- 0.22%
                  Avnet, Inc., 5.875%, 6/15/2020                                        1,000,000            1,102,189

                                                                                                             2,127,189
              TELECOMMUNICATION SERVICES -- 3.93%
                Diversified Telecommunication Services -- 2.52%
                  Centurylink, Inc., 6.45%, 6/15/2021                                   2,000,000            2,081,152
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       1,000,000            1,107,500
                  Level 3 Financing, Inc., 4.506%, 2/15/2015                            1,000,000              965,000
                  Qwest Corp., 6.75%, 12/1/2021                                         2,000,000            2,250,364
  d               Telefonica Emisiones SAU, 3.992%, 2/16/2016                           1,000,000              893,977
  d               Telefonica Emisiones SAU, 5.134%, 4/27/2020                           1,000,000              861,384
  d               Telefonica Emisiones SAU, 6.421%, 6/20/2016                           1,000,000              959,604
  d               Telefonica Emisiones SAU, 6.221%, 7/3/2017                            2,000,000            1,877,586
  b,d             Wind Acquisition Finance SA, 7.25%, 2/15/2018                         2,150,000            1,881,250
                Wireless Telecommunication Services -- 1.41%
  b               CC Holdings GS V LLC/Crown Castle Intl. Corp., 7.75%, 5/1/2017        1,500,000            1,625,625
  b,d             Digicel SA, 12.00%, 4/1/2014                                            500,000              555,000
  b,d             VimpelCom (UBS SA), 8.25%, 5/23/2016                                    500,000              521,810
  b,d             VimpelCom Holdings BV, 7.504%, 3/1/2022                               2,000,000            1,878,880
  b               WCP Wireless Site Fund, 6.829%, 11/15/2040                            2,500,000            2,614,042

                                                                                                            20,073,174
              TRANSPORTATION -- 5.10%
                Airlines -- 4.59%
  b,d             Air Canada, 9.25%, 8/1/2015                                           2,000,000            1,955,000
  a,e             American Airlines, Inc., 13.00%, 8/1/2016                               686,816              728,025
  a,e             American Airlines, Inc., 10.50%, 10/15/2012                           2,000,000            2,135,000
                  American Airlines, Inc., 10.375%, 1/2/2021                            2,298,396            2,459,284
                  Continental Airlines, 6.90%, 7/2/2018                                 1,043,370            1,043,370
                  Continental Airlines, 7.02%, 11/1/2018                                  838,866              834,671
  b               Jet Equipment Trust, 9.41%, 12/15/2013                                1,265,800            1,164,536
  b               JetBlue Pass-Through Trust, 3.343%, 1/2/2014                          5,000,000            4,750,000
  b               United Airlines, Inc., 9.875%, 8/1/2013                               1,600,000            1,650,000
                  United Airlines, Inc., 10.40%, 5/1/2018                               1,456,087            1,661,832
                  US Airways, 7.076%, 9/20/2022                                         1,041,135            1,064,561
                  US Airways, 6.25%, 10/22/2024                                         1,870,886            1,964,430
                  US Airways, 5.90%, 4/1/2026                                           2,000,000            2,047,500
                Marine -- 0.12%
  b               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                     909,640              620,766
                Road & Rail -- 0.39%
  b               J.B. Poindexter & Co., Inc., 9.00%, 4/1/2022                          2,000,000            2,000,000

                                                                                                            26,078,975
              UTILITIES -- 7.54%
                Electric Utilities -- 3.39%
                  Alabama Power Capital Trust V, 3.568%, 10/1/2042                        700,000              707,770
  a,b,d,e         Centrais Eletricas DO PA, 10.50%, 6/3/2016                            2,000,000              570,140
  b,d             Dubai Electricity & Water, 6.375%, 10/21/2016                         1,000,000            1,078,750
  b               Duquesne Light Holdings, 6.40%, 9/15/2020                             2,000,000            2,263,724
  b,d             Enel Finance International S.A., 6.25%, 9/15/2017                     1,500,000            1,505,772
                  Metropolitan Edison, 7.70%, 1/15/2019                                   250,000              315,630
                  PNM Resources, Inc., 9.25%, 5/15/2015                                 3,070,000            3,503,638
                  Public Service Co. of New Mexico, 7.95%, 5/15/2018                    1,325,000            1,586,689
  b               Puget Energy, Inc., 5.625%, 7/15/2022                                 2,500,000            2,568,750
                  Puget Energy, Inc., 6.50%, 12/15/2020                                 2,000,000            2,178,700
  b,d             Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                   1,000,000            1,050,000
                Gas Utilities -- 0.77%
  b,d             ENN Energy Holdings Ltd., 6.00%, 5/13/2021                            1,000,000            1,006,047
  b               Source Gas LLC., 5.90%, 4/1/2017                                      1,250,000            1,317,687
                  Southern Union Co., 3.483%, 11/1/2066                                 2,000,000            1,627,500
                Independent Power Producers & Energy Traders -- 1.82%
  b,d             Atlantic Power Corp., 9.00%, 11/15/2018                               2,000,000            2,045,000
  b,d             Inkia Energy Ltd., 8.375%, 4/4/2021                                   2,000,000            2,070,000
                  Ipalco Enterprises, Inc., 5.00%, 5/1/2018                             2,500,000            2,531,250
  b               Midland Cogen Venture, 6.00%, 3/15/2025                               1,978,000            2,121,726
                  RRI Energy, Inc., 7.625%, 6/15/2014                                     500,000              510,000
                Multi-Utilities -- 1.56%
                  Amerenenergy Generating Co., 7.00%, 4/15/2018                         1,000,000              865,000
                  Black Hills Corp., 9.00%, 5/15/2014                                     500,000              551,805
                  CMS Energy Corp., 8.75%, 6/15/2019                                    2,000,000            2,467,110
  b               Enogex LLC, 6.875%, 7/15/2014                                         1,000,000            1,076,368
                  NiSource Finance Corp., 6.40%, 3/15/2018                              1,130,000            1,319,951
                  Sempra Energy, 9.80%, 2/15/2019                                         250,000              346,517
  b               Texas-New Mexico Power Co., 9.50%, 4/1/2019                           1,000,000            1,363,806

                                                                                                            38,549,330

            TOTAL CORPORATE BONDS (Cost $282,461,971)                                                      291,904,887

            CONVERTIBLE BONDS -- 5.94%
              CAPITAL GOODS -- 0.32%
                Machinery -- 0.32%
  b               3D Systems Corp., 5.50%, 12/15/2016                                   1,000,000            1,611,250

                                                                                                             1,611,250
              DIVERSIFIED FINANCIALS -- 2.47%
                Capital Markets -- 1.99%
                  Apollo Investment Corp., 5.75%, 1/15/2016                             2,300,000            2,259,750
                  Fifth Street Finance Corp., 5.375%, 4/1/2016                          5,000,000            4,850,000
                  Hercules Technology Growth Capital, Inc., 6.00%, 4/15/2016            1,000,000            1,027,500
  b               Prospect Capital Corp., 5.375%, 10/15/2017                            2,000,000            2,017,500
                Diversified Financial Services -- 0.48%
  b               ICAHN Enterprise LP, 4.00%, 8/15/2013                                 2,000,000            2,000,000
                  KKR Financial Holdings LLC, 7.00%, 7/15/2012                            475,000              476,781

                                                                                                            12,631,531
              ENERGY -- 0.35%
                Oil, Gas & Consumable Fuels -- 0.35%
                  SunPower Corp., 4.75%, 4/15/2014                                      2,000,000            1,785,000

                                                                                                             1,785,000
              FOOD, BEVERAGE & TOBACCO -- 0.42%
                Beverages -- 0.42%
                  Central European Distribution Corp., 3.00%, 3/15/2013                 2,500,000            2,162,500

                                                                                                             2,162,500
              HEALTH CARE EQUIPMENT & SERVICES -- 0.57%
                Health Care Equipment & Supplies -- 0.57%
  g               Hologic, Inc., 2.00%, 12/15/2037                                      3,000,000            2,932,500

                                                                                                             2,932,500
              MATERIALS -- 0.84%
                Construction Materials -- 0.26%
  d               CEMEX SAB de CV, 4.875%, 3/15/2015                                    1,500,000            1,323,750
                Metals & Mining -- 0.58%
  b,d             Jaguar Mining, Inc., 4.50%, 11/1/2014                                 2,000,000            1,007,500
  d               Kinross Gold Corp., 1.75%, 3/15/2028                                  2,000,000            1,977,500

                                                                                                             4,308,750
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.35%
                Semiconductors & Semiconductor Equipment -- 0.35%
                  Trina Solar Ltd., 4.00%, 7/15/2013                                    2,000,000            1,792,500

                                                                                                             1,792,500
              SOFTWARE & SERVICES -- 0.22%
                Software -- 0.22%
                  THQ, Inc., 5.00%, 8/15/2014                                           2,000,000            1,127,500

                                                                                                             1,127,500
              TELECOMMUNICATION SERVICES -- 0.28%
                Diversified Telecommunication Services -- 0.28%
  b               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018             2,000,000            1,400,000

                                                                                                             1,400,000
              TRANSPORTATION -- 0.12%
                Marine -- 0.12%
  b               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            1,000,000              600,000

                                                                                                               600,000

            TOTAL CONVERTIBLE BONDS (Cost $31,860,375)                                                      30,351,531

            WARRANTS -- 0.01%
       a         Green Field Energy Services                                                2,000               42,000

            TOTAL WARRANTS (Cost $78,418)                                                                       42,000

            MUNICIPAL BONDS -- 2.56%
                  California Health Facilities Financing Authority (Developmental
                  Disabilities), 7.875%, 2/1/2026                                  $    1,940,000            2,315,002
                  Los Angeles California Municipal Improvement Corp. (Build
                  America Bonds), 6.165%, 11/1/2020                                     1,885,000            2,150,314
  b               Midwest Family Housing, 5.168%, 7/1/2016                                660,000              657,762
                  Oakland California Redevelopment Agency, 8.00%, 9/1/2016              1,000,000            1,099,890
                  Ohio State Solid Waste (Republic Services Project), 4.25%,
                  4/1/2033                                                                900,000              937,170
                  Oklahoma Development Finance Authority, 8.00%, 5/1/2020               1,500,000            1,526,400
                  San Bernardino County California Redevelopment Agency (San
                  Sevaine), 8.45%, 9/1/2030                                             2,000,000            2,164,920
                  San Marcos California Redevelopment Agency, 6.125%, 10/1/2018         1,000,000            1,085,680
                  Texas State Public Finance Authority Charter School Finance
                  Corp. (ED-New Frontiers), 8.75%, 8/15/2027                              750,000              783,480
                  Wisconsin State Health & Educational Facilities (Richland
                  Hospital), 7.08%, 6/1/2016                                              370,000              363,222

            TOTAL MUNICIPAL BONDS (Cost $11,718,580)                                                        13,083,840

            U.S. TREASURY SECURITIES -- 0.41%
                  U.S. Treasury, 2.25%, 1/31/2015                                       2,000,000            2,095,672

            TOTAL U.S. TREASURY SECURITIES (Cost $1,995,525)                                                 2,095,672

            U.S. GOVERNMENT AGENCIES -- 0.25%
  b               Agribank FCB, 9.125%, 7/15/2019                                       1,000,000            1,292,778

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,039,949)                                                 1,292,778

            OTHER GOVERNMENT -- 0.38%
  b,d             Republic of Iceland, 4.875%, 6/16/2016                                1,000,000            1,000,000
  b,d             Republic of Iceland, 5.875%, 5/11/2022                                1,000,000              969,781

            TOTAL OTHER GOVERNMENT (Cost $1,986,608)                                                         1,969,781

            MORTGAGE BACKED 0.00%
                  Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%,
                  3/25/2024                                                                 8,065                8,991

            TOTAL MORTGAGE BACKED (Cost $8,094)                                                                  8,991

            FOREIGN BONDS -- 7.18%
              BANKS -- 0.37%
                Commercial Banks -- 0.37%
                  NRW Bank (NOK), 3.50%, 5/21/2013                                      5,000,000              851,161
                  Royal Bank of Scotland Group plc (CAD), 5.875%, 5/12/2016             1,000,000            1,025,597

                                                                                                             1,876,758
              CONSUMER SERVICES -- 0.72%
                Hotels, Restaurants & Leisure -- 0.72%
  b               Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016                 7,000,000            3,659,447

                                                                                                             3,659,447
              DIVERSIFIED FINANCIALS -- 1.28%
                Capital Markets -- 0.40%
                  Morgan Stanley (AUD), 3.74%, 3/1/2013                                 1,000,000            1,012,452
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                2,000,000            1,028,130
                Consumer Finance -- 0.88%
  b,c             Cash Store Financial (CAD), 11.50%, 1/31/2017                         1,750,000            1,538,405
  b               Lowell Group Finance plc (GBP), 10.75%, 4/1/2019                      2,000,000            2,975,687

                                                                                                             6,554,674
              FOOD & STAPLES RETAILING -- 0.27%
                Food & Staples Retailing -- 0.27%
                  Wesfarmers Ltd. (AUD), 6.107%, 9/11/2014                              1,300,000            1,362,805

                                                                                                             1,362,805
              FOOD, BEVERAGE & TOBACCO -- 0.43%
                Beverages -- 0.43%
                  Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017         2,000,000            1,085,387
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                         2,000,000            1,100,822

                                                                                                             2,186,209
              INSURANCE -- 0.32%
                Insurance -- 0.32%
                  ELM BV (AUD), 7.635%, 12/31/2049                                      1,000,000              842,883
                  ELM BV (AUD), 4.568%, 12/31/2049                                      1,000,000              778,392

                                                                                                             1,621,275
              MATERIALS -- 0.33%
                Construction Materials -- 0.33%
                  CEMEX Finance LLC (EUR), 9.625%, 12/14/2017                           1,500,000            1,708,424

                                                                                                             1,708,424
              MEDIA -- 0.46%
                Media -- 0.46%
  b               Corus Entertainment (CAD), 7.25%, 2/10/2017                           1,000,000            1,038,699
                  CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017                            1,000,000            1,322,447

                                                                                                             2,361,146

              MISCELLANEOUS -- 1.67%
                Miscellaneous -- 1.67%
                  BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                 5,000,000              872,030
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2016                 6,120,000            3,705,974
                  International Bank for Reconstruction and Development (BRL),
                  9.00%, 4/28/2014                                                      1,000,000              527,608
                  International Finance Corp. (KRW), 1.75%, 8/23/2013               1,450,000,000            1,269,681
                  Kommunalbanken AS (NOK), 4.00%, 1/26/2015                             5,000,000              875,005
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               1,000,000            1,290,142

                                                                                                             8,540,440
              SOFTWARE & SERVICES -- 0.53%
                Internet Software & Services -- 0.53%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  2,500,000            2,732,687

                                                                                                             2,732,687
              TELECOMMUNICATION SERVICES -- 0.05%
                Diversified Telecommunication Services -- 0.05%
                  Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                    250,000              253,100

                                                                                                               253,100
              TRANSPORTATION -- 0.75%
                Air Freight & Logistics -- 0.29%
                  Livingston International (CAD), 10.125%, 11/9/2015                    1,500,000            1,509,621
                Airlines -- 0.46%
  c               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           2,000,000            2,328,518

                                                                                                             3,838,139

            TOTAL FOREIGN BONDS (Cost $36,512,582)                                                          36,695,104

            OTHER SECURITIES -- 0.99%
                Loan Participations -- 0.99%
                  Lonestar Intermediate Super Holdings, 11.00%, 8/7/2019                2,000,000            2,070,000
  b,c             Private Restaurants Properties, Inc., 9.00%, 3/1/2017                 2,997,324            2,997,324

            TOTAL OTHER SECURITIES (Cost $4,939,190)                                                         5,067,324

            SHORT TERM INVESTMENTS -- 6.33%
                  AGL Capital Corp., 0.38%, 7/2/2012                                   18,362,000           18,361,806
                  Bank of New York Tri-Party Repurchase Agreement 0.30% dated
                  6/29/2012, due 07/02/2012, repurchase price $14,000,350
                  collateralized by 5 corporate debt securities having an average coupon of 4.90%, a minimum credit rating of BBB, maturity dates from 9/15/2017 to 7/15/2041, and having an aggregate market
                  value of $14,956,217 at 6/29/2012                                    14,000,000           14,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $32,361,806)                                                 32,361,806

TOTAL INVESTMENTS -- 98.42% (Cost $494,671,311)                                                       $    503,028,307

OTHER ASSETS LESS LIABILITIES -- 1.58%                                                                       8,060,549

NET ASSETS -- 100.00%                                                                                 $    511,088,856

Footnote Legend
a   Non-income producing.
b   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the aggregate value of these securities in the Fund's portfolio was $205,395,546, representing 40.19% of the Fund's net assets.
c   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
d   Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e   Bond in default.
f   When-issued security.
g   Segregated as collateral for a when-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euros
FCB        Farm Credit Bank
KRW        Denominated in Korean Won
Mtg        Mortgage
NOK        Denominated in Norwegian Krone
Pfd        Preferred Stock

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                           Contract        Contract          Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date          USD         Appreciation    Depreciation
Euro                            Sell      2,316,000       08/21/2012       2,932,174      $    106,626    $         --
Euro                            Sell        932,445       08/21/2012       1,180,523            55,237              --
Euro                            Sell        440,800       08/21/2012         558,075                --          (3,668)

Total                                                                                     $    161,863    $     (3,668)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances, using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $     17,204,774   $     17,204,774      $           --      $           --
    Preferred Stock(a)                       19,402,693         12,719,080           6,683,613                  --
    Asset Backed Securities                  51,547,126                 --          47,546,189           4,000,937
    Corporate Bonds                         291,904,887                 --         283,486,855           8,418,032
    Convertible Bonds                        30,351,531                 --          30,351,531                  --
    Warrants                                     42,000             42,000                  --                  --
    Municipal Bonds                          13,083,840                 --          13,083,840                  --
    U.S. Treasury Securities                  2,095,672          2,095,672                  --                  --
    U.S. Government Agencies                  1,292,778                 --           1,292,778                  --
    Other Government                          1,969,781                 --           1,969,781                  --
    Mortgage Backed                               8,991                 --               8,991                  --
    Foreign Bonds                            36,695,104                 --          32,828,181           3,866,923
    Other Securities                          5,067,324                 --           2,070,000           2,997,324
    Short Term Investments                   32,361,806                 --          32,361,806                  --

Total Investments in Securities        $    503,028,307   $     32,061,526      $  451,683,565      $   19,283,216

Other Financial Instruments**
    Forward  Currency Contracts        $        161,863   $             --      $      161,863      $           --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $         (3,668)  $             --      $       (3,668)     $           --

(a) At June 30, 2012, industry classifications for Preferred Stock in Level 2 consist of $3,155,175 in Banks, $536,563 in Food, Beverage & Tobacco, $1,163,750 in Miscellaneous, and $1,828,125 in Utilities.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2012, is as follows:

                                 Asset Backed     Corporate       Foreign        Other
                                  Securities        Bonds          Bonds       Securities         Total
Beginning Balance 9/30/2011     $  4,006,400   $  4,029,779   $  2,978,038   $  1,525,065    $  12,539,282
Accrued Discounts (Premiums)              --         59,066         29,153         17,938          106,157
Net Realized Gain (Loss)                  --         88,436       (779,486)        31,148         (659,902)
Gross Purchases                    2,000,000      7,231,950      2,545,069      3,000,000       14,777,019
Gross Sales                               --     (2,216,962)    (1,022,085)    (1,552,803)      (4,791,850)
Change in Unrealized
Appreciation (Depreciation)              937        129,243        659,821        (24,024)         765,977
Transfers into Level 3 (a)                --      1,116,520              -             --        1,116,520
Transfers out of Level 3 (a)      (2,006,400)    (2,020,000)      (543,587)            --       (4,569,987)

Ending Balance 6/30/2012 (b)    $  4,000,937   $  8,418,032   $  3,866,923   $  2,997,324    $  19,283,216

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 3.77% of Total Net Assets at the period ended June 30, 2012.

Significant Unobservable Inputs Used in Fair Value Measurements as of June 30,2012:

                                             Level 3                Valuation               Unobservable
                                           Fair Value               Technique                  Input
    Asset Backed Securities              $  4,000,937          Comparable Securities        Broker Quote
    Corporate Bonds                      $  8,418,032          Comparable Securities        Broker Quote
    Foreign Bonds                        $  3,866,923          Comparable Securities        Broker Quote
    Other Securities                     $  2,997,324          Comparable Securities        Broker Quote

The significant unobservable inputs used in determining valuations for investments identified above within Level 3 are periodic indications or quotations obtained from securities broker dealers. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Changes in value indications or quotations received are ordinarily reflected in changes to fair values for these investments. Changes in fair values for these investments, in response to changes in value indications or quotations, are not expected to have a material impact on the Fund's net asset value.

The investment advisor's valuation and pricing committee is responsible for obtaining and evaluating inputs identified as unobservable, and is assisted by other personnel of the advisor as requested. The committee evaluates these inputs at varying intervals depending upon their perceived reliability, market conditions and other factors. The committee reports to the advisor's management and to the audit committee of the Fund's Trustees.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Value Fund                                                                      June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 96.73%
              AUTOMOBILES & COMPONENTS -- 0.97%
                Auto Components -- 0.97%
       a         Delphi Automotive plc.                                                   988,750    $      25,213,125

                                                                                                            25,213,125
              BANKS -- 1.66%
                Commercial Banks -- 1.66%
       a         Sterling Financial Corp.                                               2,272,729           42,931,851

                                                                                                            42,931,851
              CAPITAL GOODS -- 1.07%
                Machinery -- 1.07%
       a         Oshkosh Corp.                                                          1,322,061           27,697,178

                                                                                                            27,697,178
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.93%
                Professional Services -- 0.93%
       a         Nielsen Holdings NV                                                      917,000           24,043,740

                                                                                                            24,043,740
              CONSUMER DURABLES & APPAREL -- 1.19%
                Household Durables -- 1.19%
       a         Pulte Group, Inc.                                                      2,872,259           30,733,171

                                                                                                            30,733,171
              CONSUMER SERVICES -- 3.00%
                Hotels, Restaurants & Leisure -- 3.00%
       a         Life Time Fitness, Inc.                                                  835,936           38,879,383
                 Yum! Brands, Inc.                                                        600,300           38,671,326

                                                                                                            77,550,709
              DIVERSIFIED FINANCIALS -- 9.09%
                Capital Markets -- 3.35%
                 AllianceBernstein Holding LP                                             378,660            4,805,196
                 Charles Schwab Corp.                                                   6,338,800           81,960,684
                Diversified Financial Services -- 5.74%
                 Bank of America Corp.                                                  5,737,200           46,930,296
                 Citigroup, Inc.                                                        1,911,200           52,385,992
                 JPMorgan Chase & Co.                                                   1,372,740           49,048,000

                                                                                                           235,130,168
              ENERGY -- 11.78%
                Energy Equipment & Services -- 2.31%
                 Halliburton Co.                                                        2,101,400           59,658,746
                Oil, Gas & Consumable Fuels -- 9.47%
       a         Alpha Natural Resources, Inc.                                          2,009,100           17,499,261
                 Anadarko Petroleum Corp.                                                 563,000           37,270,600
       a         Bankers Petroleum Ltd.                                                 9,656,700           16,883,338
                 Exxon Mobil Corp.                                                        324,400           27,758,908
                 Inpex Corp.                                                               16,470           91,585,851
                 Total SA                                                               1,201,600           53,982,146

                                                                                                           304,638,850
              HEALTH CARE EQUIPMENT & SERVICES -- 8.24%
                Health Care Equipment & Supplies -- 5.12%
       a         Alere, Inc.                                                            2,682,500           52,147,800
                 St. Jude Medical, Inc.                                                   664,400           26,516,204
       a         Varian Medical Systems, Inc.                                             885,871           53,834,381
                Health Care Providers & Services -- 3.12%
       a         Community Health Systems, Inc.                                         2,878,673           80,689,204

                                                                                                           213,187,589
              INSURANCE -- 8.61%
                Insurance -- 8.61%
       a         Genworth Financial, Inc.                                               6,946,495           39,317,162
                 Hartford Financial Services Group, Inc.                                3,917,740           69,069,756
                 Metlife, Inc.                                                          2,717,240           83,826,854
   a,b,c         NMI Holdings, Inc.                                                     3,051,000           30,510,000

                                                                                                           222,723,772
              MATERIALS -- 4.25%
                Metals & Mining -- 4.25%
       c         Tokyo Steel Mfg.                                                      10,607,562           61,971,995
                 United States Steel Corp.                                              2,334,000           48,080,400

                                                                                                           110,052,395
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.80%
                Biotechnology -- 4.26%
       a         Gilead Sciences, Inc.                                                  2,148,705          110,185,592
                Life Sciences Tools & Services -- 3.54%
                 Thermo Fisher Scientific, Inc.                                         1,762,393           91,485,821

                                                                                                           201,671,413
              RETAILING -- 10.04%
                Specialty Retail -- 10.04%
       a         AutoZone, Inc.                                                            67,090           24,633,435
                 Best Buy Co., Inc.                                                     2,729,300           57,206,128
     a,c         Office Depot, Inc.                                                    11,122,803           24,025,255
     a,c         OfficeMax, Inc.                                                        3,576,950           18,099,367
                 Staples, Inc.                                                          6,125,600           79,939,080
                 The Gap, Inc.                                                          2,040,100           55,817,136

                                                                                                           259,720,401
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.88%
                Semiconductors & Semiconductor Equipment -- 1.88%
                 Intel Corp.                                                            1,037,000           27,636,050
     a,c         MEMC Electronic Materials, Inc.                                        9,678,565           21,002,486

                                                                                                            48,638,536
              SOFTWARE & SERVICES -- 11.08%
                Information Technology Services -- 2.51%
       a         Amdocs Ltd.                                                            2,190,048           65,088,226
                Internet Software & Services -- 6.54%
       a         Google, Inc.                                                             158,624           92,013,024
       a         Yahoo!, Inc.                                                           4,879,900           77,248,817
                Software -- 2.03%
                 Microsoft Corp.                                                        1,713,600           52,419,024

                                                                                                           286,769,091
              TECHNOLOGY HARDWARE & EQUIPMENT -- 6.76%
                Communications Equipment -- 1.15%
       a         Juniper Networks, Inc.                                                 1,827,171           29,801,159
                Computers & Peripherals -- 5.61%
       a         Apple, Inc.                                                              150,800           88,067,200
       a         EMC Corp.                                                              1,120,900           28,728,667
       a         NetApp, Inc.                                                             886,600           28,211,612

                                                                                                           174,808,638
              TELECOMMUNICATION SERVICES -- 8.38%
                Diversified Telecommunication Services -- 2.48%
       a         Level 3 Communications, Inc                                            2,900,179           64,238,965
                Wireless Telecommunication Services -- 5.90%
                 KDDI Corp.                                                                10,851           69,638,619
                 SoftBank Corp.                                                         2,245,909           82,969,529

                                                                                                           216,847,113

            TOTAL COMMON STOCK (Cost $2,639,833,120)                                                     2,502,357,740

            CONVERTIBLE BONDS -- 0.65%
              TELECOMMUNICATION SERVICES -- 0.65%
                Diversified Telecommunication Services -- 0.65%
                  Level 3 Communications, Inc., 6.50%, 10/1/2016                    $  12,049,000           16,823,416

                                                                                                            16,823,416

            TOTAL CONVERTIBLE BONDS (Cost $12,049,000)                                                      16,823,416

            SHORT TERM INVESTMENTS -- 2.81%
                  Arizona Public Service Co., 0.37%, 7/2/2012                          48,530,000           48,529,501
                  DCP Midstream LLC, 0.37%, 7/2/2012                                   14,143,000           14,142,855
                  Hasbro, Inc., 0.37%, 7/2/2012                                        10,000,000            9,999,897

            TOTAL SHORT TERM INVESTMENTS (Cost $72,672,253)                                                 72,672,253

TOTAL INVESTMENTS -- 100.19% (Cost $2,724,554,373)                                                   $   2,591,853,409

LIABILITIES NET OF OTHER ASSETS -- (0.19)%                                                                  (5,014,130)

NET ASSETS -- 100.00%                                                                                $   2,586,839,279

Footnote Legend
a   Non-income producing.
b   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.
c   Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered
    "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                                Shares/Principal        Gross         Gross      Shares/Principal     Market Value    Investment
    Issuer                     September 30, 2011     Additions    Reductions     June 30, 2012      June 30, 2012      Income
    MEMC Electronic
    Materials, Inc.                    10,926,751     4,387,700     5,635,886                   *    $          --    $       --
    NMI Holdings, Inc.**                   --         3,500,000       449,000           3,051,000       30,510,000            --
    Office Depot, Inc.                 14,539,100            --     3,416,297                   *               --            --
    OfficeMax, Inc.                     4,617,314            --     1,040,364                   *               --            --
    Tokyo Steel Mfg.                   10,800,400       428,700       621,538          10,607,562       61,971,995        694,217

Total non-controlled affiliated issuers - 3.58% of net assets                                        $  92,481,995    $   694,217
*Issuers not affiliated at June 30,2012.
**Issuers not affiliated at September 30,2011.
                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                               Contract        Contract           Value         Unrealized      Unrealized
Contract Description          Buy/Sell          Amount        Value Date           USD         Appreciation    Depreciation

Euro                            Sell         21,747,300       11/29/2012        27,566,640    $          --   $    (275,301)
Euro                            Sell         19,678,500       11/29/2012        24,944,252               --        (415,001)
Japanese Yen                    Buy       5,423,288,600       08/27/2012        67,897,569               --        (552,369)
Japanese Yen                    Sell     26,626,081,600       08/27/2012       333,348,700               --        (950,643)
Japanese Yen                    Sell      4,500,077,600       08/27/2012        56,339,308               --      (2,151,538)

Total                                                                                         $          --   $  (4,344,852)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $  2,502,357,740     $  2,502,357,740    $           --      $            --
    Convertible Bonds                        16,823,416                   --        16,823,416                   --
    Short Term Investments                   72,672,253                   --        72,672,253                   --

Total Investments in Securities        $  2,591,853,409     $  2,502,357,740    $   89,495,669      $            --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $     (4,344,852)    $             --    $   (4,344,852)     $            --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg International Value Fund                                                        June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 93.53%
              AUTOMOBILES & COMPONENTS -- 4.90%
                Auto Components -- 1.03%
                 Cie Generale des Establissements Michelin                              4,098,717    $     267,022,800
                Automobiles -- 3.87%
                 Hyundai Motor Co.                                                      2,040,115          414,132,569
                 Toyota Motor Corp.                                                    14,729,026          587,797,497

                                                                                                         1,268,952,866
              BANKS -- 9.96%
                Commercial Banks -- 9.96%
                 China Merchants Bank Co. Ltd.                                        161,970,732          302,731,471
                 HSBC Holdings plc                                                     60,886,347          537,997,678
                 Industrial & Commercial Bank of China Ltd.                           482,819,400          266,990,020
                 Itau Unibanco Holding SA ADR                                          15,541,700          216,340,464
                 Mitsubishi UFJ Financial Group, Inc.                                 107,819,900          509,863,292
                 Standard Chartered plc                                                27,057,306          586,693,356
                 Svenska Handelsbanken AB                                               4,904,000          160,714,830

                                                                                                         2,581,331,111
              CAPITAL GOODS -- 5.92%
                Aerospace & Defense -- 1.45%
                 Embraer S.A.                                                           5,421,345          143,828,283
                 Rolls Royce Holdings plc                                              17,206,482          231,213,415
                Industrial Conglomerates -- 1.69%
                 Siemens AG                                                             5,222,600          437,132,232
                Machinery -- 2.78%
                 Fanuc Ltd.                                                             2,003,577          324,592,759
                 Komatsu Ltd.                                                          16,916,015          397,426,361

                                                                                                         1,534,193,050
              CONSUMER DURABLES & APPAREL -- 5.47%
                Textiles, Apparel & Luxury Goods -- 5.47%
                 adidas AG                                                              8,678,635          620,089,207
                 LVMH Moet Hennessy Louis Vuitton SA                                    3,940,056          597,588,606
                 Swatch Group AG                                                          510,260          200,792,404

                                                                                                         1,418,470,217
              CONSUMER SERVICES -- 2.73%
                Hotels, Restaurants & Leisure -- 2.73%
       a         Carnival plc                                                          10,740,103          367,026,016
                 Yum! Brands, Inc.                                                      5,303,100          341,625,702

                                                                                                           708,651,718
              DIVERSIFIED FINANCIALS -- 3.01%
                Capital Markets -- 1.01%
                 Julius Baer Group Ltd.                                                 7,225,258          260,798,967
                Diversified Financial Services -- 2.00%
                 BM&F Bovespa SA                                                       29,219,800          149,117,725
                 Hong Kong Exchanges & Clearing Ltd.                                   26,157,400          370,548,696

                                                                                                           780,465,388
              ENERGY -- 8.91%
                Energy Equipment & Services -- 2.14%
                 Schlumberger Ltd.                                                      8,530,311          553,702,487
                Oil, Gas & Consumable Fuels -- 6.77%
                 BG Group plc                                                          26,000,392          529,367,049
                 Canadian Natural Resources Ltd.                                        8,308,700          222,876,532
                 Cenovus Energy, Inc.                                                   7,442,913          236,643,840
                 CNOOC Ltd.                                                           290,391,470          576,444,633
                 Coal India Ltd.                                                       30,625,664          190,330,535

                                                                                                         2,309,365,076
              FOOD & STAPLES RETAILING -- 3.25%
                Food & Staples Retailing -- 3.25%
                 Tesco plc                                                             97,762,618          474,720,751
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          366,706,141

                                                                                                           841,426,892
              FOOD, BEVERAGE & TOBACCO -- 6.54%
                Beverages -- 1.33%
                 Sabmiller plc                                                          8,615,750          344,760,618
                Food Products -- 2.48%
                 Nestle SA                                                             10,790,500          642,893,931
                Tobacco -- 2.73%
                 British American Tobacco plc                                          13,926,446          707,000,926

                                                                                                         1,694,655,475
              HEALTH CARE EQUIPMENT & SERVICES -- 4.25%
                Health Care Equipment & Supplies -- 1.46%
                 Covidien plc                                                           7,054,798          377,431,693
                Health Care Providers & Services -- 2.79%
                 Fresenius Medical Care AG & Co.                                        7,344,894          518,937,476
                 Sinopharm Group Co. H                                                 74,602,800          204,827,260

                                                                                                         1,101,196,429
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.51%
                Household Products -- 2.43%
                 Reckitt Benckiser plc                                                 11,947,020          629,619,712
                Personal Products -- 1.08%
                 Natura Cosmeticos SA                                                  12,027,200          281,443,067

                                                                                                           911,062,779
              INSURANCE -- 2.93%
                Insurance -- 2.93%
                 Allianz SE                                                             3,791,607          379,591,585
                 China Life Insurance Co.                                              83,335,910          213,980,668
                 Dai-ichi Life Insurance Co.                                              144,257          164,586,707

                                                                                                           758,158,960
              MATERIALS -- 5.14%
                Chemicals -- 4.64%
                 Air Liquide SA                                                         4,574,174          521,264,650
                 Potash Corp. of Saskatchewan, Inc.                                     9,466,600          413,595,754
                 Syngenta AG                                                              786,530          267,908,285
                Metals & Mining -- 0.50%
                 BHP Billiton Ltd.                                                      4,059,305          130,665,216

                                                                                                         1,333,433,905
              MEDIA -- 2.64%
                Media -- 2.64%
                 Pearson plc                                                           16,108,031          319,381,547
                 Publicis Groupe                                                        7,975,402          363,847,778

                                                                                                           683,229,325
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.00%
                Pharmaceuticals -- 7.00%
                 Novartis AG                                                            9,076,196          505,853,414
                 Novo Nordisk A/S                                                       5,536,782          799,666,297
                 Teva Pharmaceutical Industries Ltd. ADR                               12,869,900          507,588,856

                                                                                                         1,813,108,567
              RETAILING -- 3.57%
                Specialty Retail -- 3.57%
                 Hennes & Mauritz AB                                                   13,523,874          483,676,272
                 Kingfisher plc                                                        98,103,317          441,574,629

                                                                                                           925,250,901
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.87%
                Semiconductors & Semiconductor Equipment -- 0.87%
                 ARM Holdings plc                                                      28,514,516          225,746,394

                                                                                                           225,746,394
              SOFTWARE & SERVICES -- 6.63%
                Information Technology Services -- 0.49%
                 Accenture plc                                                          2,131,640          128,090,247
                Internet Software & Services -- 2.81%
       b         Baidu, Inc. ADR                                                        2,745,854          315,718,293
                 Tencent Holdings Ltd.                                                  9,784,870          285,047,032
       b         Yandex NV                                                              6,633,900          126,375,795
                Software -- 3.33%
       b         Check Point Software Technologies Ltd.                                 6,268,276          310,843,807
                 SAP AG                                                                 9,373,405          552,118,491

                                                                                                         1,718,193,665
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.99%
                Office Electronics -- 0.99%
                 Canon, Inc.                                                            6,483,667          256,718,660

                                                                                                           256,718,660
              TELECOMMUNICATION SERVICES -- 3.39%
                Wireless Telecommunication Services -- 3.39%
                 KDDI Corp.                                                                56,492          362,549,522
                 Vodafone Group plc                                                   184,319,280          517,444,275

                                                                                                           879,993,797
              TRANSPORTATION -- 1.92%
                Road & Rail -- 1.92%
                 Canadian National Railway Co.                                          5,889,800          498,096,238

                                                                                                           498,096,238

            TOTAL COMMON STOCK (Cost $21,314,468,394)                                                   24,241,701,413

            PREFERRED STOCK -- 1.78%
              AUTOMOBILES & COMPONENTS -- 1.78%
                Automobiles -- 1.78%
                 Volkswagen AG Pfd                                                      2,925,675          461,323,946

            TOTAL PREFERRED STOCK (Cost $256,125,378)                                                      461,323,946

            SHORT TERM INVESTMENTS -- 4.25%
                  Arizona Public Service Co., 0.37%, 7/2/2012                       $  10,470,000           10,469,677
                  Atlantic City Electric, 0.35%, 7/3/2012                               6,600,000            6,599,872
                  AutoZone, Inc., 0.38%, 7/6/2012                                       5,750,000            5,749,696
                  Bank of New York Tri-Party Repurchase Agreement  dated 6/29/2012 due 7/2/2012, repurchase price $113,002,825.00 collateralized by
                  8 corporate debt securities, having an average coupon of 2.96%, a minimum credit rating of BBB-, maturity dates from 7/2/2012 to
                  7/15/2038, and having an aggregate market value of
                  $132,503,144.85 at 6/29/2012                                        113,000,000          113,000,000
                  Bunge Asset Funding Corp., 0.35%, 7/2/2012                           35,708,000           35,707,653
                  Consolidated Edison Co., 0.30%, 7/6/2012                             25,249,000           25,247,948
                  Consolidated Edison, Inc., 0.30%, 7/5/2012                          100,000,000           99,996,667
                  CVS Corp., 0.30%, 7/2/2012                                           25,000,000           24,999,792
                  DCP Midstream LLC, 0.33%, 7/2/2012                                   50,000,000           49,999,542
                  DCP Midstream LLC, 0.37%, 7/2/2012                                   50,000,000           49,999,486
                  DCP Midstream LLC, 0.40%, 7/2/2012                                   20,000,000           19,999,778
                  DCP Midstream LLC, 0.41%, 7/5/2012                                   30,000,000           29,998,633
                  Hasbro, Inc., 0.37%, 7/2/2012                                        32,817,000           32,816,663
                  Indiana Finance Authority, 0.17%, 2/1/2037                           29,500,000           29,500,000
                  Kansas City Power & Light, 0.36%, 7/2/2012                           42,000,000           41,999,580
                  Kinder Morgan Energy LP, 0.37%, 7/2/2012                             13,600,000           13,599,860
                  Kinder Morgan Energy LP, 0.37%, 7/3/2012                             20,000,000           19,999,589
                  Kinder Morgan Energy LP, 0.36%, 7/5/2012                             11,000,000           10,999,560
                  Kinder Morgan Energy LP, 0.37%, 7/5/2012                             10,000,000            9,999,589
                  Kinder Morgan Energy LP, 0.37%, 7/6/2012                             50,000,000           49,997,431
                  Leggett & Platt, 0.30%, 7/2/2012                                     41,000,000           40,999,658
                  Oglethorpe Power Corp., 0.30%, 7/2/2012                              65,048,000           65,047,458
                  Pacific Gas & Electric Co., 0.32%, 7/2/2012                           7,000,000            6,999,938
                  Potomac Electric Power Co., 0.35%, 7/2/2012                          32,700,000           32,699,682
                  Potomac Electric Power Co., 0.38%, 7/3/2012                          50,000,000           49,998,944
                  Ryder System, Inc., 0.35%, 7/2/2012                                   5,000,000            4,999,951
                  Spectra Energy Capital LLC, 0.39%, 7/5/2012                          20,000,000           19,999,133
                  Tyco Electronics Group SA, 0.38%, 7/2/2012                          110,000,000          109,998,839
                  Tyco Electronics Group SA, 0.39%, 7/2/2012                           90,000,000           89,999,025

            TOTAL SHORT TERM INVESTMENTS (Cost $1,101,423,644)                                           1,101,423,644

TOTAL INVESTMENTS -- 99.56% (Cost $22,672,017,416)                                                   $  25,804,449,003

OTHER ASSETS LESS LIABILITIES -- 0.44%                                                                     115,024,455

NET ASSETS -- 100.00%                                                                                $  25,919,473,458

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                                Shares/Principal        Gross         Gross      Shares/Principal     Market Value    Investment
    Issuer                     September 30, 2011     Additions    Reductions     June 30, 2012      June 30, 2012      Income
    Carnival plc                       12,085,525            --     1,345,422          10,740,103   $  367,026,016   $ 8,375,084
    Yandex NV                           6,633,900            --            --                   *               --            --

Total non-controlled affiliated issuers - 1.42% of net assets                                       $  367,026,016   $ 8,375,084
*Issuer not affiliated at June 30, 2012.
b   Non-income producing.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
Pfd        Preferred Stock
SPA        Stand-by Purchase Agreement

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                               Contract        Contract            Value           Unrealized      Unrealized
Contract Description          Buy/Sell          Amount        Value Date            USD           Appreciation    Depreciation
Euro                            Sell      1,343,714,900       11/08/2012       1,702,802,915    $   57,577,819    $         --
Euro                            Sell        477,120,700       07/18/2012         603,867,424                --      (3,530,303)

Total                                                                                           $   57,577,819    $ (3,530,303)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                       $ 24,241,701,413     $ 24,241,701,413    $             --      $          --
    Preferred Stock                         461,323,946          461,323,946                  --                 --
    Short Term Investments                1,101,423,644                   --       1,101,423,644                 --

Total Investments in Securities        $ 25,804,449,003     $ 24,703,025,359    $  1,101,423,644      $          --

Other Financial Instruments**
     Forward  Currency Contracts       $     57,577,819     $             --    $     57,577,819      $          --
     Spot Currency                     $        559,706     $        559,706    $             --      $          --

Liabilities

Other Financial Instruments**
     Forward  Currency Contracts       $     (3,530,303)    $             --    $     (3,530,303)     $          --
     Spot Currency                     $       (320,451)    $       (320,451)   $             --      $          --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Core Growth Fund                                                                June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 94.57%
              BANKS -- 2.09%
                Commercial Banks -- 2.09%
       a         SVB Financial Group                                                      231,630      $    13,601,314

                                                                                                            13,601,314
              CAPITAL GOODS -- 0.50%
                Trading Companies & Distributors -- 0.50%
       a         United Rentals, Inc.                                                      95,000            3,257,256

                                                                                                             3,257,256
              COMMERCIAL & PROFESSIONAL SERVICES -- 6.88%
                Commercial Services & Supplies -- 4.43%
       a         Portfolio Recovery Associates, Inc.                                      131,890           12,036,281
       a         Stericycle, Inc.                                                         183,270           16,800,361
                Professional Services -- 2.45%
       a         The Advisory Board Co.                                                   320,906           15,913,729

                                                                                                            44,750,371
              CONSUMER DURABLES & APPAREL -- 2.02%
                Textiles, Apparel & Luxury Goods -- 2.02%
                 Oxford Industries, Inc.                                                  294,220           13,151,634

                                                                                                            13,151,634
              CONSUMER SERVICES -- 3.32%
                Hotels, Restaurants & Leisure -- 3.32%
                 Royal Caribbean Cruises Ltd.                                             829,700           21,597,091

                                                                                                            21,597,091
              DIVERSIFIED FINANCIALS -- 7.14%
                Capital Markets -- 7.14%
       a         Affiliated Managers Group, Inc.                                          129,187           14,139,517
                 Charles Schwab Corp.                                                   1,398,535           18,083,058
       a         WisdomTree Investments, Inc.                                           2,167,611           14,241,204

                                                                                                            46,463,779
              ENERGY -- 3.84%
                Energy Equipment & Services -- 2.60%
                 Halliburton Co.                                                          594,000           16,863,660
                Oil, Gas & Consumable Fuels -- 1.24%
       a         Continental Resources, Inc.                                              121,300            8,081,006

                                                                                                            24,944,666
              HEALTH CARE EQUIPMENT & SERVICES -- 1.85%
                Health Care Providers & Services -- 1.85%
       a         HMS Holdings Corp.                                                       361,100           12,028,241

                                                                                                            12,028,241
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.72%
                Biotechnology -- 2.83%
       a         Gilead Sciences, Inc.                                                    358,679           18,393,059
                Pharmaceuticals -- 1.89%
       a         Valeant Pharmaceuticals International, Inc.                              275,400           12,335,166

                                                                                                            30,728,225
              RETAILING -- 13.93%
                Distributors -- 2.12%
       a         LKQ Corp.                                                                413,720           13,818,248
                Internet & Catalog Retail -- 6.57%
       a         Amazon.com, Inc.                                                          93,291           21,303,000
       a         HomeAway, Inc.                                                           441,999            9,609,058
       a         priceline.com, Inc.                                                       17,744           11,791,243
                Specialty Retail -- 5.24%
       a         AutoZone, Inc.                                                            42,481           15,597,749
       a         Tilly's, Inc.                                                            429,300            6,890,265
       a         Urban Outfitters, Inc.                                                   419,500           11,574,005

                                                                                                            90,583,568
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.58%
                Semiconductors & Semiconductor Equipment -- 2.58%
       a         ON Semiconductor Corp.                                                 2,365,622           16,795,916

                                                                                                            16,795,916
              SOFTWARE & SERVICES -- 25.36%
                Information Technology Services -- 2.98%
                 Visa, Inc.                                                               156,606           19,361,200
                Internet Software & Services -- 10.84%
       a         Baidu, Inc. ADR                                                          153,366           17,634,023
       a         Google, Inc.                                                              39,839           23,109,409
                 MercadoLibre, Inc.                                                       152,408           11,552,526
       a         VeriSign, Inc.                                                           418,198           18,220,887
                Software -- 11.54%
       a         Allot Communications Ltd.                                                424,200           11,818,212
       a         BroadSoft, Inc.                                                          611,356           17,704,870
       a         Check Point Software Technologies Ltd.                                   194,700            9,655,173
       a         Fortinet, Inc.                                                           285,494            6,629,170
       a         Guidewire Software, Inc.                                                 273,443            7,689,217
       a         Imperva, Inc.                                                            243,262            7,010,811
       a         VMware, Inc.                                                             160,120           14,577,325

                                                                                                           164,962,823
              TECHNOLOGY HARDWARE & EQUIPMENT -- 15.96%
                Communications Equipment -- 6.26%
       a         Aruba Networks, Inc.                                                     891,700           13,420,085
       a         Juniper Networks, Inc.                                                   480,600            7,838,586
                 Qualcomm, Inc.                                                           349,144           19,440,338
                Computers & Peripherals -- 8.80%
       a         Apple, Inc.                                                               43,070           25,152,880
       a         EMC Corp.                                                                664,244           17,024,573
       a         Fusion-Io, Inc.                                                          330,500            6,904,145
       a         NetApp, Inc.                                                             256,968            8,176,722
                Electronic Equipment, Instruments & Components -- 0.90%
       a         InvenSense, Inc.                                                         519,000            5,864,700

                                                                                                           103,822,029
              TELECOMMUNICATION SERVICES -- 2.25%
                Wireless Telecommunication Services -- 2.25%
       a         SBA Communications Corp.                                                 255,913           14,599,837

                                                                                                            14,599,837
              TRANSPORTATION -- 2.13%
                Air Freight & Logistics -- 2.13%
                 FedEx Corp.                                                              151,027           13,835,583

                                                                                                            13,835,583

            TOTAL COMMON STOCK (Cost $516,976,894)                                                         615,122,333

            SHORT TERM INVESTMENTS -- 3.35%
                  DCP Midstream LLC, 0.37%, 7/2/2012                                $  10,000,000            9,999,897
                  Hasbro, Inc., 0.37%, 7/2/2012                                        11,783,000           11,782,879

            TOTAL SHORT TERM INVESTMENTS (Cost $21,782,776)                                                 21,782,776

TOTAL INVESTMENTS -- 97.92% (Cost $538,759,670)                                                        $   636,905,109

OTHER ASSETS LESS LIABILITIES -- 2.08%                                                                      13,517,139

NET ASSETS -- 100.00%                                                                                  $   650,422,248

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
SBA        Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund did not enter into any forward currency contracts during the period ended June 30, 2012.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation. In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                         $  615,122,333     $  615,122,333      $           --        $         --
    Short Term Investments                   21,782,776                 --          21,782,776                  --

Total Investments in Securities          $  636,905,109     $  615,122,333      $   21,782,776        $         --

Liabilities

Other Financial Instruments**
     Spot Currency                       $    (159,714)     $     (159,714)     $           --        $         --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg International Growth Fund                                                       June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 97.03%
              AUTOMOBILES & COMPONENTS -- 1.62%
                Auto Components -- 1.62%
       a         Wabco Holdings, Inc.                                                     133,468      $     7,064,461

                                                                                                             7,064,461
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.63%
                Professional Services -- 2.63%
                 Experian plc                                                             815,200           11,496,921

                                                                                                            11,496,921
              CONSUMER DURABLES & APPAREL -- 0.72%
                Textiles, Apparel & Luxury Goods -- 0.72%
                 Restoque Comercio e Confeccoes de Roupas SA                              611,400            3,129,296

                                                                                                             3,129,296
              CONSUMER SERVICES -- 10.52%
                Hotels, Restaurants & Leisure -- 10.52%
                 Carnival Corp.                                                           390,400           13,379,008
                 Domino's Pizza UK & IRL plc                                            1,506,900           12,142,370
       a         Jubilant FoodWorks Ltd.                                                  437,203            9,145,753
                 Las Vegas Sands Corp.                                                    259,300           11,276,957

                                                                                                            45,944,088
              DIVERSIFIED FINANCIALS -- 7.26%
                Capital Markets -- 4.00%
                 CETIP SA                                                                 428,600            5,356,167
                 Hargreaves Lansdown plc                                                1,462,500           12,128,176
                Diversified Financial Services -- 3.26%
                 Citigroup, Inc.                                                          338,100            9,267,321
                 Multi Commodity Exchange of India Ltd.                                   261,600            4,947,606

                                                                                                            31,699,270
              ENERGY -- 3.42%
                Oil, Gas & Consumable Fuels -- 3.42%
                 Cenovus Energy, Inc.                                                     264,900            8,422,368
                 CNOOC Ltd.                                                             3,296,000            6,542,760

                                                                                                            14,965,128
              FOOD & STAPLES RETAILING -- 6.96%
                Food & Staples Retailing -- 6.96%
                 Brazil Pharma SA                                                       1,000,000            5,352,253
                 PriceSmart, Inc.                                                         129,082            8,714,326
                 Puregold Price Club, Inc.                                             16,583,400           10,685,637
                 Wal-Mart de Mexico SAB de C.V.                                         2,121,700            5,676,550

                                                                                                            30,428,766
              HEALTH CARE EQUIPMENT & SERVICES -- 4.15%
                Health Care Equipment & Supplies -- 1.75%
                 Covidien plc                                                             143,239            7,663,287
                Health Care Providers & Services -- 2.40%
                 Orpea                                                                    303,375           10,461,842

                                                                                                            18,125,129
              MATERIALS -- 5.92%
                Chemicals -- 5.92%
                 Christian Hansen Holding AS                                              578,500           14,839,393
                 Novozymes AS                                                             426,000           11,007,302

                                                                                                            25,846,695
              MEDIA -- 2.94%
                Media -- 2.94%
       a         Kabel Deutschland Holding AG                                             206,900           12,862,486

                                                                                                            12,862,486
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.32%
                Biotechnology -- 0.49%
       a         Seegene, Inc.                                                             47,420            2,148,774
                Pharmaceuticals -- 1.83%
       a         Valeant Pharmaceuticals International, Inc.                              178,300            7,986,057

                                                                                                            10,134,831
              RETAILING -- 13.89%
                Internet & Catalog Retail -- 12.42%
       a         ASOS plc                                                                 394,200           10,958,438
       a         CDON Group AB                                                          1,194,815            7,081,716
       a         MakeMyTrip Ltd.                                                          399,023            6,555,948
       a         priceline.com, Inc.                                                       17,758           11,800,546
                 Start Today Co., Ltd.                                                    342,000            4,753,387
       a         YOOX S.p.A                                                               623,000            8,972,060
       a         zooplus AG                                                               126,919            4,143,890
                Multiline Retail -- 1.47%
                 Dollarama, Inc.                                                          106,800            6,417,861

                                                                                                            60,683,846
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.37%
                Semiconductors & Semiconductor Equipment -- 5.37%
                 Arm Holdings plc                                                         915,900            7,251,083
       a         Dialog Semiconductor plc                                                 405,600            7,322,032
                 Infineon Technologies AG                                               1,318,700            8,898,115

                                                                                                            23,471,230
              SOFTWARE & SERVICES -- 23.98%
                Information Technology Services -- 5.98%
                 Bit-isle, Inc.                                                           413,500            3,719,353
       a         InterXion Holding NV                                                     751,517           13,609,973
                 Wirecard AG                                                              455,405            8,811,851
                Internet Software & Services -- 10.85%
       a         Baidu, Inc. ADR                                                          109,975           12,644,925
                 carsales.com Ltd.                                                        250,966            1,541,181
                 MercadoLibre, Inc.                                                       160,237           12,145,965
       a         Telecity Group plc                                                       873,080           10,980,023
       a         Yandex NV                                                                529,200           10,081,260
                Software -- 7.15%
       a         Allot Communications Ltd.                                                274,705            7,653,281
       a         Check Point Software Technologies Ltd.                                   264,500           13,116,555
       a         Imperva, Inc.                                                            180,969            5,215,527
       a         Monitise plc                                                          10,177,200            5,259,881

                                                                                                           104,779,775
              TECHNOLOGY HARDWARE & EQUIPMENT -- 1.52%
                Computers & Peripherals -- 1.52%
                 Gemalto NV                                                                92,900            6,652,996

                                                                                                             6,652,996
              TELECOMMUNICATION SERVICES -- 1.96%
                Wireless Telecommunication Services -- 1.96%
       a         Tower Bersama Infrastructure                                          24,543,700            8,557,958

                                                                                                             8,557,958
              TRANSPORTATION -- 1.85%
                Transportation Infrastructure -- 1.85%
                 China Merchants Holdings International Co., Ltd.                       2,684,700            8,097,755

                                                                                                             8,097,755

            TOTAL COMMON STOCK (Cost $408,758,598)                                                         423,940,631

            SHORT TERM INVESTMENTS -- 2.26%
                  AGL Capital Corp., 0.38%, 7/2/2012                                $   9,865,000            9,864,896

            TOTAL SHORT TERM INVESTMENTS (Cost $9,864,896)                                                   9,864,896

TOTAL INVESTMENTS -- 99.29% (Cost $418,623,494)                                                        $   433,805,527

OTHER ASSETS LESS LIABILITIES -- 0.71%                                                                       3,082,263

NET ASSETS -- 100.00%                                                                                  $   436,887,790

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                               Contract        Contract            Value           Unrealized      Unrealized
Contract Description          Buy/Sell          Amount        Value Date            USD           Appreciation    Depreciation
Australian Dollar               Buy            5,527,800      11/08/2012         5,593,979        $    109,019    $         --
Australian Dollar               Buy            1,948,500      11/08/2012         1,971,827              49,710              --
Australian Dollar               Sell           7,476,300      11/08/2012         7,565,806                  --         (39,415)
Euro                            Sell          22,739,700      09/20/2012        28,798,792           1,130,519              --
Euro                            Sell          13,894,000      09/20/2012        17,596,117             677,828              --
Euro                            Buy            3,724,900      09/20/2012         4,717,416              16,294              --
Great Britain Pound             Sell           9,416,200      09/21/2012        14,744,081             153,854              --
Japanese Yen                    Sell         681,712,500      07/10/2012         8,529,187             345,429              --
Japanese Yen                    Buy           77,860,900      07/10/2012           974,150                  --         (12,843)
Japanese Yen                    Buy          271,030,200      07/10/2012         3,390,971                  --         (27,631)
Japanese Yen                    Buy           88,804,600      07/10/2012         1,111,071                  --         (31,526)
Japanese Yen                    Sell         553,491,200      07/10/2012         6,924,957                  --        (119,794)

Total                                                                                             $  2,482,653    $   (231,209)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss. Additionally, the Fund's risk of loss may exceed the amounts recognized on the Statement of
Assets and Liabilities.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

These contracts are accounted for by the Fund under ASC 815.Unrealized gains and unrealized losses on outstanding contracts are reported in the Fund's Statement of Assets and Liabilities at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at each contract's inception date. Net realized gain (loss) on contracts closed during the period, and changes in net unrealized appreciation (depreciation) on outstanding contracts are recognized in the Fund's Statement of Operations. Values of open currency contracts are indicative of the activity for the period ended June 30, 2012.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*
    Common Stock                         $  423,940,631     $  423,940,631      $           --        $         --
    Short Term Investments                    9,864,896                 --           9,864,896                  --

Total Investments in Securities          $  433,805,527     $  423,940,631      $    9,864,896        $         --

Other Financial Instruments**
    Forward  Currency Contracts          $    2,482,653     $           --      $    2,482,653        $         --
    Spot Currency                        $      118,503     $      118,503      $           --        $         --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts          $     (231,209)    $           --      $     (231,209)       $         --
    Spot Currency                        $      (52,266)    $      (52,266)     $           --        $         --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Investment Income Builder Fund                                                  June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 75.05%
              BANKS -- 1.89%
                Commercial Banks -- 1.66%
                 Bank of China Ltd.                                                   214,000,000     $     81,098,744
                 Banque Cantonale Vaudoise                                                 55,100           29,171,101
                 Liechtensteinische Landesbank AG                                       1,150,000           41,194,753
                 St. Galler Kantonalbank                                                   78,741           27,791,429
                Thrifts & Mortgage Finance -- 0.23%
                 Capitol Federal Financial, Inc.                                        2,137,000           25,387,560

                                                                                                           204,643,587
              CAPITAL GOODS -- 0.91%
                Industrial Conglomerates -- 0.91%
                 Hopewell Holdings Ltd.                                                25,221,840           71,524,112
                 NWS Holdings Ltd.                                                     18,328,000           26,507,023

                                                                                                            98,031,135
              CONSUMER SERVICES -- 1.53%
                Hotels, Restaurants & Leisure -- 1.53%
                 McDonald's Corp.                                                       1,206,900          106,846,857
                 OPAP SA                                                                  900,000            5,637,799
                 SJM Holdings Ltd.                                                     28,670,000           52,624,830

                                                                                                           165,109,486
              DIVERSIFIED FINANCIALS -- 5.99%
                Capital Markets -- 3.40%
                 AllianceBernstein Holdings LP                                          1,200,000           15,228,000
       a         Apollo Investment Corp.                                               14,179,200          108,896,256
                 Ares Capital Corp.                                                     6,561,600          104,723,136
                 GAM Holding AG                                                         2,090,000           23,230,785
                 Och-Ziff Capital Management Group, LLC                                 4,200,000           31,836,000
       a         Solar Capital Ltd.                                                     3,600,000           80,136,000
       a         Solar Capital Ltd.                                                       150,000            3,339,000
                Diversified Financial Services -- 2.59%
                 Hong Kong Exchanges & Clearing Ltd.                                    2,070,000           29,323,855
                 JPMorgan Chase & Co.                                                   4,050,000          144,706,500
       a         KKR Financial Holdings, LLC                                           12,400,000          105,648,000

                                                                                                           647,067,532
              ENERGY -- 8.09%
                Oil, Gas & Consumable Fuels -- 8.09%
                 BP plc                                                                 5,549,600           36,673,835
                 Canadian Oil Sands Ltd.                                                7,188,500          139,237,030
                 Eni SpA                                                               11,092,700          235,554,334
                 Husky Energy, Inc.                                                     1,771,700           44,288,150
                 Royal Dutch Shell plc ADR                                              3,300,000          222,519,000
                 Total SA                                                               4,355,200          195,658,325

                                                                                                           873,930,674
              FOOD & STAPLES RETAILING -- 0.68%
                Food & Staples Retailing -- 0.68%
                 Walgreen Co.                                                           2,465,000           72,914,700

                                                                                                            72,914,700
              FOOD, BEVERAGE & TOBACCO -- 3.39%
                Beverages -- 1.68%
                 Coca Cola Co.                                                          2,324,000          181,713,560
                Food Products -- 0.62%
                 Nestle SA                                                              1,117,000           66,550,440
                Tobacco -- 1.09%
                 Philip Morris International, Inc.                                      1,350,000          117,801,000

                                                                                                           366,065,000
              HOUSEHOLD & PERSONAL PRODUCTS -- 1.68%
                Household Products -- 1.68%
                 Kimberly-Clark Corp.                                                     968,900           81,164,753
                 Reckitt Benckiser Group plc                                            1,900,000          100,131,870

                                                                                                           181,296,623
              INSURANCE -- 1.27%
                Insurance -- 1.27%
                 Gjensidige Forsikring ASA                                              5,760,901           66,967,514
                 Scor SE                                                                2,041,200           49,363,747
                 Zurich Financial Services AG                                              90,300           20,311,911

                                                                                                           136,643,172
              MATERIALS -- 2.06%
                Chemicals -- 0.99%
                 LyondellBasell Industries NV                                           2,397,200           96,535,244
                 Wacker Chemie AG                                                         159,000           10,905,819
                Metals & Mining -- 1.07%
                 Impala Platinum Holdings Ltd.                                          1,822,600           30,153,903
                 Southern Copper Corp.                                                  2,700,590           85,095,591

                                                                                                           222,690,557
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 5.99%
                Pharmaceuticals -- 5.99%
                 Merck & Co.                                                            4,300,000          179,525,000
                 Novartis AG                                                            2,000,000          111,468,156
                 Pfizer, Inc.                                                           9,221,300          212,089,900
                 Roche Holding AG                                                         838,500          144,527,840

                                                                                                           647,610,896
              REAL ESTATE -- 6.48%
                Real Estate Investment Trusts -- 6.48%
                 Annaly Capital Management, Inc.                                        6,050,000          101,519,000
                 Capstead Mtg Corp.                                                     3,000,000           41,730,000
                 Chimera Investment Corp.                                              42,965,000          101,397,400
       a         Dynex Capital, Inc.                                                    4,562,000           47,353,560
       a         Invesco Mortgage Capital, Inc.                                         7,000,000          128,380,000
       a         MFA Financial, Inc.                                                   20,000,000          157,800,000
                 Two Harbors Investment Corp.                                           2,700,000           27,972,000
       a         Washington REIT                                                        3,320,032           94,454,910

                                                                                                           700,606,870
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.54%
                Semiconductors & Semiconductor Equipment -- 3.54%
                 Intel Corp.                                                            7,580,800          202,028,320
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           66,300,000          180,364,397

                                                                                                           382,392,717
              SOFTWARE & SERVICES -- 2.60%
                Software -- 2.60%
                 Microsoft Corp.                                                        9,200,000          281,428,000

                                                                                                           281,428,000
              TELECOMMUNICATION SERVICES -- 18.70%
                Diversified Telecommunication Services -- 13.55%
                 AT&T, Inc.                                                             6,594,000          235,142,040
                 Cable and Wireless Communications plc                                 54,375,162           25,207,277
                 France Telecom SA                                                      6,002,800           78,814,088
                 Koninklijke KPN N.V.                                                   8,451,000           80,809,408
                 Singapore Telecommunications Ltd.                                     42,479,864          109,993,254
                 Swisscom AG                                                              275,200          110,526,513
                 TDC A/S                                                               29,460,000          204,593,780
                 Tele2 AB                                                               3,570,000           55,117,999
                 Telefonica Brasil ADR                                                  4,510,000          111,577,400
                 Telenet Group Holding NV                                                 303,000           13,228,896
                 Telenor ASA                                                            2,291,700           38,100,936
                 Telstra Corp. Ltd.                                                    77,467,975          292,574,334
                 Vivendi                                                                4,700,000           87,016,991
       b         Ziggo N.V.                                                               670,000           21,353,970
                Wireless Telecommunication Services -- 5.15%
                 China Mobile Ltd.                                                     15,575,207          170,348,650
                 Etihad Etisalat Co.                                                    2,320,000           38,043,434
                 Philippine Long Distance Telephone Co.                                   935,700           58,849,057
                 VimpelCom Ltd. ADR                                                     3,643,000           29,544,730
                 Vodafone Group plc                                                    92,568,865          259,870,966

                                                                                                         2,020,713,723
              TRANSPORTATION -- 1.70%
                Transportation Infrastructure -- 1.70%
                 China Merchants Holdings International Co. Ltd.                       27,651,000           83,402,626
                 Jiangsu Express Co., Ltd.                                             43,208,000           40,211,881
                 Sydney Airport                                                        20,385,909           60,508,409

                                                                                                           184,122,916
              UTILITIES -- 8.55%
                Electric Utilities -- 4.63%
                 CEZ AS                                                                 3,200,000          110,586,409
                 Electricite de France SA                                              10,100,000          224,316,061
                 Enel S.p.A.                                                           12,980,000           41,755,349
                 Entergy Corp.                                                          1,820,000          123,559,800
                Gas Utilities -- 0.18%
                 Enagas SA                                                              1,108,168           20,152,283
                Multi-Utilities -- 3.74%
                 Dominion Resources, Inc.                                                 848,000           45,792,000
                 GDF Suez                                                              12,060,000          286,237,316
                 Sempra Energy                                                          1,045,000           71,979,600

                                                                                                           924,378,818

            TOTAL COMMON STOCK (Cost $7,896,358,822)                                                     8,109,646,406

            PREFERRED STOCK -- 4.13%
              BANKS -- 2.87%
                Commercial Banks -- 2.87%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            4,960,000
                 Fifth Third Bancorp Pfd, 8.50%                                           714,700           97,770,960
                 First Niagara Financial Group Pfd, 8.625%                                160,000            4,383,840
                 First Tennessee Bank Pfd, 3.75%                                           12,000            8,058,750
                 GMAC Capital Trust I Pfd, 8.125%                                         468,126           11,258,430
                 Huntington Bancshares Pfd, 8.50%                                          95,087          108,969,702
                 Royal Bank of Scotland plc Pfd                                         3,270,050           64,256,483
                 Wintrust Financial Corp. Pfd, 5.00%                                       10,000           10,063,200

                                                                                                           309,721,365
              DIVERSIFIED FINANCIALS -- 0.16%
                Capital Markets -- 0.02%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,016,000
                Diversified Financial Services -- 0.14%
                 Citigroup Capital XII Pfd, 8.50%                                         600,000           15,036,000

                                                                                                            17,052,000
              INSURANCE -- 0.21%
                Insurance -- 0.21%
                 Principal Financial Group Pfd, 5.563%                                    234,400           23,220,250

                                                                                                            23,220,250
              MISCELLANEOUS -- 0.10%
                U.S. Government Agencies -- 0.10%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      9,000           10,473,750

                                                                                                            10,473,750
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           12,282,750

                                                                                                            12,282,750
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.17%
                Communications Equipment -- 0.17%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            26,500           17,887,500

                                                                                                            17,887,500
              TELECOMMUNICATION SERVICES -- 0.16%
                Wireless Telecommunication Services -- 0.16%
                 Centaur Funding Corp. Pfd, 9.08%                                          15,000           17,685,937

                                                                                                            17,685,937
              UTILITIES -- 0.35%
                Multi-Utilities -- 0.35%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                     1,050,000           38,390,625
                                                                                                            38,390,625

            TOTAL PREFERRED STOCK (Cost $386,053,498)                                                      446,714,177

            ASSET BACKED SECURITIES -- 0.57%
              COMMERCIAL MTG TRUST -- 0.16%
  c               CVS Pass-Through Trust, 9.35%, 1/10/2023                         $   15,000,000           17,170,650

                                                                                                            17,170,650
              OTHER ASSET BACKED -- 0.12%
                  MRMX, Series 2011-1A Class B, 10.00%, 10/20/2021                     12,783,333           12,915,283
  c               QHP PhaRMA, 10.25%, 3/15/2015                                           341,066              341,868

                                                                                                            13,257,151
              RESIDENTIAL MTG TRUST -- 0.29%
                  Banc of America Funding Corp., Series 2006-I Class SB1, 2.98%,
                  12/20/2036                                                            3,155,195              679,345
                  Banc of America Mtg Securities, Series 2005-A Class B1, 3.157%,
                  2/25/2035                                                             5,060,746              499,608
                  Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.561%, 8/25/2033       493,911              294,892
                  Citigroup Mtg Loan Trust, Inc., 2.92%, 3/25/2034                      1,371,202            1,151,610
                  FBR Securitization Trust, Series 2005-2 Class M1, 0.965%,
                  9/25/2035                                                            20,100,000           14,114,512
                  Merrill Lynch Mtg Investors Trust, 2.615%, 8/25/2034                  6,008,825            4,874,979
                  Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.565%,
                  11/25/2035                                                            8,428,342            7,104,827
                  Structured Asset Security Corp., Series 2002-27A Class B1,
                  2.723%, 1/25/2033                                                     2,319,072            1,125,026
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.615%, 2/25/2035                                                     9,856,812              842,573
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.615%, 3/25/2035                                                     9,352,610              669,654

                                                                                                            31,357,026

            TOTAL ASSET BACKED SECURITIES (Cost $84,728,399)                                                61,784,827

            CORPORATE BONDS -- 13.14%
              BANKS -- 0.49%
                Commercial Banks -- 0.49%
  c,d             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   9,000,000            8,955,000
  c,d             Banco Pine SA, 8.75%, 1/6/2017                                        7,274,000            6,901,208
                  Fifth Third Bancorp, 6.25%, 5/1/2013                                  2,750,000            2,864,210
  c,d             Groupe BPCE, 12.50%, 12/31/2049                                      10,211,000           10,278,188
                  National City Preferred Capital Trust I, 12.00%, 12/31/2049           3,250,000            3,360,370
                  PNC Financial Services Group, Inc., 8.25%, 12/31/2049                10,000,000           10,329,690
  c               PNC Preferred Funding Trust III, 8.70%, 12/31/2049                    4,500,000            4,600,755
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           5,600,000            5,907,373

                                                                                                            53,196,794
              CAPITAL GOODS -- 0.42%
                Industrial Conglomerates -- 0.21%
  c               Nesco LLC/Holdings Corp., 11.75%, 4/15/2017                           4,000,000            4,100,000
                  Otter Tail Corp., 9.00%, 12/15/2016                                  17,000,000           18,445,000
                Machinery -- 0.10%
  c,d             Zoomlion Hong Kong SPV Co. Ltd., 6.875%, 4/5/2017                    10,000,000           10,100,000
                Trading Companies & Distributors -- 0.11%
                  International Lease Finance Corp., 4.875%, 4/1/2015                   2,000,000            2,009,898
  c               International Lease Finance Corp. E-Capital Trust I, 4.28%,
                  12/21/2065                                                           15,000,000           10,115,100

                                                                                                            44,769,998
              COMMERCIAL & PROFESSIONAL SERVICES -- 0.05%
                Professional Services -- 0.05%
                  Affinion Group, Inc., 7.875%, 12/15/2018                              6,000,000            5,115,000

                                                                                                             5,115,000
              CONSUMER SERVICES -- 0.09%
                Hotels, Restaurants & Leisure -- 0.09%
  c              Seneca Nation Indians Capital Improvements Authority, 6.75%,
                  12/1/2013                                                             1,455,000            1,447,230
  c               Sizzling Platter, LLC, 12.25%, 4/15/2016                              7,500,000            7,800,000

                                                                                                             9,247,230
              DIVERSIFIED FINANCIALS -- 1.03%
                Capital Markets -- 0.08%
                  Goldman Sachs Group, Inc., 5.625%, 1/15/2017                          8,000,000            8,391,216
                Consumer Finance -- 0.45%
                  American Express Credit Co., 5.875%, 5/2/2013                         5,000,000            5,208,450
                  Capital One Capital IV, 6.745%, 2/5/2082                              6,400,000            6,400,000
                  Capital One Financial Corp., 6.15%, 9/1/2016                         25,000,000           27,949,325
                  SLM Corp., 4.00%, 7/25/2014                                           2,000,000            1,999,560
                  SLM Corp. LIBOR Floating Rate Note, 0.766%, 1/27/2014                 5,000,000            4,776,270
                  TMX Finance LLC/TitleMax Finance Corp., 13.25%, 7/15/2015             2,500,000            2,762,500
                Diversified Financial Services -- 0.50%
                  Citigroup, Inc., 5.00%, 9/15/2014                                    16,250,000           16,657,339
  d               Export-Import Bank of Korea, 8.125%, 1/21/2014                        2,750,000            3,002,084
                  JPMorgan Chase & Co., 7.90%, 12/31/2049                              15,000,000           16,444,350
  d               Korea Development Bank, 5.30%, 1/17/2013                                800,000              815,600
                  MBNA Corp., 6.125%, 3/1/2013                                          2,000,000            2,054,474
                  National Rural Utilities CFC, 10.375%, 11/1/2018                      5,000,000            7,244,925
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          8,850,000            7,898,625

                                                                                                           111,604,718
              ENERGY -- 2.46%
                Energy Equipment & Services -- 0.23%
                  Nabors Industries, Inc., 9.25%, 1/15/2019                            10,500,000           13,632,339
  c,d             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                         10,400,000           11,518,000
                Oil, Gas & Consumable Fuels -- 2.23%
                  Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015         16,750,000           16,833,750
  c               DCP Midstream, LLC, 9.75%, 3/15/2019                                  5,000,000            6,482,040
                  Enbridge Energy Partners LP, 9.875%, 3/1/2019                         9,750,000           12,793,375
  c               Endeavour International Corp., 12.00%, 3/1/2018                      17,000,000           17,680,000
  c               Enogex, LLC, 6.875%, 7/15/2014                                        2,000,000            2,152,736
  c               Enogex, LLC, 6.25%, 3/15/2020                                         2,500,000            2,823,292
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                  20,880,000           22,341,600
  c               Everest Acquisition, LLC, 9.375%, 5/1/2020                           17,000,000           17,616,250
  c               Everest Acquisition, LLC, 6.875%, 5/1/2019                            2,000,000            2,090,000
  c,d             Gaz Capital SA, 8.146%, 4/11/2018                                     2,000,000            2,381,444
  c               Green Field Energy Services, 13.00%, 11/15/2016                      16,000,000           13,760,000
  c               GS Caltex Corp., 7.25%, 7/2/2013                                      7,000,000            7,298,123
                  Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                     8,000,000           10,334,200
  c               Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                 6,588,000            7,047,447
                  Niska Gas Storage, 8.875%, 3/15/2018                                  8,739,000            8,520,525
                  NuStar Logistics, 7.65%, 4/15/2018                                   18,000,000           20,973,222
                  Oneok Partners LP, 8.625%, 3/1/2019                                   8,000,000           10,381,760
  c,d             Pacific Rubiales Energy Corp., 7.25%, 12/12/2021                      2,000,000            2,170,000
  c,d             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      4,000,000            4,906,000
  b,c,d,e         Petroplus Finance Ltd., 6.75%, 5/1/2014                               5,650,000              649,750
                  Plains Exploration and Production Co., 7.625%, 6/1/2018               1,000,000            1,062,500
                  RAAM Global Energy Co., 12.50%, 10/1/2015                            15,000,000           15,393,750
                  Southern Union Co., 3.483%, 11/1/2066                                23,020,000           18,732,525
                  Teppco Partners LP, 7.00%, 6/1/2067                                   7,000,000            7,000,000
  c               Woodside Financial Ltd., 8.125%, 3/1/2014                             8,000,000            8,784,576

                                                                                                           265,359,204
              FOOD, BEVERAGE & TOBACCO -- 0.39%
                Food Products -- 0.15%
  c               Harmony Foods Corp., 10.00%, 5/1/2016                                 9,900,000           10,271,250
  c,d             Minerva Luxembourg SA, 12.25%, 2/10/2022                              6,000,000            6,240,000
                Tobacco -- 0.24%
                  Altria Group, Inc., 8.50%, 11/10/2013                                 4,000,000            4,394,320
                  Altria Group, Inc., 9.70%, 11/10/2018                                10,750,000           14,875,506
  c,d             B.A.T. International Finance, plc, 9.50%, 11/15/2018                  5,000,000            6,807,155

                                                                                                            42,588,231
              HEALTH CARE EQUIPMENT & SERVICES -- 0.58%
                Health Care Equipment & Supplies -- 0.05%
                  Alere, Inc., 8.625%, 10/1/2018                                        5,000,000            5,050,000
                Health Care Providers & Services -- 0.31%
                  Aurora Diagnostics Holdings, LLC, 10.75%, 1/15/2018                  11,000,000           10,945,000
  c               Prospect Medical Holdings, Inc., 8.375%, 5/1/2019                    23,500,000           23,088,750
                Health Care Technology -- 0.22%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                             23,250,000           24,005,625

                                                                                                            63,089,375
              INSURANCE -- 1.91%
                Insurance -- 1.91%
  c,d             Dai Ichi Mutual Life Insurance Co. Ltd., 7.25%, 12/31/2049            9,000,000            9,493,776
                  Hartford Financial Services Group, 8.125%, 6/15/2068                  9,650,000           10,108,375
  c               Liberty Mutual Group, Inc., 5.75%, 3/15/2014                          1,000,000            1,055,842
  c               Metlife Capital Trust X, 9.25%, 4/8/2068                             12,000,000           14,700,000
                  Metlife, Inc., Series A, 6.817%, 8/15/2018                            4,000,000            4,878,772
  c               National Life Insurance of Vermont, 10.50%, 9/15/2039                 2,000,000            2,663,178
  f               Northwind Holdings, LLC, 1.247%, 12/1/2037                            4,644,182            3,715,346
  c,d             Oil Insurance Ltd., 3.452%, 12/31/2049                                4,000,000            3,473,120
  c               Prudential Holdings, LLC, 8.695%, 12/18/2023                          4,500,000            5,556,105
  c,d             QBE Capital Funding III Ltd., 7.25%, 5/24/2041                       65,500,000           59,108,707
  c,d             QBE Insurance Group Ltd., 5.647%, 7/1/2023                           12,863,000           11,960,763
                  Transatlantic Holdings, Inc., 5.75%, 12/14/2015                      14,647,000           15,827,929
  c               White Mountains Re Group Ltd., 7.506%, 12/31/2049                    28,590,000           27,419,811
  c               ZFS Finance USA Trust II, 6.45%, 12/15/2065                          35,208,000           35,208,000
  c               ZFS Finance USA Trust V, 6.50%, 5/9/2067                              1,260,000            1,234,800

                                                                                                           206,404,524
              MATERIALS -- 1.02%
                Construction Materials -- 0.51%
  c,d             CEMEX Espana Luxembourg, 9.875%, 4/30/2019                            1,460,000            1,293,925
  c               CEMEX Finance, LLC, 9.50%, 12/14/2016                                10,000,000            9,750,000
  c,d             China Shanshui Cement Goup Ltd., 10.50%, 4/27/2017                   10,000,000           10,025,000
                  CRH America, Inc., 8.125%, 7/15/2018                                 12,000,000           14,294,304
                  Texas Industries, Inc., 9.25%, 8/15/2020                             19,850,000           19,850,000
                Containers & Packaging -- 0.04%
  c               Plastipak Holdings, Inc., 10.625%, 8/15/2019                          2,250,000            2,550,938
  c               Sealed Air Corp., 8.375%, 9/15/2021                                   2,000,000            2,260,000
                Metals & Mining -- 0.47%
  c,d             Anglo American Capital plc, 9.375%, 4/8/2014                          3,500,000            3,936,044
  c,d             FMG Resources Pty Ltd., 8.25%, 11/1/2019                              8,500,000            9,010,000
  c               GTL Trade Finance, Inc., 7.25%, 10/20/2017                            7,000,000            7,805,000
  c,d             Inmet Mining Corp., 8.75%, 6/1/2020                                   7,250,000            7,177,500
  c               Molycorp, Inc., 10.00%, 6/1/2020                                     15,000,000           14,850,000
  d               Thompson Creek Metals Co., 12.50%, 5/1/2019                           8,000,000            7,880,000

                                                                                                           110,682,711
              MEDIA -- 0.49%
                Media -- 0.49%
                  Comcast Cable Communications, LLC, 8.875%, 5/1/2017                   5,000,000            6,460,105
  c,d             Nara Cable Funding Ltd., 8.875%, 12/1/2018                            5,000,000            4,250,000
                  Time Warner Cable, Inc., 8.75%, 2/14/2019                            14,000,000           18,614,036
                  Time Warner Cable, Inc., 8.25%, 2/14/2014                             4,000,000            4,453,528
                  WMG Acquisition Corp., 11.50%, 10/1/2018                             12,000,000           13,260,000
  c               WMG Holdings Corp., 13.75%, 10/1/2019                                 6,000,000            6,315,000

                                                                                                            53,352,669
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.32%
                Biotechnology -- 0.07%
  f               JPR Royalty, LLC, 14.00%, 12/1/2020                                   5,000,000            5,000,000
                  Tiers Inflation Linked Trust, Series Wyeth 2004 21 Trust
  f               Certificate CPI Floating Rate Note, 4.501%, 2/1/2014                  3,000,000            3,033,750
                Life Sciences Tools & Services -- 0.11%
  c               BPA Laboratories, Inc., 12.25%, 4/1/2017                             12,000,000           11,520,000
                Pharmaceuticals -- 0.14%
  c,f             Alvogen Pharma U.S., Inc., 10.50%, 3/15/2019                         12,000,000           12,000,000
                  KV Pharmaceutical Co., 12.00%, 3/15/2015                              9,500,000            2,945,000

                                                                                                            34,498,750
              REAL ESTATE -- 0.06%
                Real Estate Investment Trusts -- 0.06%
                  Residential Asset Securities Corp., 0.395%, 6/25/2036                 7,215,110            6,614,591

                                                                                                             6,614,591
              RETAILING -- 0.05%
                Multiline Retail -- 0.01%
  c,d             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,500,000            1,492,500
                Specialty Retail -- 0.04%
                  Best Buy, Inc., 6.75%, 7/15/2013                                      4,000,000            4,169,204

                                                                                                             5,661,704
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.11%
                Semiconductors & Semiconductor Equipment -- 0.11%
                  KLA Tencor Corp., 6.90%, 5/1/2018                                    10,000,000           11,944,210

                                                                                                            11,944,210

              SOFTWARE & SERVICES -- 0.27%
                Internet Software & Services -- 0.25%
  c,d             EAccess Ltd., 8.25%, 4/1/2018                                         8,000,000            7,280,000
                  EarthLink, Inc., 8.875%, 5/15/2019                                   12,000,000           11,685,000
  f               Yahoo!, Inc., 6.65%, 8/10/2026                                        7,990,635            7,830,822
                Software -- 0.02%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             2,000,000            2,120,000

                                                                                                            28,915,822
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.05%
                Communications Equipment -- 0.05%
  c               Brightstar Corp., 9.50%, 12/1/2016                                    5,000,000            5,125,000

                                                                                                             5,125,000
              TELECOMMUNICATION SERVICES -- 1.26%
                Diversified Telecommunication Services -- 1.12%
  d               Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030        26,150,000           36,297,063
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       6,000,000            6,645,000
                  Qwest Corp., 6.75%, 12/1/2021                                         9,000,000           10,126,638
  d               Telecom Italia Capital SA, 5.25%, 10/1/2015                           4,190,000            4,148,100
  d               Telefonica Emisiones SAU, 7.045%, 6/20/2036                          52,890,000           46,241,039
  d               Telefonica Emisiones SAU, 6.221%, 7/3/2017                            2,770,000            2,600,457
  c,d             Telemar Norte Leste SA, 5.50%, 10/23/2020                             9,065,000            9,246,300
  c,d             Wind Acquisition Finance SA, 7.25%, 2/15/2018                         6,000,000            5,250,000
                Wireless Telecommunication Services -- 0.14%
  c,d             Digicel SA, 12.00%, 4/1/2014                                          2,000,000            2,220,000
  c,d             VimpelCom (UBS SA), 8.25%, 5/23/2016                                  4,500,000            4,696,290
  c,d             VimpelCom Holdings BV, 7.504%, 3/1/2022                               8,735,000            8,206,008

                                                                                                           135,676,895
              TRANSPORTATION -- 0.35%
                Airlines -- 0.30%
  c,d             Air Canada, 9.25%, 8/1/2015                                          17,000,000           16,617,500
                  American Airlines, Inc., 13.00%, 8/1/2016                             3,434,082            3,640,127
  b,e             American Airllines, Inc., 8.625%, 4/15/2023                           8,734,304            9,171,019
                  US Airways, 6.25%, 10/22/2024                                         2,806,329            2,946,645
                Marine -- 0.05%
  c               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                   8,134,913            5,551,509

                                                                                                            37,926,800
              UTILITIES -- 1.74%
                Electric Utilities -- 0.89%
                  Alabama Power Capital Trust V, 3.568%, 10/1/2042                      4,000,000            4,044,400
                  Arizona Public Service Co., 8.75%, 3/1/2019                           6,500,000            8,596,244
  b,c,d,e         Centrais Eletricas DO PA, 10.50%, 6/3/2016                           16,000,000            4,561,120
  c,d             Enel Finance International S.A., 6.25%, 9/15/2017                    40,000,000           40,153,920
                  Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                   8,000,000            9,314,312
  c               Great River Energy, 5.829%, 7/1/2017                                  1,580,089            1,687,393
  c               Monongahela Power Co., 7.95%, 12/15/2013                              2,000,000            2,187,680
  c               Texas-New Mexico Power Co., 9.50%, 4/1/2019                          19,000,000           25,912,314
                Independent Power Producers & Energy Traders -- 0.25%
  c,d             Atlantic Power Corp., 9.00%, 11/15/2018                               8,000,000            8,180,000
  c,d             Inkia Energy Ltd., 8.375%, 4/4/2021                                  18,000,000           18,630,000
                Multi-Utilities -- 0.60%
                  Ameren Illinois Co., 9.75%, 11/15/2018                                5,000,000            6,743,775
                  AmerenEnergy Generating Co., 7.00%, 4/15/2018                         9,050,000            7,828,250
                  Black Hills Corp., 9.00%, 5/15/2014                                   4,500,000            4,966,245
                  NiSource Finance Corp., 6.15%, 3/1/2013                               5,562,000            5,751,492
                  NiSource Finance Corp., 6.40%, 3/15/2018                             20,000,000           23,361,960
                  Sempra Energy, 9.80%, 2/15/2019                                       7,750,000           10,742,027
                  Sempra Energy, 8.90%, 11/15/2013                                      2,000,000            2,201,300
                  Union Electric Co., 6.70%, 2/1/2019                                   2,500,000            3,148,222

                                                                                                           188,010,654

            TOTAL CORPORATE BONDS (Cost $1,296,090,877)                                                  1,419,784,880

            CONVERTIBLE BONDS -- 1.60%
              CAPITAL GOODS -- 0.16%
                Machinery -- 0.16%
  c               3D Systems Corp., 5.50%, 12/15/2016                                  11,000,000           17,723,750

                                                                                                            17,723,750
                Capital Markets -- 0.17%
                  Hercules Technology Growth Capital, Inc., 6.00%, 4/15/2016           10,000,000           10,275,000
  c               Prospect Capital Corp., 5.375%, 10/15/2017                            8,000,000            8,070,000
                Diversified Financial Services -- 0.68%
  c               ICAHN Enterprise LP, 4.00%, 8/15/2013                                10,000,000           10,000,000
                  ICAHN Enterprises LP, 4.00%, 8/15/2013                                  700,000              700,000
  a               KKR Financial Holdings, LLC, 7.00%, 7/15/2012                        31,600,000           31,718,500
  a               KKR Financial Holdings, LLC, 7.50%, 1/15/2017                        22,750,000           30,769,375

                                                                                                            91,532,875
              ENERGY -- 0.06%
                Oil, Gas & Consumable Fuels -- 0.06%
                  SunPower Corp., 4.50%, 3/15/2015                                      5,000,000            4,362,500
                  SunPower Corp., 4.75%, 4/15/2014                                      3,000,000            2,677,500

                                                                                                             7,040,000
              FOOD, BEVERAGE & TOBACCO -- 0.15%
                Beverages -- 0.15%
                  Central European Distribution Corp., 3.00%, 3/15/2013                18,239,000           15,776,735

                                                                                                            15,776,735
              MATERIALS -- 0.12%
                Construction Materials -- 0.07%
  d               CEMEX SAB de CV, 4.875%, 3/15/2015                                    8,500,000            7,501,250
                Metals & Mining -- 0.05%
  c,d             Jaguar Mining, Inc., 4.50%, 11/1/2014                                11,000,000            5,541,250

                                                                                                            13,042,500
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.07%
                Semiconductors & Semiconductor Equipment -- 0.07%
  d               Trina Solar Ltd., 4.00%, 7/15/2013                                    8,500,000            7,618,125

                                                                                                             7,618,125
              SOFTWARE & SERVICES -- 0.05%
                Software -- 0.05%
                  THQ, Inc., 5.00%, 8/15/2014                                           9,136,000            5,150,420

                                                                                                             5,150,420
              TELECOMMUNICATION SERVICES -- 0.12%
                Diversified Telecommunication Services -- 0.12%
  c               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018            15,600,000           10,920,000
                  Level 3 Communications, Inc., 7.00%, 3/15/2015                        2,000,000            2,390,000

                                                                                                            13,310,000
              TRANSPORTATION -- 0.02%
                Marine -- 0.02%
  c               Ultrapetrol Bahamas Ltd., 7.25%, 1/15/2017                            2,750,000            1,650,000

                                                                                                             1,650,000

            TOTAL CONVERTIBLE BONDS (Cost $170,090,372)                                                    172,844,405

            WARRANTS -- 0.00%
  b              Green Field Energy Services                                               16,000              336,000

            TOTAL WARRANTS (Cost $627,343)                                                                     336,000

            MUNICIPAL BONDS -- 0.03%
                  San Bernardino County California, 8.45%, 9/1/2030                $    2,555,000            2,765,685
                  Town of Victor New York, 9.20%, 5/1/2014                                785,000              808,566

            TOTAL MUNICIPAL BONDS (Cost $3,302,873)                                                          3,574,251

            U.S. GOVERNMENT AGENCIES -- 0.08%
  c               Agribank FCB, 9.125%, 7/15/2019                                       6,750,000            8,726,251

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)                                                 8,726,251

            FOREIGN BONDS -- 1.90%
              CONSUMER SERVICES -- 0.21%
                Hotels, Restaurants & Leisure -- 0.21%
  c               Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016                43,000,000           22,479,462

                                                                                                            22,479,462
              DIVERSIFIED FINANCIALS -- 0.36%
                Capital Markets -- 0.06%
                  Morgan Stanley (AUD), 3.74%, 3/1/2013                                 4,000,000            4,049,808
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                4,560,000            2,344,137
                Consumer Finance -- 0.25%
  c,f             Cash Store Financial (CAD), 11.50%, 1/31/2017                        10,250,000            9,010,657
  c               Lowell Group Financing plc (GBP), 10.75%, 4/1/2019                   12,000,000           17,854,123
                Diversified Financial Services -- 0.05%
                  Bank of America Corp. (BRL), 10.00%, 11/19/2014                       6,500,000            3,349,514
  f               Bank of America Corp. (BRL), 10.75%, 8/20/2018                        5,000,000            2,464,526

                                                                                                            39,072,765
              FOOD & STAPLES RETAILING -- 0.02%
                Food & Staples Retailing -- 0.02%
                  Wesfarmers Ltd. (AUD), 6.107%, 9/11/2014                              2,000,000            2,096,623

                                                                                                             2,096,623
              FOOD, BEVERAGE & TOBACCO -- 0.09%
                Beverages -- 0.09%
                  Ambev International Finance Co. Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,161,917
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                        10,000,000            5,504,107

                                                                                                             9,666,024
              INSURANCE -- 0.14%
                Insurance -- 0.14%
                  ELM BV (AUD), 7.635%, 12/31/2049                                     10,500,000            8,850,267
                  ELM BV (AUD), 4.568%, 12/31/2049                                      8,000,000            6,227,135

                                                                                                            15,077,402
              MATERIALS -- 0.07%
                Construction Materials -- 0.07%
                  CEMEX Finance, LLC (EUR), 9.625%, 12/14/2017                          6,500,000            7,403,170

                                                                                                             7,403,170
              MEDIA -- 0.06%
                Media -- 0.06%
  c               Corus Entertainment (CAD), 7.25%, 2/10/2017                           2,000,000            2,077,399
                  News America Holdings (AUD), 8.625%, 2/7/2014                         4,000,000            4,280,021

                                                                                                             6,357,420
              MISCELLANEOUS -- 0.59%
                Miscellaneous -- 0.59%
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2022                20,000,000           13,816,281
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2016                65,401,000           39,603,668
                  New South Wales Treasury Corp. (AUD), 3.75%, 11/20/2020               8,500,000           10,966,204

                                                                                                            64,386,153
              SOFTWARE & SERVICES -- 0.08%
                Internet Software & Services -- 0.08%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  8,200,000            8,963,215

                                                                                                             8,963,215
              TELECOMMUNICATION SERVICES -- 0.03%
                Diversified Telecommunication Services -- 0.03%
                  Wind Acquisition Finance SA (EUR), 11.75%, 7/15/2017                  3,000,000            3,037,198

                                                                                                             3,037,198
              TRANSPORTATION -- 0.09%
                Airlines -- 0.09%
  f               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           8,000,000            9,314,074

                                                                                                             9,314,074
              UTILITIES -- 0.16%
                Electric Utilities -- 0.06%
                  Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016      12,000,000            6,422,704
                Multi-Utilities -- 0.10%
                  Ville De Montreal (CAD), 5.45%, 12/1/2019                            10,000,000           11,405,068

                                                                                                            17,827,772

            TOTAL FOREIGN BONDS (Cost $199,860,789)                                                        205,681,278

            OTHER SECURITIES -- 0.34%
                Loan Participations -- 0.34%
  d               CEMEX Espana SA, 4.50%, 2/14/2014                                     5,000,000            4,596,900
                  Lonestar Intermediate Super Holdings, LLC, 11.00%, 8/7/2019           3,000,000            3,105,000
  f               Private Restaurants Properties, Inc., 9.00%, 3/1/2017                15,586,085           15,586,085
                  Texas Comp Electric Holdings, LLC, 3.741%, 10/10/2014                20,669,860           12,935,819

            TOTAL OTHER SECURITIES (Cost $41,155,985)                                                       36,223,804

            SHORT TERM INVESTMENTS -- 1.14%
                  AGL Capital Corp., 0.38%, 7/2/2012                                   32,573,000           32,572,656
                  Airgas, Inc., 0.37%, 7/2/2012                                         8,000,000            7,999,918
                  Bank of New York Tri-Party Repurchase Agreement 0.30% dated
                  6/29/2012 due 7/2/2012, repurchase price $54,001,350
                  collateralized by 11 corporate debt securities, having an
                  average coupon of 5.33%, a credit weighting of BBB, maturity dates from 5/1/2017 to 5/15/2042, and having an aggregate market
                  value of $57,607,440 at 6/29/2012                                    54,000,000           54,000,000
                  Consolidated Edison Co., 0.30%, 7/6/2012                             10,080,000           10,079,580
                  DCP Midstream LLC, 0.37%, 7/2/2012                                   18,698,000           18,697,808

            TOTAL SHORT TERM INVESTMENTS (Cost $123,349,962)                                               123,349,962

TOTAL INVESTMENTS -- 97.98% (Cost $10,208,368,920)                                                   $  10,588,666,241

OTHER ASSETS LESS LIABILITIES -- 2.02%                                                                     217,819,502

NET ASSETS -- 100.00%                                                                                $  10,806,485,743

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                                     Shares/Principal       Gross        Gross     Shares/Principal     Market Value     Investment
    Issuer                          September 30, 2011    Additions   Reductions    June 30, 2012      June 30, 2012       Income
    Apollo Investment Corp.                 10,000,000    4,179,200           --         14,179,200    $ 108,896,256   $   8,543,424
    Apollo Investment Corp.,
       5.75%, 1/15/2016                      5,000,000    5,900,000   10,900,000                 --               --         313,375
    Dynex Capital, Inc.                      2,860,000    1,702,000           --          4,562,000       47,353,560       2,078,160
    Invesco Mortgage Capital, Inc.*          5,414,300    1,585,700           --          7,000,000      128,380,000      13,427,570
    KKR Financial Holdings, LLC             11,900,000      500,000           --         12,400,000      105,648,000       7,512,000
    KKR Financial Holdings,LLC,
       7.0%, 7/15/2012                      61,600,000           --   30,000,000         31,600,000       31,718,500       2,156,000
    KKR Financial Holdings,LLC,
       7.5%, 1/15/2017                      22,750,000           --           --         22,750,000       30,769,375         853,125
    MFA Financial, Inc.                     18,000,000    2,000,000           --         20,000,000      157,800,000      14,700,000
    Solar Capital Ltd.                       3,750,000           --           --          3,750,000       83,475,000       6,750,000
    Washington REIT*                         1,727,539    1,592,493           --          3,320,032       94,454,910       3,551,805

Total non-controlled affiliated issuers - 7.30% of net assets                                          $ 788,495,601   $  59,885,459

*Issuers not affiliated at September 30, 2011.
b   Non-income producing.
c   Securities exempt from registration under Rule 144A of the Securities Act of
    1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2012, the aggregate value of these securities in the Fund's portfolio was $791,244,747, representing 7.32% of the Fund's net assets.
d   Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e   Bond in default.
f   Security currently fair valued by the valuation and pricing committee using procedures approved by the Trustees.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
EUR        Denominated in Euros
FCB        Farm Credit Bank
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                               Contract        Contract            Value           Unrealized      Unrealized
Contract Description          Buy/Sell          Amount        Value Date            USD           Appreciation    Depreciation
Euro                            Sell        928,171,400       08/31/2012       1,175,237,108      $ 70,480,292    $         --
Euro                            Sell         62,103,800       08/31/2012          78,634,927         1,154,172              --
Euro                            Sell            932,445       08/31/2012           1,180,648            55,214              --
Euro                            Sell          2,821,300       08/31/2012           3,572,289                --         (23,432)
Euro                            Sell         42,237,800       08/31/2012          53,480,887                --        (666,320)
Great Britain Pound             Sell        149,063,700       10/10/2012         233,393,959         3,050,882              --
Swiss Franc                     Sell        172,228,900       10/10/2012         181,929,395         6,401,824              --
Swiss Franc                     Buy          37,408,100       10/10/2012          39,515,047                --        (580,669)

Total                                                                                             $ 81,142,384    $ (1,270,421)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.
In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                         $  8,109,646,406    $  8,109,646,406   $            --      $          --
    Preferred Stock(a)                        446,714,177         372,105,115        74,609,062                 --
    Asset Backed Securities                    61,784,827                  --        61,784,827                 --
    Corporate Bonds                         1,419,784,880                  --     1,388,204,962         31,579,918
    Convertible Bonds                         172,844,405                  --       172,844,405                 --
    Warrants                                      336,000             336,000                --                 --
    Municipal Bonds                             3,574,251                  --         3,574,251                 --
    U.S. Government Agencies                    8,726,251                  --         8,726,251                 --
    Foreign Bonds                             205,681,278                  --       184,892,021         20,789,257
    Other Securities                           36,223,804                  --        20,637,719         15,586,085
    Short Term Investments                    123,349,962                  --       123,349,962                 --

Total Investments in Securities          $ 10,588,666,241    $  8,482,087,521   $ 2,038,623,460      $  67,955,260

Other Financial Instruments**
    Forward  Currency Contracts          $     81,142,384    $             --   $    81,142,384      $          --
    Spot Currency                        $      1,147,272    $      1,147,272   $            --      $          --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts          $     (1,270,421)   $             --   $    (1,270,421)     $          --
    Spot Currency                        $       (904,116)   $      -(904,116)  $            --      $          --

(a) At June 30, 2012, industry classifications for Preferred Stock in Level 2 consist of $8,058,750 in Banks, $10,473,750 in Miscellaneous, $17,685,937 in
Telecommunication Services and $38,390,625 in Utilities.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2012, is as follows:

                                 Corporate Bonds       Foreign           Other
                                                        Bonds          Securities          Total
Beginning Balance 9/30/2011        $  15,244,288    $ 15,167,391     $  2,133,868      $ 32,545,547

Accrued Discounts (Premiums)              53,749         129,913           25,099           208,761

Net Realized Gain (Loss)              (4,936,418)     (1,948,715)          43,582        (6,841,551)
Gross Purchases                       12,000,000      11,929,983       15,600,000        39,529,983

Gross Sales                             (508,709)     (2,555,213)      (2,182,850)       (5,246,772)
Change in Unrealized
    Appreciation (Depreciation)        5,819,186       1,263,611          (33,614)        7,049,183

Transfers into Level 3(a)              3,907,822              --               --         3,907,822
Transfers out of Level 3(a)                   --      (3,197,713)              --        (3,197,713)

Ending Balance 6/30/2012(b)        $  31,579,918    $ 20,789,257     $ 15,586,085      $ 67,955,260

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 0.63% of Total Net Assets at the period ended June 30, 2012.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between Levels 1 and 2 for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Global Opportunities Fund                                                       June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 86.57%
              AUTOMOBILES & COMPONENTS -- 2.12%
                Auto Components -- 2.12%
       a         Delphi Automotive plc                                                    286,800      $     7,313,400

                                                                                                             7,313,400
              BANKS -- 1.37%
                Commercial Banks -- 1.37%
                 Liechtensteinische Landesbank AG                                         132,178            4,734,817

                                                                                                             4,734,817
              CAPITAL GOODS -- 7.12%
                Machinery -- 3.86%
       a         Oshkosh Corp.                                                            635,600           13,315,820
                Trading Companies & Distributors -- 3.26%
                 Fly Leasing Ltd. ADR                                                     925,113           11,277,127

                                                                                                            24,592,947
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.39%
                Commercial Services & Supplies -- 2.39%
                 Mineral Resources Ltd.                                                   903,130            8,272,961

                                                                                                             8,272,961
              CONSUMER DURABLES & APPAREL -- 2.77%
                Household Durables -- 2.77%
                 Cyrela Brazil Realty S.A.                                              1,296,300            9,552,024

                                                                                                             9,552,024
              CONSUMER SERVICES -- 1.97%
                Hotels, Restaurants & Leisure -- 1.97%
       a         Galaxy Entertainment Group Ltd.                                        2,751,600            6,788,601

                                                                                                             6,788,601
              DIVERSIFIED FINANCIALS -- 16.63%
                Capital Markets -- 6.11%
                 Apollo Investment Corp.                                                1,378,000           10,583,040
       a         BTG Pactual Participations Ltd.                                          432,600            6,332,308
                 UBS AG                                                                   359,646            4,186,997
                Consumer Finance -- 3.53%
                 Capital One Financial Corp.                                              223,342           12,207,873
                Diversified Financial Services -- 6.99%
                 Bank of America Corp.                                                  1,442,300           11,798,014
                 KKR Financial Holdings LLC                                             1,449,650           12,351,018

                                                                                                            57,459,250
              ENERGY -- 8.41%
                Energy Equipment & Services -- 6.46%
                 Ensco plc                                                                133,625            6,276,366
                 Ensign Energy Services, Inc.                                             538,400            7,403,595
                 Transocean Ltd.                                                          193,300            8,646,309
                Oil, Gas & Consumable Fuels -- 1.95%
       a         Bankers Petroleum Ltd.                                                 3,846,700            6,725,396

                                                                                                            29,051,666
              FOOD & STAPLES RETAILING -- 1.92%
                Food & Staples Retailing -- 1.92%
                 Walgreen Co.                                                             224,800            6,649,584

                                                                                                             6,649,584
              FOOD, BEVERAGE & TOBACCO -- 3.88%
                Food Products -- 3.88%
                 BRF-Brasil Foods SA                                                      885,200           13,393,691

                                                                                                            13,393,691
              INSURANCE -- 4.30%
                Insurance -- 4.30%
                 Swiss Re                                                                 149,650            9,389,093
                 Willis Group Holdings plc                                                149,910            5,470,216

                                                                                                            14,859,309
               MEDIA -- 4.48%
                Media -- 4.48%
       a         Kabel Deutschland Holding AG                                             167,600           10,419,298
                 Television Broadcasts Ltd.                                               725,380            5,044,406

                                                                                                            15,463,704
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.77%
                Pharmaceuticals -- 2.77%
                 Roche Holding AG                                                          35,300            6,084,476
                 Teva Pharmaceutical Industries Ltd. ADR                                   88,030            3,471,903

                                                                                                             9,556,379
              SOFTWARE & SERVICES -- 10.97%
                Information Technology Services -- 4.26%
       a         InterXion Holding NV                                                     811,936           14,704,161
                Internet Software & Services -- 3.35%
       a         Google, Inc.                                                              19,955           11,575,297
                Software -- 3.36%
                 Microsoft Corp.                                                          380,000           11,624,200

                                                                                                            37,903,658
              TECHNOLOGY HARDWARE & EQUIPMENT -- 6.18%
                Communications Equipment -- 3.73%
       a         EchoStar Corp.                                                           486,941           12,864,981
                Computers & Peripherals -- 2.45%
       a         Apple, Inc.                                                               14,500            8,468,000

                                                                                                            21,332,981
              TELECOMMUNICATION SERVICES -- 6.15%
                Diversified Telecommunication Services -- 6.15%
       a         Level 3 Communications, Inc.                                             565,526           12,526,401
                 Telstra Corp. Ltd.                                                     2,311,263            8,728,978

                                                                                                            21,255,379
              TRANSPORTATION -- 3.14%
                Transportation Infrastructure -- 3.14%
                 China Merchants Holdings International Co. Ltd.                        3,596,500           10,847,982

                                                                                                            10,847,982

            TOTAL COMMON STOCK (Cost $299,059,740)                                                         299,028,333

            PREFERRED STOCK -- 0.95%
              BANKS -- 0.95%
                Commercial Banks -- 0.95%
                 Fifth Third Bancorp Pfd, 8.50%                                            24,000            3,283,200

            TOTAL PREFERRED STOCK (Cost $558,311)                                                            3,283,200


            EXCHANGE-TRADED FUNDS-- 3.90%
       a         SPDR Gold Trust                                                           86,810           13,472,044

            TOTAL EXCHANGE-TRADED FUNDS (Cost $14,035,481)                                                  13,472,044

            SHORT TERM INVESTMENTS -- 7.86%
                  AGL Capital Corp., 0.38%, 7/2/2012                               $   10,000,000            9,999,895
                  Consolidated Edison Co., 0.30%, 7/6/2012                             10,000,000            9,999,583
                  DCP Midstream LLC, 0.37%, 7/2/2012                                    7,159,000            7,158,926

            TOTAL SHORT TERM INVESTMENTS (Cost $27,158,404)                                                 27,158,404

TOTAL INVESTMENTS -- 99.28% (Cost $340,811,936)                                                        $   342,941,981

OTHER ASSETS LESS LIABILITIES -- 0.72%                                                                       2,480,880

NET ASSETS -- 100.00%                                                                                  $   345,422,861

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

                         Outstanding Forward Currency Contracts to Buy or Sell at June 30, 2012
                                               Contract        Contract            Value           Unrealized      Unrealized
Contract Description          Buy/Sell          Amount        Value Date            USD           Appreciation    Depreciation
Euro                            Sell          6,983,500       08/08/2012         8,840,248        $    481,328    $         --
Euro                            Sell          9,897,200       08/08/2012        12,528,632             405,029              --
Euro                            Sell          4,186,300       08/08/2012         5,299,338             218,038              --
Euro                            Buy           1,703,400       08/08/2012         2,156,294                  --         (71,702)
Euro                            Buy           2,807,500       08/08/2012         3,553,948                  --        (195,749)
Swiss Franc                     Sell          5,019,200       10/03/2012         5,300,777             267,079              --
Swiss Franc                     Buy           1,696,700       10/03/2012         1,791,885              28,072              --

Total                                                                                             $  1,399,546    $   (267,451)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended June 30, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended June 30, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                         $  299,028,333      $    299,028,333   $            --      $          --
    Preferred Stock                           3,283,200             3,283,200                --                 --
    Exchange-Traded Funds                    13,472,044            13,472,044                --                 --
    Short Term Investments                   27,158,404                    --        27,158,404                 --

Total Investments in Securities          $  342,941,981      $    315,783,577   $    27,158,404      $          --

Other Financial Instruments**
    Forward  Currency Contracts          $    1,399,546      $             --   $     1,399,546      $          --
    Spot Currency                        $           44      $             44   $            --      $          --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts          $    (267,451)      $             --   $      (267,451)     $          --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.


Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.

Thornburg Developing World Fund                                                           June 30, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 93.69%
              BANKS -- 12.21%
                Commercial Banks -- 12.21%
                 Bancolombia S.A. ADR                                                      38,273      $     2,366,802
                 Credicorp Ltd.                                                            19,960            2,512,765
                 PT Bank Mandiri                                                        2,148,000            1,646,590
                 Sberbank-CLS                                                             747,800            1,994,749
                 Security Bank Corp.                                                      685,700            2,317,401

                                                                                                            10,838,307
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.85%
                Commercial Services & Supplies -- 1.30%
                 Multiplus SA                                                              49,000            1,150,774
                Professional Services -- 1.55%
       a         Qualicorp SA                                                             157,900            1,380,495

                                                                                                             2,531,269
              CONSUMER DURABLES & APPAREL -- 2.35%
                Textiles, Apparel & Luxury Goods -- 2.35%
                 Trinity Ltd.                                                           3,328,000            2,089,129

                                                                                                             2,089,129
              CONSUMER SERVICES -- 5.95%
                Diversified Consumer Services -- 0.55%
       a         New Oriental Education & Technology Group, Inc. ADR                       20,000              490,000
                Hotels, Restaurants & Leisure -- 5.40%
       a         Jubilant FoodWorks Ltd.                                                   61,355            1,283,472
                 NagaCorp Ltd.                                                          2,242,000              994,139
                 Wynn Macau Ltd.                                                        1,081,612            2,517,922

                                                                                                             5,285,533
              DIVERSIFIED FINANCIALS -- 2.61%
                Capital Markets -- 2.61%
                 CETIP SA                                                                 185,200            2,314,424

                                                                                                             2,314,424
              ENERGY -- 5.61%
                Oil, Gas & Consumable Fuels -- 5.61%
                 CNOOC Ltd.                                                               645,000            1,280,364
       a         Gran Tierra Energy, Inc.                                                 451,324            2,207,635
                 Novatek OAO GDR                                                           14,100            1,494,600

                                                                                                             4,982,599
              FOOD & STAPLES RETAILING -- 13.51%
                Food & Staples Retailing -- 13.51%
                 Bizim Toptan Satis Magazalari AS                                          96,503            1,347,360
                 Clicks Group Ltd.                                                        299,562            1,969,609
                 O'Key Group S.A.                                                         275,100            2,132,025
                 PriceSmart, Inc.                                                          22,042            1,488,056
                 Puregold Price Club, Inc.                                              4,820,400            3,106,061
                 Raia Drogasil SA                                                         193,767            1,953,588

                                                                                                            11,996,699
              FOOD, BEVERAGE & TOBACCO -- 5.50%
                Beverages -- 1.66%
                 Coca Cola Co.                                                             18,841            1,473,178
                Food Products -- 3.84%
                 Biostime International Holdings Ltd.                                     504,500            1,307,104
                 Mayora Indah                                                             779,800            2,100,500

                                                                                                             4,880,782
              HEALTH CARE EQUIPMENT & SERVICES -- 1.71%
                Health Care Equipment & Supplies -- 1.71%
                 Shandong Weigao Group Medical Polymer Co. Ltd.                         1,374,394            1,512,942

                                                                                                             1,512,942
              HOUSEHOLD & PERSONAL PRODUCTS -- 5.89%
                Household Products -- 2.53%
                 Colgate Palmolive Co.                                                     21,596            2,248,143
                Personal Products -- 3.36%
                 Dabur India Ltd.                                                         763,600            1,569,322
                 Hengan International Group Co. Ltd.                                      146,500            1,413,457

                                                                                                             5,230,922
              MATERIALS -- 7.99%
                Chemicals -- 3.96%
                 Asian Paints Ltd.                                                         16,906            1,180,559
                 Potash Corp. of Saskatchewan, Inc.                                        53,451            2,335,274
                Construction Materials -- 1.98%
                 PT Indocement Tunggal Prakarsa Tbk                                       952,200            1,758,921
                Metals & Mining -- 2.05%
                 Southern Copper Corp.                                                     57,584            1,814,472

                                                                                                             7,089,226
              MEDIA -- 0.63%
                Media -- 0.63%
                 Focus Media Holdings Ltd.                                                 23,661              555,560

                                                                                                               555,560
              RETAILING -- 6.99%
                Multiline Retail -- 2.14%
                 PT Mitra Adiperkasa Tbk                                                2,493,000            1,897,785
                Specialty Retail -- 4.85%
                 Ace Hardware Indonesia                                                 3,492,000            1,877,519
                 Cia Hering                                                               128,100            2,429,978

                                                                                                             6,205,282
              SOFTWARE & SERVICES -- 19.89%
                Information Technology Services -- 2.92%
       a         Cognizant Tech Solutions                                                  43,200            2,592,000
                Internet Software & Services -- 14.44%
       a         Baidu, Inc. ADR                                                           25,587            2,941,993
                 Mercadolibre, Inc.                                                        30,830            2,336,914
       a         NetEase.com, Inc. ADR                                                      8,230              484,335
                 PChome Online, Inc.                                                      278,000            1,562,791
       a         Qihoo 360 Technology Co. Ltd. ADR                                         27,500              475,475
       a         SINA Corp.                                                                 8,505              440,644
                 Tencent Holdings Ltd.                                                     74,600            2,173,203
       a         Yandex NV                                                                126,261            2,405,272
                Software -- 2.53%
       a         AutoNavi Holdings Ltd. ADR                                                33,783              453,030
                 Totvs SA                                                                  93,155            1,794,921

                                                                                                            17,660,578

            TOTAL COMMON STOCK (Cost $76,544,966)                                                           83,173,252

            SHORT TERM INVESTMENTS -- 4.73%
                  AGL Capital Corp., 0.38%, 7/2/2012                               $    4,200,000            4,199,956

            TOTAL SHORT TERM INVESTMENTS (Cost $4,199,956)                                                   4,199,956

TOTAL INVESTMENTS -- 98.42% (Cost $80,744,922)                                                         $    87,373,208

OTHER ASSETS LESS LIABILITIES -- 1.58%                                                                       1,404,731

NET ASSETS -- 100.00%                                                                                  $    88,777,939

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
GDR        Global Depository Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. Additionally, the Fund's risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.

During the period ended June 30, 2012, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation of Investments: Portfolio securities listed or traded on a national securities exchange are valued on the valuation date at the last reported sale price on the exchange that is the primary market for the security. Portfolio securities traded on an exchange for which there has been no sale that day and other equity securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio securities reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign security traded on exchanges outside the United States is valued at the price of the security on the exchange that is normally the security's primary market, as of the close of that exchange preceding the time of the Fund's valuation.
Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees of the Trust. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

In any case where the market value of an equity security held by the Fund is not readily available, the Trust's valuation and pricing committee determines a fair value for the security using procedures approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity securities in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. A security's market value is deemed not readily available whenever the exchange or market on which the security is primarily traded is closed for the entire scheduled day of trading. Additionally, a security's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the security's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the security's market value.

In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the valuation and pricing committee determines a fair value for the debt obligation using procedures approved by the Trustees. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the valuation and pricing committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.
In determining fair value for any portfolio security or other investment, the valuation and pricing committee seeks to determine the amount that an owner of the investment might reasonably expect to receive upon a sale of the investment. However, because fair value prices are estimated prices, the valuation and pricing committee's determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The valuation and pricing committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation Measurements: Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three levels listed below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other significant observable inputs.

Level 3: Significant unobservable inputs.

Significant observable inputs within Level 2 typically include recent transactions and quoted bid prices and also may include yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, indications of value from dealers and general market conditions, and other observable information. Significant unobservable inputs within Level 3 may include broker indications of value, evaluation of discounted anticipated cash flows for a specific investment, discount assumptions, analysis of recent transactions in the specific investment or similar investments, adjustments to otherwise observable inputs, and the Fund's own evaluations and assumptions. A given type of input may fall within Level 2 when it is observable, but may be determined to fall within Level 3 in any instance when the Fund considers the input unobservable. A valuation obtained through the use of inputs within Levels 2 and 3 may not represent the value which is received upon actual sale of an investment by the Fund.

The following table displays a summary of the inputs used to value the Fund's net assets as of June 30, 2012. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                        Fair Value Measurements at June 30, 2012
                                               Total             Level 1             Level 2             Level 3
Assets
Investments in Securities*

    Common Stock                         $   83,173,252      $   83,173,252     $            --      $          --
    Short Term Investments                    4,199,956                  --           4,199,956                 --

Total Investments in Securities          $   87,373,208      $   83,173,252     $     4,199,956      $          --


Liabilities

Other Financial Instruments**
     Spot Currency                       $          (17)     $          (17)    $            --      $          --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no significant transfers between levels for the period ended June 30, 2012.

In May 2011, the Financial Accounting Standards Board, ("FASB") issued Accounting Standards Update (ASU) No. 2011-04 amending Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose additional information in certain circumstances, including i) the amounts of transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, information about significant unobservable inputs used, iii) a description of the valuation processes used by the reporting entity, and iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Management is further evaluating the disclosure requirement implications of this guidance and the impact it will have on fair value measurement disclosures presented by the Fund.














Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 21, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    August 21, 2012

By:      /s/ George T. Strickland

         George T. Strickland

         Treasurer and principal financial officer

         Date:    August 21, 2012